UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

This report on Form N-CSR relates solely to the Registrant's Asset Manager Portfolio, Asset Manager: Growth Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom 2035 Portfolio, Freedom 2040 Portfolio, Freedom 2045 Portfolio, Freedom 2050 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60%, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Investment Grade Bond Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, Strategic Income Portfolio and VIP Target Volatility Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.61%
Actual		$ 1,000.00	$ 1,065.40	$ 3.12
HypotheticalA		$ 1,000.00	$ 1,021.77	$ 3.06
Service Class	.73%
Actual		$ 1,000.00	$ 1,064.60	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Service Class 2.88%
Actual		$ 1,000.00	$ 1,063.60	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Investor Class	.70%
Actual		$ 1,000.00	$ 1,064.50	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .20%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.4	1.8
Gilead Sciences, Inc.	0.8	0.9
Halliburton Co.	0.8	0.3
Facebook, Inc. Class A	0.7	0.5
EOG Resources, Inc.	0.7	0.5
	4.4
Top Five Bond Issuers as of June 30, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	11.8	12.5
Fannie Mae	4.6	4.0
Ginnie Mae	1.7	2.1
Freddie Mac	1.7	2.0
Wachovia Bank Commercial Mortgage Trust	0.5	0.7
	20.3
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.2	15.0
Consumer Discretionary	11.6	14.4
Health Care	10.0	8.9
Energy	9.3	7.2
Information Technology	8.0	7.2
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stock Class and Equity Futures*** 51.9%		Stock Class and Equity Futures 54.7%
	Bond Class 41.4%		Bond Class 41.5%
	Short-Term Class 6.7%		Short-Term Class 3.8%
* Foreign investments	23.9%	** Foreign investments	23.0%

*** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 36.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.6%
BorgWarner, Inc.	28,400	$ 1,851,396
Delphi Automotive PLC	75,800	5,210,492
Visteon Corp. (a)	19,800	1,920,798
		8,982,686
Automobiles - 0.2%
General Motors Co.	76,000	2,758,800
Diversified Consumer Services - 0.2%
Estacio Participacoes SA	222,600	2,946,843
Hotels, Restaurants & Leisure - 0.7%
Chipotle Mexican Grill, Inc. (a)	8,600	5,095,586
Fiesta Restaurant Group, Inc. (a)	42,200	1,958,502
Las Vegas Sands Corp.	26,600	2,027,452
MGM Mirage, Inc. (a)	45,600	1,203,840
		10,285,380
Household Durables - 1.6%
Barratt Developments PLC	198,000	1,266,309
Bellway PLC	57,800	1,549,070
D.R. Horton, Inc.	225,300	5,537,874
Harman International Industries, Inc.	37,100	3,985,653
KB Home	227,300	4,245,964
PulteGroup, Inc.	218,200	4,398,912
Taylor Morrison Home Corp. (a)	52,000	1,165,840
		22,149,622
Internet & Catalog Retail - 0.5%
JD.com, Inc. sponsored ADR (d)	30,900	880,959
priceline.com, Inc. (a)	4,800	5,774,400
		6,655,359
Media - 2.2%
CBS Corp. Class B	94,800	5,890,872
Comcast Corp. Class A	165,600	8,889,408
ITV PLC	727,200	2,217,753
Naspers Ltd. Class N	34,900	4,108,585
The Walt Disney Co.	39,100	3,352,434
Time Warner, Inc.	40,600	2,852,150
Twenty-First Century Fox, Inc. Class A	94,700	3,328,705
		30,639,907
Multiline Retail - 0.3%
Macy's, Inc.	76,600	4,444,332
Specialty Retail - 0.7%
Cabela's, Inc. Class A (a)	46,400	2,895,360
Lowe's Companies, Inc.	32,600	1,564,474
TJX Companies, Inc.	88,400	4,698,460
		9,158,294
Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (a)(d)	20,600	1,778,398
Michael Kors Holdings Ltd. (a)	56,763	5,032,040

	Shares	Value
PVH Corp.	14,500	$ 1,690,700
VF Corp.	35,400	2,230,200
		10,731,338
TOTAL CONSUMER DISCRETIONARY		108,752,561
CONSUMER STAPLES - 0.9%
Beverages - 0.4%
Monster Beverage Corp. (a)	86,700	6,158,301
Food Products - 0.5%
Keurig Green Mountain, Inc.	52,400	6,529,564
TOTAL CONSUMER STAPLES		12,687,865
ENERGY - 5.9%
Energy Equipment & Services - 0.9%
Halliburton Co.	151,600	10,765,116
Helmerich & Payne, Inc.	16,000	1,857,760
		12,622,876
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.	67,100	7,345,437
Canadian Natural Resources Ltd.	48,800	2,242,317
Cheniere Energy, Inc. (a)	11,200	803,040
Cimarex Energy Co.	35,000	5,021,100
Cobalt International Energy, Inc. (a)	63,100	1,157,885
Concho Resources, Inc. (a)	56,900	8,222,050
Continental Resources, Inc. (a)	39,100	6,179,364
EOG Resources, Inc.	84,200	9,839,612
GasLog Ltd.	64,300	2,050,527
Genel Energy PLC (a)	90,600	1,573,786
Hess Corp.	44,300	4,380,827
Phillips 66 Co.	42,500	3,418,275
Pioneer Natural Resources Co.	39,200	9,008,552
Southwestern Energy Co. (a)	60,400	2,747,596
Targa Resources Corp.	14,000	1,953,980
Valero Energy Corp.	63,000	3,156,300
		69,100,648
TOTAL ENERGY		81,723,524
FINANCIALS - 3.5%
Banks - 0.8%
Bank of America Corp.	555,300	8,534,961
Societe Generale Series A	36,100	1,891,011
UniCredit SpA	161,700	1,353,958
		11,779,930
Capital Markets - 1.5%
Ameriprise Financial, Inc.	22,700	2,724,000
Apollo Global Management LLC Class A	52,700	1,460,844
BlackRock, Inc. Class A	12,400	3,963,040
Charles Schwab Corp.	23,100	622,083
KKR & Co. LP	162,800	3,960,924
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley, Inc.	118,500	$ 3,831,105
The Blackstone Group LP	136,600	4,567,904
		21,129,900
Consumer Finance - 0.1%
Springleaf Holdings, Inc.	63,000	1,634,850
Diversified Financial Services - 0.2%
McGraw Hill Financial, Inc.	30,400	2,524,112
Real Estate Investment Trusts - 0.2%
Altisource Residential Corp. Class B	89,666	2,334,006
Real Estate Management & Development - 0.4%
Altisource Asset Management Corp. (a)	2,200	1,590,732
Altisource Portfolio Solutions SA (a)	30,800	3,529,064
		5,119,796
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	124,200	4,607,820
TOTAL FINANCIALS		49,130,414
HEALTH CARE - 7.8%
Biotechnology - 5.6%
Acorda Therapeutics, Inc. (a)	70,900	2,390,039
Actelion Ltd.	22,193	2,807,910
Aegerion Pharmaceuticals, Inc. (a)	65,700	2,108,313
Alexion Pharmaceuticals, Inc. (a)	34,500	5,390,625
Alnylam Pharmaceuticals, Inc. (a)	13,700	865,429
Amgen, Inc.	49,600	5,871,152
ARIAD Pharmaceuticals, Inc. (a)	215,600	1,373,372
BioCryst Pharmaceuticals, Inc. (a)	172,000	2,193,000
Biogen Idec, Inc. (a)	25,200	7,945,812
BioMarin Pharmaceutical, Inc. (a)	32,400	2,015,604
Celgene Corp. (a)	33,000	2,834,040
Celldex Therapeutics, Inc. (a)	38,000	620,160
Clovis Oncology, Inc. (a)	18,400	761,944
Genmab A/S (a)	36,100	1,540,840
Gilead Sciences, Inc. (a)	130,000	10,778,300
Intercept Pharmaceuticals, Inc. (a)	21,410	5,066,248
InterMune, Inc. (a)	110,400	4,874,160
KYTHERA Biopharmaceuticals, Inc. (a)	30,900	1,185,633
Medivation, Inc. (a)	99,100	7,638,628
Pharmacyclics, Inc. (a)	18,700	1,677,577
Synageva BioPharma Corp. (a)	46,900	4,915,120
uniQure B.V.	7,800	106,002
United Therapeutics Corp. (a)	24,900	2,203,401
		77,163,309
Health Care Technology - 0.0%
Medidata Solutions, Inc. (a)	11,200	479,472
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	32,500	5,802,550
Thermo Fisher Scientific, Inc.	27,800	3,280,400
		9,082,950

	Shares	Value
Pharmaceuticals - 1.6%
AbbVie, Inc.	13,800	$ 778,872
Achaogen, Inc. (a)	27,600	385,296
Actavis PLC (a)	16,600	3,702,630
Akorn, Inc. (a)	11,000	365,750
Auxilium Pharmaceuticals, Inc. (a)	31,700	635,902
Jazz Pharmaceuticals PLC (a)	27,000	3,969,270
Ocera Therapeutics, Inc. (a)	6,700	51,188
Pacira Pharmaceuticals, Inc. (a)	43,900	4,032,654
Salix Pharmaceuticals Ltd. (a)	40,200	4,958,670
Shire PLC sponsored ADR	10,100	2,378,449
Tetraphase Pharmaceuticals, Inc. (a)	11,900	160,531
Valeant Pharmaceuticals International (Canada) (a)	2,550	322,475
		21,741,687
TOTAL HEALTH CARE		108,467,418
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.8%
Alliant Techsystems, Inc.	5,800	776,736
General Dynamics Corp.	15,900	1,853,145
Huntington Ingalls Industries, Inc.	20,000	1,891,800
The Boeing Co.	51,400	6,539,622
		11,061,303
Airlines - 1.6%
American Airlines Group, Inc.	225,100	9,670,296
Delta Air Lines, Inc.	136,825	5,297,864
International Consolidated Airlines Group SA CDI (a)	248,100	1,573,137
Southwest Airlines Co.	195,400	5,248,444
		21,789,741
Machinery - 0.3%
Caterpillar, Inc.	37,200	4,042,524
TOTAL INDUSTRIALS		36,893,568
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.5%
Arista Networks, Inc.	14,900	929,611
QUALCOMM, Inc.	76,200	6,035,040
		6,964,651
Internet Software & Services - 2.4%
58.com, Inc. ADR	27,000	1,459,620
Bankrate, Inc. (a)	119,300	2,092,522
Cornerstone OnDemand, Inc. (a)	56,300	2,590,926
Facebook, Inc. Class A (a)	150,821	10,148,745
Google, Inc.:
Class A (a)	10,800	6,314,436
Class C (a)	9,100	5,235,048
Kakaku.com, Inc.	32,300	566,412
Naver Corp.	3,753	3,096,595
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tencent Holdings Ltd.	116,500	$ 1,776,721
Twitter, Inc.	10,200	417,894
		33,698,919
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	60,900	2,978,619
FleetCor Technologies, Inc. (a)	32,600	4,296,680
Visa, Inc. Class A	16,900	3,560,999
		10,836,298
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc. (a)	198,700	4,669,450
NXP Semiconductors NV (a)	67,200	4,447,296
		9,116,746
Software - 0.2%
Adobe Systems, Inc. (a)	10,700	774,252
CommVault Systems, Inc. (a)	18,000	885,060
King Digital Entertainment PLC (a)(d)	64,700	1,329,585
		2,988,897
Technology Hardware, Storage & Peripherals - 1.8%
3D Systems Corp. (a)(d)	11,500	687,700
Apple, Inc.	209,100	19,431,664
Nimble Storage, Inc. (d)	43,600	1,339,392
SanDisk Corp.	28,300	2,955,369
		24,414,125
TOTAL INFORMATION TECHNOLOGY		88,019,636
MATERIALS - 1.3%
Chemicals - 1.3%
Celanese Corp. Class A	23,900	1,536,292
Eastman Chemical Co.	29,300	2,559,355
Huntsman Corp.	96,300	2,706,030
LyondellBasell Industries NV Class A	52,500	5,126,625
Methanex Corp.	11,300	698,619
The Dow Chemical Co.	42,200	2,171,612
Westlake Chemical Corp.	39,900	3,342,024
		18,140,557
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	16,600	1,237,081
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	32,000	1,113,600
TOTAL COMMON STOCKS (Cost $324,176,234)		506,166,224
Fixed-Income Funds - 43.6%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (f)	663,434	$ 6,932,887
Fidelity Floating Rate Central Fund (f)	375,917	40,903,565
Fidelity High Income Central Fund 1 (f)	281,213	29,665,153
Fidelity Inflation-Protected Bond Index Central Fund (f)	134,495	13,594,798
Fidelity VIP Investment Grade Central Fund (f)	4,844,861	514,911,875
TOTAL FIXED-INCOME FUNDS (Cost $579,803,093)		606,008,278
Equity Funds - 15.6%

Domestic Equity Funds - 0.3%
Fidelity Commodity Strategy Central Fund (f)	384,577	3,911,147
International Equity Funds - 15.3%
Fidelity Emerging Markets Equity Central Fund (f)	93,866	20,788,483
Fidelity International Equity Central Fund (f)	2,259,103	191,571,942
TOTAL INTERNATIONAL EQUITY FUNDS		212,360,425
TOTAL EQUITY FUNDS (Cost $206,197,786)		216,271,572
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 7/17/14 (e) (Cost $1,129,984)	$ 1,130,000	1,129,992
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	58,440,396	58,440,396
Fidelity Money Market Central Fund, 0.25% (b)	22,405	22,405
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	4,254,740	4,254,740
TOTAL MONEY MARKET FUNDS (Cost $62,717,541)		62,717,541
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,174,024,638)		1,392,293,607
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,076,706)
NET ASSETS - 100%		$ 1,388,216,901
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
36 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	$ 3,544,020	$ 15,962
The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $209,999.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,066
Fidelity Emerging Markets Debt Central Fund	173,442
Fidelity Emerging Markets Equity Central Fund	146,453
Fidelity Floating Rate Central Fund	975,709
Fidelity High Income Central Fund 1	849,634
Fidelity International Equity Central Fund	4,412,952
Fidelity Money Market Central Fund	27
Fidelity Securities Lending Cash Central Fund	47,427
Fidelity VIP Investment Grade Central Fund	7,590,957
Total	$ 14,216,667
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 4,020,216	$ 8,893	$ 3,911,147	1.0%
Fidelity Emerging Markets Debt Central Fund	5,241,303	1,380,405	14,821	6,932,887	5.4%
Fidelity Emerging Markets Equity Central Fund	14,500,197	6,070,997	730,039	20,788,483	6.1%
Fidelity Floating Rate Central Fund	39,514,745	877,007	88,928	40,903,565	2.9%
Fidelity High Income Central Fund 1	28,287,764	764,547	59,286	29,665,153	6.4%
Fidelity Inflation-Protected Bond Index Central Fund	13,098,693	1,506	29,642	13,594,798	6.2%
Fidelity International Equity Central Fund	182,657,069	4,434,190	415,140	191,571,942	5.9%
Fidelity VIP Investment Grade Central Fund	503,515,456	31,880,279	36,094,476	514,911,875	12.4%
Total	$ 786,815,227	$ 49,429,147	$ 37,441,225	$ 822,279,850
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 108,752,561	$ 108,752,561	$ -	$ -
Consumer Staples	12,687,865	12,687,865	-	-
Energy	81,723,524	81,723,524	-	-
Financials	49,130,414	49,130,414	-	-
Health Care	108,467,418	108,467,418	-	-
Industrials	36,893,568	36,893,568	-	-
Information Technology	88,019,636	87,453,224	566,412	-
Materials	18,140,557	18,140,557	-	-
Telecommunication Services	1,237,081	-	1,237,081	-
Utilities	1,113,600	1,113,600	-	-
U.S. Government and Government Agency Obligations	1,129,992	-	1,129,992	-
Fixed-Income Funds	606,008,278	606,008,278	-	-
Money Market Funds	62,717,541	62,717,541	-	-
Equity Funds	216,271,572	216,271,572	-	-
Total Investments in Securities:	$ 1,392,293,607	$ 1,389,360,121	$ 2,933,486	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 15,962	$ 15,962	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 15,962	$ -
Total Value of Derivatives	$ 15,962	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	19.8%
AAA,AA,A	6.1%
BBB	9.8%
BB	1.8%
B	3.2%
CCC,CC,C	0.5%
D	0.0%*
Not Rated	0.3%
Equities	52.2%
Short-Term Investments and Net Other Assets	6.3%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	76.1%
United Kingdom	4.2%
Japan	2.3%
France	1.6%
Netherlands	1.5%
Germany	1.3%
Ireland	1.1%
Switzerland	1.0%
Australia	1.0%
Others (Individually Less Than 1%)	9.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,348,843) - See accompanying schedule: Unaffiliated issuers (cost $325,306,218)	$ 507,296,216
Fidelity Central Funds (cost $848,718,420)	884,997,391
Total Investments (cost $1,174,024,638)		$ 1,392,293,607
Cash		304,779
Receivable for investments sold		2,142,942
Receivable for fund shares sold		357,876
Dividends receivable		164,393
Distributions receivable from Fidelity Central Funds		16,288
Receivable for daily variation margin for derivative instruments		2,700
Other receivables		58,708
Total assets		1,395,341,293

Liabilities
Payable for investments purchased	$ 1,549,922
Payable for fund shares redeemed	513,604
Accrued management fee	576,366
Distribution and service plan fees payable	7,101
Other affiliated payables	136,002
Other payables and accrued expenses	86,657
Collateral on securities loaned, at value	4,254,740
Total liabilities		7,124,392

Net Assets		$ 1,388,216,901
Net Assets consist of:
Paid in capital		$ 1,082,379,484
Undistributed net investment income		12,251,668
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		75,299,989
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		218,285,760
Net Assets		$ 1,388,216,901

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,180,312,544 ÷ 66,849,317 shares)	$ 17.66

Service Class: Net Asset Value, offering price and redemption price per share ($7,644,647 ÷ 436,176 shares)	$ 17.53

Service Class 2: Net Asset Value, offering price and redemption price per share ($31,013,407 ÷ 1,791,148 shares)	$ 17.31

Investor Class: Net Asset Value, offering price and redemption price per share ($169,246,303 ÷ 9,631,506 shares)	$ 17.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 2,370,729
Interest		350
Income from Fidelity Central Funds		14,216,667
Total income		16,587,746

Expenses
Management fee	$ 3,403,842
Transfer agent fees	511,423
Distribution and service plan fees	42,872
Accounting and security lending fees	275,647
Custodian fees and expenses	11,011
Independent trustees' compensation	2,733
Appreciation in deferred trustee compensation account	124
Audit	28,127
Legal	5,267
Miscellaneous	5,757
Total expenses before reductions	4,286,803
Expense reductions	(12,678)	4,274,125
Net investment income (loss)		12,313,621
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,967,296
Fidelity Central Funds	(571,714)
Foreign currency transactions	(6,296)
Futures contracts	1,975,116
Total net realized gain (loss)		52,364,402
Change in net unrealized appreciation (depreciation) on: Investment securities	22,113,604
Assets and liabilities in foreign currencies	895
Futures contracts	(1,167,657)
Total change in net unrealized appreciation (depreciation)		20,946,842
Net gain (loss)		73,311,244
Net increase (decrease) in net assets resulting from operations		$ 85,624,865

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,313,621	$ 17,857,254
Net realized gain (loss)	52,364,402	88,894,030
Change in net unrealized appreciation (depreciation)	20,946,842	81,862,641
Net increase (decrease) in net assets resulting from operations	85,624,865	188,613,925
Distributions to shareholders from net investment income	-	(20,026,284)
Distributions to shareholders from net realized gain	(52,751,535)	(3,134,591)
Total distributions	(52,751,535)	(23,160,875)
Share transactions - net increase (decrease)	17,259,774	(91,770,023)
Total increase (decrease) in net assets	50,133,104	73,683,027

Net Assets
Beginning of period	1,338,083,797	1,264,400,770
End of period (including undistributed net investment income of $12,251,668 and distributions in excess of net investment income of $61,953, respectively)	$ 1,388,216,901	$ 1,338,083,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.24	$ 15.17	$ 13.80	$ 14.54	$ 13.00	$ 10.31
Income from Investment Operations
Net investment income (loss) E	.16	.23	.23	.28	.23	.26
Net realized and unrealized gain (loss)	.94	2.15	1.49	(.66)	1.62	2.73
Total from investment operations	1.10	2.38	1.72	(.38)	1.85	2.99
Distributions from net investment income	-	(.26)	(.24)	(.29)	(.24)	(.28)
Distributions from net realized gain	(.68)	(.04)	(.11)	(.07)	(.07)	(.02)
Total distributions	(.68)	(.31) I	(.35)	(.36)	(.31)	(.30)
Net asset value, end of period	$ 17.66	$ 17.24	$ 15.17	$ 13.80	$ 14.54	$ 13.00
Total Return B, C, D	6.54%	15.71%	12.48%	(2.56)%	14.26%	29.11%
Ratios to Average Net Assets F, H
Expenses before reductions	.61%A	.62%	.63%	.63%	.63%	.67%
Expenses net of fee waivers, if any	.61%A	.62%	.63%	.63%	.63%	.67%
Expenses net of all reductions	.61%A	.61%	.62%	.62%	.62%	.66%
Net investment income (loss)	1.83% A	1.40%	1.57%	1.91%	1.72%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,180,313	$ 1,160,093	$ 1,114,021	$ 1,108,494	$ 1,279,306	$ 1,249,955
Portfolio turnover rate G	28% A	41%	47%	56%	54%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .20%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.31 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.041 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.13	$ 15.08	$ 13.71	$ 14.45	$ 12.92	$ 10.25
Income from Investment Operations
Net investment income (loss) E	.15	.21	.21	.26	.22	.25
Net realized and unrealized gain (loss)	.93	2.13	1.49	(.65)	1.60	2.71
Total from investment operations	1.08	2.34	1.70	(.39)	1.82	2.96
Distributions from net investment income	-	(.24)	(.22)	(.28)	(.22)	(.27)
Distributions from net realized gain	(.68)	(.04)	(.11)	(.07)	(.07)	(.02)
Total distributions	(.68)	(.29) I	(.33)	(.35)	(.29)	(.29)
Net asset value, end of period	$ 17.53	$ 17.13	$ 15.08	$ 13.71	$ 14.45	$ 12.92
Total Return B, C, D	6.46%	15.53%	12.43%	(2.69)%	14.14%	28.94%
Ratios to Average Net Assets F, H
Expenses before reductions	.73%A	.74%	.74%	.75%	.75%	.79%
Expenses net of fee waivers, if any	.73%A	.73%	.74%	.74%	.74%	.79%
Expenses net of all reductions	.73%A	.73%	.73%	.74%	.73%	.78%
Net investment income (loss)	1.71%A	1.28%	1.45%	1.79%	1.60%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,645	$ 7,970	$ 8,429	$ 8,042	$ 8,613	$ 8,230
Portfolio turnover rate G	28% A	41%	47%	56%	54%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .20%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.29 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.041 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.94	$ 14.92	$ 13.57	$ 14.30	$ 12.79	$ 10.15
Income from Investment Operations
Net investment income (loss) E	.13	.18	.19	.24	.19	.23
Net realized and unrealized gain (loss)	.92	2.10	1.47	(.65)	1.59	2.68
Total from investment operations	1.05	2.28	1.66	(.41)	1.78	2.91
Distributions from net investment income	-	(.22)	(.19)	(.25)	(.20)	(.25)
Distributions from net realized gain	(.68)	(.04)	(.11)	(.07)	(.07)	(.02)
Total distributions	(.68)	(.26)	(.31) I	(.32)	(.27)	(.27)
Net asset value, end of period	$ 17.31	$ 16.94	$ 14.92	$ 13.57	$ 14.30	$ 12.79
Total Return B, C, D	6.36%	15.34%	12.24%	(2.82)%	13.96%	28.76%
Ratios to Average Net Assets F, H
Expenses before reductions	.88% A	.88%	.89%	.90%	.90%	.93%
Expenses net of fee waivers, if any	.88% A	.88%	.89%	.89%	.89%	.93%
Expenses net of all reductions	.87% A	.88%	.88%	.89%	.88%	.92%
Net investment income (loss)	1.57% A	1.14%	1.30%	1.64%	1.46%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,013	$ 31,119	$ 29,966	$ 32,508	$ 39,148	$ 39,475
Portfolio turnover rate G	28% A	41%	47%	56%	54%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .20%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.31 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.113 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.17	$ 15.11	$ 13.74	$ 14.49	$ 12.96	$ 10.28
Income from Investment Operations
Net investment income (loss) E	.15	.21	.22	.27	.22	.25
Net realized and unrealized gain (loss)	.93	2.14	1.49	(.67)	1.61	2.73
Total from investment operations	1.08	2.35	1.71	(.40)	1.83	2.98
Distributions from net investment income	-	(.25)	(.22)	(.28)	(.23)	(.28)
Distributions from net realized gain	(.68)	(.04)	(.11)	(.07)	(.07)	(.02)
Total distributions	(.68)	(.29)	(.34) I	(.35)	(.30)	(.30)
Net asset value, end of period	$ 17.57	$ 17.17	$ 15.11	$ 13.74	$ 14.49	$ 12.96
Total Return B, C, D	6.45%	15.62%	12.44%	(2.72)%	14.16%	29.01%
Ratios to Average Net Assets F, H
Expenses before reductions	.70% A	.71%	.71%	.71%	.72%	.77%
Expenses net of fee waivers, if any	.70% A	.70%	.71%	.71%	.71%	.77%
Expenses net of all reductions	.69% A	.70%	.70%	.70%	.70%	.76%
Net investment income (loss)	1.75% A	1.31%	1.48%	1.82%	1.63%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 169,246	$ 138,902	$ 111,985	$ 103,290	$ 98,171	$ 67,641
Portfolio turnover rate G	28% A	41%	47%	56%	54%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .20%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.34 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.113 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.04%
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	.20%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Repurchase Agreements	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.00%**
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.00%**
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	n/a	.00%**
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	.00%**
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	.00%**

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Amount represents less than .01%.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gains distributions from Fidelity Central Funds, futures contracts, foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), in-kind transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 251,895,169
Gross unrealized depreciation	(21,694,104)
Net unrealized appreciation (depreciation) on securities and other investments	$ 230,201,065

Tax cost	$ 1,162,092,542

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,975,116 and a change in net unrealized appreciation (depreciation) of $(1,167,657) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $183,719,626 and $225,684,276, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .50% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 3,854
Service Class 2	39,018
$ 42,872

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 383,243
Service Class	3,116
Service Class 2	12,002
Investor Class	113,062
$ 511,423

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,081 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,241 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may

Semiannual Report

8. Security Lending - continued

apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $199,680. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $47,427, including $93 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,678 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 17,529,160
Service Class	-	113,871
Service Class 2	-	401,405
Investor Class	-	1,981,848
Total	$ -	$ 20,026,284
From net realized gain
Initial Class	$ 45,478,632	$ 2,718,458
Service Class	320,919	19,098
Service Class 2	1,245,999	74,370
Investor Class	5,705,985	322,665
Total	$ 52,751,535	$ 3,134,591

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	899,061	1,776,839	$ 15,502,736	$ 28,728,652
Reinvestment of distributions	2,667,368	1,203,663	45,478,632	20,247,618
Shares redeemed	(3,998,100)	(9,115,467)	(68,780,669)	(147,555,356)
Net increase (decrease)	(431,671)	(6,134,965)	$ (7,799,301)	$ (98,579,086)
Service Class
Shares sold	24,977	38,656	$ 424,732	$ 630,181
Reinvestment of distributions	18,956	7,957	320,919	132,969
Shares redeemed	(72,993)	(140,439)	(1,254,540)	(2,266,901)
Net increase (decrease)	(29,060)	(93,826)	$ (508,889)	$ (1,503,751)
Service Class 2
Shares sold	134,915	208,837	$ 2,288,919	$ 3,330,187
Reinvestment of distributions	74,477	28,784	1,245,999	475,775
Shares redeemed	(254,907)	(409,882)	(4,318,275)	(6,530,674)
Net increase (decrease)	(45,515)	(172,261)	$ (783,357)	$ (2,724,712)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Investor Class
Shares sold	1,436,936	1,350,799	$ 24,640,061	$ 21,846,353
Reinvestment of distributions	336,240	137,555	5,705,985	2,304,513
Shares redeemed	(231,386)	(808,215)	(3,994,725)	(13,113,340)
Net increase (decrease)	1,541,790	680,139	$ 26,351,321	$ 11,037,526

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 34% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 28% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAM-SANN-0814
1.705701.116

Fidelity® Variable Insurance Products:
Asset Manager: Growth Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listings, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.70%
Actual		$ 1,000.00	$ 1,074.50	$ 3.60
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class	.80%
Actual		$ 1,000.00	$ 1,073.80	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2	1.01%
Actual		$ 1,000.00	$ 1,072.50	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06
Investor Class	.78%
Actual		$ 1,000.00	$ 1,074.30	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to 0.20%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.9	2.4
Gilead Sciences, Inc.	1.1	1.2
Facebook, Inc. Class A	1.1	0.6
Halliburton Co.	1.1	0.4
EOG Resources, Inc.	1.0	0.7
American Airlines Group, Inc.	1.0	0.8
Pioneer Natural Resources Co.	0.9	0.7
Comcast Corp. Class A	0.9	0.9
Bank of America Corp.	0.9	1.2
Concho Resources, Inc.	0.8	0.7
	10.7
Market Sectors as of June 30, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	13.3	16.8
Health Care	12.7	11.1
Financials	10.4	12.6
Information Technology	10.0	8.7
Energy	9.8	6.9
Industrials	6.1	6.6
Consumer Staples	3.8	3.8
Materials	3.6	2.8
Telecommunication Services	1.2	1.6
Utilities	0.9	0.7
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stock Class and Equity Futures*** 72.2%		Stock Class and Equity Futures 74.5%
	Bond Class 23.8%		Bond Class 22.5%
	Short-Term Class 4.0%		Short-Term Class 3.0%
* Foreign investments	31.3%	** Foreign investments	30.7%

*** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 49.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.9%
BorgWarner, Inc.	5,700	$ 371,583
Delphi Automotive PLC	16,000	1,099,840
Visteon Corp. (a)	3,900	378,339
		1,849,762
Automobiles - 0.3%
General Motors Co.	15,900	577,170
Diversified Consumer Services - 0.3%
Estacio Participacoes SA	47,700	631,466
Hotels, Restaurants & Leisure - 1.0%
Chipotle Mexican Grill, Inc. (a)	1,800	1,066,518
Fiesta Restaurant Group, Inc. (a)	8,000	371,280
Las Vegas Sands Corp.	5,600	426,832
MGM Mirage, Inc. (a)	9,300	245,520
		2,110,150
Household Durables - 2.2%
Barratt Developments PLC	39,600	253,262
Bellway PLC	11,500	308,206
D.R. Horton, Inc.	47,400	1,165,092
Harman International Industries, Inc.	7,700	827,211
KB Home	48,000	896,640
PulteGroup, Inc.	46,000	927,360
Taylor Morrison Home Corp. (a)	10,300	230,926
		4,608,697
Internet & Catalog Retail - 0.6%
JD.com, Inc. sponsored ADR (d)	5,700	162,507
priceline.com, Inc. (a)	1,000	1,203,000
		1,365,507
Media - 3.0%
CBS Corp. Class B	20,000	1,242,800
Comcast Corp. Class A	34,900	1,873,432
ITV PLC	153,200	467,216
Naspers Ltd. Class N	7,300	859,389
The Walt Disney Co.	8,300	711,642
Time Warner, Inc.	8,300	583,075
Twenty-First Century Fox, Inc. Class A	20,000	703,000
		6,440,554
Multiline Retail - 0.4%
Macy's, Inc.	16,200	939,924
Specialty Retail - 0.9%
Cabela's, Inc. Class A (a)	9,800	611,520
Lowe's Companies, Inc.	6,700	321,533
TJX Companies, Inc.	18,700	993,905
		1,926,958
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	4,200	362,586
Michael Kors Holdings Ltd. (a)	11,959	1,060,165

	Shares	Value
PVH Corp.	2,900	$ 338,140
VF Corp.	7,500	472,500
		2,233,391
TOTAL CONSUMER DISCRETIONARY		22,683,579
CONSUMER STAPLES - 1.3%
Beverages - 0.6%
Monster Beverage Corp. (a)	18,300	1,299,849
Food Products - 0.7%
Keurig Green Mountain, Inc.	11,100	1,383,171
TOTAL CONSUMER STAPLES		2,683,020
ENERGY - 8.1%
Energy Equipment & Services - 1.3%
Halliburton Co.	31,300	2,222,613
Helmerich & Payne, Inc.	3,300	383,163
		2,605,776
Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp.	14,200	1,554,474
Canadian Natural Resources Ltd.	9,800	450,301
Cheniere Energy, Inc. (a)	2,200	157,740
Cimarex Energy Co.	7,300	1,047,258
Cobalt International Energy, Inc. (a)	12,500	229,375
Concho Resources, Inc. (a)	11,900	1,719,550
Continental Resources, Inc. (a)	8,200	1,295,928
EOG Resources, Inc.	17,800	2,080,108
GasLog Ltd.	13,500	430,515
Genel Energy PLC (a)	17,700	307,462
Hess Corp.	9,300	919,677
Phillips 66 Co.	8,600	691,698
Pioneer Natural Resources Co.	8,300	1,907,423
Southwestern Energy Co. (a)	12,600	573,174
Targa Resources Corp.	2,900	404,753
Valero Energy Corp.	13,200	661,320
		14,430,756
TOTAL ENERGY		17,036,532
FINANCIALS - 4.8%
Banks - 1.2%
Bank of America Corp.	117,300	1,802,901
Societe Generale Series A	7,600	398,108
UniCredit SpA	32,900	275,481
		2,476,490
Capital Markets - 2.1%
Ameriprise Financial, Inc.	4,700	564,000
Apollo Global Management LLC Class A	11,100	307,692
BlackRock, Inc. Class A	2,600	830,960
Charles Schwab Corp.	4,400	118,492
KKR & Co. LP	30,700	746,931
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley, Inc.	25,000	$ 808,250
The Blackstone Group LP	28,800	963,072
		4,339,397
Consumer Finance - 0.1%
Springleaf Holdings, Inc.	12,100	313,995
Diversified Financial Services - 0.2%
McGraw Hill Financial, Inc.	6,300	523,089
Real Estate Investment Trusts - 0.2%
Altisource Residential Corp. Class B	17,600	458,128
Real Estate Management & Development - 0.5%
Altisource Asset Management Corp. (a)	450	325,377
Altisource Portfolio Solutions SA (a)	6,500	744,770
		1,070,147
Thrifts & Mortgage Finance - 0.5%
Ocwen Financial Corp. (a)	26,200	972,020
TOTAL FINANCIALS		10,153,266
HEALTH CARE - 10.5%
Biotechnology - 7.4%
Acorda Therapeutics, Inc. (a)	14,100	475,311
Actelion Ltd.	4,047	512,036
Aegerion Pharmaceuticals, Inc. (a)	12,400	397,916
Alexion Pharmaceuticals, Inc. (a)	7,300	1,140,625
Alnylam Pharmaceuticals, Inc. (a)	2,800	176,876
Amgen, Inc.	10,500	1,242,885
ARIAD Pharmaceuticals, Inc. (a)	40,700	259,259
BioCryst Pharmaceuticals, Inc. (a)	33,700	429,675
Biogen Idec, Inc. (a)	5,300	1,671,143
BioMarin Pharmaceutical, Inc. (a)	6,800	423,028
Celgene Corp. (a)	6,600	566,808
Celldex Therapeutics, Inc. (a)	7,000	114,240
Clovis Oncology, Inc. (a)	3,500	144,935
Genmab A/S (a)	7,100	303,046
Gilead Sciences, Inc. (a)	27,500	2,280,025
Intercept Pharmaceuticals, Inc. (a)	4,030	953,619
InterMune, Inc. (a)	20,900	922,735
KYTHERA Biopharmaceuticals, Inc. (a)	5,600	214,872
Medivation, Inc. (a)	20,200	1,557,016
Pharmacyclics, Inc. (a)	3,800	340,898
Synageva BioPharma Corp. (a)	9,800	1,027,040
uniQure B.V.	1,500	20,385
United Therapeutics Corp. (a)	5,200	460,148
		15,634,521
Health Care Technology - 0.1%
Medidata Solutions, Inc. (a)	2,200	94,182
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	6,900	1,231,926
Thermo Fisher Scientific, Inc.	5,900	696,200
		1,928,126

	Shares	Value
Pharmaceuticals - 2.1%
AbbVie, Inc.	2,900	$ 163,676
Achaogen, Inc. (a)	4,100	57,236
Actavis PLC (a)	3,400	758,370
Akorn, Inc. (a)	2,100	69,825
Auxilium Pharmaceuticals, Inc. (a)	5,800	116,348
Jazz Pharmaceuticals PLC (a)	5,300	779,153
Ocera Therapeutics, Inc. (a)	1,300	9,932
Pacira Pharmaceuticals, Inc. (a)	9,200	845,112
Salix Pharmaceuticals Ltd. (a)	8,500	1,048,475
Shire PLC sponsored ADR	2,100	494,529
Tetraphase Pharmaceuticals, Inc. (a)	2,400	32,376
Valeant Pharmaceuticals International (Canada) (a)	506	63,989
		4,439,021
TOTAL HEALTH CARE		22,095,850
INDUSTRIALS - 3.6%
Aerospace & Defense - 1.0%
Alliant Techsystems, Inc.	1,100	147,312
General Dynamics Corp.	3,100	361,305
Huntington Ingalls Industries, Inc.	3,900	368,901
The Boeing Co.	10,800	1,374,084
		2,251,602
Airlines - 2.2%
American Airlines Group, Inc.	47,500	2,040,600
Delta Air Lines, Inc.	28,900	1,119,008
International Consolidated Airlines Group SA CDI (a)	49,100	311,330
Southwest Airlines Co.	41,200	1,106,632
		4,577,570
Machinery - 0.4%
Caterpillar, Inc.	7,800	847,626
TOTAL INDUSTRIALS		7,676,798
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 0.7%
Arista Networks, Inc.	2,800	174,692
QUALCOMM, Inc.	16,000	1,267,200
		1,441,892
Internet Software & Services - 3.3%
58.com, Inc. ADR	5,500	297,330
Bankrate, Inc. (a)	25,200	442,008
Cornerstone OnDemand, Inc. (a)	11,600	533,832
Facebook, Inc. Class A (a)	31,780	2,138,476
Google, Inc.:
Class A (a)	2,300	1,344,741
Class C (a)	1,900	1,093,032
Kakaku.com, Inc.	6,000	105,216
Naver Corp.	795	655,953
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tencent Holdings Ltd.	24,000	$ 366,020
Twitter, Inc.	1,400	57,358
		7,033,966
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	13,000	635,830
FleetCor Technologies, Inc. (a)	6,400	843,520
Visa, Inc. Class A	3,600	758,556
		2,237,906
Semiconductors & Semiconductor Equipment - 0.8%
Freescale Semiconductor, Inc. (a)	40,100	942,350
NXP Semiconductors NV (a)	12,800	847,104
		1,789,454
Software - 0.3%
Adobe Systems, Inc. (a)	2,200	159,192
CommVault Systems, Inc. (a)	3,500	172,095
King Digital Entertainment PLC (a)(d)	13,200	271,260
		602,547
Technology Hardware, Storage & Peripherals - 2.4%
3D Systems Corp. (a)(d)	2,150	128,570
Apple, Inc.	44,100	4,098,212
Nimble Storage, Inc. (d)	8,400	258,048
SanDisk Corp.	5,900	616,137
		5,100,967
TOTAL INFORMATION TECHNOLOGY		18,206,732
MATERIALS - 1.8%
Chemicals - 1.8%
Celanese Corp. Class A	4,800	308,544
Eastman Chemical Co.	6,300	550,305
Huntsman Corp.	19,700	553,570
LyondellBasell Industries NV Class A	11,100	1,083,915
Methanex Corp.	2,300	142,197
The Dow Chemical Co.	8,700	447,702
Westlake Chemical Corp.	8,500	711,960
		3,798,193
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	3,200	238,474
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	6,500	226,200
TOTAL COMMON STOCKS (Cost $67,957,185)		104,798,644
Fixed-Income Funds - 25.0%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (e)	99,101	$ 1,035,605
Fidelity Floating Rate Central Fund (e)	16,523	1,797,913
Fidelity High Income Central Fund 1 (e)	36,038	3,801,627
Fidelity Inflation-Protected Bond Index Central Fund (e)	17,868	1,806,061
Fidelity VIP Investment Grade Central Fund (e)	418,976	44,528,766
TOTAL FIXED-INCOME FUNDS (Cost $50,554,834)		52,969,972
Equity Funds - 23.3%

Domestic Equity Funds - 0.3%
Fidelity Commodity Strategy Central Fund (e)	57,416	583,923
International Equity Funds - 23.0%
Fidelity Emerging Markets Equity Central Fund (e)	21,847	4,838,370
Fidelity International Equity Central Fund (e)	515,865	43,745,334
TOTAL INTERNATIONAL EQUITY FUNDS		48,583,704
TOTAL EQUITY FUNDS (Cost $48,694,879)		49,167,627
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 7/17/14 (Cost $159,998)	$ 160,000	159,999
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	4,118,395	4,118,395
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	766,300	766,300
TOTAL MONEY MARKET FUNDS (Cost $4,884,695)		4,884,695
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $172,251,591)	211,980,937
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(720,607)
NET ASSETS - 100%	$ 211,260,330
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,531
Fidelity Emerging Markets Debt Central Fund	9,476
Fidelity Emerging Markets Equity Central Fund	36,830
Fidelity Floating Rate Central Fund	42,709
Fidelity High Income Central Fund 1	108,460
Fidelity International Equity Central Fund	1,001,812
Fidelity Securities Lending Cash Central Fund	10,260
Fidelity VIP Investment Grade Central Fund	615,053
Total	$ 1,827,131
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 599,172	$ 331	$ 583,923	0.2%
Fidelity Emerging Markets Debt Central Fund	-	1,010,651	552	1,035,605	0.8%
Fidelity Emerging Markets Equity Central Fund	3,876,174	736,839	2,538	4,838,370	1.4%
Fidelity Floating Rate Central Fund	1,729,435	47,815	1,105	1,797,913	0.1%
Fidelity High Income Central Fund 1	3,610,651	118,679	2,210	3,801,627	0.8%
Fidelity Inflation-Protected Bond Index Central Fund	1,732,704	5,099	1,105	1,806,061	0.8%
Fidelity International Equity Central Fund	39,332,329	3,306,182	22,875	43,745,334	1.3%
Fidelity VIP Investment Grade Central Fund	38,764,800	8,092,921	3,520,103	44,528,766	1.1%
Total	$ 89,046,093	$ 13,917,358	$ 3,550,819	$ 102,137,599
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 22,683,579	$ 22,683,579	$ -	$ -
Consumer Staples	2,683,020	2,683,020	-	-
Energy	17,036,532	17,036,532	-	-
Financials	10,153,266	10,153,266	-	-
Health Care	22,095,850	22,095,850	-	-
Industrials	7,676,798	7,676,798	-	-
Information Technology	18,206,732	18,101,516	105,216	-
Materials	3,798,193	3,798,193	-	-
Telecommunication Services	238,474	-	238,474	-
Utilities	226,200	226,200	-	-
U.S. Government and Government Agency Obligations	159,999	-	159,999	-
Fixed-Income Funds	52,969,972	52,969,972	-	-
Money Market Funds	4,884,695	4,884,695	-	-
Equity Funds	49,167,627	49,167,627	-	-
Total Investments in Securities:	$ 211,980,937	$ 211,477,248	$ 503,689	$ -
Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	11.5%
AAA,AA,A	3.2%
BBB	6.3%
BB	1.0%
B	1.5%
CCC,CC,C	0.5%
D	0.0%*
Not Rated	0.2%
Equities	71.8%
Short-Term Investments and Net Other Assets	4.0%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	68.7%
United Kingdom	5.2%
Japan	3.4%
France	2.5%
Germany	1.7%
Netherlands	1.6%
Ireland	1.4%
Switzerland	1.3%
Bailiwick of Jersey	1.3%
Australia	1.2%
Others (Individually Less Than 1%)	11.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $793,246) - See accompanying schedule: Unaffiliated issuers (cost $68,117,183)	$ 104,958,643
Fidelity Central Funds (cost $104,134,408)	107,022,294
Total Investments (cost $172,251,591)		$ 211,980,937
Cash		32,244
Receivable for investments sold		416,841
Receivable for fund shares sold		73,744
Dividends receivable		37,329
Distributions receivable from Fidelity Central Funds		89,021
Other receivables		4,574
Total assets		212,634,690

Liabilities
Payable for investments purchased	$ 416,766
Payable for fund shares redeemed	17,313
Accrued management fee	95,865
Distribution and service plan fees payable	1,095
Other affiliated payables	24,904
Other payables and accrued expenses	52,117
Collateral on securities loaned, at value	766,300
Total liabilities		1,374,360

Net Assets		$ 211,260,330
Net Assets consist of:
Paid in capital		$ 173,689,811
Undistributed net investment income		1,564,913
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,723,860)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,729,466
Net Assets		$ 211,260,330

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($131,704,191 ÷ 6,699,848 shares)	$ 19.66

Service Class: Net Asset Value, offering price and redemption price per share ($3,427,206 ÷ 175,489 shares)	$ 19.53

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,852,412 ÷ 198,445 shares)	$ 19.41

Investor Class: Net Asset Value, offering price and redemption price per share ($72,276,521 ÷ 3,693,721 shares)	$ 19.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 468,641
Interest		48
Income from Fidelity Central Funds		1,827,131
Total income		2,295,820

Expenses
Management fee	$ 552,624
Transfer agent fees	96,270
Distribution and service plan fees	6,442
Accounting and security lending fees	49,638
Custodian fees and expenses	5,612
Independent trustees' compensation	395
Audit	26,272
Legal	652
Miscellaneous	736
Total expenses before reductions	738,641
Expense reductions	(2,571)	736,070
Net investment income (loss)		1,559,750
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,503,357
Fidelity Central Funds	(167,655)
Foreign currency transactions	(1,296)
Futures contracts	276,754
Total net realized gain (loss)		7,611,160
Change in net unrealized appreciation (depreciation) on: Investment securities	5,428,695
Assets and liabilities in foreign currencies	144
Futures contracts	(187,769)
Total change in net unrealized appreciation (depreciation)		5,241,070
Net gain (loss)		12,852,230
Net increase (decrease) in net assets resulting from operations		$ 14,411,980

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,559,750	$ 1,774,763
Net realized gain (loss)	7,611,160	13,360,855
Change in net unrealized appreciation (depreciation)	5,241,070	20,156,048
Net increase (decrease) in net assets resulting from operations	14,411,980	35,291,666
Distributions to shareholders from net investment income	-	(1,787,949)
Distributions to shareholders from net realized gain	(31,618)	(498,676)
Total distributions	(31,618)	(2,286,625)
Share transactions - net increase (decrease)	4,345,920	(1,458,791)
Total increase (decrease) in net assets	18,726,282	31,546,250

Net Assets
Beginning of period	192,534,048	160,987,798
End of period (including undistributed net investment income of $1,564,913 and undistributed net investment income of $5,163, respectively)	$ 211,260,330	$ 192,534,048

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.30	$ 15.14	$ 13.35	$ 14.52	$ 12.66	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.15	.17	.19	.22	.16	.17
Net realized and unrealized gain (loss)	1.21	3.22	1.87	(1.12)	1.91	3.01
Total from investment operations	1.36	3.39	2.06	(.90)	2.07	3.18
Distributions from net investment income	-	(.18)	(.21)	(.24)	(.16)	(.18)
Distributions from net realized gain	-I	(.05)	(.06)	(.03)	(.05)	(.02)
Total distributions	-I	(.23)	(.27)	(.27)	(.21)	(.20)
Net asset value, end of period	$ 19.66	$ 18.30	$ 15.14	$ 13.35	$ 14.52	$ 12.66
Total Return B, C, D	7.45%	22.41%	15.45%	(6.17)%	16.34%	32.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.70%A	.72%	.72%	.73%	.74%	.78%
Expenses net of fee waivers, if any	.70%A	.71%	.72%	.72%	.73%	.78%
Expenses net of all reductions	.70%A	.71%	.71%	.71%	.72%	.77%
Net investment income (loss)	1.59%A	1.05%	1.29%	1.49%	1.20%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 131,704	$ 127,423	$ 116,252	$ 113,899	$ 138,051	$ 136,479
Portfolio turnover rate G	32%A	52%	59%	71%	68%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.19	$ 15.04	$ 13.26	$ 14.42	$ 12.58	$ 9.62
Income from Investment Operations
Net investment income (loss) E	.14	.16	.17	.20	.14	.16
Net realized and unrealized gain (loss)	1.20	3.19	1.86	(1.11)	1.89	2.99
Total from investment operations	1.34	3.35	2.03	(.91)	2.03	3.15
Distributions from net investment income	-	(.15)	(.20)	(.22)	(.15)	(.17)
Distributions from net realized gain	- I	(.05)	(.06)	(.03)	(.05)	(.02)
Total distributions	- I	(.20)	(.25)J	(.25)	(.19)K	(.19)
Net asset value, end of period	$ 19.53	$ 18.19	$ 15.04	$ 13.26	$ 14.42	$ 12.58
Total Return B, C, D	7.38%	22.34%	15.34%	(6.26)%	16.18%	32.79%
Ratios to Average Net Assets F, H
Expenses before reductions	.80%A	.82%	.82%	.83%	.84%	.88%
Expenses net of fee waivers, if any	.80%A	.82%	.82%	.82%	.84%	.88%
Expenses net of all reductions	.80%A	.81%	.81%	.81%	.82%	.87%
Net investment income (loss)	1.49%A	.95%	1.19%	1.39%	1.09%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,427	$ 3,191	$ 3,541	$ 5,654	$ 3,999	$ 3,838
Portfolio turnover rate G	32%A	52%	59%	71%	68%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.25 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.055 per share.

K Total distributions of $.19 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.10	$ 14.97	$ 13.21	$ 14.36	$ 12.51	$ 9.57
Income from Investment Operations
Net investment income (loss) E	.12	.12	.14	.17	.12	.14
Net realized and unrealized gain (loss)	1.19	3.18	1.84	(1.09)	1.88	2.97
Total from investment operations	1.31	3.30	1.98	(.92)	2.00	3.11
Distributions from net investment income	-	(.12)	(.17)	(.20)	(.11)	(.15)
Distributions from net realized gain	- I	(.05)	(.06)	(.03)	(.05)	(.02)
Total distributions	- I	(.17)	(.22)J	(.23)	(.15)K	(.17)
Net asset value, end of period	$ 19.41	$ 18.10	$ 14.97	$ 13.21	$ 14.36	$ 12.51
Total Return B, C, D	7.25%	22.09%	15.03%	(6.39)%	16.02%	32.55%
Ratios to Average Net Assets F, H
Expenses before reductions	1.01%A	1.03%	1.04%	1.01%	1.02%	1.06%
Expenses net of fee waivers, if any	1.01%A	1.02%	1.04%	1.01%	1.02%	1.06%
Expenses net of all reductions	1.01%A	1.02%	1.03%	1.00%	1.00%	1.05%
Net investment income (loss)	1.28%A	.74%	.97%	1.20%	.91%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,852	$ 3,626	$ 3,621	$ 3,260	$ 6,046	$ 8,139
Portfolio turnover rate G	32%A	52%	59%	71%	68%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.22 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.055 per share.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.045 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.22	$ 15.08	$ 13.30	$ 14.46	$ 12.61	$ 9.65
Income from Investment Operations
Net investment income (loss) E	.14	.16	.18	.20	.15	.16
Net realized and unrealized gain (loss)	1.21	3.20	1.86	(1.10)	1.90	2.99
Total from investment operations	1.35	3.36	2.04	(.90)	2.05	3.15
Distributions from net investment income	-	(.17)	(.20)	(.23)	(.15)	(.17)
Distributions from net realized gain	-I	(.05)	(.06)	(.03)	(.05)	(.02)
Total distributions	-I	(.22)	(.26)	(.26)	(.20)	(.19)
Net asset value, end of period	$ 19.57	$ 18.22	$ 15.08	$ 13.30	$ 14.46	$ 12.61
Total ReturnB, C, D	7.43%	22.30%	15.34%	(6.20)%	16.25%	32.68%
Ratios to Average Net Assets F, H
Expenses before reductions	.78%A	.80%	.81%	.81%	.83%	.89%
Expenses net of fee waivers, if any	.78%A	.80%	.81%	.81%	.82%	.89%
Expenses net of all reductions	.78%A	.79%	.79%	.80%	.81%	.87%
Net investment income (loss)	1.51%A	.97%	1.21%	1.41%	1.11%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,277	$ 58,295	$ 37,574	$ 36,235	$ 33,627	$ 26,307
Portfolio turnover rateG	32%A	52%	59%	71%	68%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.04%
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.00%**
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	.20%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Repurchase Agreements	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.00%**
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.00%**
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		.00%**
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	.00%**
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	.00%**

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Amount represents less than .01%.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete

Semiannual Report

2. Investments in Fidelity Central Funds - continued

unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 45,040,731
Gross unrealized depreciation	(4,916,436)
Net unrealized appreciation (depreciation) on securities and other investments	$ 40,124,295

Tax cost	$ 171,856,642

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (18,888,513)

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $276,754 and a change in net unrealized appreciation (depreciation) of $(187,769) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $40,318,552 and $31,767,941, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 1,674
Service Class 2	4,768
$ 6,442

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% ( .15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 44,282
Service Class	1,185
Service Class 2	2,386
Investor Class	48,417
$ 96,270

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $511 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $177 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,260. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,571 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 1,223,555
Service Class	-	26,731
Service Class 2	-	24,103
Investor Class	-	513,560
Total	$ -	$ 1,787,949
From net realized gain
Initial Class	$ 20,600	$ 335,311
Service Class	545	8,656
Service Class 2	619	9,703
Investor Class	9,854	145,006
Total	$ 31,618	$ 498,676

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	79,650	254,258	$ 1,504,269	$ 4,235,828
Reinvestment of distributions	1,091	88,376	20,600	1,558,866
Shares redeemed	(345,338)	(1,057,265)	(6,491,158)	(17,597,555)
Net increase (decrease)	(264,597)	(714,631)	$ (4,966,289)	$ (11,802,861)
Service Class
Shares sold	9,836	7,813	$ 180,332	$ 123,295
Reinvestment of distributions	29	2,020	545	35,387
Shares redeemed	(9,822)	(69,763)	(183,503)	(1,172,829)
Net increase (decrease)	43	(59,930)	$ (2,626)	$ (1,014,147)
Service Class 2
Shares sold	21,193	38,367	$ 394,051	$ 623,037
Reinvestment of distributions	33	1,940	619	33,806
Shares redeemed	(23,150)	(81,713)	(434,733)	(1,327,456)
Net increase (decrease)	(1,924)	(41,406)	$ (40,063)	$ (670,613)
Investor Class
Shares sold	648,867	876,640	$ 12,250,581	$ 14,728,602
Reinvestment of distributions	524	37,462	9,854	658,566
Shares redeemed	(155,272)	(206,156)	(2,905,537)	(3,358,338)
Net increase (decrease)	494,119	707,946	$ 9,354,898	$ 12,028,830

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 82% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAMG-SANN-0814
1.705700.116

Fidelity® Variable Insurance Products:

Freedom Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP Freedom Income PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2005 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2010 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2015 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2020 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2025 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2030 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2035 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2040 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2045 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2050 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
VIP Freedom Income
Initial Class	.00%
Actual		$ 1,000.00	$ 1,032.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,031.50	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,031.60	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2005
Initial Class	.00%
Actual		$ 1,000.00	$ 1,039.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,038.10	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,037.50	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
VIP Freedom 2010
Initial Class	.00%
Actual		$ 1,000.00	$ 1,041.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,041.10	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,040.50	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2015
Initial Class	.00%
Actual		$ 1,000.00	$ 1,043.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,044.00	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,043.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2020
Initial Class	.00%
Actual		$ 1,000.00	$ 1,046.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,046.00	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,045.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2025
Initial Class	.00%
Actual		$ 1,000.00	$ 1,050.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,049.50	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,048.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
VIP Freedom 2030
Initial Class	.00%
Actual		$ 1,000.00	$ 1,051.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,051.40	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,050.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2035
Initial Class	.00%
Actual		$ 1,000.00	$ 1,052.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,052.20	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,051.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2040
Initial Class	.00%
Actual		$ 1,000.00	$ 1,052.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,051.80	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,051.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2045
Initial Class	.00%
Actual		$ 1,000.00	$ 1,052.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,052.20	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,051.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
VIP Freedom 2050
Initial Class	.00%
Actual		$ 1,000.00	$ 1,052.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,051.70	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,051.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

VIP Freedom Income Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	2.9	3.0
VIP Equity-Income Portfolio Initial Class	3.1	3.1
VIP Growth & Income Portfolio Initial Class	3.5	3.6
VIP Growth Portfolio Initial Class	3.0	3.2
VIP Mid Cap Portfolio Initial Class	0.8	0.9
VIP Value Portfolio Initial Class	2.3	2.3
VIP Value Strategies Portfolio Initial Class	1.1	1.1
	16.7	17.2
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	1.5	1.5
VIP Overseas Portfolio Initial Class	5.7	5.9
	7.2	7.4
Bond Funds
VIP High Income Portfolio Initial Class	6.0	5.9
VIP Investment Grade Bond Portfolio Initial Class	40.1	39.7
	46.1	45.6
Short-Term Funds
VIP Money Market Portfolio Initial Class	30.0	29.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	16.7%
International Equity Funds	7.2%
Bond Funds	46.1%
Short-Term Funds	30.0%

Six months ago
Domestic Equity Funds	17.2%
International Equity Funds	7.4%
Bond Funds	45.6%
Short-Term Funds	29.8%

Semiannual Report

VIP Freedom Income Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	24,161	$ 885,743
VIP Equity-Income Portfolio Initial Class (b)	37,199	931,088
VIP Growth & Income Portfolio Initial Class (b)	52,239	1,064,100
VIP Growth Portfolio Initial Class (b)	14,599	906,904
VIP Mid Cap Portfolio Initial Class (b)	6,827	256,956
VIP Value Portfolio Initial Class (b)	42,330	683,201
VIP Value Strategies Portfolio Initial Class (b)	21,791	332,531
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,804,250)		5,060,523
International Equity Funds - 7.2%

VIP Emerging Markets Portfolio Initial Class (b)	48,129	462,521
VIP Overseas Portfolio Initial Class (b)	83,292	1,704,979
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,724,739)		2,167,500
Bond Funds - 46.1%
	Shares	Value
VIP High Income Portfolio Initial Class (b)	297,834	$ 1,813,807
VIP Investment Grade Bond Portfolio Initial Class (b)	941,667	12,119,256
TOTAL BOND FUNDS (Cost $13,652,702)		13,933,063
Short-Term Funds - 30.0%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $9,069,037)	9,069,037	9,069,037
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $28,250,728)		30,230,123
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,102)
NET ASSETS - 100%		$ 30,228,021
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 881,526	$ 109,086	$ 162,996	$ -	$ 885,743
VIP Emerging Markets Portfolio Initial Class	442,582	59,961	68,869	-	462,521
VIP Equity-Income Portfolio Initial Class	891,202	112,378	139,091	-	931,088
VIP Growth & Income Portfolio Initial Class	1,035,773	131,439	169,291	-	1,064,100
VIP Growth Portfolio Initial Class	919,975	145,821	238,052	-	906,904
VIP High Income Portfolio Initial Class	1,728,037	242,846	243,630	-	1,813,807
VIP Investment Grade Bond Portfolio Initial Class	11,508,917	1,718,216	1,586,325	-	12,119,256
VIP Mid Cap Portfolio Initial Class	264,014	34,221	50,453	-	256,956
VIP Money Market Portfolio Initial Class	8,627,262	1,485,349	1,043,574	436	9,069,037
VIP Overseas Portfolio Initial Class	1,708,577	252,174	243,154	-	1,704,979
VIP Value Portfolio Initial Class	672,840	84,373	116,181	-	683,201
VIP Value Strategies Portfolio Initial Class	330,099	38,726	56,307	-	332,531
Total	$ 29,010,804	$ 4,414,590	$ 4,117,923	$ 436	$ 30,230,123
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $28,250,728) - See accompanying schedule		$ 30,230,123
Cash		1
Receivable for investments sold		42,599
Receivable for fund shares sold		16,228
Total assets		30,288,951

Liabilities
Payable for investments purchased	$ 3
Payable for fund shares redeemed	58,827
Distribution and service plan fees payable	2,100
Total liabilities		60,930

Net Assets		$ 30,228,021
Net Assets consist of:
Paid in capital		$ 28,351,198
Accumulated net investment loss		(11,685)
Accumulated undistributed net realized gain (loss) on investments		(90,887)
Net unrealized appreciation (depreciation) on investments		1,979,395
Net Assets		$ 30,228,021

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($17,134,500 ÷ 1,535,906 shares)	$ 11.16

Service Class: Net Asset Value, offering price and redemption price per share ($4,903,216 ÷ 439,590 shares)	$ 11.15

Service Class 2: Net Asset Value, offering price and redemption price per share ($8,190,305 ÷ 737,503 shares)	$ 11.11

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 436

Expenses
Distribution and service plan fees	$ 12,121
Independent trustees' compensation	56
Total expenses before reductions	12,177
Expense reductions	(56)	12,121
Net investment income (loss)		(11,685)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,975)
Capital gain distributions from underlying funds	19,609
Total net realized gain (loss)		7,634
Change in net unrealized appreciation (depreciation) on underlying funds		935,022
Net gain (loss)		942,656
Net increase (decrease) in net assets resulting from operations		$ 930,971

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (11,685)	$ 413,397
Net realized gain (loss)	7,634	310,368
Change in net unrealized appreciation (depreciation)	935,022	637,601
Net increase (decrease) in net assets resulting from operations	930,971	1,361,366
Distributions to shareholders from net investment income	-	(415,198)
Distributions to shareholders from net realized gain	(213,861)	(227,373)
Total distributions	(213,861)	(642,571)
Share transactions - net increase (decrease)	501,969	5,143,347
Total increase (decrease) in net assets	1,219,079	5,862,142

Net Assets
Beginning of period	29,008,942	23,146,800
End of period (including accumulated net investment loss of $11,685 and $0, respectively)	$ 30,228,021	$ 29,008,942

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.57	$ 10.21	$ 10.27	$ 10.00	$ 9.14
Income from Investment Operations
Net investment income (loss) E	- I	.18	.16	.19	.19	.39
Net realized and unrealized gain (loss)	.35	.40	.50	(.02)	.56	.96
Total from investment operations	.35	.58	.66	.17	.75	1.35
Distributions from net investment income	-	(.17)	(.16)	(.19)	(.20)	(.35)
Distributions from net realized gain	(.08)	(.10)	(.14)	(.04)	(.28)	(.15)
Total distributions	(.08)	(.26) J	(.30)	(.23)	(.48)	(.49) K
Net asset value, end of period	$ 11.16	$ 10.89	$ 10.57	$ 10.21	$ 10.27	$ 10.00
Total ReturnB, C, D	3.24%	5.55%	6.52%	1.63%	7.49%	14.95%
Ratios to Average Net Assets F,H
Expenses before reductions G	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.00% A,G	1.67%	1.55%	1.85%	1.88%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,135	$ 16,980	$ 14,184	$ 10,938	$ 11,165	$ 12,679
Portfolio turnover rate F	28% A	43%	43%	49%	41%	32%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds G Amount represents less than .01%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. IAmount represents less than $.01 per share. J Total distributions of $.26 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.097 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.146 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.58	$ 10.22	$ 10.28	$ 10.00	$ 9.14
Income from Investment Operations
Net investment income (loss) E	(.01)	.17	.15	.18	.18	.37
Net realized and unrealized gain (loss)	.35	.40	.50	(.02)	.56	.97
Total from investment operations	.34	.57	.65	.16	.74	1.34
Distributions from net investment income	-	(.16)	(.15)	(.18)	(.19)	(.33)
Distributions from net realized gain	(.08)	(.10)	(.14)	(.04)	(.28)	(.15)
Total distributions	(.08)	(.26)	(.29)	(.22)	(.46) H	(.48) I
Net asset value, end of period	$ 11.15	$ 10.89	$ 10.58	$ 10.22	$ 10.28	$ 10.00
Total Return B, C, D	3.15%	5.38%	6.42%	1.56%	7.46%	14.81%
Ratios to Average Net Assets F,G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.10) %A	1.57%	1.45%	1.75%	1.78%	3.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,903	$ 4,529	$ 2,467	$ 2,505	$ 172	$ 163
Portfolio turnover rate F	28% A	43%	43%	49%	41%	32%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. H Total distributions of $.46 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.275 per share. I Total distributions of $.48 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.146 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.54	$ 10.18	$ 10.24	$ 9.97	$ 9.12
Income from Investment Operations
Net investment income (loss) E	(.01)	.15	.14	.17	.17	.36
Net realized and unrealized gain (loss)	.35	.40	.49	(.03)	.55	.96
Total from investment operations	.34	.55	.63	.14	.72	1.32
Distributions from net investment income	-	(.14)	(.13)	(.16)	(.18)	(.33)
Distributions from net realized gain	(.08)	(.10)	(.14)	(.04)	(.28)	(.15)
Total distributions	(.08)	(.24)	(.27)	(.20)	(.45) H	(.47) I
Net asset value, end of period	$ 11.11	$ 10.85	$ 10.54	$ 10.18	$ 10.24	$ 9.97
Total Return B, C, D	3.16%	5.21%	6.26%	1.39%	7.25%	14.64%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.25)% A	1.42%	1.30%	1.60%	1.63%	3.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,190	$ 7,500	$ 6,495	$ 7,731	$ 7,313	$ 6,753
Portfolio turnover rate F	28% A	43%	43%	49%	41%	32%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. H Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.275 per share. I Total distributions of $.47 per share is comprised of distributions from net investment income of $.326 and distributions from net realized gain of $.146 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	5.0	4.8
VIP Equity-Income Portfolio Initial Class	5.2	4.8
VIP Growth & Income Portfolio Initial Class	5.9	5.6
VIP Growth Portfolio Initial Class	5.1	5.1
VIP Mid Cap Portfolio Initial Class	1.5	1.5
VIP Value Portfolio Initial Class	3.8	3.7
VIP Value Strategies Portfolio Initial Class	1.9	1.8
	28.4	27.3
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	2.5	2.4
VIP Overseas Portfolio Initial Class	9.4	9.4
	11.9	11.8
Bond Funds
VIP High Income Portfolio Initial Class	6.3	6.2
VIP Investment Grade Bond Portfolio Initial Class	33.7	34.1
	40.0	40.3
Short-Term Funds
VIP Money Market Portfolio Initial Class	19.7	20.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	28.4%
International Equity Funds	11.9%
Bond Funds	40.0%
Short-Term Funds	19.7%

Six months ago
Domestic Equity Funds	27.3%
International Equity Funds	11.8%
Bond Funds	40.3%
Short-Term Funds	20.6%

Semiannual Report

VIP Freedom 2005 Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	10,869	$ 398,472
VIP Equity-Income Portfolio Initial Class (b)	16,671	417,283
VIP Growth & Income Portfolio Initial Class (b)	23,234	473,282
VIP Growth Portfolio Initial Class (b)	6,598	409,855
VIP Mid Cap Portfolio Initial Class (b)	3,105	116,867
VIP Value Portfolio Initial Class (b)	18,862	304,438
VIP Value Strategies Portfolio Initial Class (b)	9,825	149,935
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,767,852)		2,270,132
International Equity Funds - 11.9%

VIP Emerging Markets Portfolio Initial Class (b)	20,890	200,757
VIP Overseas Portfolio Initial Class (b)	36,868	754,679
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $902,450)		955,436
Bond Funds - 40.0%
	Shares	Value
VIP High Income Portfolio Initial Class (b)	81,943	$ 499,035
VIP Investment Grade Bond Portfolio Initial Class (b)	209,330	2,694,083
TOTAL BOND FUNDS (Cost $3,151,997)		3,193,118
Short-Term Funds - 19.7%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $1,572,288)	1,572,288	1,572,288
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,394,587)		7,990,974
NET OTHER ASSETS (LIABILITIES) - 0.0%		(42)
NET ASSETS - 100%		$ 7,990,932
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 355,021	$ 40,798	$ 23,094	$ -	$ 398,472
VIP Emerging Markets Portfolio Initial Class	175,304	24,061	11,551	-	200,757
VIP Equity-Income Portfolio Initial Class	357,123	58,476	28,313	-	417,283
VIP Growth & Income Portfolio Initial Class	416,920	62,760	36,613	-	473,282
VIP Growth Portfolio Initial Class	373,359	49,052	46,946	-	409,855
VIP High Income Portfolio Initial Class	454,241	45,897	24,474	-	499,035
VIP Investment Grade Bond Portfolio Initial Class	2,517,174	299,493	227,894	-	2,694,083
VIP Mid Cap Portfolio Initial Class	109,010	13,175	9,564	-	116,867
VIP Money Market Portfolio Initial Class	1,515,699	194,604	138,015	77	1,572,288
VIP Overseas Portfolio Initial Class	693,747	119,143	54,160	-	754,679
VIP Value Portfolio Initial Class	269,695	33,579	17,570	-	304,438
VIP Value Strategies Portfolio Initial Class	135,381	12,775	7,096	-	149,935
Total	$ 7,372,674	$ 953,813	$ 625,290	$ 77	$ 7,990,974
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $7,394,587) - See accompanying schedule		$ 7,990,974
Receivable for investments sold		351
Receivable for fund shares sold		152
Total assets		7,991,477

Liabilities
Payable for fund shares redeemed	$ 503
Distribution and service plan fees payable	42
Total liabilities		545

Net Assets		$ 7,990,932
Net Assets consist of:
Paid in capital		$ 7,478,863
Accumulated net investment loss		(187)
Accumulated undistributed net realized gain (loss) on investments		(84,131)
Net unrealized appreciation (depreciation) on investments		596,387
Net Assets		$ 7,990,932

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($7,606,487 ÷ 648,070 shares)	$ 11.74

Service Class: Net Asset Value, offering price and redemption price per share ($310,562 ÷ 26,316 shares)	$ 11.80

Service Class 2: Net Asset Value, offering price and redemption price per share ($73,883 ÷ 6,309 shares)	$ 11.71

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 77

Expenses
Distribution and service plan fees	$ 264
Independent trustees' compensation	14
Total expenses before reductions	278
Expense reductions	(14)	264
Net investment income (loss)		(187)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(9,932)
Capital gain distributions from underlying funds	7,722
Total net realized gain (loss)		(2,210)
Change in net unrealized appreciation (depreciation) on underlying funds		299,707
Net gain (loss)		297,497
Net increase (decrease) in net assets resulting from operations		$ 297,310

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (187)	$ 115,256
Net realized gain (loss)	(2,210)	178,499
Change in net unrealized appreciation (depreciation)	299,707	386,770
Net increase (decrease) in net assets resulting from operations	297,310	680,525
Distributions to shareholders from net investment income	-	(115,267)
Distributions to shareholders from net realized gain	(49,746)	(23,784)
Total distributions	(49,746)	(139,051)
Share transactions - net increase (decrease)	370,730	432,519
Total increase (decrease) in net assets	618,294	973,993

Net Assets
Beginning of period	7,372,638	6,398,645
End of period (including accumulated net investment loss of $187 and $0, respectively)	$ 7,990,932	$ 7,372,638

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.56	$ 9.86	$ 10.07	$ 9.34	$ 8.14
Income from Investment Operations
Net investment income (loss) E	- I	.17	.18	.22	.18	.34
Net realized and unrealized gain (loss)	.44	.86	.76	(.20)	.87	1.48
Total from investment operations	.44	1.03	.94	.02	1.05	1.82
Distributions from net investment income	-	(.18)	(.17)	(.19)	(.20)	(.35)
Distributions from net realized gain	(.07)	(.04)	(.07)	(.04)	(.12)	(.26)
Total distributions	(.07)	(.22)	(.24)	(.23)	(.32)	(.62) J
Net asset value, end of period	$ 11.74	$ 11.37	$ 10.56	$ 9.86	$ 10.07	$ 9.34
Total ReturnB, C, D	3.93%	9.74%	9.57%	.18%	11.34%	23.02%
Ratios to Average Net Assets F,H
Expenses before reductions G	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.00% A,G	1.57%	1.72%	2.17%	1.90%	3.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,606	$ 7,145	$ 5,971	$ 5,224	$ 5,733	$ 6,833
Portfolio turnover rate F	16% A	54%	30%	54%	42%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.62 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.262 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 10.57	$ 9.86	$ 10.08	$ 9.35	$ 8.14
Income from Investment Operations
Net investment income (loss)E	(.01)	.16	.17	.21	.17	.33
Net realized and unrealized gain (loss)	.44	.85	.77	(.21)	.87	1.48
Total from investment operations	.43	1.01	.94	- H	1.04	1.81
Distributions from net investment income	-	(.11)	(.16)	(.18)	(.19)	(.34)
Distributions from net realized gain	(.07)	(.04)	(.07)	(.04)	(.12)	(.26)
Total distributions	(.07)	(.14) I	(.23)	(.22)	(.31)	(.60) J
Net asset value, end of period	$ 11.80	$ 11.44	$ 10.57	$ 9.86	$ 10.08	$ 9.35
Total ReturnB, C, D	3.81%	9.60%	9.59%	(.04)%	11.24%	23.00%
Ratios to Average Net Assets F,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.10)% A	1.47%	1.62%	2.07%	1.80%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 311	$ 125	$ 177	$ 95	$ 179	$ 172
Portfolio turnover rate F	16% A	54%	30%	54%	42%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.037 per share. J Total distributions of $.60 per share is comprised of distributions from net investment income of $.341 and distributions from net realized gain of $.262 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 10.55	$ 9.85	$ 10.08	$ 9.35	$ 8.14
Income from Investment Operations
Net investment income (loss) E	(.01)	.15	.15	.19	.16	.32
Net realized and unrealized gain (loss)	.43	.85	.77	(.20)	.86	1.48
Total from investment operations	.42	1.00	.92	(.01)	1.02	1.80
Distributions from net investment income	-	(.15)	(.15)	(.18)	(.18)	(.32)
Distributions from net realized gain	(.07)	(.04)	(.07)	(.04)	(.12)	(.26)
Total distributions	(.07)	(.19)	(.22)	(.22)	(.29) H	(.59) I
Net asset value, end of period	$ 11.71	$ 11.36	$ 10.55	$ 9.85	$ 10.08	$ 9.35
Total ReturnB, C, D	3.75%	9.46%	9.35%	(.09)%	11.06%	22.78%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.25)% A	1.31%	1.48%	1.92%	1.65%	3.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74	$ 102	$ 251	$ 226	$ 157	$ 183
Portfolio turnover rate F	16% A	54%	30%	54%	42%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. H Total distributions of $.29 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.117 per share. I Total distributions of $.59 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $.262 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.0	5.9
VIP Equity-Income Portfolio Initial Class	6.3	6.0
VIP Growth & Income Portfolio Initial Class	7.1	7.0
VIP Growth Portfolio Initial Class	6.2	6.2
VIP Mid Cap Portfolio Initial Class	1.7	1.8
VIP Value Portfolio Initial Class	4.6	4.5
VIP Value Strategies Portfolio Initial Class	2.3	2.2
	34.2	33.6
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.0	2.9
VIP Overseas Portfolio Initial Class	11.5	11.6
	14.5	14.5
Bond Funds
VIP High Income Portfolio Initial Class	6.4	6.3
VIP Investment Grade Bond Portfolio Initial Class	30.3	30.4
	36.7	36.7
Short-Term Funds
VIP Money Market Portfolio Initial Class	14.6	15.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	34.2%
International Equity Funds	14.5%
Bond Funds	36.7%
Short-Term Funds	14.6%

Six months ago
Domestic Equity Funds	33.6%
International Equity Funds	14.5%
Bond Funds	36.7%
Short-Term Funds	15.2%

Semiannual Report

VIP Freedom 2010 Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	480,989	$ 17,633,040
VIP Equity-Income Portfolio Initial Class (b)	739,520	18,510,181
VIP Growth & Income Portfolio Initial Class (b)	1,035,232	21,087,685
VIP Growth Portfolio Initial Class (b)	292,556	18,173,609
VIP Mid Cap Portfolio Initial Class (b)	137,099	5,160,421
VIP Value Portfolio Initial Class (b)	840,050	13,558,408
VIP Value Strategies Portfolio Initial Class (b)	437,736	6,679,850
TOTAL DOMESTIC EQUITY FUNDS (Cost $71,256,774)		100,803,194
International Equity Funds - 14.5%

VIP Emerging Markets Portfolio Initial Class (b)	927,512	8,913,386
VIP Overseas Portfolio Initial Class (b)	1,648,677	33,748,424
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $37,025,352)		42,661,810
Bond Funds - 36.7%

VIP High Income Portfolio Initial Class (b)	3,088,541	18,809,216
VIP Investment Grade Bond Portfolio Initial Class (b)	6,949,943	89,445,769
TOTAL BOND FUNDS (Cost $106,995,816)		108,254,985
Short-Term Funds - 14.6%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $43,048,268)	43,048,268	$ 43,048,268
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $258,326,210)		294,768,257
NET OTHER ASSETS (LIABILITIES) - 0.0%		(48,167)
NET ASSETS - 100%		$ 294,720,090
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 16,647,567	$ 1,088,788	$ 1,252,698	$ -	$ 17,633,040
VIP Emerging Markets Portfolio Initial Class	8,186,669	881,864	723,504	-	8,913,386
VIP Equity-Income Portfolio Initial Class	16,747,109	1,862,725	1,450,488	-	18,510,181
VIP Growth & Income Portfolio Initial Class	19,583,629	1,863,098	1,708,473	-	21,087,685
VIP Growth Portfolio Initial Class	17,455,242	1,683,167	2,491,438	-	18,173,609
VIP High Income Portfolio Initial Class	17,612,716	1,129,041	822,151	-	18,809,216
VIP Investment Grade Bond Portfolio Initial Class	85,504,368	5,091,395	4,671,416	-	89,445,769
VIP Mid Cap Portfolio Initial Class	5,069,177	372,494	463,202	-	5,160,421
VIP Money Market Portfolio Initial Class	42,788,632	3,208,843	2,949,206	2,078	43,048,268
VIP Overseas Portfolio Initial Class	32,483,675	3,359,115	1,874,083	-	33,748,424
VIP Value Portfolio Initial Class	12,610,351	965,961	862,707	-	13,558,408
VIP Value Strategies Portfolio Initial Class	6,305,361	320,245	341,633	-	6,679,850
Total	$ 280,994,496	$ 21,826,736	$ 19,610,999	$ 2,078	$ 294,768,257
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $258,326,210) - See accompanying schedule		$ 294,768,257
Cash		3
Receivable for investments sold		6,202
Receivable for fund shares sold		302,048
Total assets		295,076,510

Liabilities
Payable for investments purchased	$ 234,399
Payable for fund shares redeemed	73,862
Distribution and service plan fees payable	48,159
Total liabilities		356,420

Net Assets		$ 294,720,090
Net Assets consist of:
Paid in capital		$ 259,194,825
Accumulated net investment loss		(274,632)
Accumulated undistributed net realized gain (loss) on investments		(642,150)
Net unrealized appreciation (depreciation) on investments		36,442,047
Net Assets		$ 294,720,090

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($45,434,541 ÷ 3,589,095 shares)	$ 12.66

Service Class: Net Asset Value, offering price and redemption price per share ($26,852,749 ÷ 2,124,463 shares)	$ 12.64

Service Class 2: Net Asset Value, offering price and redemption price per share ($222,432,800 ÷ 17,685,969 shares)	$ 12.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,078

Expenses
Distribution and service plan fees	$ 282,001
Independent trustees' compensation	544
Total expenses before reductions	282,545
Expense reductions	(544)	282,001
Net investment income (loss)		(279,923)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,311)
Capital gain distributions from underlying funds	339,468
Total net realized gain (loss)		336,157
Change in net unrealized appreciation (depreciation) on underlying funds		11,561,992
Net gain (loss)		11,898,149
Net increase (decrease) in net assets resulting from operations		$ 11,618,226

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (279,923)	$ 4,113,219
Net realized gain (loss)	336,157	4,641,187
Change in net unrealized appreciation (depreciation)	11,561,992	22,424,595
Net increase (decrease) in net assets resulting from operations	11,618,226	31,179,001
Distributions to shareholders from net investment income	-	(4,107,928)
Distributions to shareholders from net realized gain	(3,455,391)	(2,907,571)
Total distributions	(3,455,391)	(7,015,499)
Share transactions - net increase (decrease)	5,607,776	37,971,934
Total increase (decrease) in net assets	13,770,611	62,135,436

Net Assets
Beginning of period	280,949,479	218,814,043
End of period (including accumulated net investment loss of $274,632 and undistributed net investment income of $5,291, respectively)	$ 294,720,090	$ 280,949,479

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 11.15	$ 10.31	$ 10.61	$ 9.77	$ 8.23
Income from Investment Operations
Net investment income (loss) E	- I	.22	.23	.24	.24	.38
Net realized and unrealized gain (loss)	.51	1.27	.98	(.26)	1.02	1.60
Total from investment operations	.51	1.49	1.21	(.02)	1.26	1.98
Distributions from net investment income	-	(.21)	(.21)	(.23)	(.23)	(.37)
Distributions from net realized gain	(.15)	(.14)	(.16)	(.06)	(.19)	(.07)
Total distributions	(.15)	(.34) J	(.37)	(.28) K	(.42)	(.44)
Net asset value, end of period	$ 12.66	$ 12.30	$ 11.15	$ 10.31	$ 10.61	$ 9.77
Total ReturnB, C, D	4.19%	13.49%	11.78%	(.19)%	12.95%	24.27%
Ratios to Average Net Assets F,H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.00% A,G	1.83%	2.07%	2.27%	2.38%	4.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,435	$ 44,430	$ 27,416	$ 22,338	$ 22,573	$ 21,197
Portfolio turnover rate F	14% A	19%	18%	17%	29%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.34 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.139 per share. K Total distributions of $.28 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.055 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.29	$ 11.14	$ 10.30	$ 10.60	$ 9.77	$ 8.23
Income from Investment Operations
Net investment income (loss) E	(.01)	.20	.22	.23	.23	.37
Net realized and unrealized gain (loss)	.51	1.28	.98	(.26)	1.01	1.60
Total from investment operations	.50	1.48	1.20	(.03)	1.24	1.97
Distributions from net investment income	-	(.19)	(.20)	(.22)	(.21)	(.36)
Distributions from net realized gain	(.15)	(.14)	(.16)	(.06)	(.19)	(.07)
Total distributions	(.15)	(.33)	(.36)	(.27) H	(.41) I	(.43)
Net asset value, end of period	$ 12.64	$ 12.29	$ 11.14	$ 10.30	$ 10.60	$ 9.77
Total ReturnB, C, D	4.11%	13.39%	11.69%	(.28)%	12.74%	24.15%
Ratios to Average Net Assets F,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.10)% A	1.73%	1.97%	2.17%	2.28%	4.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,853	$ 27,143	$ 23,896	$ 20,927	$ 19,259	$ 19,238
Portfolio turnover rate F	14% A	19%	18%	17%	29%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. H Total distributions of $.27 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share. I Total distributions of $.41 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.191 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 11.10	$ 10.26	$ 10.56	$ 9.74	$ 8.21
Income from Investment Operations
Net investment income (loss) E	(.02)	.19	.20	.22	.22	.35
Net realized and unrealized gain (loss)	.51	1.27	.98	(.26)	.99	1.60
Total from investment operations	.49	1.46	1.18	(.04)	1.21	1.95
Distributions from net investment income	-	(.18)	(.19)	(.20)	(.20)	(.35)
Distributions from net realized gain	(.15)	(.14)	(.16)	(.06)	(.19)	(.07)
Total distributions	(.15)	(.32)	(.34) H	(.26)	(.39)	(.42)
Net asset value, end of period	$ 12.58	$ 12.24	$ 11.10	$ 10.26	$ 10.56	$ 9.74
Total ReturnB, C, D	4.05%	13.20%	11.58%	(.43)%	12.55%	23.95%
Ratios to Average Net Assets F,G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.25)% A	1.58%	1.82%	2.02%	2.13%	3.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 222,433	$ 209,377	$ 167,502	$ 136,353	$ 117,966	$ 87,791
Portfolio turnover rate F	14% A	19%	18%	17%	29%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. H Total distributions of $.34 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.157 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.9	7.0
VIP Equity-Income Portfolio Initial Class	7.2	7.1
VIP Growth & Income Portfolio Initial Class	8.2	8.2
VIP Growth Portfolio Initial Class	7.0	7.3
VIP Mid Cap Portfolio Initial Class	2.0	2.1
VIP Value Portfolio Initial Class	5.3	5.3
VIP Value Strategies Portfolio Initial Class	2.6	2.6
	39.2	39.6
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.6	3.5
VIP Overseas Portfolio Initial Class	13.2	13.6
	16.8	17.1
Bond Funds
VIP High Income Portfolio Initial Class	6.6	6.4
VIP Investment Grade Bond Portfolio Initial Class	27.2	26.8
	33.8	33.2
Short-Term Funds
VIP Money Market Portfolio Initial Class	10.2	10.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	39.2%
International Equity Funds	16.8%
Bond Funds	33.8%
Short-Term Funds	10.2%

Six months ago
Domestic Equity Funds	39.6%
International Equity Funds	17.1%
Bond Funds	33.2%
Short-Term Funds	10.1%

Semiannual Report

VIP Freedom 2015 Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	222,976	$ 8,174,306
VIP Equity-Income Portfolio Initial Class (b)	343,222	8,590,850
VIP Growth & Income Portfolio Initial Class (b)	481,334	9,804,779
VIP Growth Portfolio Initial Class (b)	134,654	8,364,726
VIP Mid Cap Portfolio Initial Class (b)	63,244	2,380,491
VIP Value Portfolio Initial Class (b)	390,694	6,305,806
VIP Value Strategies Portfolio Initial Class (b)	201,872	3,080,563
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,772,513)		46,701,521
International Equity Funds - 16.8%

VIP Emerging Markets Portfolio Initial Class (b)	444,636	4,272,952
VIP Overseas Portfolio Initial Class (b)	769,982	15,761,535
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,365,716)		20,034,487
Bond Funds - 33.8%

VIP High Income Portfolio Initial Class (b)	1,279,715	7,793,465
VIP Investment Grade Bond Portfolio Initial Class (b)	2,516,044	32,381,485
TOTAL BOND FUNDS (Cost $39,286,079)		40,174,950
Short-Term Funds - 10.2%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $12,101,724)	12,101,724	$ 12,101,724
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $99,526,032)		119,012,682
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,606)
NET ASSETS - 100%		$ 118,998,076
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 8,001,284	$ 567,106	$ 918,147	$ -	$ 8,174,306
VIP Emerging Markets Portfolio Initial Class	3,963,850	582,276	532,808	-	4,272,952
VIP Equity-Income Portfolio Initial Class	8,075,257	737,446	818,795	-	8,590,850
VIP Growth & Income Portfolio Initial Class	9,425,320	745,420	957,197	-	9,804,779
VIP Growth Portfolio Initial Class	8,368,225	876,323	1,604,268	-	8,364,726
VIP High Income Portfolio Initial Class	7,323,728	947,836	842,014	-	7,793,465
VIP Investment Grade Bond Portfolio Initial Class	30,639,904	3,634,920	3,152,336	-	32,381,485
VIP Mid Cap Portfolio Initial Class	2,420,315	227,105	350,777	-	2,380,491
VIP Money Market Portfolio Initial Class	11,611,098	1,265,002	774,376	573	12,101,724
VIP Overseas Portfolio Initial Class	15,584,370	1,737,907	1,439,719	-	15,761,535
VIP Value Portfolio Initial Class	6,066,706	466,244	605,945	-	6,305,806
VIP Value Strategies Portfolio Initial Class	3,018,527	191,187	310,575	-	3,080,563
Total	$ 114,498,584	$ 11,978,772	$ 12,306,957	$ 573	$ 119,012,682
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $99,526,032) - See accompanying schedule		$ 119,012,682
Receivable for fund shares sold		336,514
Total assets		119,349,196

Liabilities
Payable to custodian bank	$ 29
Payable for investments purchased	176,904
Payable for fund shares redeemed	159,691
Distribution and service plan fees payable	14,496
Total liabilities		351,120

Net Assets		$ 118,998,076
Net Assets consist of:
Paid in capital		$ 99,876,055
Accumulated net investment loss		(78,606)
Accumulated undistributed net realized gain (loss) on investments		(286,023)
Net unrealized appreciation (depreciation) on investments		19,486,650
Net Assets		$ 118,998,076

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($40,450,444 ÷ 3,157,100 shares)	$ 12.81

Service Class: Net Asset Value, offering price and redemption price per share ($12,419,073 ÷ 971,057 shares)	$ 12.79

Service Class 2: Net Asset Value, offering price and redemption price per share ($66,128,559 ÷ 5,191,511 shares)	$ 12.74

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 573

Expenses
Distribution and service plan fees	$ 84,411
Independent trustees' compensation	219
Total expenses before reductions	84,630
Expense reductions	(219)	84,411
Net investment income (loss)		(83,838)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,537)
Capital gain distributions from underlying funds	154,833
Total net realized gain (loss)		149,296
Change in net unrealized appreciation (depreciation) on underlying funds		4,848,884
Net gain (loss)		4,998,180
Net increase (decrease) in net assets resulting from operations		$ 4,914,342

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (83,838)	$ 1,787,558
Net realized gain (loss)	149,296	2,016,704
Change in net unrealized appreciation (depreciation)	4,848,884	10,728,968
Net increase (decrease) in net assets resulting from operations	4,914,342	14,533,230
Distributions to shareholders from net investment income	-	(1,804,111)
Distributions to shareholders from net realized gain	(1,458,481)	(1,618,311)
Total distributions	(1,458,481)	(3,422,422)
Share transactions - net increase (decrease)	1,057,393	(269,133)
Total increase (decrease) in net assets	4,513,254	10,841,675

Net Assets
Beginning of period	114,484,822	103,643,147
End of period (including accumulated net investment loss of $78,606 and undistributed net investment income of $5,232, respectively)	$ 118,998,076	$ 114,484,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 11.22	$ 10.38	$ 10.70	$ 9.78	$ 8.19
Income from Investment Operations
Net investment income (loss) E	- I	.21	.22	.23	.23	.38
Net realized and unrealized gain (loss)	.54	1.39	1.04	(.27)	1.04	1.67
Total from investment operations	.54	1.60	1.26	(.04)	1.27	2.05
Distributions from net investment income	-	(.22)	(.23)	(.23)	(.23)	(.34)
Distributions from net realized gain	(.16)	(.18)	(.20)	(.06)	(.13)	(.12)
Total distributions	(.16)	(.39) J	(.42) K	(.28) L	(.35) M	(.46)
Net asset value, end of period	$ 12.81	$ 12.43	$ 11.22	$ 10.38	$ 10.70	$ 9.78
Total ReturnB, C, D	4.39%	14.41%	12.23%	(.36)%	13.09%	25.28%
Ratios to Average Net Assets F,H
Expenses before reductions G	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.00% A,G	1.79%	2.01%	2.16%	2.30%	4.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,450	$ 41,070	$ 36,449	$ 38,879	$ 39,535	$ 37,291
Portfolio turnover rate F	21% A	29%	28%	26%	30%	23%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.39 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.175 per share. K Total distributions of $.42 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.195 per share. L Total distributions of $.28 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.055 per share. M Total distributions of $.35 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.127 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 11.21	$ 10.37	$ 10.69	$ 9.77	$ 8.19
Income from Investment Operations
Net investment income (loss) E	(.01)	.20	.21	.22	.22	.37
Net realized and unrealized gain (loss)	.55	1.38	1.04	(.26)	1.05	1.66
Total from investment operations	.54	1.58	1.25	(.04)	1.27	2.03
Distributions from net investment income	-	(.21)	(.22)	(.22)	(.22)	(.33)
Distributions from net realized gain	(.16)	(.18)	(.20)	(.06)	(.13)	(.12)
Total distributions	(.16)	(.38) H	(.41) I	(.28)	(.35)	(.45)
Net asset value, end of period	$ 12.79	$ 12.41	$ 11.21	$ 10.37	$ 10.69	$ 9.77
Total ReturnB, C, D	4.40%	14.24%	12.13%	(.41)%	13.00%	25.06%
Ratios to Average Net Assets F,G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.10)% A	1.69%	1.91%	2.06%	2.20%	4.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,419	$ 10,762	$ 6,600	$ 7,743	$ 2,723	$ 1,524
Portfolio turnover rate F	21% A	29%	28%	26%	30%	23%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. H Total distributions of $.38 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $.175 per share. I Total distributions of $.41 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.195 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 11.17	$ 10.34	$ 10.65	$ 9.74	$ 8.16
Income from Investment Operations
Net investment income (loss) E	(.02)	.18	.19	.21	.21	.35
Net realized and unrealized gain (loss)	.55	1.38	1.03	(.26)	1.03	1.67
Total from investment operations	.53	1.56	1.22	(.05)	1.24	2.02
Distributions from net investment income	-	(.19)	(.20)	(.20)	(.20)	(.32)
Distributions from net realized gain	(.16)	(.18)	(.20)	(.06)	(.13)	(.12)
Total distributions	(.16)	(.36) H	(.39) I	(.26)	(.33)	(.44)
Net asset value, end of period	$ 12.74	$ 12.37	$ 11.17	$ 10.34	$ 10.65	$ 9.74
Total ReturnB, C, D	4.33%	14.10%	11.90%	(.52)%	12.79%	25.02%
Ratios to Average Net Assets F,G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.25)% A	1.54%	1.76%	1.91%	2.05%	3.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,129	$ 62,652	$ 60,594	$ 55,246	$ 56,112	$ 42,534
Portfolio turnover rate F	21% A	29%	28%	26%	30%	23%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. H Total distributions of $.36 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.175 per share. I Total distributions of $.39 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.195 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	7.7	7.8
VIP Equity-Income Portfolio Initial Class	8.1	7.9
VIP Growth & Income Portfolio Initial Class	9.1	9.2
VIP Growth Portfolio Initial Class	7.8	8.1
VIP Mid Cap Portfolio Initial Class	2.3	2.3
VIP Value Portfolio Initial Class	5.9	5.9
VIP Value Strategies Portfolio Initial Class	2.9	2.9
	43.8	44.1
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.8	3.8
VIP Overseas Portfolio Initial Class	14.7	15.2
	18.5	19.0
Bond Funds
VIP High Income Portfolio Initial Class	6.6	6.5
VIP Investment Grade Bond Portfolio Initial Class	24.5	24.0
	31.1	30.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	6.6	6.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	43.8%
International Equity Funds	18.5%
Bond Funds	31.1%
Short-Term Funds	6.6%

Six months ago
Domestic Equity Funds	44.1%
International Equity Funds	19.0%
Bond Funds	30.5%
Short-Term Funds	6.4%

Semiannual Report

VIP Freedom 2020 Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	1,598,009	$ 58,582,994
VIP Equity-Income Portfolio Initial Class (b)	2,456,691	61,490,983
VIP Growth & Income Portfolio Initial Class (b)	3,426,811	69,804,134
VIP Growth Portfolio Initial Class (b)	963,971	59,881,866
VIP Mid Cap Portfolio Initial Class (b)	455,392	17,140,958
VIP Value Portfolio Initial Class (b)	2,794,445	45,102,346
VIP Value Strategies Portfolio Initial Class (b)	1,460,912	22,293,518
TOTAL DOMESTIC EQUITY FUNDS (Cost $220,169,467)		334,296,799
International Equity Funds - 18.5%

VIP Emerging Markets Portfolio Initial Class (b)	3,058,302	29,390,286
VIP Overseas Portfolio Initial Class (b)	5,479,936	112,174,297
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $119,726,806)		141,564,583
Bond Funds - 31.1%

VIP High Income Portfolio Initial Class (b)	8,236,485	50,160,191
VIP Investment Grade Bond Portfolio Initial Class (b)	14,572,763	187,551,460
TOTAL BOND FUNDS (Cost $236,533,086)		237,711,651
Short-Term Funds - 6.6%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $50,469,175)	50,469,175	$ 50,469,175
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $626,898,534)		764,042,208
NET OTHER ASSETS (LIABILITIES) - 0.0%		(129,056)
NET ASSETS - 100%		$ 763,913,152
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 57,485,863	$ 950,490	$ 3,612,639	$ -	$ 58,582,994
VIP Emerging Markets Portfolio Initial Class	28,392,902	891,543	1,740,512	-	29,390,286
VIP Equity-Income Portfolio Initial Class	58,076,823	1,721,783	2,611,595	-	61,490,983
VIP Growth & Income Portfolio Initial Class	67,759,370	1,104,797	3,319,830	-	69,804,134
VIP Growth Portfolio Initial Class	60,074,001	2,701,279	8,069,310	-	59,881,866
VIP High Income Portfolio Initial Class	48,287,935	1,341,204	1,866,025	-	50,160,191
VIP Investment Grade Bond Portfolio Initial Class	177,683,069	11,608,928	9,080,211	-	187,551,460
VIP Mid Cap Portfolio Initial Class	17,379,772	597,345	1,427,777	-	17,140,958
VIP Money Market Portfolio Initial Class	47,569,070	4,021,753	1,121,647	2,391	50,469,175
VIP Overseas Portfolio Initial Class	112,048,720	4,487,468	3,466,858	-	112,174,297
VIP Value Portfolio Initial Class	43,586,683	1,223,148	2,432,685	-	45,102,346
VIP Value Strategies Portfolio Initial Class	21,698,160	341,801	1,053,316	-	22,293,518
Total	$ 740,042,368	$ 30,991,539	$ 39,802,405	$ 2,391	$ 764,042,208
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $626,898,534) - See accompanying schedule		$ 764,042,208
Receivable for investments sold		73,087
Receivable for fund shares sold		480,273
Total assets		764,595,568

Liabilities
Payable to custodian bank	$ 30
Payable for investments purchased	447,978
Payable for fund shares redeemed	105,454
Distribution and service plan fees payable	128,954
Total liabilities		682,416

Net Assets		$ 763,913,152
Net Assets consist of:
Paid in capital		$ 628,088,910
Accumulated net investment loss		(747,588)
Accumulated undistributed net realized gain (loss) on investments		(571,844)
Net unrealized appreciation (depreciation) on investments		137,143,674
Net Assets		$ 763,913,152

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($99,564,959 ÷ 7,642,169 shares)	$ 13.03

Service Class: Net Asset Value, offering price and redemption price per share ($67,889,160 ÷ 5,223,856 shares)	$ 13.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($596,459,033 ÷ 46,083,423 shares)	$ 12.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,391

Expenses
Distribution and service plan fees	$ 760,672
Independent trustees' compensation	1,414
Total expenses before reductions	762,086
Expense reductions	(1,414)	760,672
Net investment income (loss)		(758,281)
Realized and Unrealized Gain (Loss Realized gain (loss) on sale of underlying fund shares	204,424
Capital gain distributions from underlying funds	1,099,799
Total net realized gain (loss)		1,304,223
Change in net unrealized appreciation (depreciation) on underlying funds		32,613,892
Net gain (loss)		33,918,115
Net increase (decrease) in net assets resulting from operations		$ 33,159,834

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (758,281)	$ 11,187,330
Net realized gain (loss)	1,304,223	13,643,550
Change in net unrealized appreciation (depreciation)	32,613,892	75,308,233
Net increase (decrease) in net assets resulting from operations	33,159,834	100,139,113
Distributions to shareholders from net investment income	-	(11,274,396)
Distributions to shareholders from net realized gain	(9,467,252)	(9,210,708)
Total distributions	(9,467,252)	(20,485,104)
Share transactions - net increase (decrease)	302,905	36,361,165
Total increase (decrease) in net assets	23,995,487	116,015,174

Net Assets
Beginning of period	739,917,665	623,902,491
End of period (including accumulated net investment loss of $747,588 and undistributed net investment income of $10,693, respectively)	$ 763,913,152	$ 739,917,665

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 11.21	$ 10.21	$ 10.59	$ 9.52	$ 7.71
Income from Investment Operations
Net investment income (loss) E	- I	.22	.24	.26	.26	.33
Net realized and unrealized gain (loss)	.58	1.56	1.12	(.37)	1.11	1.88
Total from investment operations	.58	1.78	1.36	(.11)	1.37	2.21
Distributions from net investment income	-	(.22)	(.23)	(.23)	(.22)	(.29)
Distributions from net realized gain	(.16)	(.16)	(.13)	(.04)	(.08)	(.11)
Total distributions	(.16)	(.38)	(.36)	(.27)	(.30)	(.40) J
Net asset value, end of period	$ 13.03	$ 12.61	$ 11.21	$ 10.21	$ 10.59	$ 9.52
Total ReturnB, C, D	4.67%	16.01%	13.38%	(1.03)%	14.49%	28.97%
Ratios to Average Net Assets F,H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.00% A,G	1.84%	2.16%	2.47%	2.61%	3.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,565	$ 91,328	$ 58,113	$ 47,731	$ 45,225	$ 38,330
Portfolio turnover rate F	8% A	20%	15%	10%	21%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.40 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.107 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 11.19	$ 10.20	$ 10.58	$ 9.50	$ 7.70
Income from Investment Operations
Net investment income (loss) E	(.01)	.21	.23	.25	.25	.32
Net realized and unrealized gain (loss)	.58	1.56	1.11	(.37)	1.12	1.87
Total from investment operations	.57	1.77	1.34	(.12)	1.37	2.19
Distributions from net investment income	-	(.21)	(.22)	(.22)	(.21)	(.29)
Distributions from net realized gain	(.16)	(.16)	(.13)	(.04)	(.08)	(.11)
Total distributions	(.16)	(.37)	(.35)	(.26)	(.29)	(.39) H
Net asset value, end of period	$ 13.00	$ 12.59	$ 11.19	$ 10.20	$ 10.58	$ 9.50
Total ReturnB, C, D	4.60%	15.95%	13.19%	(1.12)%	14.52%	28.78%
Ratios to Average Net Assets F,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.10)% A	1.74%	2.06%	2.37%	2.51%	3.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,889	$ 65,867	$ 45,779	$ 36,818	$ 33,244	$ 25,941
Portfolio turnover rate F	8% A	20%	15%	10%	21%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. H Total distributions of $.39 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 11.16	$ 10.17	$ 10.55	$ 9.48	$ 7.69
Income from Investment Operations
Net investment income (loss) E	(.02)	.19	.21	.24	.23	.31
Net realized and unrealized gain (loss)	.58	1.54	1.11	(.37)	1.12	1.86
Total from investment operations	.56	1.73	1.32	(.13)	1.35	2.17
Distributions from net investment income	-	(.19)	(.20)	(.21)	(.20)	(.28)
Distributions from net realized gain	(.16)	(.16)	(.13)	(.04)	(.08)	(.11)
Total distributions	(.16)	(.35)	(.33)	(.25)	(.28)	(.38) H
Net asset value, end of period	$ 12.94	$ 12.54	$ 11.16	$ 10.17	$ 10.55	$ 9.48
Total ReturnB, C, D	4.54%	15.63%	13.07%	(1.24)%	14.33%	28.55%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.25)% A	1.59%	1.91%	2.22%	2.36%	3.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 596,459	$ 582,722	$ 520,011	$ 426,477	$ 310,255	$ 189,686
Portfolio turnover rate F	8% A	20%	15%	10%	21%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. H Total distributions of $.38 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	8.8	9.2
VIP Equity-Income Portfolio Initial Class	9.2	9.3
VIP Growth & Income Portfolio Initial Class	10.5	10.8
VIP Growth Portfolio Initial Class	9.0	9.6
VIP Mid Cap Portfolio Initial Class	2.6	2.8
VIP Value Portfolio Initial Class	6.8	7.0
VIP Value Strategies Portfolio Initial Class	3.3	3.4
	50.2	52.1
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	4.6	4.6
VIP Overseas Portfolio Initial Class	16.9	17.9
	21.5	22.5
Bond Funds
VIP High Income Portfolio Initial Class	6.8	6.6
VIP Investment Grade Bond Portfolio Initial Class	20.4	18.8
	27.2	25.4
Short-Term Funds
VIP Money Market Portfolio Initial Class	1.1	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	50.2%
International Equity Funds	21.5%
Bond Funds	27.2%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	52.1%
International Equity Funds	22.5%
Bond Funds	25.4%

Semiannual Report

VIP Freedom 2025 Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	239,103	$ 8,765,523
VIP Equity-Income Portfolio Initial Class (b)	368,158	9,214,987
VIP Growth & Income Portfolio Initial Class (b)	516,614	10,523,428
VIP Growth Portfolio Initial Class (b)	144,966	9,005,308
VIP Mid Cap Portfolio Initial Class (b)	68,032	2,560,730
VIP Value Portfolio Initial Class (b)	418,706	6,757,917
VIP Value Strategies Portfolio Initial Class (b)	216,385	3,302,034
TOTAL DOMESTIC EQUITY FUNDS (Cost $35,424,762)		50,129,927
International Equity Funds - 21.5%

VIP Emerging Markets Portfolio Initial Class (b)	474,612	4,561,024
VIP Overseas Portfolio Initial Class (b)	825,883	16,905,822
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,290,073)		21,466,846
Bond Funds - 27.2%
	Shares	Value
VIP High Income Portfolio Initial Class (b)	1,117,874	$ 6,807,856
VIP Investment Grade Bond Portfolio Initial Class (b)	1,585,986	20,411,642
TOTAL BOND FUNDS (Cost $27,030,993)		27,219,498
Short-Term Funds - 1.1%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $1,064,700)	1,064,700	1,064,700
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $81,810,528)		99,880,971
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,669)
NET ASSETS - 100%		$ 99,869,302
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 8,526,388	$ 1,195,455	$ 1,514,727	$ -	$ 8,765,523
VIP Emerging Markets Portfolio Initial Class	4,226,339	717,325	656,893	-	4,561,024
VIP Equity-Income Portfolio Initial Class	8,618,255	1,402,954	1,450,120	-	9,214,987
VIP Growth & Income Portfolio Initial Class	10,054,377	1,452,757	1,619,458	-	10,523,428
VIP Growth Portfolio Initial Class	8,908,461	1,544,100	2,211,461	-	9,005,308
VIP High Income Portfolio Initial Class	6,160,224	1,198,741	860,239	-	6,807,856
VIP Investment Grade Bond Portfolio Initial Class	17,405,403	5,309,428	3,048,472	-	20,411,642
VIP Mid Cap Portfolio Initial Class	2,562,544	425,158	516,833	-	2,560,730
VIP Money Market Portfolio Initial Class	-	1,120,968	56,268	29	1,064,700
VIP Overseas Portfolio Initial Class	16,594,173	2,684,566	2,266,996	-	16,905,822
VIP Value Portfolio Initial Class	6,461,681	941,020	1,046,602	-	6,757,917
VIP Value Strategies Portfolio Initial Class	3,201,074	436,821	527,622	-	3,302,034
Total	$ 92,718,919	$ 18,429,293	$ 15,775,691	$ 29	$ 99,880,971
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $81,810,528) - See accompanying schedule		$ 99,880,971
Receivable for fund shares sold		547,608
Total assets		100,428,579

Liabilities
Payable to custodian bank	$ 35
Payable for investments purchased	306,233
Payable for fund shares redeemed	241,447
Distribution and service plan fees payable	11,562
Total liabilities		559,277

Net Assets		$ 99,869,302
Net Assets consist of:
Paid in capital		$ 81,736,326
Accumulated net investment loss		(66,285)
Accumulated undistributed net realized gain (loss) on investments		128,818
Net unrealized appreciation (depreciation) on investments		18,070,443
Net Assets		$ 99,869,302

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($26,828,669 ÷ 1,990,117 shares)	$ 13.48

Service Class: Net Asset Value, offering price and redemption price per share ($27,997,981 ÷ 2,081,491 shares)	$ 13.45

Service Class 2: Net Asset Value, offering price and redemption price per share ($45,042,652 ÷ 3,364,260 shares)	$ 13.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 29

Expenses
Distribution and service plan fees	$ 66,314
Independent trustees' compensation	177
Total expenses before reductions	66,491
Expense reductions	(177)	66,314
Net investment income (loss)		(66,285)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	244,876
Capital gain distributions from underlying funds	161,872
Total net realized gain (loss)		406,748
Change in net unrealized appreciation (depreciation) on underlying funds		4,264,976
Net gain (loss)		4,671,724
Net increase (decrease) in net assets resulting from operations		$ 4,605,439

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (66,285)	$ 1,503,074
Net realized gain (loss)	406,748	1,765,872
Change in net unrealized appreciation (depreciation)	4,264,976	11,161,093
Net increase (decrease) in net assets resulting from operations	4,605,439	14,430,039
Distributions to shareholders from net investment income	-	(1,503,790)
Distributions to shareholders from net realized gain	(1,113,055)	(1,289,396)
Total distributions	(1,113,055)	(2,793,186)
Share transactions - net increase (decrease)	3,669,288	13,669,826
Total increase (decrease) in net assets	7,161,672	25,306,679

Net Assets
Beginning of period	92,707,630	67,400,951
End of period (including accumulated net investment loss of $66,285 and $0, respectively)	$ 99,869,302	$ 92,707,630

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 11.20	$ 10.02	$ 10.49	$ 9.30	$ 7.49
Income from Investment Operations
Net investment income (loss) E	- I	.25	.24	.24	.28	.32
Net realized and unrealized gain (loss)	.64	1.97	1.27	(.46)	1.19	1.89
Total from investment operations	.64	2.22	1.51	(.22)	1.47	2.21
Distributions from net investment income	-	(.23)	(.21)	(.22)	(.21)	(.29)
Distributions from net realized gain	(.15)	(.20)	(.12)	(.03)	(.06)	(.12)
Total distributions	(.15)	(.43)	(.33)	(.25)	(.28) K	(.40) J
Net asset value, end of period	$ 13.48	$ 12.99	$ 11.20	$ 10.02	$ 10.49	$ 9.30
Total ReturnB, C, D	5.01%	19.95%	15.11%	(2.11)%	15.79%	30.05%
Ratios to Average Net Assets F,H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.00% A	2.03%	2.17%	2.25%	2.91%	3.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,829	$ 24,548	$ 17,792	$ 15,537	$ 17,388	$ 14,888
Portfolio turnover rate F	34% A	30%	34%	21%	25%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.40 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.117 per share. K Total distributions of $.28 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.061 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 11.18	$ 10.01	$ 10.49	$ 9.30	$ 7.49
Income from Investment Operations
Net investment income (loss) E	(.01)	.23	.22	.23	.27	.31
Net realized and unrealized gain (loss)	.64	1.98	1.27	(.47)	1.19	1.90
Total from investment operations	.63	2.21	1.49	(.24)	1.46	2.21
Distributions from net investment income	-	(.22)	(.20)	(.21)	(.21)	(.28)
Distributions from net realized gain	(.15)	(.20)	(.12)	(.03)	(.06)	(.12)
Total distributions	(.15)	(.42)	(.32)	(.24)	(.27)	(.40) H
Net asset value, end of period	$ 13.45	$ 12.97	$ 11.18	$ 10.01	$ 10.49	$ 9.30
Total ReturnB, C, D	4.95%	19.89%	14.97%	(2.26)%	15.70%	29.96%
Ratios to Average Net Assets F,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.10)% A	1.93%	2.07%	2.16%	2.81%	3.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,998	$ 21,780	$ 16,558	$ 7,149	$ 1,429	$ 679
Portfolio turnover rate F	34% A	30%	34%	21%	25%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. H Total distributions of $.40 per share is comprised of distributions from net investment income of $.278 and distributions from net realized gain of $.117 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 11.14	$ 9.97	$ 10.44	$ 9.27	$ 7.47
Income from Investment Operations
Net investment income (loss) E	(.02)	.22	.21	.21	.26	.30
Net realized and unrealized gain (loss)	.64	1.96	1.26	(.45)	1.17	1.89
Total from investment operations	.62	2.18	1.47	(.24)	1.43	2.19
Distributions from net investment income	-	(.20)	(.18)	(.19)	(.20)	(.27)
Distributions from net realized gain	(.15)	(.20)	(.12)	(.03)	(.06)	(.12)
Total distributions	(.15)	(.40)	(.30)	(.23) I	(.26)	(.39) H
Net asset value, end of period	$ 13.39	$ 12.92	$ 11.14	$ 9.97	$ 10.44	$ 9.27
Total ReturnB, C, D	4.89%	19.71%	14.80%	(2.35)%	15.47%	29.79%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.25)% A	1.78%	1.92%	2.00%	2.67%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,043	$ 46,379	$ 33,051	$ 25,869	$ 22,782	$ 8,262
Portfolio turnover rate F	34%A	30%	34%	21%	25%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. H Total distributions of $.39 per share is comprised of distributions from net investment income of $.270 and distributions from net realized gain of $.117 per share. I Total distributions of $.23 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.033 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.4	10.8
VIP Equity-Income Portfolio Initial Class	10.9	11.0
VIP Growth & Income Portfolio Initial Class	12.4	12.8
VIP Growth Portfolio Initial Class	10.7	11.3
VIP Mid Cap Portfolio Initial Class	3.0	3.2
VIP Value Portfolio Initial Class	8.0	8.2
VIP Value Strategies Portfolio Initial Class	3.9	4.0
	59.3	61.3
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	5.4	5.3
VIP Overseas Portfolio Initial Class	20.0	21.1
	25.4	26.4
Bond Funds
VIP High Income Portfolio Initial Class	7.0	6.8
VIP Investment Grade Bond Portfolio Initial Class	8.3	5.5
	15.3	12.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	59.3%
International Equity Funds	25.4%
Bond Funds	15.3%

Six months ago
Domestic Equity Funds	61.3%
International Equity Funds	26.4%
Bond Funds	12.3%

Semiannual Report

VIP Freedom 2030 Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	734,121	$ 26,912,891
VIP Equity-Income Portfolio Initial Class (a)	1,131,268	28,315,626
VIP Growth & Income Portfolio Initial Class (a)	1,586,452	32,316,020
VIP Growth Portfolio Initial Class (a)	445,149	27,652,654
VIP Mid Cap Portfolio Initial Class (a)	208,691	7,855,148
VIP Value Portfolio Initial Class (a)	1,286,025	20,756,440
VIP Value Strategies Portfolio Initial Class (a)	666,768	10,174,881
TOTAL DOMESTIC EQUITY FUNDS (Cost $114,128,196)		153,983,660
International Equity Funds - 25.4%

VIP Emerging Markets Portfolio Initial Class (a)	1,457,079	14,002,528
VIP Overseas Portfolio Initial Class (a)	2,539,340	51,980,293
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $57,713,855)		65,982,821
Bond Funds - 15.3%
	Shares	Value
VIP High Income Portfolio Initial Class (a)	2,964,676	$ 18,054,876
VIP Investment Grade Bond Portfolio Initial Class (a)	1,683,420	21,665,621
TOTAL BOND FUNDS (Cost $39,255,918)		39,720,497
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $211,097,969)		259,686,978
NET OTHER ASSETS (LIABILITIES) - 0.0%		(32,581)
NET ASSETS - 100%		$ 259,654,397
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 26,290,743	$ 1,455,070	$ 2,517,922	$ -	$ 26,912,891
VIP Emerging Markets Portfolio Initial Class	12,999,146	1,234,027	1,068,384	-	14,002,528
VIP Equity-Income Portfolio Initial Class	26,631,689	1,904,732	2,193,814	-	28,315,626
VIP Growth & Income Portfolio Initial Class	31,025,447	1,691,595	2,333,076	-	32,316,020
VIP Growth Portfolio Initial Class	27,431,063	2,505,060	4,569,783	-	27,652,654
VIP High Income Portfolio Initial Class	16,416,959	1,881,647	1,064,689	-	18,054,876
VIP Investment Grade Bond Portfolio Initial Class	13,395,744	9,238,552	1,662,534	-	21,665,621
VIP Mid Cap Portfolio Initial Class	7,860,120	662,207	934,486	-	7,855,148
VIP Overseas Portfolio Initial Class	51,174,972	3,998,670	2,790,205	-	51,980,293
VIP Value Portfolio Initial Class	19,932,844	1,360,335	1,772,342	-	20,756,440
VIP Value Strategies Portfolio Initial Class	9,842,202	535,363	794,114	-	10,174,881
Total	$ 243,000,929	$ 26,467,258	$ 21,701,349	$ -	$ 259,686,978
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $211,097,969) - See accompanying schedule		$ 259,686,978
Receivable for investments sold		78,858
Receivable for fund shares sold		1,345,569
Total assets		261,111,405

Liabilities
Payable to custodian bank	$ 49
Payable for investments purchased	1,310,895
Payable for fund shares redeemed	113,550
Distribution and service plan fees payable	32,514
Total liabilities		1,457,008

Net Assets		$ 259,654,397
Net Assets consist of:
Paid in capital		$ 211,897,081
Accumulated net investment loss		(187,805)
Accumulated undistributed net realized gain (loss) on investments		(643,888)
Net unrealized appreciation (depreciation) on investments		48,589,009
Net Assets		$ 259,654,397

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($70,705,044 ÷ 5,304,324 shares)	$ 13.33

Service Class: Net Asset Value, offering price and redemption price per share ($50,229,999 ÷ 3,775,163 shares)	$ 13.31

Service Class 2: Net Asset Value, offering price and redemption price per share ($138,719,354 ÷ 10,466,714 shares)	$ 13.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ -

Expenses
Distribution and service plan fees	$ 187,805
Independent trustees' compensation	461
Total expenses before reductions	188,266
Expense reductions	(461)	187,805
Net investment income (loss)		(187,805)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	141,099
Capital gain distributions from underlying funds	472,995
Total net realized gain (loss)		614,094
Change in net unrealized appreciation (depreciation) on underlying funds		11,787,937
Net gain (loss)		12,402,031
Net increase (decrease) in net assets resulting from operations		$ 12,214,226

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (187,805)	$ 3,522,718
Net realized gain (loss)	614,094	4,474,469
Change in net unrealized appreciation (depreciation)	11,787,937	32,087,717
Net increase (decrease) in net assets resulting from operations	12,214,226	40,084,904
Distributions to shareholders from net investment income	-	(3,560,740)
Distributions to shareholders from net realized gain	(3,015,983)	(2,890,634)
Total distributions	(3,015,983)	(6,451,374)
Share transactions - net increase (decrease)	7,485,671	43,511,429
Total increase (decrease) in net assets	16,683,914	77,144,959

Net Assets
Beginning of period	242,970,483	165,825,524
End of period (including accumulated net investment loss of $187,805 and $0, respectively)	$ 259,654,397	$ 242,970,483

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 10.88	$ 9.70	$ 10.21	$ 9.03	$ 7.12
Income from Investment Operations
Net investment income (loss) E	-	.22	.25	.23	.21	.24
Net realized and unrealized gain (loss)	.65	2.12	1.26	(.49)	1.24	1.96
Total from investment operations	.65	2.34	1.51	(.26)	1.45	2.20
Distributions from net investment income	-	(.21)	(.23)	(.22)	(.20)	(.18)
Distributions from net realized gain	(.16)	(.17)	(.10)	(.03)	(.07)	(.11)
Total distributions	(.16)	(.38)	(.33)	(.25)	(.27)	(.29)
Net asset value, end of period	$ 13.33	$ 12.84	$ 10.88	$ 9.70	$ 10.21	$ 9.03
Total ReturnB, C, D	5.14%	21.66%	15.58%	(2.60)%	16.08%	31.66%
Ratios to Average Net Assets F,H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.00% A	1.88%	2.39%	2.27%	2.25%	3.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,705	$ 64,173	$ 39,111	$ 30,601	$ 28,917	$ 23,836
Portfolio turnover rate F	18% A	30%	17%	16%	25%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Amounts represents less than .01%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 10.87	$ 9.69	$ 10.20	$ 9.02	$ 7.12
Income from Investment Operations
Net investment income (loss) E	(.01)	.21	.24	.22	.20	.24
Net realized and unrealized gain (loss)	.66	2.11	1.26	(.49)	1.24	1.94
Total from investment operations	.65	2.32	1.50	(.27)	1.44	2.18
Distributions from net investment income	-	(.20)	(.22)	(.21)	(.19)	(.17)
Distributions from net realized gain	(.16)	(.17)	(.10)	(.03)	(.07)	(.11)
Total distributions	(.16)	(.37)	(.32)	(.24)	(.26)	(.28)
Net asset value, end of period	$ 13.31	$ 12.82	$ 10.87	$ 9.69	$ 10.20	$ 9.02
Total ReturnB, C, D	5.14%	21.50%	15.48%	(2.70)%	16.00%	31.40%
Ratios to Average Net Assets F,G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.10)% A	1.78%	2.29%	2.17%	2.15%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,230	$ 46,868	$ 32,295	$ 28,666	$ 23,137	$ 16,162
Portfolio turnover rate F	18% A	30%	17%	16%	25%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 10.83	$ 9.67	$ 10.18	$ 9.00	$ 7.11
Income from Investment Operations
Net investment income (loss) E	(.02)	.19	.23	.21	.19	.23
Net realized and unrealized gain (loss)	.65	2.11	1.23	(.50)	1.24	1.93
Total from investment operations	.63	2.30	1.46	(.29)	1.43	2.16
Distributions from net investment income	-	(.18)	(.21)	(.19)	(.17)	(.16)
Distributions from net realized gain	(.16)	(.17)	(.10)	(.03)	(.07)	(.11)
Total distributions	(.16)	(.35)	(.30) I	(.22)	(.25) H	(.27)
Net asset value, end of period	$ 13.25	$ 12.78	$ 10.83	$ 9.67	$ 10.18	$ 9.00
Total ReturnB, C, D	5.00%	21.41%	15.18%	(2.83)%	15.89%	31.18%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.25)% A	1.63%	2.14%	2.02%	2.01%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,719	$ 131,930	$ 94,419	$ 59,671	$ 49,574	$ 34,809
Portfolio turnover rate F	18% A	30%	17%	16%	25%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. H Total distributions of $.25 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.072 per share. I Total distributions of $.30 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $.096 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2035 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	11.0	11.1
VIP Equity-Income Portfolio Initial Class	11.6	11.4
VIP Growth & Income Portfolio Initial Class	13.2	13.2
VIP Growth Portfolio Initial Class	11.3	11.5
VIP Mid Cap Portfolio Initial Class	3.2	3.3
VIP Value Portfolio Initial Class	8.5	8.4
VIP Value Strategies Portfolio Initial Class	4.2	4.2
	63.0	63.1
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	5.7	5.6
VIP Overseas Portfolio Initial Class	21.3	21.5
	27.0	27.1
Bond Funds
VIP High Income Portfolio Initial Class	7.0	6.8
VIP Investment Grade Bond Portfolio Initial Class	3.0	3.0
	10.0	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	63.0%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	63.1%
International Equity Funds	27.1%
Bond Funds	9.8%

Semiannual Report

VIP Freedom 2035 Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	34,748	$ 1,273,876
VIP Equity-Income Portfolio Initial Class (a)	53,478	1,338,551
VIP Growth & Income Portfolio Initial Class (a)	75,010	1,527,958
VIP Growth Portfolio Initial Class (a)	20,971	1,302,748
VIP Mid Cap Portfolio Initial Class (a)	9,849	370,729
VIP Value Portfolio Initial Class (a)	60,894	982,836
VIP Value Strategies Portfolio Initial Class (a)	31,484	480,446
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,454,914)		7,277,144
International Equity Funds - 27.0%

VIP Emerging Markets Portfolio Initial Class (a)	68,983	662,923
VIP Overseas Portfolio Initial Class (a)	119,893	2,454,202
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,913,134)		3,117,125
Bond Funds - 10.0%
	Shares	Value
VIP High Income Portfolio Initial Class (a)	132,749	$ 808,443
VIP Investment Grade Bond Portfolio Initial Class (a)	26,921	346,476
TOTAL BOND FUNDS (Cost $1,120,174)		1,154,919
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,488,222)		11,549,188
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,021)
NET ASSETS - 100%		$ 11,547,167
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 640,327	$ 651,020	$ 90,287	$ -	$ 1,273,876
VIP Emerging Markets Portfolio Initial Class	325,159	363,698	67,438	-	662,923
VIP Equity-Income Portfolio Initial Class	655,181	696,062	97,511	-	1,338,551
VIP Growth & Income Portfolio Initial Class	759,347	795,701	114,159	-	1,527,958
VIP Growth Portfolio Initial Class	665,321	680,036	132,487	-	1,302,748
VIP High Income Portfolio Initial Class	391,568	492,659	104,466	-	808,443
VIP Investment Grade Bond Portfolio Initial Class	174,929	329,564	168,657	-	346,476
VIP Mid Cap Portfolio Initial Class	189,279	194,554	27,215	-	370,729
VIP Overseas Portfolio Initial Class	1,238,968	1,383,762	176,499	-	2,454,202
VIP Value Portfolio Initial Class	487,649	510,391	69,053	-	982,836
VIP Value Strategies Portfolio Initial Class	240,059	245,870	32,142	-	480,446
Total	$ 5,767,787	$ 6,343,317	$ 1,079,914	$ -	$ 11,549,188
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2035 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $10,488,222) - See accompanying schedule		$ 11,549,188
Receivable for investments sold		53,980
Receivable for fund shares sold		25,889
Total assets		11,629,057

Liabilities
Payable for investments purchased	$ 1,152
Payable for fund shares redeemed	78,719
Distribution and service plan fees payable	2,019
Total liabilities		81,890

Net Assets		$ 11,547,167
Net Assets consist of:
Paid in capital		$ 10,503,156
Accumulated net investment loss		(9,293)
Accumulated undistributed net realized gain (loss) on investments		(7,662)
Net unrealized appreciation (depreciation) on investments		1,060,966
Net Assets		$ 11,547,167

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($565,755 ÷ 28,294 shares)	$ 20.00

Service Class: Net Asset Value, offering price and redemption price per share ($984,026 ÷ 49,256 shares)	$ 19.98

Service Class 2: Net Asset Value, offering price and redemption price per share ($9,997,386 ÷ 502,483 shares)	$ 19.90

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ -

Expenses
Distribution and service plan fees	$ 9,293
Independent trustees' compensation	15
Total expenses before reductions	9,308
Expense reductions	(15)	9,293
Net investment income (loss)		(9,293)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,234)
Capital gain distributions from underlying funds	14,022
Total net realized gain (loss)		2,788
Change in net unrealized appreciation (depreciation) on underlying funds		529,224
Net gain (loss)		532,012
Net increase (decrease) in net assets resulting from operations		$ 522,719

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (9,293)	$ 80,289
Net realized gain (loss)	2,788	88,918
Change in net unrealized appreciation (depreciation)	529,224	359,936
Net increase (decrease) in net assets resulting from operations	522,719	529,143
Distributions to shareholders from net investment income	-	(80,620)
Distributions to shareholders from net realized gain	(60,319)	(41,889)
Total distributions	(60,319)	(122,509)
Share transactions - net increase (decrease)	5,317,857	4,318,971
Total increase (decrease) in net assets	5,780,257	4,725,605

Net Assets
Beginning of period	5,766,910	1,041,305
End of period (including accumulated net investment loss of $9,293 and $0, respectively)	$ 11,547,167	$ 5,766,910

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.16	$ 15.76	$ 13.82	$ 14.74	$ 13.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-	.66	.49	.27	.27	.25
Net realized and unrealized gain (loss)	1.00	3.24	1.83	(.85)	2.04	3.76
Total from investment operations	1.00	3.90	2.32	(.58)	2.31	4.01
Distributions from net investment income	-	(.29)	(.31)	(.28)	(.28)	(.25)
Distributions from net realized gain	(.16)	(.20)	(.07)	(.06)	(1.03)	(.01)
Total distributions	(.16)	(.50) J	(.38)	(.34)	(1.31)	(.27) K
Net asset value, end of period	$ 20.00	$ 19.16	$ 15.76	$ 13.82	$ 14.74	$ 13.74
Total ReturnB, C, D	5.27%	24.84%	16.82%	(3.99)%	17.01%	40.04%
Ratios to Average Net Assets F,H
Expenses before reductions	.00% A, K	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.00% A	3.72%	3.20%	1.82%	1.92%	2.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 566	$ 1,054	$ 128	$ 97	$ 121	$ 144
Portfolio turnover rate F	25% A	31%	19%	38%	38%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G For the period April 8, 2009 (commencement of operations) to December 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. I Total distributions of $.50 per share is comprised of distributions from net investment income of $.292 and distributions from net realized gain of $.204 per share. J Total distributions of $.27 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.014 per share. K Amount represents less than .01%.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.15	$ 15.76	$ 13.82	$ 14.74	$ 13.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.64	.47	.25	.26	.24
Net realized and unrealized gain (loss)	1.00	3.24	1.84	(.85)	2.04	3.75
Total from investment operations	.99	3.88	2.31	(.60)	2.30	3.99
Distributions from net investment income	-	(.28)	(.30)	(.26)	(.26)	(.24)
Distributions from net realized gain	(.16)	(.20)	(.07)	(.06)	(1.03)	(.01)
Total distributions	(.16)	(.49) J	(.37)	(.32)	(1.29)	(.26) I
Net asset value, end of period	$ 19.98	$ 19.15	$ 15.76	$ 13.82	$ 14.74	$ 13.73
Total ReturnB, C, D	5.22%	24.72%	16.71%	(4.10)%	16.97%	39.85%
Ratios to Average Net Assets E,H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%A
Net investment income (loss)	(.10)% A	3.62%	3.10%	1.72%	1.82%	2.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 984	$ 289	$ 105	$ 90	$ 116	$ 140
Portfolio turnover rate E	25% A	31%	19%	38%	38%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G For the period April 8, 2009 (commencement of operations) to December 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. I Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.014 per share. J Total distributions of $.49 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.204 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.09	$ 15.73	$ 13.80	$ 14.72	$ 13.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.62	.45	.23	.24	.23
Net realized and unrealized gain (loss)	.99	3.22	1.84	(.85)	2.03	3.74
Total from investment operations	.97	3.84	2.29	(.62)	2.27	3.97
Distributions from net investment income	-	(.27)	(.29)	(.24)	(.26)	(.23)
Distributions from net realized gain	(.16)	(.20)	(.07)	(.06)	(1.03)	(.01)
Total distributions	(.16)	(.48) I	(.36)	(.30)	(1.28) K	(.24) J
Net asset value, end of period	$ 19.90	$ 19.09	$ 15.73	$ 13.80	$ 14.72	$ 13.73
Total ReturnB, C, D	5.13%	24.50%	16.61%	(4.25)%	16.76%	39.72%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	(.25)%A	3.48%	2.95%	1.57%	1.67%	2.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,997	$ 4,423	$ 808	$ 276	$ 211	$ 143
Portfolio turnover rate F	25% A	31%	19%	38%	38%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G For the period April 8, 2009 (commencement of operations) to December 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. I Total distributions of $.48 per share is comprised of distributions from net investment income of $.271 and distributions from net realized gain of $.204 per share. J Total distributions of $.24 per share is comprised of distributions from net investment income of $.230 and distributions from net realized gain of $.014 per share. K Total distributions of $1.28 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $1.029 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2040 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	11.0	11.1
VIP Equity-Income Portfolio Initial Class	11.6	11.3
VIP Growth & Income Portfolio Initial Class	13.2	13.1
VIP Growth Portfolio Initial Class	11.3	11.6
VIP Mid Cap Portfolio Initial Class	3.2	3.3
VIP Value Portfolio Initial Class	8.5	8.5
VIP Value Strategies Portfolio Initial Class	4.2	4.1
	63.0	63.0
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	5.8	5.6
VIP Overseas Portfolio Initial Class	21.2	21.5
	27.0	27.1
Bond Funds
VIP High Income Portfolio Initial Class	7.0	6.8
VIP Investment Grade Bond Portfolio Initial Class	3.0	3.1
	10.0	9.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	63.0%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	63.0%
International Equity Funds	27.1%
Bond Funds	9.9%

Semiannual Report

VIP Freedom 2040 Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	95,744	$ 3,509,973
VIP Equity-Income Portfolio Initial Class (a)	147,359	3,688,398
VIP Growth & Income Portfolio Initial Class (a)	206,722	4,210,926
VIP Growth Portfolio Initial Class (a)	58,009	3,603,498
VIP Mid Cap Portfolio Initial Class (a)	27,103	1,020,139
VIP Value Portfolio Initial Class (a)	167,761	2,707,660
VIP Value Strategies Portfolio Initial Class (a)	86,716	1,323,284
TOTAL DOMESTIC EQUITY FUNDS (Cost $16,687,006)		20,063,878
International Equity Funds - 27.0%

VIP Emerging Markets Portfolio Initial Class (a)	191,337	1,838,751
VIP Overseas Portfolio Initial Class (a)	331,042	6,776,431
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,741,650)		8,615,182
Bond Funds - 10.0%
	Shares	Value
VIP High Income Portfolio Initial Class (a)	365,792	$ 2,227,671
VIP Investment Grade Bond Portfolio Initial Class (a)	74,186	954,777
TOTAL BOND FUNDS (Cost $3,085,707)		3,182,448
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $27,514,363)		31,861,508
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,136)
NET ASSETS - 100%		$ 31,859,372
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 2,460,749	$ 1,092,305	$ 244,709	$ -	$ 3,509,973
VIP Emerging Markets Portfolio Initial Class	1,238,252	604,410	113,237	-	1,838,751
VIP Equity-Income Portfolio Initial Class	2,495,378	1,168,503	211,382	-	3,688,398
VIP Growth & Income Portfolio Initial Class	2,914,207	1,293,983	234,571	-	4,210,926
VIP Growth Portfolio Initial Class	2,568,656	1,164,418	387,620	-	3,603,498
VIP High Income Portfolio Initial Class	1,504,471	784,698	147,646	-	2,227,671
VIP Investment Grade Bond Portfolio Initial Class	679,618	620,601	376,885	-	954,777
VIP Mid Cap Portfolio Initial Class	733,608	339,844	88,864	-	1,020,139
VIP Overseas Portfolio Initial Class	4,763,663	2,424,674	401,612	-	6,776,431
VIP Value Portfolio Initial Class	1,874,418	854,805	169,857	-	2,707,660
VIP Value Strategies Portfolio Initial Class	920,617	410,217	80,267	-	1,323,284
Total	$ 22,153,637	$ 10,758,458	$ 2,456,650	$ -	$ 31,861,508
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2040 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $27,514,363) - See accompanying schedule		$ 31,861,508
Receivable for investments sold		4,847
Receivable for fund shares sold		20,821
Total assets		31,887,176

Liabilities
Payable for investments purchased	$ 6,854
Payable for fund shares redeemed	18,812
Distribution and service plan fees payable	2,138
Total liabilities		27,804

Net Assets		$ 31,859,372
Net Assets consist of:
Paid in capital		$ 27,597,201
Accumulated net investment loss		(10,363)
Accumulated undistributed net realized gain (loss) on investments		(74,611)
Net unrealized appreciation (depreciation) on investments		4,347,145
Net Assets		$ 31,859,372

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($14,341,841 ÷ 750,108 shares)	$ 19.12

Service Class: Net Asset Value, offering price and redemption price per share ($11,530,239 ÷ 603,873 shares)	$ 19.09

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,987,292 ÷ 314,476 shares)	$ 19.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ -

Expenses
Distribution and service plan fees	$ 10,363
Independent trustees' compensation	46
Total expenses before reductions	10,409
Expense reductions	(46)	10,363
Net investment income (loss)		(10,363)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(19,779)
Capital gain distributions from underlying funds	46,044
Total net realized gain (loss)		26,265
Change in net unrealized appreciation (depreciation) on underlying funds		1,429,132
Net gain (loss)		1,455,397
Net increase (decrease) in net assets resulting from operations		$ 1,445,034

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (10,363)	$ 311,434
Net realized gain (loss)	26,265	349,031
Change in net unrealized appreciation (depreciation)	1,429,132	2,561,148
Net increase (decrease) in net assets resulting from operations	1,445,034	3,221,613
Distributions to shareholders from net investment income	-	(313,021)
Distributions to shareholders from net realized gain	(225,214)	(186,661)
Total distributions	(225,214)	(499,682)
Share transactions - net increase (decrease)	8,487,105	10,880,097
Total increase (decrease) in net assets	9,706,925	13,602,028

Net Assets
Beginning of period	22,152,447	8,550,419
End of period (including accumulated net investment loss of $10,363 and $0, respectively)	$ 31,859,372	$ 22,152,447

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.35	$ 15.03	$ 13.16	$ 14.02	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-	.38	.42	.35	.20	.26
Net realized and unrealized gain (loss)	.95	3.41	1.81	(.91)	2.15	3.83
Total from investment operations	.95	3.79	2.23	(.56)	2.35	4.09
Distributions from net investment income	-	(.27)	(.29)	(.27)	(.28)	(.26)
Distributions from net realized gain	(.18)	(.19)	(.07)	(.02)	(1.87)	(.01)
Total distributions	(.18)	(.47) J	(.36)	(.30) L	(2.15)	(.27) K
Net asset value, end of period	$ 19.12	$ 18.35	$ 15.03	$ 13.16	$ 14.02	$ 13.82
Total ReturnB, C, D	5.23%	25.29%	16.95%	(4.02)%	17.19%	40.89%
Ratios to Average Net Assets F,I
Expenses before reductions	.00% A,G	.00% G	.00% G	.00% G	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.00%A	2.26%	2.91%	2.50%	1.46%	2.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,342	$ 10,262	$ 3,369	$ 1,559	$ 278	$ 145
Portfolio turnover rate F	19% A	36%	39%	42%	194%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. GAmount represents less than .01%. H For the period April 8, 2009 (commencement of operations) to December 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. J Total distributions of $.47 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.193 per share. K Total distributions of $.27 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.014 per share. L Total distributions of $.30 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.022 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.33	$ 15.02	$ 13.15	$ 14.02	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.36	.41	.33	.19	.25
Net realized and unrealized gain (loss)	.95	3.40	1.81	(.91)	2.14	3.83
Total from investment operations	.94	3.76	2.22	(.58)	2.33	4.08
Distributions from net investment income	-	(.26)	(.28)	(.26)	(.26)	(.25)
Distributions from net realized gain	(.18)	(.19)	(.07)	(.02)	(1.87)	(.01)
Total distributions	(.18)	(.45)	(.35)	(.29) J	(2.13)	(.26) I
Net asset value, end of period	$ 19.09	$ 18.33	$ 15.02	$ 13.15	$ 14.02	$ 13.82
Total ReturnB, C, D	5.18%	25.16%	16.88%	(4.17)%	17.05%	40.80%
Ratios to Average Net Assets F,H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Net investment income (loss)	(.10)% A	2.16%	2.81%	2.41%	1.36%	2.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,530	$ 9,076	$ 4,600	$ 1,058	$ 116	$ 141
Portfolio turnover rate F	19% A	36%	39%	42%	194%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G For the period April 8, 2009 (commencement of operations) to December 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. I Total distributions of $.26 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.014 per share. J Total distributions of $.29 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.29	$ 15.00	$ 13.15	$ 14.02	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.34	.39	.32	.17	.23
Net realized and unrealized gain (loss)	.95	3.39	1.79	(.92)	2.14	3.84
Total from investment operations	.93	3.73	2.18	(.60)	2.31	4.07
Distributions from net investment income	-	(.25)	(.27)	(.24)	(.24)	(.23)
Distributions from net realized gain	(.18)	(.19)	(.07)	(.02)	(1.87)	(.01)
Total distributions	(.18)	(.44)	(.33) K	(.27) J	(2.11)	(.25) I
Net asset value, end of period	$ 19.04	$ 18.29	$ 15.00	$ 13.15	$ 14.02	$ 13.82
Total ReturnB, C, D	5.14%	24.99%	16.64%	(4.32)%	16.92%	40.66%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	(.25)% A	2.01%	2.66%	2.25%	1.21%	2.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,987	$ 2,815	$ 581	$ 137	$ 144	$ 141
Portfolio turnover rate F	19% A	36%	39%	42%	194%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G For the period April 8, 2009 (commencement of operations) to December 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. I Total distributions of $.25 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.014 per share. J Total distributions of $.27 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.022 per share. K Total distributions of $.33 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.069 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2045 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	11.0	11.1
VIP Equity-Income Portfolio Initial Class	11.6	11.3
VIP Growth & Income Portfolio Initial Class	13.2	13.2
VIP Growth Portfolio Initial Class	11.3	11.5
VIP Mid Cap Portfolio Initial Class	3.2	3.3
VIP Value Portfolio Initial Class	8.5	8.5
VIP Value Strategies Portfolio Initial Class	4.2	4.2
	63.0	63.1
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	5.7	5.7
VIP Overseas Portfolio Initial Class	21.3	21.5
	27.0	27.2
Bond Funds
VIP High Income Portfolio Initial Class	7.0	6.8
VIP Investment Grade Bond Portfolio Initial Class	3.0	2.9
	10.0	9.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	63.0%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	63.1%
International Equity Funds	27.2%
Bond Funds	9.7%

Semiannual Report

VIP Freedom 2045 Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	18,352	$ 672,774
VIP Equity-Income Portfolio Initial Class (a)	28,243	706,931
VIP Growth & Income Portfolio Initial Class (a)	39,615	806,963
VIP Growth Portfolio Initial Class (a)	11,076	688,023
VIP Mid Cap Portfolio Initial Class (a)	5,202	195,794
VIP Value Portfolio Initial Class (a)	32,160	519,067
VIP Value Strategies Portfolio Initial Class (a)	16,628	253,739
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,336,562)		3,843,291
International Equity Funds - 27.0%

VIP Emerging Markets Portfolio Initial Class (a)	36,432	350,111
VIP Overseas Portfolio Initial Class (a)	63,319	1,296,142
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,514,660)		1,646,253
Bond Funds - 10.0%
	Shares	Value
VIP High Income Portfolio Initial Class (a)	70,109	$ 426,965
VIP Investment Grade Bond Portfolio Initial Class (a)	14,218	182,985
TOTAL BOND FUNDS (Cost $586,309)		609,950
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,437,531)		6,099,494
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,099)
NET ASSETS - 100%		$ 6,098,395
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 326,601	$ 370,863	$ 60,401	$ -	$ 672,774
VIP Emerging Markets Portfolio Initial Class	166,319	192,222	28,677	-	350,111
VIP Equity-Income Portfolio Initial Class	333,339	392,920	60,427	-	706,931
VIP Growth & Income Portfolio Initial Class	388,011	443,589	66,734	-	806,963
VIP Growth Portfolio Initial Class	336,722	375,488	69,246	-	688,023
VIP High Income Portfolio Initial Class	199,421	259,371	45,710	-	426,965
VIP Investment Grade Bond Portfolio Initial Class	85,400	208,971	116,394	-	182,985
VIP Mid Cap Portfolio Initial Class	96,671	109,944	17,877	-	195,794
VIP Overseas Portfolio Initial Class	631,251	760,083	101,488	-	1,296,142
VIP Value Portfolio Initial Class	248,594	288,687	44,048	-	519,067
VIP Value Strategies Portfolio Initial Class	122,454	138,416	20,286	-	253,739
Total	$ 2,934,783	$ 3,540,554	$ 631,288	$ -	$ 6,099,494
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2045 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $5,437,531) - See accompanying schedule		$ 6,099,494
Receivable for fund shares sold		65,065
Total assets		6,164,559

Liabilities
Payable for investments purchased	$ 58,008
Payable for fund shares redeemed	7,058
Distribution and service plan fees payable	1,098
Total liabilities		66,164

Net Assets		$ 6,098,395
Net Assets consist of:
Paid in capital		$ 5,442,016
Accumulated net investment loss		(4,725)
Accumulated undistributed net realized gain (loss) on investments		(859)
Net unrealized appreciation (depreciation) on investments		661,963
Net Assets		$ 6,098,395

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($271,468 ÷ 14,326 shares)	$ 18.95

Service Class: Net Asset Value, offering price and redemption price per share ($171,918 ÷ 9,077 shares)	$ 18.94

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,655,009 ÷ 299,663 shares)	$ 18.87

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ -

Expenses
Distribution and service plan fees	$ 4,725
Independent trustees' compensation	7
Total expenses before reductions	4,732
Expense reductions	(7)	4,725
Net investment income (loss)		(4,725)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,645)
Capital gain distributions from underlying funds	6,920
Total net realized gain (loss)		2,275
Change in net unrealized appreciation (depreciation) on underlying funds		261,203
Net gain (loss)		263,478
Net increase (decrease) in net assets resulting from operations		$ 258,753

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,725)	$ 42,445
Net realized gain (loss)	2,275	54,366
Change in net unrealized appreciation (depreciation)	261,203	251,989
Net increase (decrease) in net assets resulting from operations	258,753	348,800
Distributions to shareholders from net investment income	-	(42,511)
Distributions to shareholders from net realized gain	(33,108)	(27,647)
Total distributions	(33,108)	(70,158)
Share transactions - net increase (decrease)	2,938,479	1,900,136
Total increase (decrease) in net assets	3,164,124	2,178,778

Net Assets
Beginning of period	2,934,271	755,493
End of period (including accumulated net investment loss of $4,725 and $0, respectively)	$ 6,098,395	$ 2,934,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.18	$ 14.83	$ 13.38	$ 14.61	$ 13.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-	.52	.44	.27	.24	.26
Net realized and unrealized gain (loss)	.95	3.33	1.84	(.89)	2.14	3.87
Total from investment operations	.95	3.85	2.28	(.62)	2.38	4.13
Distributions from net investment income	-	(.29)	(.30)	(.28)	(.29)	(.26)
Distributions from net realized gain	(.18)	(.21)	(.53)	(.34)	(1.34)	(.01)
Total distributions	(.18)	(.50)	(.83)	(.61) I	(1.63)	(.27)
Net asset value, end of period	$ 18.95	$ 18.18	$ 14.83	$ 13.38	$ 14.61	$ 13.86
Total ReturnB, C, D	5.27%	26.07%	17.33%	(4.41)%	17.37%	41.28%
Ratios to Average Net Assets F,H
Expenses before reductions	.00% A, J	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.00% A	3.13%	3.07%	1.88%	1.65%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 271	$ 272	$ 136	$ 95	$ 121	$ 145
Portfolio turnover rate F	30% A	42%	16%	29%	17%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G For the period April 8, 2009 (commencement of operations) to December 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. ITotal distributions of $.61 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.335 per share. JAmount represents less than .01%.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.18	$ 14.83	$ 13.38	$ 14.61	$ 13.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.51	.43	.26	.22	.25
Net realized and unrealized gain (loss)	.95	3.33	1.83	(.89)	2.14	3.87
Total from investment operations	.94	3.84	2.26	(.63)	2.36	4.12
Distributions from net investment income	-	(.27)	(.29)	(.26)	(.28)	(.25)
Distributions from net realized gain	(.18)	(.21)	(.53)	(.34)	(1.34)	(.01)
Total distributions	(.18)	(.49) K	(.81) J	(.60)	(1.61) I	(.26)
Net asset value, end of period	$ 18.94	$ 18.18	$ 14.83	$ 13.38	$ 14.61	$ 13.86
Total ReturnB, C, D	5.22%	25.96%	17.24%	(4.52)%	17.23%	41.19%
Ratios to Average Net Assets F,H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Net investment income (loss)	(.10)% A	3.03%	2.97%	1.78%	1.55%	2.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 169	$ 134	$ 90	$ 117	$ 141
Portfolio turnover rate F	30% A	42%	16%	29%	17%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G For the period April 8, 2009 (commencement of operations) to December 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. I Total distributions of $1.61 per share is comprised of distributions from net investment income of $.276 and distributions from net realized gain of $1.335 per share. J Total distributions of $.81 per share is comprised of distributions from net investment income of $.289 and distributions from net realized gain of $.525 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.271 and distributions from net realized gain of $.214 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.13	$ 14.81	$ 13.38	$ 14.61	$ 13.85	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.49	.41	.23	.20	.24
Net realized and unrealized gain (loss)	.94	3.31	1.83	(.88)	2.15	3.86
Total from investment operations	.92	3.80	2.24	(.65)	2.35	4.10
Distributions from net investment income	-	(.27)	(.28)	(.25)	(.25)	(.24)
Distributions from net realized gain	(.18)	(.21)	(.53)	(.34)	(1.34)	(.01)
Total distributions	(.18)	(.48)	(.81)	(.58) I	(1.59)	(.25)
Net asset value, end of period	$ 18.87	$ 18.13	$ 14.81	$ 13.38	$ 14.61	$ 13.85
Total ReturnB, C, D	5.12%	25.76%	17.02%	(4.64)%	17.15%	40.96%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	(.25)% A	2.88%	2.82%	1.63%	1.40%	2.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,655	$ 2,493	$ 486	$ 143	$ 126	$ 141
Portfolio turnover rate F	30% A	42%	16%	29%	17%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G For the period April 8, 2009 (commencement of operations) to December 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. I Total distributions of $.58 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2050 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	11.0	11.1
VIP Equity-Income Portfolio Initial Class	11.6	11.3
VIP Growth & Income Portfolio Initial Class	13.2	13.2
VIP Growth Portfolio Initial Class	11.3	11.5
VIP Mid Cap Portfolio Initial Class	3.2	3.3
VIP Value Portfolio Initial Class	8.5	8.5
VIP Value Strategies Portfolio Initial Class	4.2	4.2
	63.0	63.1
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	5.7	5.6
VIP Overseas Portfolio Initial Class	21.3	21.4
	27.0	27.0
Bond Funds
VIP High Income Portfolio Initial Class	7.0	6.9
VIP Investment Grade Bond Portfolio Initial Class	3.0	3.0
	10.0	9.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	63.0%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	63.1%
International Equity Funds	27.0%
Bond Funds	9.9%

Semiannual Report

VIP Freedom 2050 Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	24,964	$ 915,186
VIP Equity-Income Portfolio Initial Class (a)	38,420	961,650
VIP Growth & Income Portfolio Initial Class (a)	53,889	1,097,725
VIP Growth Portfolio Initial Class (a)	15,066	935,929
VIP Mid Cap Portfolio Initial Class (a)	7,076	266,341
VIP Value Portfolio Initial Class (a)	43,748	706,095
VIP Value Strategies Portfolio Initial Class (a)	22,619	345,165
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,485,928)		5,228,091
International Equity Funds - 27.0%

VIP Emerging Markets Portfolio Initial Class (a)	49,559	476,262
VIP Overseas Portfolio Initial Class (a)	86,134	1,763,163
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,047,389)		2,239,425
Bond Funds - 10.0%
	Shares	Value
VIP High Income Portfolio Initial Class (a)	95,371	$ 580,807
VIP Investment Grade Bond Portfolio Initial Class (a)	19,341	248,917
TOTAL BOND FUNDS (Cost $797,642)		829,724
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,330,959)		8,297,240
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,191)
NET ASSETS - 100%		$ 8,296,049
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 493,030	$ 412,511	$ 44,283	$ -	$ 915,186
VIP Emerging Markets Portfolio Initial Class	249,508	226,157	30,017	-	476,262
VIP Equity-Income Portfolio Initial Class	503,165	435,763	40,566	-	961,650
VIP Growth & Income Portfolio Initial Class	585,000	493,931	45,929	-	1,097,725
VIP Growth Portfolio Initial Class	512,072	434,498	76,104	-	935,929
VIP High Income Portfolio Initial Class	307,724	292,528	40,602	-	580,807
VIP Investment Grade Bond Portfolio Initial Class	133,777	229,830	122,119	-	248,917
VIP Mid Cap Portfolio Initial Class	145,877	125,044	15,151	-	266,341
VIP Overseas Portfolio Initial Class	948,854	875,436	71,300	-	1,763,163
VIP Value Portfolio Initial Class	375,450	323,585	32,934	-	706,095
VIP Value Strategies Portfolio Initial Class	184,653	152,310	11,793	-	345,165
Total	$ 4,439,110	$ 4,001,593	$ 530,798	$ -	$ 8,297,240
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2050 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $7,330,959) - See accompanying schedule		$ 8,297,240
Cash		1
Receivable for investments sold		628
Receivable for fund shares sold		79,635
Total assets		8,377,504

Liabilities
Payable for investments purchased	$ 78,902
Payable for fund shares redeemed	1,362
Distribution and service plan fees payable	1,191
Total liabilities		81,455

Net Assets		$ 8,296,049
Net Assets consist of:
Paid in capital		$ 7,333,745
Accumulated net investment loss		(5,099)
Accumulated undistributed net realized gain (loss) on investments		1,122
Net unrealized appreciation (depreciation) on investments		966,281
Net Assets		$ 8,296,049

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,138,643 ÷ 65,976 shares)	$ 17.26

Service Class: Net Asset Value, offering price and redemption price per share ($1,969,094 ÷ 114,262 shares)	$ 17.23

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,188,312 ÷ 301,800 shares)	$ 17.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2050 Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ -

Expenses
Distribution and service plan fees	$ 5,099
Independent trustees' compensation	11
Total expenses before reductions	5,110
Expense reductions	(11)	5,099
Net investment income (loss)		(5,099)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,184)
Capital gain distributions from underlying funds	10,470
Total net realized gain (loss)		9,286
Change in net unrealized appreciation (depreciation) on underlying funds		389,729
Net gain (loss)		399,015
Net increase (decrease) in net assets resulting from operations		$ 393,916

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,099)	$ 53,200
Net realized gain (loss)	9,286	78,122
Change in net unrealized appreciation (depreciation)	389,729	408,501
Net increase (decrease) in net assets resulting from operations	393,916	539,823
Distributions to shareholders from net investment income	-	(53,488)
Distributions to shareholders from net realized gain	(49,646)	(39,156)
Total distributions	(49,646)	(92,644)
Share transactions - net increase (decrease)	3,513,103	2,670,262
Total increase (decrease) in net assets	3,857,373	3,117,441

Net Assets
Beginning of period	4,438,676	1,321,235
End of period (including accumulated net investment loss of $5,099 and $0, respectively)	$ 8,296,049	$ 4,438,676

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 13.41	$ 13.34	$ 15.82	$ 14.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-	.37	.47	.26	.39	.26
Net realized and unrealized gain (loss)	.87	3.16	1.72	(1.03)	2.06	4.01
Total from investment operations	.87	3.53	2.19	(.77)	2.45	4.27
Distributions from net investment income	-	(.22)	(.28)	(.28)	(.28)	(.25)
Distributions from net realized gain	(.16)	(.18)	(1.84)	(1.43)	(.36)	(.01)
Total distributions	(.16)	(.39) I	(2.12)	(1.71)	(.64)	(.26)
Net asset value, end of period	$ 17.26	$ 16.55	$ 13.41	$ 13.34	$ 15.82	$ 14.01
Total ReturnB, C, D	5.29%	26.44%	17.64%	(4.93)%	17.58%	42.70%
Ratios to Average Net Assets F,H
Expenses before reductions	.00%A, J	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.00% A	2.42%	3.57%	1.67%	2.64%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,139	$ 880	$ 441	$ 253	$ 666	$ 159
Portfolio turnover rate F	17% A	59%	24%	92%	50%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G For the period April 8, 2009 (commencement of operations) to December 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. I Total distributions of $.39 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.175 per share. J Amount represents less than .01%.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.54	$ 13.41	$ 13.34	$ 15.82	$ 14.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.35	.46	.25	.37	.25
Net realized and unrealized gain (loss)	.86	3.17	1.73	(1.04)	2.07	4.00
Total from investment operations	.85	3.52	2.19	(.79)	2.44	4.25
Distributions from net investment income	-	(.21)	(.27)	(.26)	(.26)	(.24)
Distributions from net realized gain	(.16)	(.18)	(1.84)	(1.43)	(.36)	(.01)
Total distributions	(.16)	(.39)	(2.12) I	(1.69)	(.62)	(.25)
Net asset value, end of period	$ 17.23	$ 16.54	$ 13.41	$ 13.34	$ 15.82	$ 14.00
Total ReturnB, C, D	5.17%	26.32%	17.59%	(5.06)%	17.53%	42.51%
Ratios to Average Net Assets F,H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Net investment income (loss)	(.10)% A	2.32%	3.47%	1.57%	2.54%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,969	$ 1,892	$ 490	$ 91	$ 118	$ 143
Portfolio turnover rate F	17% A	59%	24%	92%	50%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G For the period April 8, 2009 (commencement of operations) to December 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. I Total distributions of $2.12 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $1.843 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 13.39	$ 13.33	$ 15.81	$ 14.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.33	.43	.22	.35	.23
Net realized and unrealized gain (loss)	.86	3.16	1.73	(1.02)	2.06	4.01
Total from investment operations	.84	3.49	2.16	(.80)	2.41	4.24
Distributions from net investment income	-	(.19)	(.26)	(.25)	(.24)	(.23)
Distributions from net realized gain	(.16)	(.18)	(1.84)	(1.43)	(.36)	(.01)
Total distributions	(.16)	(.37)	(2.10)	(1.68)	(.60)	(.24)
Net asset value, end of period	$ 17.19	$ 16.51	$ 13.39	$ 13.33	$ 15.81	$ 14.00
Total ReturnB, C, D	5.12%	26.13%	17.38%	(5.16)%	17.30%	42.37%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	(.25)% A	2.17%	3.32%	1.42%	2.39%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,188	$ 1,666	$ 390	$ 163	$ 142	$ 147
Portfolio turnover rate F	17% A	59%	24%	92%	50%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G For the period April 8, 2009 (commencement of operations) to December 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Freedom Income PortfolioSM, VIP Freedom 2005 PortfolioSM, VIP Freedom 2010 PortfolioSM, VIP Freedom 2015 PortfolioSM, VIP Freedom 2020 PortfolioSM, VIP Freedom 2025 PortfolioSM, VIP Freedom 2030 PortfolioSM, VIP Freedom 2035 PortfolioSM, VIP Freedom 2040 PortfolioSM, VIP Freedom 2045 PortfolioSM and VIP Freedom 2050 PortfolioSM (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Income	$ 28,362,056	$ 1,983,924	$ (115,857)	$ 1,868,067
VIP Freedom 2005	7,484,784	595,779	(89,589)	506,190
VIP Freedom 2010	259,259,411	37,819,985	(2,311,139)	35,508,846
VIP Freedom 2015	100,108,572	20,120,695	(1,216,585)	18,904,110
VIP Freedom 2020	628,874,293	141,786,114	(6,618,199)	135,167,915
VIP Freedom 2025	82,248,552	18,347,414	(714,995)	17,632,419
VIP Freedom 2030	212,429,021	49,271,194	(2,013,237)	47,257,957
VIP Freedom 2035	10,506,209	1,050,429	(7,450)	1,042,979
VIP Freedom 2040	27,620,857	4,252,368	(11,717)	4,240,651
VIP Freedom 2045	5,446,132	655,977	(2,615)	653,362
VIP Freedom 2050	7,341,547	958,093	(2,400)	955,693

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income	4,414,590	4,117,923
VIP Freedom 2005	953,813	625,290
VIP Freedom 2010	21,826,736	19,610,999
VIP Freedom 2015	11,978,772	12,306,957
VIP Freedom 2020	30,991,539	39,802,405
VIP Freedom 2025	18,429,293	15,775,691
VIP Freedom 2030	26,467,258	21,701,349
VIP Freedom 2035	6,343,317	1,079,914
VIP Freedom 2040	10,758,458	2,456,650
VIP Freedom 2045	3,540,554	631,288
VIP Freedom 2050	4,001,593	530,798

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income	$ 2,361	$ 9,760	$ 12,121
VIP Freedom 2005	155	109	264
VIP Freedom 2010	13,309	268,692	282,001
VIP Freedom 2015	5,436	78,975	84,411
VIP Freedom 2020	33,222	727,450	760,672
VIP Freedom 2025	12,385	53,929	66,314
VIP Freedom 2030	23,936	163,869	187,805
VIP Freedom 2035	292	9,001	9,293
VIP Freedom 2040	4,882	5,481	10,363
VIP Freedom 2045	84	4,641	4,725
VIP Freedom 2050	941	4,158	5,099

Other. During the period, the following Funds were reimbursed by the investment adviser for certain losses:

Amounts
Freedom Income Portfolio	$ 392
Freedom 2010 Portfolio	657
Freedom 2015 Portfolio	1,066
Freedom 2020 Portfolio	7,583
Freedom 2025 Portfolio	1,405
Freedom 2030 Portfolio	8,895
Freedom 2040 Portfolio	3,290
Freedom 2045 Portfolio	1,109
Freedom 2050 Portfolio	1,211

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
VIP Freedom Income
Initial Class	-%	$ 32
Service Class	.10%	9
Service Class 2.25%		15
VIP Freedom 2005
Initial Class	-%	13
Service Class	.10%	1
Service Class 2.25%		-
VIP Freedom 2010
Initial Class	-%	85
Service Class	.10%	51
Service Class 2.25%		408
VIP Freedom 2015
Initial Class	-%	77
Service Class	.10%	21
Service Class 2.25%		121

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
VIP Freedom 2020
Initial Class	-%	$ 177
Service Class	.10%	127
Service Class 2.25%		1,110
VIP Freedom 2025
Initial Class	-%	48
Service Class	.10%	47
Service Class 2.25%		82
VIP Freedom 2030
Initial Class	-%	122
Service Class	.10%	91
Service Class 2.25%		248
VIP Freedom 2035
Initial Class	-%	1
Service Class	.10%	1
Service Class 2.25%		13
VIP Freedom 2040
Initial Class	-%	21
Service Class	.10%	17
Service Class 2.25%		8
VIP Freedom 2045
Initial Class	-%	-
Service Class	.10%	-
Service Class 2.25%		7
VIP Freedom 2050
Initial Class	-%	2
Service Class	.10%	3
Service Class 2.25%		6

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
VIP Freedom Income
From net investment income
Initial Class	$ -	$ 255,596
Service Class	-	65,076
Service Class 2	-	94,526
Total	$ -	$ 415,198
From net realized gain
Initial Class	$ 124,939	$ 131,752
Service Class	32,294	28,487
Service Class 2	56,628	67,134
Total	$ 213,861	$ 227,373

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended June 30, 2014	Year ended December 31, 2013
VIP Freedom 2005
From net investment income
Initial Class	$ -	$ 112,762
Service Class	-	1,176
Service Class 2	-	1,329
Total	$ -	$ 115,267
From net realized gain
Initial Class	$ 46,598	$ 23,051
Service Class	2,479	407
Service Class 2	669	326
Total	$ 49,746	$ 23,784
VIP Freedom 2010
From net investment income
Initial Class	$ -	$ 728,350
Service Class	-	422,544
Service Class 2	-	2,957,034
Total	$ -	$ 4,107,928
From net realized gain
Initial Class	$ 541,106	$ 394,542
Service Class	322,600	302,244
Service Class 2	2,591,685	2,210,785
Total	$ 3,455,391	$ 2,907,571
VIP Freedom 2015
From net investment income
Initial Class	$ -	$ 700,891
Service Class	-	177,530
Service Class 2	-	925,690
Total	$ -	$ 1,804,111
From net realized gain
Initial Class	$ 515,924	$ 570,080
Service Class	133,772	129,859
Service Class 2	808,785	918,372
Total	$ 1,458,481	$ 1,618,311
VIP Freedom 2020
From net investment income
Initial Class	$ -	$ 1,550,848
Service Class	-	1,066,976
Service Class 2	-	8,656,572
Total	$ -	$ 11,274,396
From net realized gain
Initial Class	$ 1,144,002	$ 984,904
Service Class	850,008	735,382
Service Class 2	7,473,242	7,490,422
Total	$ 9,467,252	$ 9,210,708
VIP Freedom 2025
From net investment income
Initial Class	$ -	$ 419,762
Service Class	-	371,669
Service Class 2	-	712,359
Total	$ -	$ 1,503,790
From net realized gain
Initial Class	$ 293,167	$ 339,026
Service Class	263,045	305,689
Service Class 2	556,843	644,681
Total	$ 1,113,055	$ 1,289,396

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended June 30, 2014	Year ended December 31, 2013
VIP Freedom 2030
From net investment income
Initial Class	$ -	$ 1,021,484
Service Class	-	708,478
Service Class 2	-	1,830,778
Total	$ -	$ 3,560,740
From net realized gain
Initial Class	$ 780,683	$ 716,739
Service Class	588,296	552,081
Service Class 2	1,647,004	1,621,814
Total	$ 3,015,983	$ 2,890,634
VIP Freedom 2035
From net investment income
Initial Class	$ -	$ 15,527
Service Class	-	4,181
Service Class 2	-	60,912
Total	$ -	$ 80,620
From net realized gain
Initial Class	$ 7,287	$ 7,160
Service Class	2,503	2,358
Service Class 2	50,529	32,371
Total	$ 60,319	$ 41,889
VIP Freedom 2040
From net investment income
Initial Class	$ -	$ 147,607
Service Class	-	128,484
Service Class 2	-	36,930
Total	$ -	$ 313,021
From net realized gain
Initial Class	$ 106,430	$ 83,140
Service Class	86,102	82,004
Service Class 2	32,682	21,517
Total	$ 225,214	$ 186,661
VIP Freedom 2045
From net investment income
Initial Class	$ -	$ 4,212
Service Class	-	2,508
Service Class 2	-	35,791
Total	$ -	$ 42,511
From net realized gain
Initial Class	$ 2,056	$ 2,788
Service Class	1,675	1,959
Service Class 2	29,377	22,900
Total	$ 33,108	$ 27,647
VIP Freedom 2050
From net investment income
Initial Class	$ -	$ 11,234
Service Class	-	23,546
Service Class 2	-	18,708
Total	$ -	$ 53,488
From net realized gain
Initial Class	$ 8,947	$ 8,296
Service Class	17,577	15,999
Service Class 2	23,122	14,861
Total	$ 49,646	$ 39,156

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
VIP Freedom Income
Initial Class
Shares sold	150,163	697,498	$ 1,644,266	$ 7,508,739
Reinvestment of distributions	11,483	35,816	124,939	387,348
Shares redeemed	(185,465)	(515,273)	(2,036,660)	(5,550,243)
Net increase (decrease)	(23,819)	218,041	$ (267,455)	$ 2,345,844
Service Class
Shares sold	139,963	251,595	$ 1,530,641	$ 2,738,723
Reinvestment of distributions	2,969	8,639	32,294	93,563
Shares redeemed	(119,197)	(77,622)	(1,301,060)	(837,256)
Net increase (decrease)	23,735	182,612	$ 261,875	$ 1,995,030
Service Class 2
Shares sold	161,165	385,422	$ 1,761,480	$ 4,123,984
Reinvestment of distributions	5,223	15,025	56,628	161,660
Shares redeemed	(120,043)	(325,641)	(1,310,559)	(3,483,171)
Net increase (decrease)	46,345	74,806	$ 507,549	$ 802,473
VIP Freedom 2005
Initial Class
Shares sold	45,504	165,892	$ 519,900	$ 1,831,685
Reinvestment of distributions	4,102	11,966	46,598	135,813
Shares redeemed	(29,783)	(114,913)	(339,312)	(1,264,764)
Net increase (decrease)	19,823	62,945	$ 227,186	$ 702,734
Service Class
Shares sold	25,216	117,100	$ 286,652	$ 1,267,819
Reinvestment of distributions	216	139	2,479	1,583
Shares redeemed	(10,080)	(123,064)	(115,430)	(1,382,013)
Net increase (decrease)	15,352	(5,825)	$ 173,701	$ (112,611)
Service Class 2
Shares sold	516	6,220	$ 5,894	$ 67,155
Reinvestment of distributions	59	146	669	1,655
Shares redeemed	(3,226)	(21,164)	(36,720)	(226,414)
Net increase (decrease)	(2,651)	(14,798)	$ (30,157)	$ (157,604)
VIP Freedom 2010
Initial Class
Shares sold	474,258	1,986,285	$ 5,828,635	$ 23,305,406
Reinvestment of distributions	44,352	92,885	541,106	1,122,892
Shares redeemed	(541,813)	(924,715)	(6,679,621)	(10,962,841)
Net increase (decrease)	(23,203)	1,154,455	$ (309,880)	$ 13,465,457
Service Class
Shares sold	191,078	699,448	$ 2,348,588	$ 8,320,948
Reinvestment of distributions	26,464	60,386	322,600	724,788
Shares redeemed	(302,115)	(695,038)	(3,711,732)	(8,178,280)
Net increase (decrease)	(84,573)	64,796	$ (1,040,544)	$ 867,456
Service Class 2
Shares sold	1,090,236	2,966,063	$ 13,337,754	$ 34,666,277
Reinvestment of distributions	213,483	432,321	2,591,685	5,167,819
Shares redeemed	(729,668)	(1,376,502)	(8,971,239)	(16,195,075)
Net increase (decrease)	574,051	2,021,882	$ 6,958,200	$ 23,639,021

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
VIP Freedom 2015
Initial Class
Shares sold	212,995	568,689	$ 2,637,516	$ 6,775,424
Reinvestment of distributions	41,911	105,400	515,924	1,270,971
Shares redeemed	(402,453)	(618,401)	(5,004,402)	(7,345,257)
Net increase (decrease)	(147,547)	55,688	$ (1,850,962)	$ 701,138
Service Class
Shares sold	235,933	452,049	$ 2,964,320	$ 5,363,465
Reinvestment of distributions	10,885	25,438	133,772	307,389
Shares redeemed	(142,868)	(199,353)	(1,778,251)	(2,365,023)
Net increase (decrease)	103,950	278,134	$ 1,319,841	$ 3,305,831
Service Class 2
Shares sold	651,146	970,192	$ 8,072,376	$ 11,406,266
Reinvestment of distributions	66,023	154,189	808,785	1,844,062
Shares redeemed	(589,795)	(1,485,035)	(7,292,647)	(17,526,430)
Net increase (decrease)	127,374	(360,654)	$ 1,588,514	$ (4,276,102)
VIP Freedom 2020
Initial Class
Shares sold	1,149,720	3,463,224	$ 14,530,565	$ 40,977,645
Reinvestment of distributions	91,666	205,810	1,144,002	2,535,752
Shares redeemed	(841,222)	(1,609,325)	(10,565,310)	(19,417,224)
Net increase (decrease)	400,164	2,059,709	$ 5,109,257	$ 24,096,173
Service Class
Shares sold	631,860	1,831,801	$ 7,968,302	$ 22,308,623
Reinvestment of distributions	68,218	146,856	850,008	1,802,358
Shares redeemed	(709,504)	(834,633)	(8,952,551)	(10,018,305)
Net increase (decrease)	(9,426)	1,144,024	$ (134,241)	$ 14,092,676
Service Class 2
Shares sold	1,227,303	2,691,292	$ 15,388,527	$ 31,848,028
Reinvestment of distributions	602,195	1,327,096	7,473,242	16,146,994
Shares redeemed	(2,197,105)	(4,169,480)	(27,533,880)	(49,822,706)
Net increase (decrease)	(367,607)	(151,092)	$ (4,672,111)	$ (1,827,684)
VIP Freedom 2025
Initial Class
Shares sold	217,903	533,264	$ 2,840,029	$ 6,515,651
Reinvestment of distributions	22,797	60,269	293,167	758,788
Shares redeemed	(139,889)	(292,668)	(1,824,525)	(3,548,920)
Net increase (decrease)	100,811	300,865	$ 1,308,671	$ 3,725,519
Service Class
Shares sold	549,174	690,373	$ 7,151,434	$ 8,333,071
Reinvestment of distributions	20,502	53,856	263,045	677,358
Shares redeemed	(167,296)	(545,603)	(2,190,111)	(6,597,340)
Net increase (decrease)	402,380	198,626	$ 5,224,368	$ 2,413,089
Service Class 2
Shares sold	658,528	1,520,235	$ 8,497,320	$ 18,315,316
Reinvestment of distributions	43,571	108,504	556,843	1,357,040
Shares redeemed	(927,193)	(1,004,998)	(11,917,914)	(12,141,138)
Net increase (decrease)	(225,094)	623,741	$ (2,863,751)	$ 7,531,218

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
VIP Freedom 2030
Initial Class
Shares sold	779,510	2,155,912	$ 10,077,316	$ 25,300,188
Reinvestment of distributions	61,665	139,570	780,683	1,738,223
Shares redeemed	(534,523)	(893,298)	(6,806,003)	(10,673,085)
Net increase (decrease)	306,652	1,402,184	$ 4,051,996	$ 16,365,326
Service Class
Shares sold	400,770	1,172,540	$ 5,105,455	$ 14,126,268
Reinvestment of distributions	46,542	101,713	588,296	1,260,559
Shares redeemed	(326,989)	(591,435)	(4,172,450)	(6,983,113)
Net increase (decrease)	120,323	682,818	$ 1,521,301	$ 8,403,714
Service Class 2
Shares sold	1,065,325	2,956,366	$ 13,641,107	$ 34,718,018
Reinvestment of distributions	130,715	280,405	1,647,004	3,452,592
Shares redeemed	(1,049,594)	(1,630,902)	(13,375,737)	(19,428,221)
Net increase (decrease)	146,446	1,605,869	$ 1,912,374	$ 18,742,389
VIP Freedom 2035
Initial Class
Shares sold	15,012	47,066	$ 287,370	$ 891,578
Reinvestment of distributions	384	1,196	7,287	22,687
Shares redeemed	(42,126)	(1,381)	(813,184)	(25,376)
Net increase (decrease)	(26,730)	46,881	$ (518,527)	$ 888,889
Service Class
Shares sold	36,143	8,593	$ 681,807	$ 160,540
Reinvestment of distributions	132	348	2,503	6,539
Shares redeemed	(2,115)	(491)	(40,676)	(9,338)
Net increase (decrease)	34,160	8,450	$ 643,634	$ 157,741
Service Class 2
Shares sold	306,948	199,956	$ 5,873,230	$ 3,604,089
Reinvestment of distributions	2,675	4,955	50,529	93,283
Shares redeemed	(38,855)	(24,585)	(731,009)	(425,031)
Net increase (decrease)	270,768	180,326	$ 5,192,750	$ 3,272,341
VIP Freedom 2040
Initial Class
Shares sold	243,364	435,007	$ 4,507,634	$ 7,354,319
Reinvestment of distributions	5,867	12,798	106,430	230,747
Shares redeemed	(58,467)	(112,620)	(1,064,450)	(1,962,464)
Net increase (decrease)	190,764	335,185	$ 3,549,614	$ 5,622,602
Service Class
Shares sold	159,522	294,776	$ 2,936,672	$ 5,055,998
Reinvestment of distributions	4,752	11,747	86,102	210,488
Shares redeemed	(55,517)	(117,657)	(1,012,629)	(1,988,868)
Net increase (decrease)	108,757	188,866	$ 2,010,145	$ 3,277,618
Service Class 2
Shares sold	184,118	136,223	$ 3,351,813	$ 2,328,951
Reinvestment of distributions	1,808	3,242	32,682	58,447
Shares redeemed	(25,324)	(24,335)	(457,149)	(407,521)
Net increase (decrease)	160,602	115,130	$ 2,927,346	$ 1,979,877

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
VIP Freedom 2045
Initial Class
Shares sold	8,574	6,906	$ 156,107	$ 122,766
Reinvestment of distributions	114	392	2,056	7,000
Shares redeemed	(9,294)	(1,526)	(165,952)	(26,776)
Net increase (decrease)	(606)	5,772	$ (7,789)	$ 102,990
Service Class
Shares sold	520	3,786	$ 9,475	$ 63,342
Reinvestment of distributions	93	252	1,675	4,467
Shares redeemed	(852)	(3,755)	(15,277)	(64,325)
Net increase (decrease)	(239)	283	$ (4,127)	$ 3,484
Service Class 2
Shares sold	192,055	128,955	$ 3,489,129	$ 2,192,890
Reinvestment of distributions	1,639	3,277	29,377	58,691
Shares redeemed	(31,540)	(27,505)	(568,111)	(457,919)
Net increase (decrease)	162,154	104,727	$ 2,950,395	$ 1,793,662
VIP Freedom 2050
Initial Class
Shares sold	21,808	31,847	$ 361,490	$ 481,158
Reinvestment of distributions	547	1,205	8,947	19,530
Shares redeemed	(9,537)	(12,779)	(158,884)	(195,189)
Net increase (decrease)	12,818	20,273	$ 211,553	$ 305,499
Service Class
Shares sold	14,053	130,257	$ 232,296	$ 2,105,119
Reinvestment of distributions	1,075	2,422	17,577	39,545
Shares redeemed	(15,285)	(54,776)	(250,029)	(856,642)
Net increase (decrease)	(157)	77,903	$ (156)	$ 1,288,022
Service Class 2
Shares sold	208,392	85,642	$ 3,430,853	$ 1,291,392
Reinvestment of distributions	1,417	2,070	23,122	33,569
Shares redeemed	(8,947)	(15,920)	(152,269)	(248,220)
Net increase (decrease)	200,862	71,792	$ 3,301,706	$ 1,076,741

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following VIP Freedom Portfolios were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP Freedom 2020
VIP Emerging Markets Portfolio	20%
VIP Value Portfolio	16%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	45%
VIP Value Portfolio	36%

Semiannual Report

8. Other - continued

In addition, at the end of the period, the investment adviser or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income	53	1	13
VIP Freedom 2005	94	-	-
VIP Freedom 2010	-	1	77
VIP Freedom 2015	29	2	31
VIP Freedom 2020	-	1	73
VIP Freedom 2025	19	3	60
VIP Freedom 2030	-	3	69
VIP Freedom 2035	-	2	77
VIP Freedom 2040	-	3	83
VIP Freedom 2045	-	2	89
VIP Freedom 2050	-	3	85

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFF2K-SANN-0814
1.819548.110

Fidelity® Variable Insurance Products:

Freedom Lifetime Income Funds -
Portfolios I, II, & III

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP Freedom Lifetime Income® I Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom Lifetime Income II Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom Lifetime Income III Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
VIP Freedom Lifetime Income I	.00%
Actual		$ 1,000.00	$ 1,039.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Freedom Lifetime Income II	.00%
Actual		$ 1,000.00	$ 1,043.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Freedom Lifetime Income III	.00%
Actual		$ 1,000.00	$ 1,050.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	4.1	4.7
VIP Equity-Income Portfolio Investor Class	4.3	4.7
VIP Growth & Income Portfolio Investor Class	4.9	5.5
VIP Growth Portfolio Investor Class	4.2	4.8
VIP Mid Cap Portfolio Investor Class	1.3	1.4
VIP Value Portfolio Investor Class	3.2	3.5
VIP Value Strategies Portfolio Investor Class	1.6	1.8
	23.6	26.4
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	6.8	7.5
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.8	1.9
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	47.9	44.4
Short-Term Funds
VIP Money Market Portfolio Investor Class	14.9	14.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	23.6%
Developed International Equity Funds	6.8%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	47.9%
Short-Term Funds	14.9%

Six months ago
Domestic Equity Funds	26.4%
Developed International Equity Funds	7.5%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	44.4%
Short-Term Funds	14.8%

Expected
Domestic Equity Funds	21.3%
Developed International Equity Funds	6.2%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	50.9%
Short-Term Funds	15.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2013. The period end allocation is based on the fund's holdings as of June 30, 2014. The expected allocation represents the fund's anticipated allocation at December 31, 2014.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.6%
	Shares	Value
Domestic Equity Funds - 23.6%
VIP Contrafund Portfolio Investor Class (b)	15,037	$ 548,833
VIP Equity-Income Portfolio Investor Class (b)	23,130	576,869
VIP Growth & Income Portfolio Investor Class (b)	32,274	655,156
VIP Growth Portfolio Investor Class (b)	9,091	563,010
VIP Mid Cap Portfolio Investor Class (b)	4,419	165,613
VIP Value Portfolio Investor Class (b)	26,480	426,589
VIP Value Strategies Portfolio Investor Class (b)	14,110	214,193
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,462,384)		3,150,263
International Equity Funds - 8.6%

Developed International Equity Funds - 6.8%
VIP Overseas Portfolio Investor Class R (b)	44,358	904,911
Emerging Markets Equity Funds - 1.8%
VIP Emerging Markets Portfolio Investor Class R (b)	24,783	237,172
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,120,200)		1,142,083
Bond Funds - 52.9%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (b)	110,479	$ 669,501
Investment Grade Bond Funds - 47.9%
VIP Investment Grade Bond Portfolio Investor Class (b)	497,883	6,387,843
TOTAL BOND FUNDS (Cost $7,013,845)		7,057,344
Short-Term Funds - 14.9%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $1,983,086)	1,983,086	1,983,086
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,579,515)		13,332,776
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 13,332,775
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 603,956	$ 24,146	$ 115,214	$ -	$ 548,833
VIP Emerging Markets Portfolio Investor Class R	251,964	10,162	40,120	-	237,172
VIP Equity-Income Portfolio Investor Class	611,387	27,515	104,383	-	576,869
VIP Growth & Income Portfolio Investor Class	710,091	29,118	125,136	-	655,156
VIP Growth Portfolio Investor Class	625,868	24,965	136,668	-	563,010
VIP High Income Portfolio Investor Class	645,915	28,594	35,932	-	669,501
VIP Investment Grade Bond Portfolio Investor Class	5,775,152	621,570	255,157	-	6,387,843
VIP Mid Cap Portfolio Investor Class	184,619	9,705	34,455	-	165,613
VIP Money Market Portfolio Investor Class	1,922,420	138,103	77,437	95	1,983,086
VIP Overseas Portfolio Investor Class R	971,422	40,305	97,498	-	904,911
VIP Value Portfolio Investor Class	458,793	23,877	82,168	-	426,589
VIP Value Strategies Portfolio Investor Class	229,838	9,084	37,400	-	214,193
Total	$ 12,991,425	$ 987,144	$ 1,141,568	$ 95	$ 13,332,776
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $12,579,515) - See accompanying schedule	$ 13,332,776
Receivable for investments sold	658
Total assets	13,333,434

Liabilities
Payable for fund shares redeemed	659

Net Assets	$ 13,332,775
Net Assets consist of:
Paid in capital	$ 12,562,666
Undistributed net investment income	95
Accumulated undistributed net realized gain (loss) on investments	16,753
Net unrealized appreciation (depreciation) on investments	753,261
Net Assets, for 1,194,700 shares outstanding	$ 13,332,775
Net Asset Value, offering price and redemption price per share ($13,332,775 ÷ 1,194,700 shares)	$ 11.16

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 95

Expenses
Independent trustees' compensation	$ 25
Total expenses before reductions	25
Expense reductions	(25)	0
Net investment income (loss)		95
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	47,783
Capital gain distributions from underlying funds	12,334
Total net realized gain (loss)		60,117
Change in net unrealized appreciation (depreciation) on underlying funds		447,990
Net gain (loss)		508,107
Net increase (decrease) in net assets resulting from operations		$ 508,202

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 95	$ 228,756
Net realized gain (loss)	60,117	324,846
Change in net unrealized appreciation (depreciation)	447,990	636,670
Net increase (decrease) in net assets resulting from operations	508,202	1,190,272
Distributions to shareholders from net investment income	-	(230,800)
Distributions to shareholders from net realized gain	(252,779)	(149,260)
Total distributions	(252,779)	(380,060)
Share transactions Proceeds from sales of shares	571,954	1,418,782
Reinvestment of distributions	252,779	380,060
Cost of shares redeemed	(738,807)	(1,654,250)
Net increase (decrease) in net assets resulting from share transactions	85,926	144,592
Total increase (decrease) in net assets	341,349	954,804

Net Assets
Beginning of period	12,991,426	12,036,622
End of period (including undistributed net investment income of $95 and $0, respectively)	$ 13,332,775	$ 12,991,426
Other Information Shares
Sold	52,592	132,500
Issued in reinvestment of distributions	23,384	35,198
Redeemed	(67,401)	(154,296)
Net increase (decrease)	8,575	13,402

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.95	$ 10.26	$ 9.65	$ 9.88	$ 9.13	$ 7.81
Income from Investment Operations
Net investment income (loss) E	- I	.19	.20	.22	.21	.36
Net realized and unrealized gain (loss)	.43	.83	.80	(.17)	.87	1.40
Total from investment operations	.43	1.02	1.00	.05	1.08	1.76
Distributions from net investment income	-	(.20)	(.20)	(.21)	(.22)	(.36)
Distributions from net realized gain	(.22)	(.13)	(.19)	(.06)	(.11)	(.08)
Total distributions	(.22)	(.33)	(.39)	(.28) J	(.33)	(.44)
Net asset value, end of period	$ 11.16	$ 10.95	$ 10.26	$ 9.65	$ 9.88	$ 9.13
Total Return B, C, D	3.98%	9.96%	10.42%	.48%	11.84%	22.76%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.00% A, G	1.81%	1.97%	2.25%	2.26%	4.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,333	$ 12,991	$ 12,037	$ 10,747	$ 10,345	$ 8,773
Portfolio turnover rate F	15% A	22%	19%	17%	26%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.28 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.8	6.1
VIP Equity-Income Portfolio Investor Class	6.1	6.1
VIP Growth & Income Portfolio Investor Class	7.0	7.2
VIP Growth Portfolio Investor Class	5.9	6.4
VIP Mid Cap Portfolio Investor Class	1.7	1.8
VIP Value Portfolio Investor Class	4.5	4.6
VIP Value Strategies Portfolio Investor Class	2.2	2.3
	33.2	34.5
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	9.6	9.9
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.5	2.5
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	39.8	38.5
Short-Term Funds
VIP Money Market Portfolio Investor Class	9.9	9.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	33.2%
Developed International Equity Funds	9.6%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	39.8%
Short-Term Funds	9.9%

Six months ago
Domestic Equity Funds	34.5%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	38.5%
Short-Term Funds	9.6%

Expected
Domestic Equity Funds	33.1%
Developed International Equity Funds	9.6%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	39.8%
Short-Term Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2013. The period end allocation is based on the fund's holdings as of June 30, 2014. The expected allocation represents the fund's anticipated allocation at December 31, 2014.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.2%
	Shares	Value
Domestic Equity Funds - 33.2%
VIP Contrafund Portfolio Investor Class (b)	40,664	$ 1,484,243
VIP Equity-Income Portfolio Investor Class (b)	62,553	1,560,064
VIP Growth & Income Portfolio Investor Class (b)	87,716	1,780,628
VIP Growth Portfolio Investor Class (b)	24,534	1,519,370
VIP Mid Cap Portfolio Investor Class (b)	11,665	437,198
VIP Value Portfolio Investor Class (b)	71,036	1,144,392
VIP Value Strategies Portfolio Investor Class (b)	36,878	559,809
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,799,920)		8,485,704
International Equity Funds - 12.1%

Developed International Equity Funds - 9.6%
VIP Overseas Portfolio Investor Class R (b)	121,032	2,469,063
Emerging Markets Equity Funds - 2.5%
VIP Emerging Markets Portfolio Investor Class R (b)	65,733	629,063
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,054,412)		3,098,126
Bond Funds - 44.8%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (b)	211,068	$ 1,279,070
Investment Grade Bond Funds - 39.8%
VIP Investment Grade Bond Portfolio Investor Class (b)	793,590	10,181,755
TOTAL BOND FUNDS (Cost $11,355,514)		11,460,825
Short-Term Funds - 9.9%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $2,523,129)	2,523,129	2,523,129
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $23,732,975)		25,567,784
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$ 25,567,785
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 1,403,825	$ 132,519	$ 146,315	$ -	$ 1,484,243
VIP Emerging Markets Portfolio Investor Class R	572,025	51,625	34,514	-	629,063
VIP Equity-Income Portfolio Investor Class	1,414,953	142,408	106,268	-	1,560,064
VIP Growth & Income Portfolio Investor Class	1,654,034	157,926	138,724	-	1,780,628
VIP Growth Portfolio Investor Class	1,469,901	164,975	242,718	-	1,519,370
VIP High Income Portfolio Investor Class	1,147,848	144,158	69,788	-	1,279,070
VIP Investment Grade Bond Portfolio Investor Class	8,895,556	1,534,386	630,603	-	10,181,755
VIP Mid Cap Portfolio Investor Class	426,151	47,663	52,288	-	437,198
VIP Money Market Portfolio Investor Class	2,201,020	445,595	123,486	114	2,523,129
VIP Overseas Portfolio Investor Class R	2,290,233	324,356	129,205	-	2,469,063
VIP Value Portfolio Investor Class	1,064,594	104,799	92,873	-	1,144,392
VIP Value Strategies Portfolio Investor Class	530,701	39,288	42,936	-	559,809
Total	$ 23,070,841	$ 3,289,698	$ 1,809,718	$ 114	$ 25,567,784
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $23,732,975) - See accompanying schedule	$ 25,567,784
Cash	2
Receivable for investments sold	1,262
Total assets	25,569,048

Liabilities
Payable for fund shares redeemed	1,263

Net Assets	$ 25,567,785
Net Assets consist of:
Paid in capital	$ 23,961,605
Undistributed net investment income	114
Accumulated undistributed net realized gain (loss) on investments	(228,743)
Net unrealized appreciation (depreciation) on investments	1,834,809
Net Assets, for 2,142,539 shares outstanding	$ 25,567,785
Net Asset Value, offering price and redemption price per share ($25,567,785 ÷ 2,142,539 shares)	$ 11.93

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 114

Expenses
Independent trustees' compensation	$ 45
Total expenses before reductions	45
Expense reductions	(45)	0
Net investment income (loss)		114
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(13,375)
Capital gain distributions from underlying funds	28,989
Total net realized gain (loss)		15,614
Change in net unrealized appreciation (depreciation) on underlying funds		1,030,338
Net gain (loss)		1,045,952
Net increase (decrease) in net assets resulting from operations		$ 1,046,066

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 114	$ 401,864
Net realized gain (loss)	15,614	498,350
Change in net unrealized appreciation (depreciation)	1,030,338	1,700,609
Net increase (decrease) in net assets resulting from operations	1,046,066	2,600,823
Distributions to shareholders from net investment income	-	(405,910)
Distributions to shareholders from net realized gain	-	(88,661)
Total distributions	-	(494,571)
Share transactions Proceeds from sales of shares	2,889,304	2,232,231
Reinvestment of distributions	-	494,571
Cost of shares redeemed	(1,438,427)	(1,483,988)
Net increase (decrease) in net assets resulting from share transactions	1,450,877	1,242,814
Total increase (decrease) in net assets	2,496,943	3,349,066

Net Assets
Beginning of period	23,070,842	19,721,776
End of period (including undistributed net investment income of $114 and $0, respectively)	$ 25,567,785	$ 23,070,842
Other Information Shares
Sold	248,922	205,615
Issued in reinvestment of distributions	-	43,409
Redeemed	(124,425)	(134,692)
Net increase (decrease)	124,497	114,332

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.43	$ 10.36	$ 9.55	$ 9.79	$ 8.90	$ 7.42
Income from Investment Operations
Net investment income (loss) E	- I	.20	.21	.23	.21	.34
Net realized and unrealized gain (loss)	.50	1.12	.90	(.21)	.95	1.59
Total from investment operations	.50	1.32	1.11	.02	1.16	1.93
Distributions from net investment income	-	(.21)	(.21)	(.22)	(.22)	(.36)
Distributions from net realized gain	-	(.05)	(.09)	(.04)	(.05)	(.09)
Total distributions	-	(.25) J	(.30)	(.26)	(.27)	(.45)
Net asset value, end of period	$ 11.93	$ 11.43	$ 10.36	$ 9.55	$ 9.79	$ 8.90
Total Return B, C, D	4.37%	12.76%	11.60%	.25%	12.99%	26.44%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.00% A, G	1.86%	2.06%	2.33%	2.22%	4.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,568	$ 23,071	$ 19,722	$ 16,594	$ 14,637	$ 14,172
Portfolio turnover rate F	15% A	13%	25%	12%	23%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.25 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.7	9.0
VIP Equity-Income Portfolio Investor Class	9.2	9.1
VIP Growth & Income Portfolio Investor Class	10.4	10.7
VIP Growth Portfolio Investor Class	9.0	9.4
VIP Mid Cap Portfolio Investor Class	2.5	2.7
VIP Value Portfolio Investor Class	6.7	6.9
VIP Value Strategies Portfolio Investor Class	3.3	3.4
	49.8	51.2
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	14.5	14.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	3.7	3.8
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.4	7.3
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	24.1	22.7
Short-Term Funds
VIP Money Market Portfolio Investor Class	0.5	0.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	49.8%
Developed International Equity Funds	14.5%
Emerging Markets Equity Funds	3.7%
High Yield Bond Funds	7.4%
Investment Grade Bond Funds	24.1%
Short-Term Funds	0.5%

Six months ago
Domestic Equity Funds	51.2%
Developed International Equity Funds	14.7%
Emerging Markets Equity Funds	3.8%
High Yield Bond Funds	7.3%
Investment Grade Bond Funds	22.7%
Short-Term Funds	0.3%

Expected
Domestic Equity Funds	49.2%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	7.4%
Investment Grade Bond Funds	24.8%
Short-Term Funds	0.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2013. The period end allocation is based on the fund's holdings as of June 30, 2014. The expected allocation represents the fund's anticipated allocation at December 31, 2014.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
Domestic Equity Funds - 49.8%
VIP Contrafund Portfolio Investor Class (b)	35,858	$ 1,308,815
VIP Equity-Income Portfolio Investor Class (b)	55,192	1,376,489
VIP Growth & Income Portfolio Investor Class (b)	77,307	1,569,331
VIP Growth Portfolio Investor Class (b)	21,758	1,347,478
VIP Mid Cap Portfolio Investor Class (b)	10,199	382,264
VIP Value Portfolio Investor Class (b)	62,680	1,009,777
VIP Value Strategies Portfolio Investor Class (b)	32,501	493,372
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,117,623)		7,487,526
International Equity Funds - 18.2%

Developed International Equity Funds - 14.5%
VIP Overseas Portfolio Investor Class R (b)	106,948	2,181,738
Emerging Markets Equity Funds - 3.7%
VIP Emerging Markets Portfolio Investor Class R (b)	58,103	556,049
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,581,132)		2,737,787
Bond Funds - 31.5%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Investor Class (b)	184,162	$ 1,116,020
Investment Grade Bond Funds - 24.1%
VIP Investment Grade Bond Portfolio Investor Class (b)	282,536	3,624,932
TOTAL BOND FUNDS (Cost $4,693,766)		4,740,952
Short-Term Funds - 0.5%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $67,202)	67,202	67,202
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,459,723)		15,033,467
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 15,033,466
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 1,144,394	$ 211,784	$ 126,757	$ -	$ 1,308,815
VIP Emerging Markets Portfolio Investor Class R	475,711	87,455	40,642	-	556,049
VIP Equity-Income Portfolio Investor Class	1,159,079	233,980	108,792	-	1,376,489
VIP Growth & Income Portfolio Investor Class	1,351,539	251,844	124,340	-	1,569,331
VIP Growth Portfolio Investor Class	1,195,187	241,876	196,836	-	1,347,478
VIP High Income Portfolio Investor Class	924,700	215,908	71,982	-	1,116,020
VIP Investment Grade Bond Portfolio Investor Class	2,869,576	888,421	263,362	-	3,624,932
VIP Mid Cap Portfolio Investor Class	343,155	70,091	43,842	-	382,264
VIP Money Market Portfolio Investor Class	34,017	36,147	2,962	2	67,202
VIP Overseas Portfolio Investor Class R	1,866,281	460,291	130,723	-	2,181,738
VIP Value Portfolio Investor Class	868,158	175,722	91,153	-	1,009,777
VIP Value Strategies Portfolio Investor Class	429,477	74,865	38,417	-	493,372
Total	$ 12,661,274	$ 2,948,384	$ 1,239,808	$ 2	$ 15,033,467
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $13,459,723) - See accompanying schedule	$ 15,033,467
Receivable for investments sold	743
Total assets	15,034,210

Liabilities
Payable for fund shares redeemed	744

Net Assets	$ 15,033,466
Net Assets consist of:
Paid in capital	$ 13,521,028
Undistributed net investment income	2
Accumulated undistributed net realized gain (loss) on investments	(61,308)
Net unrealized appreciation (depreciation) on investments	1,573,744
Net Assets, for 1,234,909 shares outstanding	$ 15,033,466
Net Asset Value, offering price and redemption price per share ($15,033,466 ÷ 1,234,909 shares)	$ 12.17

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2

Expenses
Independent trustees' compensation	$ 25
Total expenses before reductions	25
Expense reductions	(25)	0
Net investment income (loss)		2
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(28,872)
Capital gain distributions from underlying funds	22,302
Total net realized gain (loss)		(6,570)
Change in net unrealized appreciation (depreciation) on underlying funds		692,488
Net gain (loss)		685,918
Net increase (decrease) in net assets resulting from operations		$ 685,920

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2	$ 204,562
Net realized gain (loss)	(6,570)	251,316
Change in net unrealized appreciation (depreciation)	692,488	1,370,475
Net increase (decrease) in net assets resulting from operations	685,920	1,826,353
Distributions to shareholders from net investment income	-	(206,323)
Distributions to shareholders from net realized gain	(169,660)	(90,884)
Total distributions	(169,660)	(297,207)
Share transactions Proceeds from sales of shares	2,711,518	3,863,570
Reinvestment of distributions	169,660	297,207
Cost of shares redeemed	(1,025,246)	(1,347,649)
Net increase (decrease) in net assets resulting from share transactions	1,855,932	2,813,128
Total increase (decrease) in net assets	2,372,192	4,342,274

Net Assets
Beginning of period	12,661,274	8,319,000
End of period (including undistributed net investment income of $2 and $0, respectively)	$ 15,033,466	$ 12,661,274
Other Information Shares
Sold	229,308	344,361
Issued in reinvestment of distributions	14,601	25,618
Redeemed	(87,669)	(123,719)
Net increase (decrease)	156,240	246,260

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 9.99	$ 8.92	$ 9.37	$ 8.28	$ 6.72
Income from Investment Operations
Net investment income (loss) E	- I	.23	.23	.20	.18	.24
Net realized and unrealized gain (loss)	.58	1.81	1.12	(.42)	1.14	1.76
Total from investment operations	.58	2.04	1.35	(.22)	1.32	2.00
Distributions from net investment income	-	(.20)	(.22)	(.20)	(.19)	(.26)
Distributions from net realized gain	(.15)	(.09)	(.07)	(.03)	(.04)	(.18)
Total distributions	(.15)	(.29)	(.28) J	(.23)	(.23)	(.44)
Net asset value, end of period	$ 12.17	$ 11.74	$ 9.99	$ 8.92	$ 9.37	$ 8.28
Total Return B, C, D	5.03%	20.43%	15.20%	(2.36) %	15.98%	30.34%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.00% A, G	2.07%	2.34%	2.13%	2.03%	3.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,033	$ 12,661	$ 8,319	$ 6,824	$ 6,741	$ 6,630
Portfolio turnover rate F	18% A	19%	20%	16%	20%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.28 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Freedom Lifetime Income® I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Lifetime Income I	$ 12,620,425	$ 876,994	$ (164,643)	$ 712,351
VIP Freedom Lifetime Income II	23,889,693	2,048,295	(370,204)	1,678,091
VIP Freedom Lifetime Income III	13,557,581	1,645,396	(169,510)	1,475,886

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
VIP Freedom Lifetime Income II	$ (129,150)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	987,144	1,141,568
VIP Freedom Lifetime Income II	3,289,698	1,809,718
VIP Freedom Lifetime Income III	2,948,384	1,239,808

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
VIP Freedom Lifetime Income I	.00%	$ 25
VIP Freedom Lifetime Income II	.00%	$ 45
VIP Freedom Lifetime Income III	.00%	$ 25

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Administrator

Fidelity Management & Research Company
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFLI-SANN-0814
1.816202.108

Fidelity® Variable Insurance Products:

FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP FundsManager® 20% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager® 50% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager® 60% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager® 70% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager® 85% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,032.10	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,031.30	$ 1.76
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,032.20	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,044.10	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,043.40	$ 1.77
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,044.10	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,047.70	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,046.90	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,047.70	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,050.00	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,049.20	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,049.10	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,049.70	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,049.00	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,050.50	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

VIP FundsManager 20% Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Air Transportation Portfolio	0.1	0.1
Fidelity Automotive Portfolio	0.2	0.2
Fidelity Banking Portfolio	0.5	0.4
Fidelity Biotechnology Portfolio	0.0*	0.0*
Fidelity Blue Chip Growth Fund	0.2	0.1
Fidelity Blue Chip Value Fund	0.1	0.0
Fidelity Brokerage and Investment Management Portfolio	0.6	1.1
Fidelity Capital Appreciation Fund	0.0*	0.3
Fidelity Chemicals Portfolio	0.7	0.2
Fidelity Communications Equipment Portfolio	0.3	0.3
Fidelity Computers Portfolio	0.3	0.2
Fidelity Construction and Housing Portfolio	0.0*	0.0*
Fidelity Consumer Discretionary Portfolio	1.0	0.9
Fidelity Consumer Finance Portfolio	0.1	0.3
Fidelity Consumer Staples Portfolio	0.9	0.9
Fidelity Contrafund	0.0*	0.1
Fidelity Defense and Aerospace Portfolio	0.0*	0.0*
Fidelity Disciplined Equity Fund	0.1	0.1
Fidelity Dividend Growth Fund	0.0*	0.0*
Fidelity Electronics Portfolio	0.4	0.1
Fidelity Energy Portfolio	1.4	0.8
Fidelity Energy Service Portfolio	0.4	0.3
Fidelity Environmental and Alternative Energy Portfolio	0.0*	0.0*
Fidelity Equity Dividend Income Fund	0.0*	0.0*
Fidelity Equity-Income Fund	0.2	0.2
Fidelity Financial Services Portfolio	0.9	0.8
Fidelity Fund	0.0*	0.0*
Fidelity Global Commodity Stock Fund	0.0*	0.0*
Fidelity Gold Portfolio	0.0*	0.0*
Fidelity Growth & Income Portfolio	0.0*	0.0*
Fidelity Growth Company Fund	0.0*	0.0*
Fidelity Growth Discovery Fund	0.0*	0.0*
Fidelity Health Care Portfolio	2.0	2.3
Fidelity Independence Fund	0.4	0.1
Fidelity Industrial Equipment Portfolio	0.2	0.5

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Industrials Portfolio	1.4	1.5
Fidelity Insurance Portfolio	0.6	0.7
Fidelity IT Services Portfolio	0.0*	0.4
Fidelity Large Cap Stock Fund	0.4	0.3
Fidelity Leisure Portfolio	0.1	0.1
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Low-Priced Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.1	0.1
Fidelity Medical Delivery Portfolio	0.0*	0.0*
Fidelity Medical Equipment and Systems Portfolio	0.0*	0.0*
Fidelity Mega Cap Stock Fund	0.1	0.2
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	0.4	0.4
Fidelity Natural Gas Portfolio	0.0*	0.0*
Fidelity Natural Resources Portfolio	0.0*	0.0*
Fidelity New Millennium Fund	0.3	0.3
Fidelity OTC Portfolio	0.2	0.5
Fidelity Pharmaceuticals Portfolio	0.0*	0.0*
Fidelity Real Estate Investment Portfolio	0.2	0.1
Fidelity Retailing Portfolio	0.1	0.1
Fidelity Series Commodity Strategy Fund	0.0*	0.0*
Fidelity Small Cap Discovery Fund	0.0*	0.3
Fidelity Small Cap Growth Fund	0.0*	0.0*
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.0*	0.3
Fidelity Software and Computer Services Portfolio	0.3	1.8
Fidelity Stock Selector Large Cap Value Fund	0.0*	0.0*
Fidelity Technology Portfolio	1.6	0.0
Fidelity Telecom and Utilities Fund	0.0*	0.0*
Fidelity Telecommunications Portfolio	0.2	0.2
Fidelity Transportation Portfolio	0.2	0.2
Fidelity Utilities Portfolio	0.2	0.0*
Fidelity Value Discovery Fund	0.0*	0.0
Fidelity Value Fund	0.1	0.0*
Spartan Extended Market Index Fund Investor Class	0.0*	0.0*
Spartan Total Market Index Fund Investor Class	0.0*	0.0*
VIP Energy Portfolio Investor Class	0.4	0.4
VIP Mid Cap Portfolio Investor Class	0.0*	0.0*
	17.9	18.2
Fund Holdings as of June 30, 2014 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
International Equity Funds
Fidelity Canada Fund	0.0*	0.0*
Fidelity China Region Fund	0.1	0.1
Fidelity Diversified International Fund	0.7	1.4
Fidelity Emerging Asia Fund	0.3	0.3
Fidelity Emerging Markets Fund	0.8	0.3
Fidelity Europe Capital Appreciation Fund	0.0	0.1
Fidelity Europe Fund	0.6	0.4
Fidelity International Capital Appreciation Fund	0.5	0.2
Fidelity International Discovery Fund	0.6	2.5
Fidelity International Real Estate Fund	0.0*	0.0*
Fidelity International Small Cap Fund	0.1	0.1
Fidelity International Small Cap Opportunities Fund	0.2	0.3
Fidelity International Value Fund	0.2	0.2
Fidelity Japan Fund	0.0*	0.0*
Fidelity Japan Smaller Companies Fund	0.1	0.2
Fidelity Nordic Fund	0.3	0.2
Fidelity Overseas Fund	1.6	0.0*
Fidelity Pacific Basin Fund	0.2	0.2
Spartan International Index Fund Investor Class	1.2	1.3
	7.5	7.8
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	1.5	1.6
Fidelity Focused High Income Fund	0.1	0.1
Fidelity High Income Fund	1.7	1.6
Fidelity New Markets Income Fund	0.5	0.1
Fidelity Real Estate Income Fund	0.3	0.1
Spartan U.S. Bond Index Fund Investor Class	47.0	46.0
	51.1	49.5
Money Market Funds
Fidelity Institutional Money Market Portfolio Class I	1.8	1.9
Fidelity Institutional Prime Money Market Portfolio Class I	17.3	17.9
Fidelity Select Money Market Portfolio	4.4	4.7
	23.5	24.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2014
Domestic Equity Funds	17.9%
International Equity Funds	7.5%
Fixed-Income Funds	51.1%
Money Market Funds	23.5%

As of December 31, 2013
Domestic Equity Funds	18.2%
International Equity Funds	7.8%
Fixed-Income Funds	49.5%
Money Market Funds	24.5%

Semiannual Report

VIP FundsManager 20% Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 25.4%
	Shares	Value
Domestic Equity Funds - 17.9%
Fidelity Air Transportation Portfolio (c)	9,563	$ 625,324
Fidelity Automotive Portfolio (c)	26,534	1,438,119
Fidelity Banking Portfolio (c)	151,476	3,973,214
Fidelity Biotechnology Portfolio (c)	123	24,709
Fidelity Blue Chip Growth Fund (c)	16,751	1,137,573
Fidelity Blue Chip Value Fund (c)	60,634	938,608
Fidelity Brokerage and Investment Management Portfolio (c)	56,333	4,115,682
Fidelity Capital Appreciation Fund (c)	1,360	51,229
Fidelity Chemicals Portfolio (c)	32,425	4,957,385
Fidelity Communications Equipment Portfolio (c)	77,689	2,509,365
Fidelity Computers Portfolio (c)	24,183	1,891,832
Fidelity Construction and Housing Portfolio (c)	1,050	56,935
Fidelity Consumer Discretionary Portfolio (c)	219,623	7,032,321
Fidelity Consumer Finance Portfolio (c)	44,364	692,522
Fidelity Consumer Staples Portfolio (c)	68,204	6,334,815
Fidelity Contrafund (c)	263	26,105
Fidelity Defense and Aerospace Portfolio (c)	2,061	240,387
Fidelity Disciplined Equity Fund (c)	12,773	436,956
Fidelity Dividend Growth Fund (c)	544	20,518
Fidelity Electronics Portfolio (c)	33,372	2,598,380
Fidelity Energy Portfolio (c)	163,259	10,073,089
Fidelity Energy Service Portfolio (c)	33,697	3,309,705
Fidelity Environmental and Alternative Energy Portfolio (c)	11,100	268,512
Fidelity Equity Dividend Income Fund (c)	732	19,150
Fidelity Equity-Income Fund (c)	17,386	1,091,522
Fidelity Financial Services Portfolio (c)	81,868	6,898,176
Fidelity Fund (c)	709	32,200
Fidelity Global Commodity Stock Fund (c)	3,802	57,976
Fidelity Gold Portfolio (a)(c)	6,965	163,549
Fidelity Growth & Income Portfolio (c)	112	3,310
Fidelity Growth Company Fund (c)	1,260	159,915
Fidelity Growth Discovery Fund (c)	7,805	180,051
Fidelity Health Care Portfolio (c)	71,034	14,680,683
Fidelity Independence Fund (c)	81,601	3,277,895
Fidelity Industrial Equipment Portfolio (c)	28,321	1,214,989
Fidelity Industrials Portfolio (c)	305,159	10,079,411
Fidelity Insurance Portfolio (c)	64,524	4,298,581
Fidelity IT Services Portfolio (c)	7,282	265,922
Fidelity Large Cap Stock Fund (c)	92,802	2,603,109
Fidelity Leisure Portfolio (c)	4,678	620,661
Fidelity Leveraged Company Stock Fund (c)	197	9,130
Fidelity Low-Priced Stock Fund (c)	1,417	73,539
Fidelity Magellan Fund (c)	438	40,462
Fidelity Materials Portfolio (c)	8,956	789,472
Fidelity Medical Delivery Portfolio (c)	178	13,405

	Shares	Value
Fidelity Medical Equipment and Systems Portfolio (c)	471	$ 17,945
Fidelity Mega Cap Stock Fund (c)	53,337	876,856
Fidelity Mid-Cap Stock Fund (c)	2,367	93,297
Fidelity Multimedia Portfolio (c)	35,558	2,912,198
Fidelity Natural Gas Portfolio (c)	150	6,930
Fidelity Natural Resources Portfolio (c)	902	39,118
Fidelity New Millennium Fund (c)	46,567	1,953,937
Fidelity OTC Portfolio (c)	20,206	1,669,411
Fidelity Pharmaceuticals Portfolio (c)	11,197	234,811
Fidelity Real Estate Investment Portfolio (c)	37,369	1,395,000
Fidelity Retailing Portfolio (c)	9,115	738,403
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	9,206
Fidelity Small Cap Discovery Fund (c)	7,206	224,093
Fidelity Small Cap Growth Fund (c)	10,287	201,427
Fidelity Small Cap Stock Fund (c)	630	12,540
Fidelity Small Cap Value Fund (c)	8,426	175,265
Fidelity Software and Computer Services Portfolio (c)	15,920	1,871,404
Fidelity Stock Selector Large Cap Value Fund (c)	18,431	307,055
Fidelity Technology Portfolio (c)	95,607	11,588,500
Fidelity Telecom and Utilities Fund (c)	5,660	139,461
Fidelity Telecommunications Portfolio (c)	21,204	1,302,153
Fidelity Transportation Portfolio (c)	19,339	1,607,439
Fidelity Utilities Portfolio (c)	22,226	1,728,310
Fidelity Value Discovery Fund (c)	13,128	309,292
Fidelity Value Fund (c)	9,166	1,037,589
Spartan Extended Market Index Fund Investor Class (c)	298	16,632
Spartan Total Market Index Fund Investor Class (c)	3,513	202,699
VIP Energy Portfolio Investor Class (c)	108,256	2,972,703
VIP Mid Cap Portfolio Investor Class (c)	101	3,778
TOTAL DOMESTIC EQUITY FUNDS		132,973,845
International Equity Funds - 7.5%
Fidelity Canada Fund (c)	436	28,081
Fidelity China Region Fund (c)	15,197	513,652
Fidelity Diversified International Fund (c)	131,646	5,007,809
Fidelity Emerging Asia Fund (c)	69,984	2,287,068
Fidelity Emerging Markets Fund (c)	246,790	6,352,367
Fidelity Europe Fund (c)	121,213	4,899,445
Fidelity International Capital Appreciation Fund (c)	237,575	4,148,066
Fidelity International Discovery Fund (c)	115,831	4,769,906
Fidelity International Real Estate Fund (c)	1,097	12,060
Fidelity International Small Cap Fund (c)	20,756	573,905
Fidelity International Small Cap Opportunities Fund (c)	80,347	1,197,971
Fidelity International Value Fund (c)	130,552	1,208,913
Fidelity Japan Fund (c)	3,353	40,805
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity Japan Smaller Companies Fund (c)	56,014	$ 762,904
Fidelity Nordic Fund (c)	39,803	1,947,563
Fidelity Overseas Fund (c)	283,561	11,869,884
Fidelity Pacific Basin Fund (c)	47,541	1,384,390
Spartan International Index Fund Investor Class (c)	215,822	9,146,531
TOTAL INTERNATIONAL EQUITY FUNDS		56,151,320
TOTAL EQUITY FUNDS (Cost $149,511,260)		189,125,165
Fixed-Income Funds - 51.1%

Fidelity Floating Rate High Income Fund (c)	1,107,099	11,059,918
Fidelity Focused High Income Fund (c)	63,630	577,757
Fidelity High Income Fund (c)	1,283,481	12,193,066
Fidelity New Markets Income Fund (c)	224,496	3,773,786
Fidelity Real Estate Income Fund (c)	205,133	2,451,334
Spartan U.S. Bond Index Fund Investor Class (c)	29,988,750	349,668,822
TOTAL FIXED-INCOME FUNDS (Cost $367,714,488)		379,724,683
Money Market Funds - 23.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I 0.05% (b)(c)	13,205,949	$ 13,205,949
Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c)	128,515,872	128,515,872
Fidelity Select Money Market Portfolio 0.01% (b)(c)	32,975,103	32,975,103
TOTAL MONEY MARKET FUNDS (Cost $174,696,924)		174,696,924
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $691,922,672)	743,546,772
NET OTHER ASSETS (LIABILITIES) - 0.0%	(166,831)
NET ASSETS - 100%	$ 743,379,941
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 563,881	$ 3,205	$ -	$ 257	$ 625,324
Fidelity Automotive Portfolio	1,357,761	120,205	-	1,036	1,438,119
Fidelity Banking Portfolio	2,565,839	1,719,150	252,151	10,919	3,973,214
Fidelity Biotechnology Portfolio	188,247	-	200,000	-	24,709
Fidelity Blue Chip Growth Fund	771,438	299,203	-	-	1,137,573
Fidelity Blue Chip Value Fund	-	892,250	-	-	938,608
Fidelity Brokerage and Investment Management Portfolio	7,463,745	85,191	3,200,000	8,211	4,115,682
Fidelity Canada Fund	146,592	-	120,000	-	28,081
Fidelity Capital Appreciation Fund	2,099,582	-	2,040,000	-	51,229
Fidelity Chemicals Portfolio	1,045,303	3,784,508	-	6,970	4,957,385
Fidelity China Region Fund	513,044	-	-	-	513,652
Fidelity Communications Equipment Portfolio	2,289,418	2,483	-	310	2,509,365
Fidelity Computers Portfolio	1,544,074	253,162	-	2,854	1,891,832
Fidelity Construction and Housing Portfolio	54,655	2,477	-	46	56,935
Fidelity Consumer Discretionary Portfolio	6,455,657	2,218,475	1,495,574	1,396	7,032,321
Fidelity Consumer Finance Portfolio	2,280,416	79,214	1,590,000	2,558	692,522
Fidelity Consumer Staples Portfolio	6,212,247	212,769	266,012	16,843	6,334,815
Fidelity Contrafund	479,558	34,460	500,000	-	26,105
Fidelity Defense and Aerospace Portfolio	212,338	39,029	-	413	240,387
Fidelity Disciplined Equity Fund	383,340	29,324	-	-	436,956
Fidelity Diversified International Fund	9,595,158	334,693	5,000,000	-	5,007,809
Fidelity Dividend Growth Fund	19,256	-	-	-	20,518
Fidelity Electronics Portfolio	350,161	2,015,223	-	1,023	2,598,380
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Asia Fund	$ 2,320,860	$ 104,456	$ 273,864	$ -	$ 2,287,068
Fidelity Emerging Markets Fund	2,270,820	4,013,389	259,646	-	6,352,367
Fidelity Energy Portfolio	5,796,947	4,473,027	1,179,769	14,642	10,073,089
Fidelity Energy Service Portfolio	1,839,664	1,305,828	171,062	541	3,309,705
Fidelity Environmental and Alternative Energy Portfolio	253,092	321	-	33	268,512
Fidelity Equity Dividend Income Fund	17,854	177	-	177	19,150
Fidelity Equity-Income Fund	1,298,201	952,529	1,200,000	2,297	1,091,522
Fidelity Europe Capital Appreciation Fund	914,247	8,347	-	8,347	-
Fidelity Europe Fund	3,026,041	830,352	52,532	-	4,899,445
Fidelity Financial Services Portfolio	5,654,338	1,296,770	253,879	8,626	6,898,176
Fidelity Floating Rate High Income Fund	11,044,861	365,467	383,595	180,926	11,059,918
Fidelity Focused High Income Fund	553,576	19,270	-	12,568	577,757
Fidelity Fund	30,236	-	-	-	32,200
Fidelity Global Commodity Stock Fund	53,718	-	-	-	57,976
Fidelity Gold Portfolio	125,169	-	-	-	163,549
Fidelity Growth & Income Portfolio	3,113	13	-	13	3,310
Fidelity Growth Company Fund	150,203	881	-	-	159,915
Fidelity Growth Discovery Fund	118,269	48,898	-	-	180,051
Fidelity Health Care Portfolio	16,170,782	2,147,610	5,254,724	-	14,680,683
Fidelity High Income Fund	11,137,255	947,081	50,136	302,609	12,193,066
Fidelity Independence Fund	860,940	2,300,000	-	-	3,277,895
Fidelity Industrial Equipment Portfolio	3,174,351	182,027	2,000,000	4,814	1,214,989
Fidelity Industrials Portfolio	10,676,857	659,940	1,088,163	13,908	10,079,411
Fidelity Institutional Money Market Portfolio Class I	13,203,190	2,759	-	2,759	13,205,949
Fidelity Institutional Prime Money Market Portfolio Class I	124,480,048	12,430,715	8,394,892	6,271	128,515,872
Fidelity Insurance Portfolio	5,016,864	248,948	832,510	12,302	4,298,581
Fidelity International Capital Appreciation Fund	1,330,972	2,649,911	-	-	4,148,066
Fidelity International Discovery Fund	17,361,242	32,058	12,409,883	-	4,769,906
Fidelity International Real Estate Fund	11,160	-	-	-	12,060
Fidelity International Small Cap Fund	556,055	-	-	-	573,905
Fidelity International Small Cap Opportunities Fund	2,355,520	135,345	1,448,761	-	1,197,971
Fidelity International Value Fund	1,181,497	-	-	-	1,208,913
Fidelity IT Services Portfolio	3,042,691	10,639	2,680,186	-	265,922
Fidelity Japan Fund	40,369	-	-	-	40,805
Fidelity Japan Smaller Companies Fund	1,051,705	-	285,618	-	762,904
Fidelity Large Cap Stock Fund	1,944,931	645,766	55,292	8,249	2,603,109
Fidelity Leisure Portfolio	603,162	18,605	-	1,694	620,661
Fidelity Leveraged Company Stock Fund	8,519	-	-	-	9,130
Fidelity Low-Priced Stock Fund	70,108	-	-	-	73,539
Fidelity Magellan Fund	37,919	2,366	-	73	40,462
Fidelity Materials Portfolio	281,082	493,821	-	790	789,472
Fidelity Medical Delivery Portfolio	12,500	495	-	-	13,405
Fidelity Medical Equipment and Systems Portfolio	15,916	872	-	-	17,945
Fidelity Mega Cap Stock Fund	1,309,441	506,156	1,000,000	-	876,856
Fidelity Mid-Cap Stock Fund	87,173	6,257	-	-	93,297
Fidelity Multimedia Portfolio	2,827,249	47,453	-	210	2,912,198
Fidelity Natural Gas Portfolio	5,666	11	-	5	6,930
Fidelity Natural Resources Portfolio	33,076	201	-	4	39,118
Fidelity New Markets Income Fund	1,130,813	2,509,519	19,041	42,461	3,773,786
Fidelity New Millennium Fund	1,678,855	552,942	390,966	-	1,953,937
Fidelity Nordic Fund	1,657,534	129,525	-	-	1,947,563
Fidelity OTC Portfolio	3,598,123	2,683,185	4,600,578	-	1,669,411
Fidelity Overseas Fund	18,319	11,418,031	-	-	11,869,884
Fidelity Pacific Basin Fund	1,314,981	-	-	-	1,384,390
Fidelity Pharmaceuticals Portfolio	133,265	84,779	-	597	234,811
Fidelity Real Estate Income Fund	565,052	1,826,984	-	26,676	2,451,334
Fidelity Real Estate Investment Portfolio	451,969	862,311	-	5,666	1,395,000
Fidelity Retailing Portfolio	763,312	30,466	-	209	738,403
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Money Market Portfolio	$ 32,970,809	$ 4,294	$ -	$ 1,656	$ 32,975,103
Fidelity Series Commodity Strategy Fund	8,628	-	-	-	9,206
Fidelity Small Cap Discovery Fund	1,745,982	19,020	1,513,982	283	224,093
Fidelity Small Cap Growth Fund	198,238	-	-	-	201,427
Fidelity Small Cap Stock Fund	11,961	1,146	-	35	12,540
Fidelity Small Cap Value Fund	1,844,650	-	1,600,000	-	175,265
Fidelity Software and Computer Services Portfolio	12,089,760	372,378	10,429,863	-	1,871,404
Fidelity Stock Selector Large Cap Value Fund	157,841	133,725	-	-	307,055
Fidelity Technology Portfolio	-	11,504,283	-	-	11,588,500
Fidelity Telecom and Utilities Fund	122,424	2,253	-	2,253	139,461
Fidelity Telecommunications Portfolio	1,251,781	100,605	69,055	24,774	1,302,153
Fidelity Transportation Portfolio	1,127,230	331,735	-	1,910	1,607,439
Fidelity Utilities Portfolio	229,274	1,448,234	-	1,157	1,728,310
Fidelity Value Discovery Fund	-	307,106	-	-	309,292
Fidelity Value Fund	158,870	839,805	-	-	1,037,589
Spartan Extended Market Index Fund Investor Class	15,662	245	-	33	16,632
Spartan International Index Fund Investor Class	8,726,882	357,546	293,498	55,584	9,146,531
Spartan Total Market Index Fund Investor Class	189,613	501	-	501	202,699
Spartan U.S. Bond Index Fund Investor Class	320,240,419	25,972,667	5,171,951	3,948,529	349,668,822
VIP Energy Portfolio Investor Class	2,572,440	14,531	-	-	2,972,703
VIP Mid Cap Portfolio Investor Class	3,595	56	-	-	3,778
Total	$ 695,929,441	$ 110,521,654	$ 78,027,183	$ 4,747,018	$ 743,546,772
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $691,922,672) - See accompanying schedule		$ 743,546,772
Receivable for investments sold		2,000,000
Receivable for fund shares sold		3,151,674
Total assets		748,698,446

Liabilities
Payable for investments purchased	$ 5,193,938
Payable for fund shares redeemed	2,075
Accrued management fee	122,320
Distribution and service plan fees payable	172
Total liabilities		5,318,505

Net Assets		$ 743,379,941
Net Assets consist of:
Paid in capital		$ 676,920,402
Undistributed net investment income		4,044,888
Accumulated undistributed net realized gain (loss) on investments		10,790,551
Net unrealized appreciation (depreciation) on investments		51,624,100
Net Assets		$ 743,379,941

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($75,520 ÷ 6,508 shares)	$ 11.60

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,420,780 ÷ 122,697 shares)	$ 11.58

Investor Class: Net Asset Value, offering price and redemption price per share ($741,883,641 ÷ 63,963,609 shares)	$ 11.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 20% Portfolio
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,747,018

Expenses
Management fee	$ 893,512
Distribution and service plan fees	1,630
Independent trustees' compensation	1,362
Total expenses before reductions	896,504
Expense reductions	(179,683)	716,821
Net investment income (loss)		4,030,197
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,712,658
Capital gain distributions from underlying funds	3,650,405
Total net realized gain (loss)		11,363,063
Change in net unrealized appreciation (depreciation) on underlying funds		7,410,189
Net gain (loss)		18,773,252
Net increase (decrease) in net assets resulting from operations		$ 22,803,449

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,030,197	$ 8,470,570
Net realized gain (loss)	11,363,063	18,598,537
Change in net unrealized appreciation (depreciation)	7,410,189	9,581,168
Net increase (decrease) in net assets resulting from operations	22,803,449	36,650,275
Distributions to shareholders from net investment income	-	(8,453,986)
Distributions to shareholders from net realized gain	(5,702,377)	(14,302,675)
Total distributions	(5,702,377)	(22,756,661)
Share transactions - net increase (decrease)	30,464,693	29,613,069
Total increase (decrease) in net assets	47,565,765	43,506,683

Net Assets
Beginning of period	695,814,176	652,307,493
End of period (including undistributed net investment income of $4,044,888 and undistributed net investment income of $14,691, respectively)	$ 743,379,941	$ 695,814,176

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.10	$ 10.68	$ 10.63	$ 10.07	$ 9.27
Income from Investment Operations
Net investment income (loss) E	.06	.14	.17	.20	.19	.21
Net realized and unrealized gain (loss)	.30	.47	.44	.05	.55	.76
Total from investment operations	.36	.61	.61	.25	.74	.97
Distributions from net investment income	-	(.14)	(.16)	(.18)	(.17)	(.16)
Distributions from net realized gain	(.09)	(.24)	(.03)	(.02)	(.01)	(.01)
Total distributions	(.09)	(.38)	(.19)	(.20)	(.18)	(.17)H
Net asset value, end of period	$ 11.60	$ 11.33	$ 11.10	$ 10.68	$ 10.63	$ 10.07
Total ReturnB, C, D	3.21%	5.53%	5.68%	2.30%	7.36%	10.43%
Ratios to Average Net Assets F, G
Expenses before reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.12%A	1.23%	1.51%	1.84%	1.84%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76	$ 72	$ 71	$ 64	$ 67	$ 61
Portfolio turnover rateF	22%A	25%	17%	12%	14%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.006 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.08	$ 10.67	$ 10.62	$ 10.06	$ 9.28
Income from Investment Operations
Net investment income (loss) E	.06	.12	.15	.18	.18	.20
Net realized and unrealized gain (loss)	.29	.48	.43	.05	.55	.74
Total from investment operations	.35	.60	.58	.23	.73	.94
Distributions from net investment income	-	(.12)	(.14)	(.16)	(.16)	(.16)
Distributions from net realized gain	(.09)	(.24)	(.03)	(.02)	(.01)	(.01)
Total distributions	(.09)	(.36)	(.17)	(.18)	(.17)	(.16)H
Net asset value, end of period	$ 11.58	$ 11.32	$ 11.08	$ 10.67	$ 10.62	$ 10.06
Total ReturnB, C, D	3.13%	5.46%	5.43%	2.20%	7.24%	10.14%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.98%A	1.08%	1.36%	1.69%	1.69%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,421	$ 1,197	$ 1,274	$ 1,373	$ 569	$ 425
Portfolio turnover rateF	22%A	25%	17%	12%	14%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.09	$ 10.68	$ 10.63	$ 10.06	$ 9.27
Income from Investment Operations
Net investment income (loss) E	.06	.14	.17	.20	.19	.21
Net realized and unrealized gain (loss)	.30	.48	.43	.05	.56	.75
Total from investment operations	.36	.62	.60	.25	.75	.96
Distributions from net investment income	-	(.14)	(.16)	(.18)	(.17)	(.16)
Distributions from net realized gain	(.09)	(.24)	(.03)	(.02)	(.01)	(.01)
Total distributions	(.09)	(.38)	(.19)	(.20)	(.18)	(.17)H
Net asset value, end of period	$ 11.60	$ 11.33	$ 11.09	$ 10.68	$ 10.63	$ 10.06
Total ReturnB, C, D	3.22%	5.62%	5.58%	2.31%	7.47%	10.32%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.13%A	1.23%	1.51%	1.84%	1.84%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 741,884	$ 694,546	$ 650,963	$ 533,568	$ 391,226	$ 270,852
Portfolio turnover rateF	22%A	25%	17%	12%	14%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 50% Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Air Transportation Portfolio	0.3	0.3
Fidelity Automotive Portfolio	0.3	0.6
Fidelity Banking Portfolio	1.2	1.3
Fidelity Biotechnology Portfolio	0.0*	0.7
Fidelity Blue Chip Growth Fund	1.0	0.9
Fidelity Blue Chip Value Fund	0.3	0.0
Fidelity Brokerage and Investment Management Portfolio	1.5	1.9
Fidelity Capital Appreciation Fund	0.0*	0.1
Fidelity Chemicals Portfolio	1.3	0.7
Fidelity Communications Equipment Portfolio	0.3	0.4
Fidelity Computers Portfolio	0.7	0.8
Fidelity Construction and Housing Portfolio	0.6	0.7
Fidelity Consumer Discretionary Portfolio	1.5	1.5
Fidelity Consumer Finance Portfolio	0.1	0.2
Fidelity Consumer Staples Portfolio	1.7	2.4
Fidelity Contrafund	0.0*	0.2
Fidelity Defense and Aerospace Portfolio	0.0*	0.0*
Fidelity Disciplined Equity Fund	0.2	0.4
Fidelity Dividend Growth Fund	0.0*	0.0*
Fidelity Electronics Portfolio	0.6	0.3
Fidelity Energy Portfolio	2.4	1.4
Fidelity Energy Service Portfolio	1.3	0.9
Fidelity Environmental and Alternative Energy Portfolio	0.0*	0.0*
Fidelity Equity Dividend Income Fund	0.0*	0.0*
Fidelity Equity-Income Fund	0.3	0.8
Fidelity Financial Services Portfolio	1.7	1.6
Fidelity Fund	0.0*	0.0*
Fidelity Global Commodity Stock Fund	0.0*	0.0*
Fidelity Gold Portfolio	0.0*	0.0*
Fidelity Growth & Income Portfolio	0.1	0.7
Fidelity Growth Company Fund	0.1	0.1
Fidelity Growth Discovery Fund	0.3	0.2
Fidelity Health Care Portfolio	2.8	2.4
Fidelity Independence Fund	0.7	0.1
Fidelity Industrial Equipment Portfolio	0.7	1.1

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Industrials Portfolio	2.1	2.3
Fidelity Insurance Portfolio	0.8	1.0
Fidelity IT Services Portfolio	0.1	0.5
Fidelity Large Cap Stock Fund	2.0	1.6
Fidelity Leisure Portfolio	0.1	0.1
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Low-Priced Stock Fund	0.0*	0.1
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.3	0.2
Fidelity Medical Delivery Portfolio	0.2	0.2
Fidelity Medical Equipment and Systems Portfolio	0.0*	0.0*
Fidelity Mega Cap Stock Fund	1.1	1.6
Fidelity Mid Cap Value Fund	0.0*	0.0*
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	0.6	0.9
Fidelity Nasdaq Composite Index Fund	0.0*	0.0*
Fidelity Natural Gas Portfolio	0.1	0.0*
Fidelity Natural Resources Portfolio	0.0*	0.0*
Fidelity New Millennium Fund	1.8	0.7
Fidelity OTC Portfolio	0.5	0.7
Fidelity Pharmaceuticals Portfolio	0.8	0.7
Fidelity Real Estate Investment Portfolio	0.1	0.0*
Fidelity Retailing Portfolio	0.3	0.3
Fidelity Series Commodity Strategy Fund	0.0*	0.0*
Fidelity Small Cap Discovery Fund	0.1	0.8
Fidelity Small Cap Growth Fund	0.0*	0.0*
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.0*	0.0*
Fidelity Software and Computer Services Portfolio	1.7	2.3
Fidelity Stock Selector Large Cap Value Fund	0.3	0.0*
Fidelity Technology Portfolio	1.6	1.2
Fidelity Telecom and Utilities Fund	0.0*	0.0*
Fidelity Telecommunications Portfolio	0.3	0.4
Fidelity Transportation Portfolio	0.5	0.5
Fidelity Utilities Portfolio	0.2	0.2
Fidelity Value Discovery Fund	0.2	0.0
Fidelity Value Fund	0.8	0.5
Fidelity Value Strategies Fund	0.0*	0.0*
Spartan 500 Index Fund Investor Class	0.0*	0.0*
Spartan Extended Market Index Fund Investor Class	0.1	0.3
Spartan Total Market Index Fund Investor Class	0.1	0.3
VIP Mid Cap Portfolio Investor Class	0.0*	0.0*
	38.8	40.1
Fund Holdings as of June 30, 2014 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
International Equity Funds
Fidelity Canada Fund	0.0*	0.0*
Fidelity China Region Fund	0.0*	0.0*
Fidelity Diversified International Fund	2.5	2.5
Fidelity Emerging Asia Fund	0.5	0.5
Fidelity Emerging Markets Fund	0.9	0.9
Fidelity Europe Capital Appreciation Fund	0.0	0.1
Fidelity Europe Fund	2.6	2.1
Fidelity International Capital Appreciation Fund	0.5	0.4
Fidelity International Discovery Fund	3.7	4.5
Fidelity International Growth Fund	0.1	0.2
Fidelity International Real Estate Fund	0.0*	0.0*
Fidelity International Small Cap Fund	0.3	0.8
Fidelity International Small Cap Opportunities Fund	0.7	0.5
Fidelity International Value Fund	0.3	0.3
Fidelity Japan Fund	0.1	0.1
Fidelity Japan Smaller Companies Fund	0.3	0.9
Fidelity Latin America Fund	0.0*	0.0*
Fidelity Nordic Fund	0.4	0.2
Fidelity Overseas Fund	1.3	0.1
Fidelity Pacific Basin Fund	0.2	0.3
Spartan International Index Fund Investor Class	2.3	2.6
	16.7	17.0
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	1.5	1.7
Fidelity Focused High Income Fund	0.2	0.2
Fidelity High Income Fund	1.0	1.0
Fidelity New Markets Income Fund	0.5	0.2
Fidelity Real Estate Income Fund	0.4	0.0*
Spartan U.S. Bond Index Fund Investor Class	35.5	33.8
	39.1	36.9
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	5.2	5.7
Fidelity Select Money Market Portfolio	0.2	0.3
	5.4	6.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2014
Domestic Equity Funds	38.8%
International Equity Funds	16.7%
Fixed-Income Funds	39.1%
Money Market Funds	5.4%

As of December 31, 2013
Domestic Equity Funds	40.1%
International Equity Funds	17.0%
Fixed-Income Funds	36.9%
Money Market Funds	6.0%

Semiannual Report

VIP FundsManager 50% Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.5%
	Shares	Value
Domestic Equity Funds - 38.8%
Fidelity Air Transportation Portfolio (c)	185,824	$ 12,151,009
Fidelity Automotive Portfolio (c)	238,080	12,903,917
Fidelity Banking Portfolio (c)	2,018,474	52,944,565
Fidelity Biotechnology Portfolio (c)	336	67,322
Fidelity Blue Chip Growth Fund (c)	660,026	44,822,364
Fidelity Blue Chip Value Fund (c)	878,332	13,596,580
Fidelity Brokerage and Investment Management Portfolio (c)	901,440	65,859,177
Fidelity Capital Appreciation Fund (c)	3,223	121,432
Fidelity Chemicals Portfolio (c)	363,653	55,598,871
Fidelity Communications Equipment Portfolio (c)	422,928	13,660,571
Fidelity Computers Portfolio (c)	399,262	31,234,303
Fidelity Construction and Housing Portfolio (c)	439,412	23,820,518
Fidelity Consumer Discretionary Portfolio (c)	2,053,399	65,749,841
Fidelity Consumer Finance Portfolio (c)	404,172	6,309,117
Fidelity Consumer Staples Portfolio (c)	783,920	72,810,476
Fidelity Contrafund (c)	752	74,670
Fidelity Defense and Aerospace Portfolio (c)	13,871	1,617,510
Fidelity Disciplined Equity Fund (c)	307,079	10,505,162
Fidelity Dividend Growth Fund (c)	4,379	165,116
Fidelity Electronics Portfolio (c)	342,692	26,681,992
Fidelity Energy Portfolio (c)	1,648,656	101,722,062
Fidelity Energy Service Portfolio (c)	573,060	56,285,970
Fidelity Environmental and Alternative Energy Portfolio (c)	16,977	410,667
Fidelity Equity Dividend Income Fund (c)	550	14,390
Fidelity Equity-Income Fund (c)	225,573	14,161,503
Fidelity Financial Services Portfolio (c)	846,208	71,301,472
Fidelity Fund (c)	753	34,209
Fidelity Global Commodity Stock Fund (c)	4,619	70,434
Fidelity Gold Portfolio (a)(c)	5,877	137,995
Fidelity Growth & Income Portfolio (c)	80,757	2,383,137
Fidelity Growth Company Fund (c)	21,574	2,737,554
Fidelity Growth Discovery Fund (c)	608,851	14,046,195
Fidelity Health Care Portfolio (c)	576,665	119,179,412
Fidelity Independence Fund (c)	755,003	30,328,485
Fidelity Industrial Equipment Portfolio (c)	683,940	29,341,027
Fidelity Industrials Portfolio (c)	2,753,740	90,956,026
Fidelity Insurance Portfolio (c)	520,616	34,683,462
Fidelity IT Services Portfolio (c)	120,394	4,396,790
Fidelity Large Cap Stock Fund (c)	3,011,522	84,473,199
Fidelity Leisure Portfolio (c)	26,974	3,578,849
Fidelity Leveraged Company Stock Fund (c)	774	35,886
Fidelity Low-Priced Stock Fund (c)	1,064	55,198
Fidelity Magellan Fund (c)	130	11,994
Fidelity Materials Portfolio (c)	158,859	14,003,379
Fidelity Medical Delivery Portfolio (c)	106,351	7,993,350

	Shares	Value
Fidelity Medical Equipment and Systems Portfolio (c)	16,183	$ 617,064
Fidelity Mega Cap Stock Fund (c)	2,893,174	47,563,782
Fidelity Mid Cap Value Fund (c)	21,426	514,876
Fidelity Mid-Cap Stock Fund (c)	6,848	269,878
Fidelity Multimedia Portfolio (c)	329,504	26,986,378
Fidelity Nasdaq Composite Index Fund (c)	10,556	616,795
Fidelity Natural Gas Portfolio (c)	49,292	2,274,313
Fidelity Natural Resources Portfolio (c)	3,582	155,404
Fidelity New Millennium Fund (c)	1,811,632	76,016,058
Fidelity OTC Portfolio (c)	233,694	19,307,786
Fidelity Pharmaceuticals Portfolio (c)	1,578,775	33,106,906
Fidelity Real Estate Investment Portfolio (c)	160,878	6,005,574
Fidelity Retailing Portfolio (c)	134,391	10,887,005
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	9,206
Fidelity Small Cap Discovery Fund (c)	115,949	3,606,000
Fidelity Small Cap Growth Fund (c)	4,989	97,676
Fidelity Small Cap Stock Fund (c)	9,757	194,264
Fidelity Small Cap Value Fund (c)	9,762	203,056
Fidelity Software and Computer Services Portfolio (c)	641,426	75,399,666
Fidelity Stock Selector Large Cap Value Fund (c)	848,896	14,142,601
Fidelity Technology Portfolio (c)	585,258	70,939,106
Fidelity Telecom and Utilities Fund (c)	10,011	246,660
Fidelity Telecommunications Portfolio (c)	192,135	11,799,038
Fidelity Transportation Portfolio (c)	269,029	22,361,669
Fidelity Utilities Portfolio (c)	102,636	7,980,948
Fidelity Value Discovery Fund (c)	443,104	10,439,528
Fidelity Value Fund (c)	311,034	35,209,004
Fidelity Value Strategies Fund (c)	293	12,694
Spartan 500 Index Fund Investor Class (c)	2,973	207,562
Spartan Extended Market Index Fund Investor Class (c)	53,294	2,974,846
Spartan Total Market Index Fund Investor Class (c)	54,033	3,117,732
VIP Mid Cap Portfolio Investor Class (c)	10,053	376,799
TOTAL DOMESTIC EQUITY FUNDS		1,676,677,032
International Equity Funds - 16.7%
Fidelity Canada Fund (c)	2,644	170,096
Fidelity China Region Fund (c)	44,327	1,498,236
Fidelity Diversified International Fund (c)	2,782,426	105,843,490
Fidelity Emerging Asia Fund (c)	658,507	21,520,007
Fidelity Emerging Markets Fund (c)	1,500,283	38,617,294
Fidelity Europe Fund (c)	2,791,580	112,835,651
Fidelity International Capital Appreciation Fund (c)	1,305,084	22,786,773
Fidelity International Discovery Fund (c)	3,823,827	157,465,200
Fidelity International Growth Fund (c)	487,707	5,589,117
Fidelity International Real Estate Fund (c)	14,690	161,447
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity International Small Cap Fund (c)	523,437	$ 14,473,035
Fidelity International Small Cap Opportunities Fund (c)	2,039,219	30,404,760
Fidelity International Value Fund (c)	1,154,582	10,691,430
Fidelity Japan Fund (c)	181,051	2,203,386
Fidelity Japan Smaller Companies Fund (c)	927,277	12,629,512
Fidelity Latin America Fund (c)	645	21,243
Fidelity Nordic Fund (c)	371,784	18,191,407
Fidelity Overseas Fund (c)	1,371,718	57,420,129
Fidelity Pacific Basin Fund (c)	340,365	9,911,431
Spartan International Index Fund Investor Class (c)	2,301,247	97,526,834
TOTAL INTERNATIONAL EQUITY FUNDS		719,960,478
TOTAL EQUITY FUNDS (Cost $2,000,167,579)		2,396,637,510
Fixed-Income Funds - 39.1%

Fidelity Floating Rate High Income Fund (c)	6,321,941	63,156,192
Fidelity Focused High Income Fund (c)	833,457	7,567,786
Fidelity High Income Fund (c)	4,799,374	45,594,054
Fidelity New Markets Income Fund (c)	1,309,354	22,010,237

	Shares	Value
Fidelity Real Estate Income Fund (c)	1,309,602	$ 15,649,746
Spartan U.S. Bond Index Fund Investor Class (c)	131,681,414	1,535,405,286
TOTAL FIXED-INCOME FUNDS (Cost $1,668,214,252)		1,689,383,301
Money Market Funds - 5.4%

Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c)	225,681,493	225,681,493
Fidelity Select Money Market Portfolio 0.01% (b)(c)	10,216,172	10,216,172
TOTAL MONEY MARKET FUNDS (Cost $235,897,665)		235,897,665
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,904,279,496)	4,321,918,476
NET OTHER ASSETS (LIABILITIES) - 0.0%	(911,042)
NET ASSETS - 100%	$ 4,321,007,434
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 10,870,505	$ 155,509	$ -	$ 4,949	$ 12,151,009
Fidelity Automotive Portfolio	21,453,398	1,600,932	9,805,621	8,927	12,903,917
Fidelity Banking Portfolio	43,657,362	9,425,353	271,175	137,587	52,944,565
Fidelity Biotechnology Portfolio	22,936,543	-	24,212,312	-	67,322
Fidelity Blue Chip Growth Fund	31,205,529	10,810,998	-	-	44,822,364
Fidelity Blue Chip Value Fund	-	12,898,264	-	-	13,596,580
Fidelity Brokerage and Investment Management Portfolio	63,762,714	7,416,062	4,041,468	97,262	65,859,177
Fidelity Canada Fund	154,154	-	-	-	170,096
Fidelity Capital Appreciation Fund	2,203,863	-	2,100,000	-	121,432
Fidelity Chemicals Portfolio	22,984,107	30,656,756	-	74,317	55,598,871
Fidelity China Region Fund	1,496,463	-	-	-	1,498,236
Fidelity Communications Equipment Portfolio	11,905,092	612,914	-	1,614	13,660,571
Fidelity Computers Portfolio	28,580,421	1,118,216	69,409	52,696	31,234,303
Fidelity Construction and Housing Portfolio	22,375,540	1,832,314	267,670	19,415	23,820,518
Fidelity Consumer Discretionary Portfolio	49,761,238	17,348,800	145,003	14,190	65,749,841
Fidelity Consumer Finance Portfolio	7,384,535	456,786	1,169,945	14,749	6,309,117
Fidelity Consumer Staples Portfolio	82,262,236	4,901,156	16,100,000	188,995	72,810,476
Fidelity Contrafund	6,879,234	1,108,222	8,100,000	-	74,670
Fidelity Defense and Aerospace Portfolio	1,626,260	65,298	-	2,778	1,617,510
Fidelity Disciplined Equity Fund	12,943,925	1,028,375	4,239,497	-	10,505,162
Fidelity Diversified International Fund	85,047,614	38,787,386	21,043,840	-	105,843,490
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Dividend Growth Fund	$ 154,957	$ -	$ -	$ -	$ 165,116
Fidelity Electronics Portfolio	8,492,416	15,218,464	-	12,163	26,681,992
Fidelity Emerging Asia Fund	18,099,927	2,203,411	106,446	-	21,520,007
Fidelity Emerging Markets Fund	30,608,006	5,882,633	238,863	-	38,617,294
Fidelity Energy Portfolio	47,967,394	54,351,238	9,425,452	128,544	101,722,062
Fidelity Energy Service Portfolio	31,966,985	20,038,374	2,810,219	11,080	56,285,970
Fidelity Environmental and Alternative Energy Portfolio	387,084	492	-	51	410,667
Fidelity Equity Dividend Income Fund	13,416	133	-	133	14,390
Fidelity Equity-Income Fund	26,381,003	10,736,509	24,000,000	114,064	14,161,503
Fidelity Europe Capital Appreciation Fund	1,779,295	16,244	-	16,244	-
Fidelity Europe Fund	71,684,771	36,638,754	1,146,816	-	112,835,651
Fidelity Financial Services Portfolio	53,716,017	18,177,280	2,633,832	85,255	71,301,472
Fidelity Floating Rate High Income Fund	56,083,137	7,110,280	216,682	976,471	63,156,192
Fidelity Focused High Income Fund	7,251,058	252,414	-	164,618	7,567,786
Fidelity Fund	32,123	-	-	-	34,209
Fidelity Global Commodity Stock Fund	65,261	-	-	-	70,434
Fidelity Gold Portfolio	105,612	-	-	-	137,995
Fidelity Growth & Income Portfolio	22,508,160	9,169	20,071,100	9,169	2,383,137
Fidelity Growth Company Fund	4,484,663	26,299	2,000,000	-	2,737,554
Fidelity Growth Discovery Fund	7,535,082	6,630,076	1,000,000	-	14,046,195
Fidelity Health Care Portfolio	80,076,772	49,844,563	19,307,967	-	119,179,412
Fidelity High Income Fund	34,753,759	10,347,510	38,208	1,042,229	45,594,054
Fidelity Independence Fund	2,166,780	29,600,000	2,000,000	-	30,328,485
Fidelity Industrial Equipment Portfolio	36,454,898	3,068,672	8,000,000	81,152	29,341,027
Fidelity Industrials Portfolio	79,138,311	21,258,316	8,103,453	121,267	90,956,026
Fidelity Institutional Prime Money Market Portfolio Class I	193,114,698	58,827,442	26,260,648	10,359	225,681,493
Fidelity Insurance Portfolio	34,275,979	1,843,590	601,927	91,133	34,683,462
Fidelity International Capital Appreciation Fund	13,558,285	8,436,682	172,950	-	22,786,773
Fidelity International Discovery Fund	155,124,844	12,655,226	12,777,154	-	157,465,200
Fidelity International Growth Fund	5,481,822	-	-	-	5,589,117
Fidelity International Real Estate Fund	149,401	-	-	-	161,447
Fidelity International Small Cap Fund	28,772,812	-	14,729,505	-	14,473,035
Fidelity International Small Cap Opportunities Fund	16,795,337	14,321,315	2,288,170	-	30,404,760
Fidelity International Value Fund	10,637,089	-	185,013	-	10,691,430
Fidelity IT Services Portfolio	17,782,991	824,433	13,453,360	-	4,396,790
Fidelity Japan Fund	2,179,850	-	-	-	2,203,386
Fidelity Japan Smaller Companies Fund	31,243,206	-	18,176,000	-	12,629,512
Fidelity Large Cap Stock Fund	53,850,480	28,813,837	331,186	261,289	84,473,199
Fidelity Latin America Fund	20,172	-	-	-	21,243
Fidelity Leisure Portfolio	3,477,945	107,279	-	9,767	3,578,849
Fidelity Leveraged Company Stock Fund	33,485	-	-	-	35,886
Fidelity Low-Priced Stock Fund	3,231,719	-	3,200,000	-	55,198
Fidelity Magellan Fund	11,241	701	-	22	11,994
Fidelity Materials Portfolio	5,958,829	7,560,952	-	10,576	14,003,379
Fidelity Medical Delivery Portfolio	7,453,627	295,080	-	-	7,993,350
Fidelity Medical Equipment and Systems Portfolio	547,281	29,983	-	-	617,064
Fidelity Mega Cap Stock Fund	54,268,895	18,998,063	28,409,704	-	47,563,782
Fidelity Mid Cap Value Fund	473,960	10,171	-	147	514,876
Fidelity Mid-Cap Stock Fund	927,714	18,100	700,000	-	269,878
Fidelity Multimedia Portfolio	30,727,011	439,727	4,400,000	1,941	26,986,378
Fidelity Nasdaq Composite Index Fund	581,474	274	-	-	616,795
Fidelity Natural Gas Portfolio	224,625	2,000,434	-	202	2,274,313
Fidelity Natural Resources Portfolio	131,404	798	-	14	155,404
Fidelity New Markets Income Fund	7,301,936	13,873,704	35,214	251,993	22,010,237
Fidelity New Millennium Fund	24,710,327	48,125,273	558,517	-	76,016,058
Fidelity Nordic Fund	7,476,087	9,320,305	-	-	18,191,407
Fidelity OTC Portfolio	24,811,439	10,063,712	16,575,043	-	19,307,786
Fidelity Overseas Fund	2,115,407	53,522,454	-	-	57,420,129
Fidelity Pacific Basin Fund	9,414,498	-	-	-	9,911,431
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Pharmaceuticals Portfolio	$ 25,515,323	$ 4,944,603	$ 56,887	$ 113,974	$ 33,106,906
Fidelity Real Estate Income Fund	107,384	15,396,581	-	158,483	15,649,746
Fidelity Real Estate Investment Portfolio	159,956	5,754,462	-	24,210	6,005,574
Fidelity Retailing Portfolio	11,338,726	449,193	81,602	3,087	10,887,005
Fidelity Select Money Market Portfolio	10,214,841	1,330	-	513	10,216,172
Fidelity Series Commodity Strategy Fund	8,628	-	-	-	9,206
Fidelity Small Cap Discovery Fund	27,965,478	156,324	23,979,004	2,328	3,606,000
Fidelity Small Cap Growth Fund	96,130	-	-	-	97,676
Fidelity Small Cap Stock Fund	185,291	17,750	-	549	194,264
Fidelity Small Cap Value Fund	195,636	-	-	-	203,056
Fidelity Software and Computer Services Portfolio	78,372,926	8,925,015	11,171,770	-	75,399,666
Fidelity Stock Selector Large Cap Value Fund	504,762	13,338,764	-	-	14,142,601
Fidelity Technology Portfolio	42,452,935	29,346,548	158,417	-	70,939,106
Fidelity Telecom and Utilities Fund	216,526	3,984	-	3,984	246,660
Fidelity Telecommunications Portfolio	13,450,208	2,084,240	3,912,050	199,977	11,799,038
Fidelity Transportation Portfolio	16,686,513	3,465,870	-	28,410	22,361,669
Fidelity Utilities Portfolio	6,386,832	4,995,495	3,966,717	12,503	7,980,948
Fidelity Value Discovery Fund	-	10,325,069	-	-	10,439,528
Fidelity Value Fund	18,208,133	14,578,998	-	-	35,209,004
Fidelity Value Strategies Fund	11,986	-	-	-	12,694
Spartan 500 Index Fund Investor Class	193,825	844	-	844	207,562
Spartan Extended Market Index Fund Investor Class	8,509,059	43,841	5,940,000	5,821	2,974,846
Spartan International Index Fund Investor Class	87,515,519	6,526,285	233,377	573,055	97,526,834
Spartan Total Market Index Fund Investor Class	8,789,820	11,527	5,925,000	11,527	3,117,732
Spartan U.S. Bond Index Fund Investor Class	1,153,386,318	349,470,167	1,156,161	15,828,797	1,535,405,286
VIP Mid Cap Portfolio Investor Class	358,602	5,569	-	-	376,799
Total	$ 3,409,094,847	$ 1,191,566,166	$ 392,100,354	$ 20,985,424	$ 4,321,918,476
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $3,904,279,496) - See accompanying schedule		$ 4,321,918,476
Receivable for investments sold		26,817,352
Receivable for fund shares sold		7,811,320
Total assets		4,356,547,148

Liabilities
Payable for investments purchased	$ 34,792,157
Payable for fund shares redeemed	31,529
Accrued management fee	704,548
Distribution and service plan fees payable	11,480
Total liabilities		35,539,714

Net Assets		$ 4,321,007,434
Net Assets consist of:
Paid in capital		$ 3,814,851,475
Undistributed net investment income		17,087,994
Accumulated undistributed net realized gain (loss) on investments		71,428,985
Net unrealized appreciation (depreciation) on investments		417,638,980
Net Assets		$ 4,321,007,434

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($91,289 ÷ 7,285 shares)	$ 12.53

Service Class 2: Net Asset Value, offering price and redemption price per share ($92,103,341 ÷ 7,376,716 shares)	$ 12.49

Investor Class: Net Asset Value, offering price and redemption price per share ($4,228,812,804 ÷ 337,519,257 shares)	$ 12.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 50% Portfolio
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 20,985,424

Expenses
Management fee	$ 4,780,998
Distribution and service plan fees	112,858
Independent trustees' compensation	7,052
Total expenses before reductions	4,900,908
Expense reductions	(1,003,478)	3,897,430
Net investment income (loss)		17,087,994
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	30,069,980
Capital gain distributions from underlying funds	43,195,224
Total net realized gain (loss)		73,265,204
Change in net unrealized appreciation (depreciation) on underlying funds		83,287,837
Net gain (loss)		156,553,041
Net increase (decrease) in net assets resulting from operations		$ 173,641,035

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,087,994	$ 31,722,891
Net realized gain (loss)	73,265,204	77,920,322
Change in net unrealized appreciation (depreciation)	83,287,837	222,867,946
Net increase (decrease) in net assets resulting from operations	173,641,035	332,511,159
Distributions to shareholders from net investment income	-	(31,865,189)
Distributions to shareholders from net realized gain	(2,690,573)	(18,085,537)
Total distributions	(2,690,573)	(49,950,726)
Share transactions - net increase (decrease)	741,521,831	1,696,818,975
Total increase (decrease) in net assets	912,472,293	1,979,379,408

Net Assets
Beginning of period	3,408,535,141	1,429,155,733
End of period (including undistributed net investment income of $17,087,994 and undistributed net investment income of $0, respectively)	$ 4,321,007,434	$ 3,408,535,141

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 10.62	$ 9.78	$ 10.02	$ 9.11	$ 7.80
Income from Investment Operations
Net investment income (loss) E	.05	.15	.18	.19	.17	.17
Net realized and unrealized gain (loss)	.48	1.42	.82	(.23)	.91	1.30
Total from investment operations	.53	1.57	1.00	(.04)	1.08	1.47
Distributions from net investment income	-	(.12)	(.13)	(.18)	(.16)	(.15)
Distributions from net realized gain	(.01)	(.07)	(.03)	(.02)	(.02)	(.01)
Total distributions	(.01)	(.18)I	(.16)	(.20)	(.17)H	(.16)
Net asset value, end of period	$ 12.53	$ 12.01	$ 10.62	$ 9.78	$ 10.02	$ 9.11
Total ReturnB, C, D	4.41%	14.79%	10.24%	(.42)%	11.89%	18.82%
Ratios to Average Net AssetsF, G
Expenses before reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.89%A	1.33%	1.77%	1.84%	1.78%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 80	$ 72	$ 59	$ 62	$ 58
Portfolio turnover rateF	20%A	15%	15%	14%	16%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.018 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.065 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 10.59	$ 9.75	$ 10.01	$ 9.10	$ 7.79
Income from Investment Operations
Net investment income (loss) E	.05	.13	.17	.17	.15	.16
Net realized and unrealized gain (loss)	.47	1.42	.82	(.24)	.92	1.30
Total from investment operations	.52	1.55	.99	(.07)	1.07	1.46
Distributions from net investment income	-	(.10)	(.12)	(.17)	(.14)	(.14)
Distributions from net realized gain	(.01)	(.07)	(.03)	(.02)	(.02)	(.01)
Total distributions	(.01)	(.16)H	(.15)	(.19)	(.16)	(.15)
Net asset value, end of period	$ 12.49	$ 11.98	$ 10.59	$ 9.75	$ 10.01	$ 9.10
Total ReturnB, C, D	4.34%	14.66%	10.12%	(.68)%	11.75%	18.76%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.75%A	1.18%	1.62%	1.69%	1.63%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,103	$ 89,164	$ 81,647	$ 17,800	$ 1,030	$ 550
Portfolio turnover rateF	20%A	15%	15%	14%	16%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 10.61	$ 9.78	$ 10.02	$ 9.11	$ 7.79
Income from Investment Operations
Net investment income (loss) E	.05	.15	.18	.19	.17	.17
Net realized and unrealized gain (loss)	.48	1.43	.81	(.23)	.91	1.31
Total from investment operations	.53	1.58	.99	(.04)	1.08	1.48
Distributions from net investment income	-	(.12)	(.13)	(.18)	(.16)	(.15)
Distributions from net realized gain	(.01)	(.07)	(.03)	(.02)	(.02)	(.01)
Total distributions	(.01)	(.18)I	(.16)	(.20)	(.17)H	(.16)
Net asset value, end of period	$ 12.53	$ 12.01	$ 10.61	$ 9.78	$ 10.02	$ 9.11
Total ReturnB, C, D	4.41%	14.90%	10.13%	(.42)%	11.89%	18.98%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.90%A	1.33%	1.77%	1.84%	1.78%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,228,813	$ 3,319,291	$ 1,347,437	$ 747,577	$ 671,632	$ 520,243
Portfolio turnover rateF	20%A	15%	15%	14%	16%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.018 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 60% Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Air Transportation Portfolio	0.3	0.2
Fidelity Automotive Portfolio	0.2	0.3
Fidelity Banking Portfolio	2.3	2.3
Fidelity Biotechnology Portfolio	0.1	0.4
Fidelity Blue Chip Growth Fund	0.2	0.1
Fidelity Blue Chip Value Fund	0.1	0.0
Fidelity Brokerage and Investment Management Portfolio	0.9	1.2
Fidelity Capital Appreciation Fund	0.0*	0.2
Fidelity Chemicals Portfolio	1.6	0.6
Fidelity Communications Equipment Portfolio	0.3	0.3
Fidelity Computers Portfolio	1.4	1.5
Fidelity Construction and Housing Portfolio	0.6	0.7
Fidelity Consumer Discretionary Portfolio	2.5	2.7
Fidelity Consumer Finance Portfolio	0.3	0.8
Fidelity Consumer Staples Portfolio	2.7	3.1
Fidelity Contrafund	0.0*	0.0*
Fidelity Defense and Aerospace Portfolio	0.0*	0.0*
Fidelity Disciplined Equity Fund	0.0*	0.0*
Fidelity Dividend Growth Fund	0.0*	0.0*
Fidelity Electronics Portfolio	0.9	0.4
Fidelity Energy Portfolio	3.5	2.2
Fidelity Energy Service Portfolio	1.6	1.1
Fidelity Environmental and Alternative Energy Portfolio	0.0*	0.0*
Fidelity Equity Dividend Income Fund	0.0*	0.0*
Fidelity Equity-Income Fund	0.1	0.1
Fidelity Financial Services Portfolio	3.3	2.5
Fidelity Fund	0.0*	0.0*
Fidelity Global Commodity Stock Fund	0.0*	0.0*
Fidelity Gold Portfolio	0.0*	0.0*
Fidelity Growth & Income Portfolio	0.0*	0.0*
Fidelity Growth Company Fund	0.4	0.4
Fidelity Growth Discovery Fund	0.3	0.2
Fidelity Health Care Portfolio	4.2	4.6
Fidelity Independence Fund	0.3	0.2
Fidelity Industrial Equipment Portfolio	1.4	2.0

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Industrials Portfolio	2.9	3.3
Fidelity Insurance Portfolio	1.1	1.9
Fidelity IT Services Portfolio	0.0*	1.3
Fidelity Large Cap Stock Fund	1.2	1.1
Fidelity Leisure Portfolio	0.3	0.3
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Low-Priced Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.4	0.1
Fidelity Medical Delivery Portfolio	0.0*	0.0*
Fidelity Medical Equipment and Systems Portfolio	0.0*	0.0*
Fidelity Mega Cap Stock Fund	0.1	0.5
Fidelity Mid Cap Value Fund	0.0*	0.0*
Fidelity Mid-Cap Stock Fund	0.0*	0.1
Fidelity Multimedia Portfolio	0.7	0.8
Fidelity Natural Gas Portfolio	0.0*	0.0*
Fidelity Natural Resources Portfolio	0.1	0.1
Fidelity New Millennium Fund	0.3	0.2
Fidelity OTC Portfolio	0.4	0.8
Fidelity Pharmaceuticals Portfolio	1.6	1.4
Fidelity Real Estate Investment Portfolio	0.2	0.0*
Fidelity Retailing Portfolio	0.5	0.8
Fidelity Series Commodity Strategy Fund	0.0*	0.0*
Fidelity Small Cap Discovery Fund	0.0*	0.1
Fidelity Small Cap Growth Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.0*	0.1
Fidelity Software and Computer Services Portfolio	2.3	3.0
Fidelity Stock Selector All Cap Fund	0.0*	0.0*
Fidelity Stock Selector Large Cap Value Fund	0.0*	0.0*
Fidelity Technology Portfolio	3.0	1.3
Fidelity Telecom and Utilities Fund	0.0*	0.0*
Fidelity Telecommunications Portfolio	0.4	0.9
Fidelity Transportation Portfolio	0.5	0.3
Fidelity Utilities Portfolio	0.5	0.4
Fidelity Value Discovery Fund	0.0*	0.0
Fidelity Value Fund	0.1	0.0*
Fidelity Value Strategies Fund	0.0*	0.0*
Spartan 500 Index Fund Investor Class	0.0*	0.0*
Spartan Total Market Index Fund Investor Class	0.0*	0.3
VIP Industrials Portfolio Investor Class	0.0*	0.0*
VIP Mid Cap Portfolio Investor Class	0.0*	0.0*
	46.1	47.2
Fund Holdings as of June 30, 2014 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
International Equity Funds
Fidelity Canada Fund	0.0*	0.0*
Fidelity China Region Fund	0.2	0.2
Fidelity Diversified International Fund	2.9	3.5
Fidelity Emerging Asia Fund	0.7	0.9
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	0.0*	0.0*
Fidelity Emerging Markets Discovery Fund	0.0*	0.0*
Fidelity Emerging Markets Fund	0.2	0.4
Fidelity Europe Capital Appreciation Fund	0.0	0.1
Fidelity Europe Fund	0.9	0.2
Fidelity International Capital Appreciation Fund	1.2	1.3
Fidelity International Discovery Fund	4.2	6.1
Fidelity International Growth Fund	0.4	0.4
Fidelity International Real Estate Fund	0.0*	0.0*
Fidelity International Small Cap Fund	0.4	0.5
Fidelity International Small Cap Opportunities Fund	0.7	0.7
Fidelity International Value Fund	0.4	0.4
Fidelity Japan Fund	0.0*	0.0*
Fidelity Japan Smaller Companies Fund	0.3	0.7
Fidelity Latin America Fund	0.0*	0.0*
Fidelity Nordic Fund	0.7	0.6
Fidelity Overseas Fund	3.1	0.1
Fidelity Pacific Basin Fund	0.7	0.6
Spartan International Index Fund Investor Class	3.0	3.0
	20.0	19.7
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	1.5	1.6
Fidelity Focused High Income Fund	0.4	0.4
Fidelity High Income Fund	0.8	0.8
Fidelity New Markets Income Fund	0.5	0.3
Fidelity Real Estate Income Fund	0.3	0.0*
Spartan U.S. Bond Index Fund Investor Class	30.4	28.5
	33.9	31.6
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	0.0*	1.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2014
Domestic Equity Funds	46.1%
International Equity Funds	20.0%
Fixed-Income Funds	33.9%
Money Market Funds	0.0%*

As of December 31, 2013
Domestic Equity Funds	47.2%
International Equity Funds	19.7%
Fixed-Income Funds	31.6%
Money Market Funds	1.5%

Semiannual Report

VIP FundsManager 60% Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 66.1%
	Shares	Value
Domestic Equity Funds - 46.1%
Fidelity Air Transportation Portfolio (c)	256,112	$ 16,747,132
Fidelity Automotive Portfolio (c)	270,266	14,648,418
Fidelity Banking Portfolio (c)	5,704,318	149,624,256
Fidelity Biotechnology Portfolio (c)	16,235	3,251,613
Fidelity Blue Chip Growth Fund (c)	152,764	10,374,190
Fidelity Blue Chip Value Fund (c)	440,404	6,817,457
Fidelity Brokerage and Investment Management Portfolio (c)	832,340	60,810,788
Fidelity Capital Appreciation Fund (c)	13,239	498,849
Fidelity Chemicals Portfolio (c)	684,873	104,710,195
Fidelity Communications Equipment Portfolio (c)	511,709	16,528,206
Fidelity Computers Portfolio (c)	1,147,932	89,802,746
Fidelity Construction and Housing Portfolio (c)	734,966	39,842,527
Fidelity Consumer Discretionary Portfolio (c)	5,261,434	168,471,130
Fidelity Consumer Finance Portfolio (c)	1,276,879	19,932,076
Fidelity Consumer Staples Portfolio (c)	1,925,613	178,850,923
Fidelity Contrafund (c)	1,624	161,280
Fidelity Defense and Aerospace Portfolio (c)	17,440	2,033,725
Fidelity Disciplined Equity Fund (c)	32,851	1,123,842
Fidelity Dividend Growth Fund (c)	2,056	77,522
Fidelity Electronics Portfolio (c)	723,380	56,322,392
Fidelity Energy Portfolio (c)	3,720,578	229,559,643
Fidelity Energy Service Portfolio (c)	1,099,319	107,975,127
Fidelity Environmental and Alternative Energy Portfolio (c)	4,669	112,936
Fidelity Equity Dividend Income Fund (c)	5,236	136,987
Fidelity Equity-Income Fund (c)	80,831	5,074,586
Fidelity Financial Services Portfolio (c)	2,593,736	218,548,217
Fidelity Fund (c)	2,027	92,070
Fidelity Global Commodity Stock Fund (c)	13,776	210,088
Fidelity Gold Portfolio (a)(c)	28,629	672,209
Fidelity Growth & Income Portfolio (c)	33,921	1,001,001
Fidelity Growth Company Fund (c)	190,231	24,138,367
Fidelity Growth Discovery Fund (c)	860,905	19,861,073
Fidelity Health Care Portfolio (c)	1,353,711	279,771,426
Fidelity Independence Fund (c)	450,381	18,091,800
Fidelity Industrial Equipment Portfolio (c)	2,224,377	95,425,772
Fidelity Industrials Portfolio (c)	5,886,114	194,418,340
Fidelity Insurance Portfolio (c)	1,113,025	74,149,745
Fidelity IT Services Portfolio (c)	67,533	2,466,305
Fidelity Large Cap Stock Fund (c)	2,816,909	79,014,296
Fidelity Leisure Portfolio (c)	134,886	17,896,695
Fidelity Leveraged Company Stock Fund (c)	4,378	202,871
Fidelity Low-Priced Stock Fund (c)	10,808	560,715
Fidelity Magellan Fund (c)	648	59,930
Fidelity Materials Portfolio (c)	262,581	23,146,505
Fidelity Medical Delivery Portfolio (c)	1,095	82,283

	Shares	Value
Fidelity Medical Equipment and Systems Portfolio (c)	6,306	$ 240,447
Fidelity Mega Cap Stock Fund (c)	459,120	7,547,940
Fidelity Mid Cap Value Fund (c)	6,341	152,382
Fidelity Mid-Cap Stock Fund (c)	35,297	1,391,063
Fidelity Multimedia Portfolio (c)	603,856	49,455,844
Fidelity Natural Gas Portfolio (c)	1,560	71,999
Fidelity Natural Resources Portfolio (c)	173,658	7,534,999
Fidelity New Millennium Fund (c)	442,077	18,549,556
Fidelity OTC Portfolio (c)	318,383	26,304,810
Fidelity Pharmaceuticals Portfolio (c)	4,900,355	102,760,445
Fidelity Real Estate Investment Portfolio (c)	348,777	13,019,830
Fidelity Retailing Portfolio (c)	405,352	32,837,563
Fidelity Series Commodity Strategy Fund (a)(c)	1,149	9,713
Fidelity Small Cap Discovery Fund (c)	37,607	1,169,581
Fidelity Small Cap Growth Fund (c)	11,672	228,536
Fidelity Small Cap Value Fund (c)	63,306	1,316,772
Fidelity Software and Computer Services Portfolio (c)	1,292,795	151,968,037
Fidelity Stock Selector All Cap Fund (c)	4,761	182,883
Fidelity Stock Selector Large Cap Value Fund (c)	47,425	790,108
Fidelity Technology Portfolio (c)	1,659,571	201,156,576
Fidelity Telecom and Utilities Fund (c)	4,442	109,452
Fidelity Telecommunications Portfolio (c)	427,024	26,223,550
Fidelity Transportation Portfolio (c)	411,304	34,187,563
Fidelity Utilities Portfolio (c)	388,425	30,203,914
Fidelity Value Discovery Fund (c)	99,909	2,353,862
Fidelity Value Fund (c)	84,213	9,532,887
Fidelity Value Strategies Fund (c)	19,678	853,432
Spartan 500 Index Fund Investor Class (c)	2,347	163,867
Spartan Total Market Index Fund Investor Class (c)	8,144	469,920
VIP Industrials Portfolio Investor Class (c)	83,846	1,891,574
VIP Mid Cap Portfolio Investor Class (c)	6,346	237,849
TOTAL DOMESTIC EQUITY FUNDS		3,056,215,208
International Equity Funds - 20.0%
Fidelity Canada Fund (c)	2,342	150,706
Fidelity China Region Fund (c)	395,635	13,372,451
Fidelity Diversified International Fund (c)	5,090,672	193,649,170
Fidelity Emerging Asia Fund (c)	1,526,912	49,899,499
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (c)	73,398	703,155
Fidelity Emerging Markets Discovery Fund (c)	7,343	93,775
Fidelity Emerging Markets Fund (c)	577,377	14,861,691
Fidelity Europe Fund (c)	1,467,991	59,336,205
Fidelity International Capital Appreciation Fund (c)	4,690,834	81,901,956
Fidelity International Discovery Fund (c)	6,777,791	279,109,422
Fidelity International Growth Fund (c)	2,291,361	26,258,992
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity International Real Estate Fund (c)	18,781	$ 206,401
Fidelity International Small Cap Fund (c)	870,469	24,068,477
Fidelity International Small Cap Opportunities Fund (c)	2,992,244	44,614,354
Fidelity International Value Fund (c)	2,885,288	26,717,768
Fidelity Japan Fund (c)	32,165	391,452
Fidelity Japan Smaller Companies Fund (c)	1,602,724	21,829,104
Fidelity Latin America Fund (c)	3,591	118,178
Fidelity Nordic Fund (c)	953,248	46,642,419
Fidelity Overseas Fund (c)	4,876,074	204,112,440
Fidelity Pacific Basin Fund (c)	1,516,635	44,164,401
Spartan International Index Fund Investor Class (c)	4,635,732	196,462,340
TOTAL INTERNATIONAL EQUITY FUNDS		1,328,664,356
TOTAL EQUITY FUNDS (Cost $3,215,533,526)		4,384,879,564
Fixed-Income Funds - 33.9%

Fidelity Floating Rate High Income Fund (c)	10,119,086	101,089,666
Fidelity Focused High Income Fund (c)	3,117,597	28,307,779

	Shares	Value
Fidelity High Income Fund (c)	5,468,282	$ 51,948,678
Fidelity New Markets Income Fund (c)	2,060,859	34,643,043
Fidelity Real Estate Income Fund (c)	1,784,178	21,320,930
Spartan U.S. Bond Index Fund Investor Class (c)	172,919,129	2,016,237,038
TOTAL FIXED-INCOME FUNDS (Cost $2,204,699,987)		2,253,547,134
Money Market Funds - 0.0%

Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c) (Cost $1,213,572)	1,213,572	1,213,572
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,421,447,085)	6,639,640,270
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,404,502)
NET ASSETS - 100%	$ 6,638,235,768
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 10,764,473	$ 4,918,251	$ -	$ 4,901	$ 16,747,132
Fidelity Automotive Portfolio	18,179,192	5,213,143	8,339,165	9,015	14,648,418
Fidelity Banking Portfolio	147,319,936	14,787,364	12,310,304	404,279	149,624,256
Fidelity Biotechnology Portfolio	28,405,668	-	27,200,508	-	3,251,613
Fidelity Blue Chip Growth Fund	4,708,772	5,087,163	-	-	10,374,190
Fidelity Blue Chip Value Fund	-	6,512,850	-	-	6,817,457
Fidelity Brokerage and Investment Management Portfolio	73,888,782	2,241,630	13,610,000	104,283	60,810,788
Fidelity Canada Fund	136,581	-	-	-	150,706
Fidelity Capital Appreciation Fund	11,917,558	-	11,500,000	-	498,849
Fidelity Chemicals Portfolio	40,783,175	60,639,745	-	142,269	104,710,195
Fidelity China Region Fund	15,550,971	-	2,000,000	-	13,372,451
Fidelity Communications Equipment Portfolio	16,318,255	615,750	1,800,000	1,969	16,528,206
Fidelity Computers Portfolio	98,615,097	2,596,694	16,221,888	152,639	89,802,746
Fidelity Construction and Housing Portfolio	44,329,023	1,962,671	6,131,549	36,537	39,842,527
Fidelity Consumer Discretionary Portfolio	172,689,100	8,510,465	7,523,481	45,534	168,471,130
Fidelity Consumer Finance Portfolio	53,450,391	2,168,451	33,911,413	69,986	19,932,076
Fidelity Consumer Staples Portfolio	196,574,068	5,651,620	28,000,000	476,599	178,850,923
Fidelity Contrafund	1,572,407	92,708	1,487,019	-	161,280
Fidelity Defense and Aerospace Portfolio	2,044,728	82,100	-	3,493	2,033,725
Fidelity Disciplined Equity Fund	2,473,524	69,421	1,500,000	-	1,123,842
Fidelity Diversified International Fund	224,553,670	53,035,554	87,632,182	-	193,649,170
Fidelity Dividend Growth Fund	72,753	-	-	-	77,522
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Electronics Portfolio	$ 24,715,566	$ 24,455,556	$ -	$ 29,954	$ 56,322,392
Fidelity Emerging Asia Fund	57,559,606	255,286	10,579,582	-	49,899,499
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	1,382,302	-	660,000	-	703,155
Fidelity Emerging Markets Discovery Fund	359,944	-	250,000	-	93,775
Fidelity Emerging Markets Fund	23,963,217	5,425,273	14,274,718	-	14,861,691
Fidelity Energy Portfolio	140,836,028	100,049,393	30,450,113	286,456	229,559,643
Fidelity Energy Service Portfolio	69,577,784	41,004,052	16,374,833	21,614	107,975,127
Fidelity Environmental and Alternative Energy Portfolio	106,450	135	-	14	112,936
Fidelity Equity Dividend Income Fund	127,712	1,265	-	1,265	136,987
Fidelity Equity-Income Fund	5,075,546	5,812,686	6,065,669	16,974	5,074,586
Fidelity Europe Capital Appreciation Fund	6,923,174	5,411,555	-	111,555	-
Fidelity Europe Fund	12,017,140	33,503,892	349,790	-	59,336,205
Fidelity Financial Services Portfolio	161,662,533	59,952,738	9,957,524	275,344	218,548,217
Fidelity Floating Rate High Income Fund	104,825,906	2,189,404	6,233,421	1,715,512	101,089,666
Fidelity Focused High Income Fund	27,123,038	944,171	-	615,751	28,307,779
Fidelity Fund	86,455	-	-	-	92,070
Fidelity Global Commodity Stock Fund	194,659	-	-	-	210,088
Fidelity Gold Portfolio	514,463	-	-	-	672,209
Fidelity Growth & Income Portfolio	941,193	3,851	-	3,851	1,001,001
Fidelity Growth Company Fund	27,369,829	160,502	5,000,000	-	24,138,367
Fidelity Growth Discovery Fund	14,681,938	3,791,868	-	-	19,861,073
Fidelity Health Care Portfolio	291,730,709	41,368,918	81,195,899	-	279,771,426
Fidelity High Income Fund	49,170,122	2,572,566	487,977	1,316,140	51,948,678
Fidelity Independence Fund	14,495,781	2,000,000	-	-	18,091,800
Fidelity Industrial Equipment Portfolio	125,402,020	11,525,162	34,070,000	277,020	95,425,772
Fidelity Industrials Portfolio	214,260,968	18,836,672	35,404,527	285,817	194,418,340
Fidelity Institutional Prime Money Market Portfolio Class I	94,885,114	22,745,835	116,417,377	3,047	1,213,572
Fidelity Insurance Portfolio	122,254,346	4,008,490	48,455,262	198,145	74,149,745
Fidelity International Capital Appreciation Fund	81,026,362	4,658,042	7,026,038	-	81,901,956
Fidelity International Discovery Fund	390,190,103	13,034,074	124,638,630	-	279,109,422
Fidelity International Growth Fund	25,754,892	-	-	-	26,258,992
Fidelity International Real Estate Fund	191,001	-	-	-	206,401
Fidelity International Small Cap Fund	30,534,602	-	7,219,182	-	24,068,477
Fidelity International Small Cap Opportunities Fund	44,133,986	1,503,183	3,974,775	-	44,614,354
Fidelity International Value Fund	29,031,726	-	2,881,167	-	26,717,768
Fidelity IT Services Portfolio	81,216,571	135,351	78,230,613	-	2,466,305
Fidelity Japan Fund	387,270	-	-	-	391,452
Fidelity Japan Smaller Companies Fund	47,067,969	-	23,937,352	-	21,829,104
Fidelity Large Cap Stock Fund	71,512,561	8,228,561	2,897,490	250,599	79,014,296
Fidelity Latin America Fund	112,217	-	-	-	118,178
Fidelity Leisure Portfolio	20,067,012	618,976	2,600,000	56,353	17,896,695
Fidelity Leveraged Company Stock Fund	189,299	-	-	-	202,871
Fidelity Low-Priced Stock Fund	534,560	-	-	-	560,715
Fidelity Magellan Fund	56,164	3,504	-	108	59,930
Fidelity Materials Portfolio	4,691,227	17,709,325	-	16,926	23,146,505
Fidelity Medical Delivery Portfolio	76,727	3,038	-	-	82,283
Fidelity Medical Equipment and Systems Portfolio	213,255	11,683	-	-	240,447
Fidelity Mega Cap Stock Fund	34,834,919	1,599,169	29,257,453	-	7,547,940
Fidelity Mid Cap Value Fund	140,273	3,010	-	43	152,382
Fidelity Mid-Cap Stock Fund	3,229,902	93,296	2,000,000	-	1,391,063
Fidelity Multimedia Portfolio	48,013,216	805,854	-	3,558	49,455,844
Fidelity Natural Gas Portfolio	58,865	114	-	53	71,999
Fidelity Natural Resources Portfolio	6,371,293	38,677	-	691	7,534,999
Fidelity New Markets Income Fund	17,303,042	24,266,733	8,000,000	399,644	34,643,043
Fidelity New Millennium Fund	11,086,536	12,213,774	5,853,892	-	18,549,556
Fidelity Nordic Fund	37,784,319	4,923,538	-	-	46,642,419
Fidelity OTC Portfolio	50,885,898	8,411,269	33,629,932	-	26,304,810
Fidelity Overseas Fund	4,390,551	190,600,749	-	-	204,112,440
Fidelity Pacific Basin Fund	41,950,114	-	-	-	44,164,401
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Pharmaceuticals Portfolio	$ 89,429,800	$ 14,515,461	$ 10,268,365	$ 357,299	$ 102,760,445
Fidelity Real Estate Income Fund	250,381	20,856,662	-	217,982	21,320,930
Fidelity Real Estate Investment Portfolio	146,129	12,768,086	-	53,573	13,019,830
Fidelity Retailing Portfolio	51,886,791	2,036,160	17,312,013	13,994	32,837,563
Fidelity Series Commodity Strategy Fund	9,103	-	-	-	9,713
Fidelity Small Cap Discovery Fund	5,181,827	50,703	3,950,000	755	1,169,581
Fidelity Small Cap Growth Fund	224,917	-	-	-	228,536
Fidelity Small Cap Value Fund	9,305,485	-	7,700,000	-	1,316,772
Fidelity Software and Computer Services Portfolio	194,510,796	8,520,472	49,217,300	-	151,968,037
Fidelity Stock Selector All Cap Fund	169,456	-	-	-	182,883
Fidelity Stock Selector Large Cap Value Fund	444,559	300,625	-	-	790,108
Fidelity Technology Portfolio	82,140,436	133,501,241	9,846,288	-	201,156,576
Fidelity Telecom and Utilities Fund	96,081	1,768	-	1,768	109,452
Fidelity Telecommunications Portfolio	57,398,659	675,025	31,783,827	527,157	26,223,550
Fidelity Transportation Portfolio	16,588,194	15,219,099	-	32,173	34,187,563
Fidelity Utilities Portfolio	22,621,725	22,121,666	16,162,025	34,411	30,203,914
Fidelity Value Discovery Fund	-	2,321,995	-	-	2,353,862
Fidelity Value Fund	1,989,757	7,241,380	142,142	-	9,532,887
Fidelity Value Strategies Fund	805,811	-	-	-	853,432
Spartan 500 Index Fund Investor Class	153,021	666	-	666	163,867
Spartan International Index Fund Investor Class	190,324,702	1,565,943	3,302,895	1,228,450	196,462,340
Spartan Total Market Index Fund Investor Class	17,048,656	1,162	16,800,000	1,162	469,920
Spartan U.S. Bond Index Fund Investor Class	1,828,631,075	168,320,575	29,764,819	22,590,502	2,016,237,038
VIP Industrials Portfolio Investor Class	1,818,755	30,656	-	-	1,891,574
VIP Mid Cap Portfolio Investor Class	226,362	3,516	-	-	237,849
Total	$ 6,411,030,577	$ 1,259,119,631	$ 1,203,790,399	$ 32,397,830	$ 6,639,640,270
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $5,421,447,085) - See accompanying schedule		$ 6,639,640,270
Receivable for investments sold		50,071,099
Receivable for fund shares sold		657,475
Total assets		6,690,368,844

Liabilities
Payable for investments purchased	$ 49,862,097
Payable for fund shares redeemed	1,121,671
Accrued management fee	1,097,944
Distribution and service plan fees payable	51,364
Total liabilities		52,133,076

Net Assets		$ 6,638,235,768
Net Assets consist of:
Paid in capital		$ 5,158,490,513
Undistributed net investment income		25,650,444
Accumulated undistributed net realized gain (loss) on investments		235,901,626
Net unrealized appreciation (depreciation) on investments		1,218,193,185
Net Assets		$ 6,638,235,768

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($78,806 ÷ 6,479 shares)	$ 12.16

Service Class 2: Net Asset Value, offering price and redemption price per share ($415,780,781 ÷ 34,269,004 shares)	$ 12.13

Investor Class: Net Asset Value, offering price and redemption price per share ($6,222,376,181 ÷ 511,691,203 shares)	$ 12.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 60% Portfolio
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 32,397,830

Expenses
Management fee	$ 8,054,613
Distribution and service plan fees	490,129
Independent trustees' compensation	12,300
Total expenses before reductions	8,557,042
Expense reductions	(1,809,656)	6,747,386
Net investment income (loss)		25,650,444
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	135,001,236
Capital gain distributions from underlying funds	104,086,958
Total net realized gain (loss)		239,088,194
Change in net unrealized appreciation (depreciation) on underlying funds		38,279,230
Net gain (loss)		277,367,424
Net increase (decrease) in net assets resulting from operations		$ 303,017,868

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,650,444	$ 69,567,341
Net realized gain (loss)	239,088,194	286,200,950
Change in net unrealized appreciation (depreciation)	38,279,230	658,777,682
Net increase (decrease) in net assets resulting from operations	303,017,868	1,014,545,973
Distributions to shareholders from net investment income	-	(69,509,916)
Distributions to shareholders from net realized gain	(110,414,374)	(222,348,021)
Total distributions	(110,414,374)	(291,857,937)
Share transactions - net increase (decrease)	35,694,288	157,204,419
Total increase (decrease) in net assets	228,297,782	879,892,455

Net Assets
Beginning of period	6,409,937,986	5,530,045,531
End of period (including undistributed net investment income of $25,650,444 and undistributed net investment income of $0, respectively)	$ 6,638,235,768	$ 6,409,937,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 10.44	$ 9.53	$ 9.88	$ 8.83	$ 7.32
Income from Investment Operations
Net investment income (loss) E	.05	.13	.15	.18	.16	.15
Net realized and unrealized gain (loss)	.50	1.80	.94	(.37)	1.03	1.51
Total from investment operations	.55	1.93	1.09	(.19)	1.19	1.66
Distributions from net investment income	-	(.13)	(.15)	(.14)	(.12)	(.13)
Distributions from net realized gain	(.20)	(.43)	(.03)	(.02)	(.02)	(.01)
Total distributions	(.20)	(.56)	(.18)	(.16)	(.14)	(.15)H
Net asset value, end of period	$ 12.16	$ 11.81	$ 10.44	$ 9.53	$ 9.88	$ 8.83
Total ReturnB, C, D	4.77%	18.62%	11.48%	(1.92)%	13.49%	22.61%
Ratios to Average Net Assets F, G
Expenses before reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.80%A	1.18%	1.51%	1.77%	1.77%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 75	$ 66	$ 58	$ 60	$ 52
Portfolio turnover rateF	37%A	21%	19%	9%	10%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.012 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 10.43	$ 9.52	$ 9.88	$ 8.83	$ 7.33
Income from Investment Operations
Net investment income (loss) E	.04	.12	.14	.16	.15	.14
Net realized and unrealized gain (loss)	.50	1.78	.94	(.37)	1.03	1.50
Total from investment operations	.54	1.90	1.08	(.21)	1.18	1.64
Distributions from net investment income	-	(.12)	(.14)	(.13)	(.11)	(.12)
Distributions from net realized gain	(.20)	(.43)	(.03)	(.02)	(.02)	(.01)
Total distributions	(.20)	(.54)I	(.17)	(.15)	(.13)	(.14)H
Net asset value, end of period	$ 12.13	$ 11.79	$ 10.43	$ 9.52	$ 9.88	$ 8.83
Total ReturnB, C, D	4.69%	18.39%	11.35%	(2.08)%	13.35%	22.31%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.65%A	1.03%	1.36%	1.62%	1.62%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,781	$ 372,191	$ 254,505	$ 45,494	$ 125	$ 83
Portfolio turnover rateF	37%A	21%	19%	9%	10%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.012 per share.

I Total distributions of $.54 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.425 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 10.44	$ 9.52	$ 9.88	$ 8.82	$ 7.32
Income from Investment Operations
Net investment income (loss) E	.05	.13	.15	.17	.16	.15
Net realized and unrealized gain (loss)	.50	1.80	.95	(.37)	1.04	1.50
Total from investment operations	.55	1.93	1.10	(.20)	1.20	1.65
Distributions from net investment income	-	(.13)	(.15)	(.14)	(.12)	(.13)
Distributions from net realized gain	(.20)	(.43)	(.03)	(.02)	(.02)	(.01)
Total distributions	(.20)	(.56)	(.18)	(.16)	(.14)	(.15)H
Net asset value, end of period	$ 12.16	$ 11.81	$ 10.44	$ 9.52	$ 9.88	$ 8.82
Total ReturnB, C, D	4.77%	18.62%	11.60%	(2.02)%	13.62%	22.48%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.80%A	1.18%	1.51%	1.77%	1.77%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,222,376	$ 6,037,672	$ 5,275,474	$ 4,094,228	$ 2,584,021	$ 1,159,764
Portfolio turnover rateF	37%A	21%	19%	9%	10%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.012 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Air Transportation Portfolio	0.3	0.2
Fidelity Automotive Portfolio	0.4	0.6
Fidelity Banking Portfolio	2.5	2.7
Fidelity Biotechnology Portfolio	0.0*	0.2
Fidelity Blue Chip Growth Fund	1.2	0.8
Fidelity Blue Chip Value Fund	0.3	0.1
Fidelity Brokerage and Investment Management Portfolio	1.3	1.7
Fidelity Capital Appreciation Fund	0.0*	0.1
Fidelity Chemicals Portfolio	1.6	1.1
Fidelity Communications Equipment Portfolio	0.1	0.1
Fidelity Computers Portfolio	1.1	1.2
Fidelity Construction and Housing Portfolio	0.5	0.5
Fidelity Consumer Discretionary Portfolio	2.5	2.3
Fidelity Consumer Finance Portfolio	0.2	0.2
Fidelity Consumer Staples Portfolio	2.5	2.7
Fidelity Contrafund	0.0*	0.3
Fidelity Defense and Aerospace Portfolio	0.5	0.5
Fidelity Disciplined Equity Fund	0.2	0.7
Fidelity Dividend Growth Fund	0.0*	0.0*
Fidelity Electronics Portfolio	1.3	0.1
Fidelity Energy Portfolio	3.7	1.6
Fidelity Energy Service Portfolio	1.6	0.8
Fidelity Environmental and Alternative Energy Portfolio	0.1	0.1
Fidelity Equity Dividend Income Fund	0.0*	0.0*
Fidelity Equity-Income Fund	0.2	1.7
Fidelity Financial Services Portfolio	2.7	2.4
Fidelity Fund	0.0*	0.0*
Fidelity Gold Portfolio	0.0*	0.0*
Fidelity Growth & Income Portfolio	0.0*	0.7
Fidelity Growth Company Fund	0.4	0.4
Fidelity Growth Discovery Fund	0.3	0.0*
Fidelity Health Care Portfolio	3.3	3.3
Fidelity Independence Fund	0.5	0.5
Fidelity Industrial Equipment Portfolio	0.7	1.4
Fidelity Industrials Portfolio	3.1	3.3
Fidelity Insurance Portfolio	0.9	1.6

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity IT Services Portfolio	0.1	0.6
Fidelity Large Cap Stock Fund	1.9	0.9
Fidelity Leisure Portfolio	0.0*	0.0*
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Low-Priced Stock Fund	0.0*	0.5
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.8	0.5
Fidelity Medical Delivery Portfolio	0.0*	0.0*
Fidelity Medical Equipment and Systems Portfolio	0.0*	0.0*
Fidelity Mega Cap Stock Fund	1.0	2.1
Fidelity Mid Cap Value Fund	0.2	0.2
Fidelity Mid-Cap Stock Fund	0.0*	0.1
Fidelity Multimedia Portfolio	0.6	0.7
Fidelity Nasdaq Composite Index Fund	0.2	0.3
Fidelity Natural Gas Portfolio	0.0*	0.0*
Fidelity Natural Resources Portfolio	0.0*	0.0*
Fidelity New Millennium Fund	2.1	0.3
Fidelity OTC Portfolio	0.1	0.6
Fidelity Pharmaceuticals Portfolio	2.5	2.4
Fidelity Real Estate Investment Portfolio	0.1	0.0*
Fidelity Retailing Portfolio	0.5	1.0
Fidelity Series Commodity Strategy Fund	0.0*	0.0*
Fidelity Small Cap Discovery Fund	0.0*	0.4
Fidelity Small Cap Growth Fund	0.0*	0.0*
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.0*	0.0*
Fidelity Software and Computer Services Portfolio	1.5	4.0
Fidelity Stock Selector Large Cap Value Fund	0.2	0.0*
Fidelity Technology Portfolio	3.7	1.3
Fidelity Telecom and Utilities Fund	0.0*	0.1
Fidelity Telecommunications Portfolio	0.3	0.4
Fidelity Transportation Portfolio	0.9	0.5
Fidelity Utilities Portfolio	0.7	0.0*
Fidelity Value Discovery Fund	0.1	0.0*
Fidelity Value Fund	0.7	0.5
Spartan 500 Index Fund Investor Class	0.0*	0.0*
Spartan Extended Market Index Fund Investor Class	0.0*	1.5
Spartan Total Market Index Fund Investor Class	0.0*	0.5
VIP Mid Cap Portfolio Investor Class	0.0*	0.0*
	52.2	53.3
Fund Holdings as of June 30, 2014 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
International Equity Funds
Fidelity Canada Fund	0.0*	0.0*
Fidelity China Region Fund	0.0*	0.0*
Fidelity Diversified International Fund	2.7	2.5
Fidelity Emerging Asia Fund	0.3	0.4
Fidelity Emerging Markets Fund	1.1	1.1
Fidelity Europe Capital Appreciation Fund	0.0	0.1
Fidelity Europe Fund	2.3	0.7
Fidelity International Capital Appreciation Fund	0.7	0.7
Fidelity International Discovery Fund	3.8	4.8
Fidelity International Growth Fund	0.1	0.0*
Fidelity International Real Estate Fund	0.0*	0.0*
Fidelity International Small Cap Fund	0.4	0.8
Fidelity International Small Cap Opportunities Fund	0.7	0.3
Fidelity International Value Fund	0.0*	0.1
Fidelity Japan Fund	0.0*	0.0*
Fidelity Japan Smaller Companies Fund	0.3	0.8
Fidelity Nordic Fund	0.9	0.9
Fidelity Overseas Fund	2.9	0.3
Fidelity Pacific Basin Fund	0.6	0.7
Spartan International Index Fund Investor Class	6.2	8.5
	23.0	22.7
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	1.4	1.5
Fidelity Focused High Income Fund	0.5	0.5
Fidelity High Income Fund	1.0	1.0
Fidelity New Markets Income Fund	0.5	0.2
Fidelity Real Estate Income Fund	0.3	0.0*
Spartan U.S. Bond Index Fund Investor Class	20.4	19.2
	24.1	22.4
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	0.7	1.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2014
Domestic Equity Funds	52.2%
International Equity Funds	23.0%
Fixed-Income Funds	24.1%
Money Market Funds	0.7%

As of December 31, 2013
Domestic Equity Funds	53.3%
International Equity Funds	22.7%
Fixed-Income Funds	22.4%
Money Market Funds	1.6%

Semiannual Report

VIP FundsManager 70% Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 75.2%
	Shares	Value
Domestic Equity Funds - 52.2%
Fidelity Air Transportation Portfolio (c)	38,927	$ 2,545,408
Fidelity Automotive Portfolio (c)	69,595	3,772,038
Fidelity Banking Portfolio (c)	953,129	25,000,577
Fidelity Biotechnology Portfolio (c)	107	21,419
Fidelity Blue Chip Growth Fund (c)	174,738	11,866,446
Fidelity Blue Chip Value Fund (c)	167,881	2,598,803
Fidelity Brokerage and Investment Management Portfolio (c)	179,494	13,113,852
Fidelity Capital Appreciation Fund (c)	2,346	88,395
Fidelity Chemicals Portfolio (c)	101,455	15,511,480
Fidelity Communications Equipment Portfolio (c)	17,196	555,419
Fidelity Computers Portfolio (c)	143,798	11,249,308
Fidelity Construction and Housing Portfolio (c)	89,244	4,837,943
Fidelity Consumer Discretionary Portfolio (c)	779,971	24,974,681
Fidelity Consumer Finance Portfolio (c)	107,741	1,681,839
Fidelity Consumer Staples Portfolio (c)	269,565	25,037,163
Fidelity Contrafund (c)	338	33,544
Fidelity Defense and Aerospace Portfolio (c)	38,761	4,519,862
Fidelity Disciplined Equity Fund (c)	55,074	1,884,098
Fidelity Dividend Growth Fund (c)	424	15,989
Fidelity Electronics Portfolio (c)	167,924	13,074,543
Fidelity Energy Portfolio (c)	590,270	36,419,667
Fidelity Energy Service Portfolio (c)	156,686	15,389,744
Fidelity Environmental and Alternative Energy Portfolio (c)	23,745	574,402
Fidelity Equity Dividend Income Fund (c)	543	14,192
Fidelity Equity-Income Fund (c)	28,971	1,818,823
Fidelity Financial Services Portfolio (c)	318,460	26,833,445
Fidelity Fund (c)	539	24,484
Fidelity Gold Portfolio (a)(c)	4,361	102,407
Fidelity Growth & Income Portfolio (c)	12,992	383,398
Fidelity Growth Company Fund (c)	27,891	3,539,059
Fidelity Growth Discovery Fund (c)	134,361	3,099,706
Fidelity Health Care Portfolio (c)	156,880	32,422,395
Fidelity Independence Fund (c)	120,162	4,826,891
Fidelity Industrial Equipment Portfolio (c)	153,775	6,596,937
Fidelity Industrials Portfolio (c)	934,926	30,880,600
Fidelity Insurance Portfolio (c)	127,627	8,502,528
Fidelity IT Services Portfolio (c)	22,423	818,901
Fidelity Large Cap Stock Fund (c)	650,193	18,237,925
Fidelity Leisure Portfolio (c)	2,251	298,663
Fidelity Leveraged Company Stock Fund (c)	974	45,150
Fidelity Low-Priced Stock Fund (c)	2,551	132,328
Fidelity Magellan Fund (c)	203	18,797
Fidelity Materials Portfolio (c)	84,081	7,411,744
Fidelity Medical Delivery Portfolio (c)	1,976	148,495
Fidelity Medical Equipment and Systems Portfolio (c)	9,906	377,710

	Shares	Value
Fidelity Mega Cap Stock Fund (c)	583,893	$ 9,599,198
Fidelity Mid Cap Value Fund (c)	75,438	1,812,767
Fidelity Mid-Cap Stock Fund (c)	4,937	194,584
Fidelity Multimedia Portfolio (c)	73,224	5,997,016
Fidelity Nasdaq Composite Index Fund (c)	27,717	1,619,476
Fidelity Natural Gas Portfolio (c)	310	14,294
Fidelity Natural Resources Portfolio (c)	1,850	80,272
Fidelity New Millennium Fund (c)	484,066	20,311,398
Fidelity OTC Portfolio (c)	7,988	659,938
Fidelity Pharmaceuticals Portfolio (c)	1,170,072	24,536,416
Fidelity Real Estate Investment Portfolio (c)	40,105	1,497,118
Fidelity Retailing Portfolio (c)	61,003	4,941,881
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	9,206
Fidelity Small Cap Discovery Fund (c)	8,630	268,381
Fidelity Small Cap Growth Fund (c)	7,019	137,433
Fidelity Small Cap Stock Fund (c)	604	12,025
Fidelity Small Cap Value Fund (c)	6,704	139,439
Fidelity Software and Computer Services Portfolio (c)	125,197	14,716,932
Fidelity Stock Selector Large Cap Value Fund (c)	96,369	1,605,506
Fidelity Technology Portfolio (c)	300,231	36,390,962
Fidelity Telecom and Utilities Fund (c)	13,964	344,079
Fidelity Telecommunications Portfolio (c)	54,528	3,348,551
Fidelity Transportation Portfolio (c)	104,535	8,688,939
Fidelity Utilities Portfolio (c)	84,547	6,574,370
Fidelity Value Discovery Fund (c)	43,804	1,032,017
Fidelity Value Fund (c)	61,343	6,944,056
Spartan 500 Index Fund Investor Class (c)	333	23,278
Spartan Extended Market Index Fund Investor Class (c)	3,436	191,778
Spartan Total Market Index Fund Investor Class (c)	6,143	354,457
VIP Mid Cap Portfolio Investor Class (c)	675	25,300
TOTAL DOMESTIC EQUITY FUNDS		513,372,265
International Equity Funds - 23.0%
Fidelity Canada Fund (c)	1,741	112,043
Fidelity China Region Fund (c)	6,306	213,157
Fidelity Diversified International Fund (c)	688,182	26,178,435
Fidelity Emerging Asia Fund (c)	92,924	3,036,749
Fidelity Emerging Markets Fund (c)	400,790	10,316,328
Fidelity Europe Fund (c)	555,267	22,443,885
Fidelity International Capital Appreciation Fund (c)	414,676	7,240,239
Fidelity International Discovery Fund (c)	915,659	37,706,828
Fidelity International Growth Fund (c)	34,234	392,324
Fidelity International Real Estate Fund (c)	1,527	16,782
Fidelity International Small Cap Fund (c)	138,391	3,826,523
Fidelity International Small Cap Opportunities Fund (c)	474,196	7,070,260
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity International Value Fund (c)	14,376	$ 133,121
Fidelity Japan Fund (c)	11,889	144,688
Fidelity Japan Smaller Companies Fund (c)	210,646	2,868,995
Fidelity Nordic Fund (c)	178,049	8,711,915
Fidelity Overseas Fund (c)	685,812	28,708,078
Fidelity Pacific Basin Fund (c)	205,882	5,995,292
Spartan International Index Fund Investor Class (c)	1,427,942	60,516,191
TOTAL INTERNATIONAL EQUITY FUNDS		225,631,833
TOTAL EQUITY FUNDS (Cost $565,816,091)		739,004,098
Fixed-Income Funds - 24.1%

Fidelity Floating Rate High Income Fund (c)	1,374,420	13,730,451
Fidelity Focused High Income Fund (c)	488,654	4,436,976
Fidelity High Income Fund (c)	1,058,304	10,053,890
Fidelity New Markets Income Fund (c)	297,544	5,001,707

	Shares	Value
Fidelity Real Estate Income Fund (c)	288,541	$ 3,448,061
Spartan U.S. Bond Index Fund Investor Class (c)	17,202,825	200,584,930
TOTAL FIXED-INCOME FUNDS (Cost $227,703,457)		237,256,015
Money Market Funds - 0.7%

Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c) (Cost $6,667,683)	6,667,683	6,667,683
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $800,187,231)	982,927,796
NET OTHER ASSETS (LIABILITIES) - 0.0%	(188,471)
NET ASSETS - 100%	$ 982,739,325
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 1,523,733	$ 871,295	$ -	$ 694	$ 2,545,408
Fidelity Automotive Portfolio	5,028,073	2,142,082	3,357,726	1,302	3,772,038
Fidelity Banking Portfolio	23,823,886	2,753,731	1,558,066	68,876	25,000,577
Fidelity Biotechnology Portfolio	2,145,330	-	2,280,011	-	21,419
Fidelity Blue Chip Growth Fund	7,188,043	3,941,819	40,244	-	11,866,446
Fidelity Blue Chip Value Fund	565,500	3,010,596	1,150,000	-	2,598,803
Fidelity Brokerage and Investment Management Portfolio	14,751,425	1,310,030	2,600,000	22,007	13,113,852
Fidelity Canada Fund	101,542	-	-	-	112,043
Fidelity Capital Appreciation Fund	565,609	-	500,000	-	88,395
Fidelity Chemicals Portfolio	10,030,573	4,893,419	-	20,901	15,511,480
Fidelity China Region Fund	212,904	-	-	-	213,157
Fidelity Communications Equipment Portfolio	506,736	550	-	69	555,419
Fidelity Computers Portfolio	10,675,100	43,671	58,667	19,622	11,249,308
Fidelity Construction and Housing Portfolio	4,838,113	280,303	258,015	4,029	4,837,943
Fidelity Consumer Discretionary Portfolio	20,010,753	6,409,042	982,170	5,484	24,974,681
Fidelity Consumer Finance Portfolio	1,840,136	108,714	192,974	3,510	1,681,839
Fidelity Consumer Staples Portfolio	23,701,263	838,634	231,771	66,728	25,037,163
Fidelity Contrafund	2,258,050	304,131	2,500,000	-	33,544
Fidelity Defense and Aerospace Portfolio	4,429,512	297,878	-	7,762	4,519,862
Fidelity Disciplined Equity Fund	6,323,302	173,222	4,762,513	-	1,884,098
Fidelity Diversified International Fund	22,139,254	18,643,034	15,000,000	-	26,178,435
Fidelity Dividend Growth Fund	15,005	-	-	-	15,989
Fidelity Electronics Portfolio	1,342,678	10,523,162	-	6,011	13,074,543
Fidelity Emerging Asia Fund	3,844,227	987,309	1,902,548	-	3,036,749
Fidelity Emerging Markets Fund	9,254,861	2,373,365	1,821,627	-	10,316,328
Fidelity Energy Portfolio	13,706,915	19,797,976	349,052	47,479	36,419,667
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Energy Service Portfolio	$ 6,902,549	$ 6,904,629	$ 348,271	$ 3,228	$ 15,389,744
Fidelity Environmental and Alternative Energy Portfolio	541,416	688	-	71	574,402
Fidelity Equity Dividend Income Fund	13,231	131	-	131	14,192
Fidelity Equity-Income Fund	14,713,236	1,123,413	14,060,310	7,764	1,818,823
Fidelity Europe Capital Appreciation Fund	873,877	916,139	-	16,139	-
Fidelity Europe Fund	6,236,767	18,787,822	5,183,595	-	22,443,885
Fidelity Financial Services Portfolio	20,666,390	5,537,264	134,052	32,162	26,833,445
Fidelity Floating Rate High Income Fund	13,030,432	862,578	203,312	220,053	13,730,451
Fidelity Focused High Income Fund	4,251,279	147,990	-	96,515	4,436,976
Fidelity Fund	22,991	-	-	-	24,484
Fidelity Gold Portfolio	78,375	-	-	-	102,407
Fidelity Growth & Income Portfolio	6,358,338	1,475	6,000,000	1,475	383,398
Fidelity Growth Company Fund	3,324,123	19,493	-	-	3,539,059
Fidelity Growth Discovery Fund	298,029	2,609,995	-	-	3,099,706
Fidelity Health Care Portfolio	28,763,962	14,582,318	14,112,258	-	32,422,395
Fidelity High Income Fund	8,516,936	1,435,921	24,979	243,485	10,053,890
Fidelity Independence Fund	4,130,364	1,285,000	1,000,000	-	4,826,891
Fidelity Industrial Equipment Portfolio	12,302,351	1,035,577	6,000,005	27,386	6,596,937
Fidelity Industrials Portfolio	28,995,845	4,441,579	2,097,850	40,313	30,880,600
Fidelity Institutional Prime Money Market Portfolio Class I	14,356,626	4,652,642	12,341,585	615	6,667,683
Fidelity Insurance Portfolio	14,171,347	579,750	5,883,855	28,660	8,502,528
Fidelity International Capital Appreciation Fund	5,826,109	3,619,234	2,523,558	-	7,240,239
Fidelity International Discovery Fund	42,400,130	5,900,502	10,970,308	-	37,706,828
Fidelity International Growth Fund	384,792	-	-	-	392,324
Fidelity International Real Estate Fund	15,530	-	-	-	16,782
Fidelity International Small Cap Fund	6,988,341	-	3,296,696	-	3,826,523
Fidelity International Small Cap Opportunities Fund	3,009,843	3,906,276	150,279	-	7,070,260
Fidelity International Value Fund	611,699	-	480,000	-	133,121
Fidelity IT Services Portfolio	5,059,451	3,008,308	6,953,213	-	818,901
Fidelity Japan Fund	143,142	-	-	-	144,688
Fidelity Japan Smaller Companies Fund	6,600,466	-	3,537,819	-	2,868,995
Fidelity Large Cap Stock Fund	7,590,283	10,604,069	366,961	57,339	18,237,925
Fidelity Leisure Portfolio	290,242	8,953	-	815	298,663
Fidelity Leveraged Company Stock Fund	42,129	-	-	-	45,150
Fidelity Low-Priced Stock Fund	4,041,728	-	3,900,000	-	132,328
Fidelity Magellan Fund	17,616	1,099	-	34	18,797
Fidelity Materials Portfolio	4,845,338	2,323,863	-	8,313	7,411,744
Fidelity Medical Delivery Portfolio	138,469	5,482	-	-	148,495
Fidelity Medical Equipment and Systems Portfolio	334,995	18,353	-	-	377,710
Fidelity Mega Cap Stock Fund	18,467,388	4,717,039	14,099,994	-	9,599,198
Fidelity Mid Cap Value Fund	1,668,712	35,811	-	517	1,812,767
Fidelity Mid-Cap Stock Fund	857,362	13,050	700,000	-	194,584
Fidelity Multimedia Portfolio	6,009,194	97,718	183,589	431	5,997,016
Fidelity Nasdaq Composite Index Fund	2,516,407	1,187	996,000	-	1,619,476
Fidelity Natural Gas Portfolio	11,686	23	-	11	14,294
Fidelity Natural Resources Portfolio	67,875	412	-	7	80,272
Fidelity New Markets Income Fund	2,114,017	3,397,464	700,000	58,770	5,001,707
Fidelity New Millennium Fund	2,830,011	17,182,766	742,345	-	20,311,398
Fidelity Nordic Fund	7,779,901	210,601	-	-	8,711,915
Fidelity OTC Portfolio	5,162,774	5,825,560	10,022,687	-	659,938
Fidelity Overseas Fund	2,700,100	24,942,737	-	-	28,708,078
Fidelity Pacific Basin Fund	5,694,704	-	-	-	5,995,292
Fidelity Pharmaceuticals Portfolio	20,830,732	1,626,910	-	93,256	24,536,416
Fidelity Real Estate Income Fund	43,112	3,369,743	-	35,211	3,448,061
Fidelity Real Estate Investment Portfolio	26,108	1,456,923	-	6,094	1,497,118
Fidelity Retailing Portfolio	8,444,586	337,050	3,217,074	2,316	4,941,881
Fidelity Series Commodity Strategy Fund	8,628	-	-	-	9,206
Fidelity Small Cap Discovery Fund	3,122,078	11,635	2,800,000	173	268,381
Fidelity Small Cap Growth Fund	264,120	-	130,000	-	137,433
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Small Cap Stock Fund	$ 11,469	$ 1,099	$ -	$ 34	$ 12,025
Fidelity Small Cap Value Fund	260,995	-	130,000	-	139,439
Fidelity Software and Computer Services Portfolio	34,894,923	3,914,365	23,594,174	-	14,716,932
Fidelity Stock Selector Large Cap Value Fund	101,356	1,482,585	-	-	1,605,506
Fidelity Technology Portfolio	11,508,486	27,453,925	2,568,888	-	36,390,962
Fidelity Telecom and Utilities Fund	1,264,558	11,744	1,000,000	5,451	344,079
Fidelity Telecommunications Portfolio	3,447,415	219,897	365,572	64,522	3,348,551
Fidelity Transportation Portfolio	4,444,738	3,571,731	-	9,563	8,688,939
Fidelity Utilities Portfolio	272,154	6,238,396	-	1,373	6,574,370
Fidelity Value Discovery Fund	36,416	977,332	-	-	1,032,017
Fidelity Value Fund	4,330,632	2,143,893	53,659	-	6,944,056
Spartan 500 Index Fund Investor Class	21,737	95	-	95	23,278
Spartan Extended Market Index Fund Investor Class	12,987,300	2,826	12,870,000	375	191,778
Spartan International Index Fund Investor Class	74,250,749	1,151,725	17,251,420	373,855	60,516,191
Spartan Total Market Index Fund Investor Class	4,317,514	876	3,960,000	876	354,457
Spartan U.S. Bond Index Fund Investor Class	168,261,451	29,129,188	1,472,612	2,172,871	200,584,930
VIP Mid Cap Portfolio Investor Class	24,078	374	-	-	25,300
Total	$ 876,766,756	$ 313,551,186	$ 235,972,304	$ 3,884,773	$ 982,927,796
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $800,187,231) - See accompanying schedule		$ 982,927,796
Cash		4
Receivable for investments sold		16,700,010
Receivable for fund shares sold		913,371
Total assets		1,000,541,181

Liabilities
Payable for investments purchased	$ 17,636,605
Payable for fund shares redeemed	2,379
Accrued management fee	161,979
Distribution and service plan fees payable	893
Total liabilities		17,801,856

Net Assets		$ 982,739,325
Net Assets consist of:
Paid in capital		$ 817,394,096
Undistributed net investment income		2,962,012
Accumulated undistributed net realized gain (loss) on investments		(20,357,348)
Net unrealized appreciation (depreciation) on investments		182,740,565
Net Assets		$ 982,739,325

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($119,434 ÷ 9,474 shares)	$ 12.61

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,210,300 ÷ 573,783 shares)	$ 12.57

Investor Class: Net Asset Value, offering price and redemption price per share ($975,409,591 ÷ 77,395,750 shares)	$ 12.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,884,773

Expenses
Management fee	$ 1,145,409
Distribution and service plan fees	8,616
Independent trustees' compensation	1,724
Total expenses before reductions	1,155,749
Expense reductions	(232,988)	922,761
Net investment income (loss)		2,962,012
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	23,981,828
Capital gain distributions from underlying funds	14,237,461
Total net realized gain (loss)		38,219,289
Change in net unrealized appreciation (depreciation) on underlying funds		4,600,344
Net gain (loss)		42,819,633
Net increase (decrease) in net assets resulting from operations		$ 45,781,645

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,962,012	$ 8,896,278
Net realized gain (loss)	38,219,289	58,620,188
Change in net unrealized appreciation (depreciation)	4,600,344	79,310,616
Net increase (decrease) in net assets resulting from operations	45,781,645	146,827,082
Distributions to shareholders from net investment income	-	(8,894,045)
Distributions to shareholders from net realized gain	-	(6,389,993)
Total distributions	-	(15,284,038)
Share transactions - net increase (decrease)	60,334,070	117,126,900
Total increase (decrease) in net assets	106,115,715	248,669,944

Net Assets
Beginning of period	876,623,610	627,953,666
End of period (including undistributed net investment income of $2,962,012 and undistributed net investment income of $0, respectively)	$ 982,739,325	$ 876,623,610

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 10.04	$ 9.04	$ 9.48	$ 8.42	$ 6.87
Income from Investment Operations
Net investment income (loss) E	.04	.13	.15	.15	.13	.13
Net realized and unrealized gain (loss)	.56	2.05	1.03	(.41)	1.08	1.55
Total from investment operations	.60	2.18	1.18	(.26)	1.21	1.68
Distributions from net investment income	-	(.12)	(.15)	(.15)	(.13)	(.12)
Distributions from net realized gain	-	(.09)	(.03)	(.02)	(.02)	(.01)
Total distributions	-	(.21)	(.18)	(.18)H	(.15)	(.13)
Net asset value, end of period	$ 12.61	$ 12.01	$ 10.04	$ 9.04	$ 9.48	$ 8.42
Total ReturnB, C, D	5.00%	21.75%	13.10%	(2.79)%	14.32%	24.44%
Ratios to Average Net Assets F, G
Expenses before reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.65%A	1.19%	1.57%	1.60%	1.49%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 119	$ 91	$ 77	$ 63	$ 67	$ 68
Portfolio turnover rateF	51%A	31%	24%	16%	22%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.024 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 10.02	$ 9.02	$ 9.46	$ 8.41	$ 6.86
Income from Investment Operations
Net investment income (loss) E	.03	.12	.14	.14	.12	.12
Net realized and unrealized gain (loss)	.56	2.04	1.03	(.42)	1.07	1.55
Total from investment operations	.59	2.16	1.17	(.28)	1.19	1.67
Distributions from net investment income	-	(.11)	(.14)	(.14)	(.12)	(.11)
Distributions from net realized gain	-	(.09)	(.03)	(.02)	(.02)	(.01)
Total distributions	-	(.20)	(.17)	(.16)	(.14)	(.12)
Net asset value, end of period	$ 12.57	$ 11.98	$ 10.02	$ 9.02	$ 9.46	$ 8.41
Total ReturnB, C, D	4.92%	21.54%	12.98%	(2.94)%	14.09%	24.38%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.50%A	1.04%	1.42%	1.45%	1.34%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,210	$ 6,752	$ 5,035	$ 3,675	$ 2,586	$ 1,464
Portfolio turnover rateF	51%A	31%	24%	16%	22%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 10.04	$ 9.03	$ 9.48	$ 8.42	$ 6.87
Income from Investment Operations
Net investment income (loss) E	.04	.13	.15	.15	.13	.13
Net realized and unrealized gain (loss)	.55	2.05	1.04	(.42)	1.08	1.55
Total from investment operations	.59	2.18	1.19	(.27)	1.21	1.68
Distributions from net investment income	-	(.12)	(.15)	(.15)	(.13)	(.12)
Distributions from net realized gain	-	(.09)	(.03)	(.02)	(.02)	(.01)
Total distributions	-	(.21)	(.18)	(.18)H	(.15)	(.13)
Net asset value, end of period	$ 12.60	$ 12.01	$ 10.04	$ 9.03	$ 9.48	$ 8.42
Total ReturnB, C, D	4.91%	21.75%	13.22%	(2.90)%	14.32%	24.44%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.65%A	1.19%	1.57%	1.60%	1.49%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 975,410	$ 869,781	$ 622,842	$ 554,088	$ 536,918	$ 445,681
Portfolio turnover rateF	51%A	31%	24%	16%	22%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Air Transportation Portfolio	0.3	0.5
Fidelity Automotive Portfolio	0.5	0.4
Fidelity Banking Portfolio	2.6	2.3
Fidelity Biotechnology Portfolio	0.0*	0.5
Fidelity Blue Chip Growth Fund	1.3	0.4
Fidelity Blue Chip Value Fund	0.3	0.0
Fidelity Brokerage and Investment Management Portfolio	1.7	2.8
Fidelity Capital Appreciation Fund	0.1	0.2
Fidelity Chemicals Portfolio	2.3	0.9
Fidelity Communications Equipment Portfolio	0.0*	0.0*
Fidelity Computers Portfolio	1.1	1.7
Fidelity Construction and Housing Portfolio	0.3	0.3
Fidelity Consumer Discretionary Portfolio	4.0	4.1
Fidelity Consumer Finance Portfolio	0.1	0.7
Fidelity Consumer Staples Portfolio	2.6	4.1
Fidelity Contrafund	0.0*	0.2
Fidelity Defense and Aerospace Portfolio	0.1	0.8
Fidelity Disciplined Equity Fund	0.1	1.3
Fidelity Dividend Growth Fund	0.0*	0.0*
Fidelity Electronics Portfolio	2.1	0.7
Fidelity Energy Portfolio	4.5	2.5
Fidelity Energy Service Portfolio	1.7	1.4
Fidelity Environmental and Alternative Energy Portfolio	0.0*	0.0*
Fidelity Equity Dividend Income Fund	0.0*	0.0*
Fidelity Equity-Income Fund	0.0*	0.4
Fidelity Financial Services Portfolio	3.9	1.0
Fidelity Global Commodity Stock Fund	0.0*	0.0*
Fidelity Gold Portfolio	0.0*	0.0*
Fidelity Growth & Income Portfolio	0.0*	0.2
Fidelity Growth Company Fund	0.1	0.1
Fidelity Growth Discovery Fund	0.4	0.1
Fidelity Health Care Portfolio	5.6	6.0
Fidelity Independence Fund	1.5	0.1
Fidelity Industrial Equipment Portfolio	0.2	1.4
Fidelity Industrials Portfolio	4.8	6.8
Fidelity Insurance Portfolio	1.1	3.2
Fidelity IT Services Portfolio	0.0*	1.8

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Large Cap Stock Fund	2.9	1.6
Fidelity Leisure Portfolio	0.0*	0.0*
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Low-Priced Stock Fund	0.0*	0.5
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.3	0.1
Fidelity Medical Delivery Portfolio	0.1	0.1
Fidelity Medical Equipment and Systems Portfolio	0.0*	0.1
Fidelity Mega Cap Stock Fund	1.2	1.1
Fidelity Mid Cap Value Fund	0.0*	0.0*
Fidelity Mid-Cap Stock Fund	0.0*	0.2
Fidelity Multimedia Portfolio	0.6	0.7
Fidelity Nasdaq Composite Index Fund	0.0*	0.0*
Fidelity Natural Gas Portfolio	0.0*	0.0*
Fidelity Natural Resources Portfolio	0.0*	0.0*
Fidelity New Millennium Fund	1.8	0.9
Fidelity OTC Portfolio	0.2	0.6
Fidelity Pharmaceuticals Portfolio	1.1	0.7
Fidelity Real Estate Investment Portfolio	0.2	0.0*
Fidelity Retailing Portfolio	0.4	1.0
Fidelity Series Commodity Strategy Fund	0.0*	0.0*
Fidelity Small Cap Discovery Fund	0.1	0.4
Fidelity Small Cap Growth Fund	0.0*	0.0*
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.0*	0.7
Fidelity Software and Computer Services Portfolio	0.9	4.5
Fidelity Stock Selector Large Cap Value Fund	1.2	0.1
Fidelity Technology Portfolio	5.5	1.1
Fidelity Telecom and Utilities Fund	0.0*	0.0*
Fidelity Telecommunications Portfolio	0.3	0.3
Fidelity Transportation Portfolio	0.8	0.7
Fidelity Utilities Portfolio	0.6	0.0*
Fidelity Value Discovery Fund	0.2	0.0*
Fidelity Value Fund	0.6	0.1
Fidelity Value Strategies Fund	0.0*	0.0*
Spartan 500 Index Fund Investor Class	0.0*	0.0*
Spartan Extended Market Index Fund Investor Class	0.0*	0.0*
Spartan Total Market Index Fund Investor Class	0.0*	0.0*
VIP Energy Portfolio Investor Class	0.1	0.1
VIP Mid Cap Portfolio Investor Class	0.0*	0.0*
	62.4	62.5
Fund Holdings as of June 30, 2014 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
International Equity Funds
Fidelity Canada Fund	0.0*	0.0*
Fidelity China Region Fund	0.0*	0.1
Fidelity Diversified International Fund	4.1	5.3
Fidelity Emerging Asia Fund	0.5	0.5
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	0.1	0.1
Fidelity Emerging Markets Fund	1.2	0.9
Fidelity Europe Capital Appreciation Fund	0.0	0.0*
Fidelity Europe Fund	2.4	3.3
Fidelity International Capital Appreciation Fund	1.1	0.2
Fidelity International Discovery Fund	2.1	5.8
Fidelity International Real Estate Fund	0.0*	0.0*
Fidelity International Small Cap Fund	0.1	1.0
Fidelity International Small Cap Opportunities Fund	0.8	0.4
Fidelity International Value Fund	0.0*	0.1
Fidelity Japan Fund	0.0*	0.0*
Fidelity Japan Smaller Companies Fund	0.3	1.0
Fidelity Nordic Fund	0.9	0.9
Fidelity Overseas Fund	5.8	0.0*
Fidelity Pacific Basin Fund	0.1	0.2
Spartan International Index Fund Investor Class	7.1	7.3
	26.6	27.1
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	0.0*	0.0*
Fidelity Focused High Income Fund	0.2	0.2
Fidelity High Income Fund	1.2	1.3
Fidelity New Markets Income Fund	0.6	0.2
Fidelity Real Estate Income Fund	0.4	0.0*
Spartan U.S. Bond Index Fund Investor Class	8.6	8.7
	11.0	10.4
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	0.0*	0.0*
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2014
Domestic Equity Funds	62.4%
International Equity Funds	26.6%
Fixed-Income Funds	11.0%
Money Market Funds	0.0%*

As of December 31, 2013
Domestic Equity Funds	62.5%
International Equity Funds	27.1%
Fixed-Income Funds	10.4%
Money Market Funds	0.0%*

Semiannual Report

VIP FundsManager 85% Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 89.0%
	Shares	Value
Domestic Equity Funds - 62.4%
Fidelity Air Transportation Portfolio (c)	14,642	$ 957,424
Fidelity Automotive Portfolio (c)	33,866	1,835,513
Fidelity Banking Portfolio (c)	373,756	9,803,607
Fidelity Biotechnology Portfolio (c)	461	92,418
Fidelity Blue Chip Growth Fund (c)	70,261	4,771,458
Fidelity Blue Chip Value Fund (c)	76,110	1,178,190
Fidelity Brokerage and Investment Management Portfolio (c)	89,539	6,541,710
Fidelity Capital Appreciation Fund (c)	5,450	205,366
Fidelity Chemicals Portfolio (c)	58,320	8,916,597
Fidelity Communications Equipment Portfolio (c)	2,482	80,179
Fidelity Computers Portfolio (c)	54,429	4,257,971
Fidelity Construction and Housing Portfolio (c)	18,529	1,004,457
Fidelity Consumer Discretionary Portfolio (c)	478,878	15,333,679
Fidelity Consumer Finance Portfolio (c)	21,507	335,729
Fidelity Consumer Staples Portfolio (c)	106,646	9,905,260
Fidelity Contrafund (c)	1,261	125,290
Fidelity Defense and Aerospace Portfolio (c)	3,978	463,920
Fidelity Disciplined Equity Fund (c)	9,656	330,319
Fidelity Dividend Growth Fund (c)	223	8,392
Fidelity Electronics Portfolio (c)	102,382	7,971,450
Fidelity Energy Portfolio (c)	278,083	17,157,706
Fidelity Energy Service Portfolio (c)	64,332	6,318,659
Fidelity Environmental and Alternative Energy Portfolio (c)	4,221	102,098
Fidelity Equity Dividend Income Fund (c)	1,295	33,878
Fidelity Equity-Income Fund (c)	1,392	87,407
Fidelity Financial Services Portfolio (c)	174,741	14,723,662
Fidelity Global Commodity Stock Fund (c)	1,829	27,897
Fidelity Gold Portfolio (a)(c)	3,652	85,754
Fidelity Growth & Income Portfolio (c)	991	29,237
Fidelity Growth Company Fund (c)	2,815	357,167
Fidelity Growth Discovery Fund (c)	62,036	1,431,172
Fidelity Health Care Portfolio (c)	103,843	21,461,260
Fidelity Independence Fund (c)	144,440	5,802,148
Fidelity Industrial Equipment Portfolio (c)	15,564	667,698
Fidelity Industrials Portfolio (c)	552,155	18,237,696
Fidelity Insurance Portfolio (c)	64,851	4,320,369
Fidelity IT Services Portfolio (c)	3,765	137,511
Fidelity Large Cap Stock Fund (c)	389,920	10,937,261
Fidelity Leisure Portfolio (c)	953	126,427
Fidelity Leveraged Company Stock Fund (c)	3,137	145,382
Fidelity Low-Priced Stock Fund (c)	1,493	77,457
Fidelity Magellan Fund (c)	140	12,966
Fidelity Materials Portfolio (c)	13,789	1,215,477
Fidelity Medical Delivery Portfolio (c)	2,768	208,078
Fidelity Medical Equipment and Systems Portfolio (c)	4,786	182,489

	Shares	Value
Fidelity Mega Cap Stock Fund (c)	270,461	$ 4,446,380
Fidelity Mid Cap Value Fund (c)	5,138	123,456
Fidelity Mid-Cap Stock Fund (c)	4,469	176,114
Fidelity Multimedia Portfolio (c)	27,841	2,280,218
Fidelity Nasdaq Composite Index Fund (c)	919	53,675
Fidelity Natural Gas Portfolio (c)	942	43,479
Fidelity Natural Resources Portfolio (c)	2,417	104,887
Fidelity New Millennium Fund (c)	163,366	6,854,847
Fidelity OTC Portfolio (c)	8,103	669,430
Fidelity Pharmaceuticals Portfolio (c)	197,920	4,150,383
Fidelity Real Estate Investment Portfolio (c)	20,727	773,728
Fidelity Retailing Portfolio (c)	17,323	1,403,316
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	9,206
Fidelity Small Cap Discovery Fund (c)	6,474	201,353
Fidelity Small Cap Growth Fund (c)	2,762	54,076
Fidelity Small Cap Stock Fund (c)	4,308	85,780
Fidelity Small Cap Value Fund (c)	7,457	155,100
Fidelity Software and Computer Services Portfolio (c)	29,396	3,455,457
Fidelity Stock Selector Large Cap Value Fund (c)	265,761	4,427,573
Fidelity Technology Portfolio (c)	173,931	21,082,175
Fidelity Telecom and Utilities Fund (c)	1,664	40,993
Fidelity Telecommunications Portfolio (c)	15,854	973,594
Fidelity Transportation Portfolio (c)	38,462	3,196,999
Fidelity Utilities Portfolio (c)	29,086	2,261,751
Fidelity Value Discovery Fund (c)	25,466	599,979
Fidelity Value Fund (c)	19,234	2,177,288
Fidelity Value Strategies Fund (c)	275	11,918
Spartan 500 Index Fund Investor Class (c)	214	14,975
Spartan Extended Market Index Fund Investor Class (c)	209	11,653
Spartan Total Market Index Fund Investor Class (c)	1,289	74,401
VIP Energy Portfolio Investor Class (c)	17,201	472,351
VIP Mid Cap Portfolio Investor Class (c)	388	14,555
TOTAL DOMESTIC EQUITY FUNDS		238,406,875
International Equity Funds - 26.6%
Fidelity Canada Fund (c)	583	37,523
Fidelity China Region Fund (c)	4,927	166,549
Fidelity Diversified International Fund (c)	413,349	15,723,785
Fidelity Emerging Asia Fund (c)	56,249	1,838,203
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (c)	38,811	371,810
Fidelity Emerging Markets Fund (c)	184,801	4,756,780
Fidelity Europe Fund (c)	231,529	9,358,403
Fidelity International Capital Appreciation Fund (c)	231,627	4,044,213
Fidelity International Discovery Fund (c)	190,530	7,846,038
Fidelity International Real Estate Fund (c)	1,392	15,294
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity International Small Cap Fund (c)	16,914	$ 467,675
Fidelity International Small Cap Opportunities Fund (c)	203,314	3,031,411
Fidelity International Value Fund (c)	15,668	145,087
Fidelity Japan Fund (c)	8,892	108,221
Fidelity Japan Smaller Companies Fund (c)	81,405	1,108,736
Fidelity Nordic Fund (c)	67,737	3,314,351
Fidelity Overseas Fund (c)	525,146	21,982,630
Fidelity Pacific Basin Fund (c)	11,914	346,933
Spartan International Index Fund Investor Class (c)	642,408	27,225,272
TOTAL INTERNATIONAL EQUITY FUNDS		101,888,914
TOTAL EQUITY FUNDS (Cost $273,425,686)		340,295,789
Fixed-Income Funds - 11.0%

Fidelity Floating Rate High Income Fund (c)	804	8,030
Fidelity Focused High Income Fund (c)	70,809	642,941
Fidelity High Income Fund (c)	500,164	4,751,553
Fidelity New Markets Income Fund (c)	140,270	2,357,940

	Shares	Value
Fidelity Real Estate Income Fund (c)	120,925	$ 1,445,054
Spartan U.S. Bond Index Fund Investor Class (c)	2,804,865	32,704,730
TOTAL FIXED-INCOME FUNDS (Cost $40,225,161)		41,910,248
Money Market Funds - 0.0%

Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c) (Cost $34,226)	34,226	34,226
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $313,685,073)	382,240,263
NET OTHER ASSETS (LIABILITIES) - 0.0%	(68,133)
NET ASSETS - 100%	$ 382,172,130
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 1,724,077	$ 15,957	$ 870,000	$ 388	$ 957,424
Fidelity Automotive Portfolio	1,456,984	1,555,315	1,167,348	202	1,835,513
Fidelity Banking Portfolio	7,701,740	4,346,024	2,165,391	27,278	9,803,607
Fidelity Biotechnology Portfolio	1,477,080	-	1,500,028	-	92,418
Fidelity Blue Chip Growth Fund	1,196,064	3,329,978	29,198	-	4,771,458
Fidelity Blue Chip Value Fund	-	1,593,303	500,000	-	1,178,190
Fidelity Brokerage and Investment Management Portfolio	9,443,261	1,562,691	4,200,000	9,106	6,541,710
Fidelity Canada Fund	34,007	-	-	-	37,523
Fidelity Capital Appreciation Fund	493,910	-	300,000	-	205,366
Fidelity Chemicals Portfolio	3,090,753	5,540,631	-	10,847	8,916,597
Fidelity China Region Fund	377,484	-	200,000	-	166,549
Fidelity Communications Equipment Portfolio	73,151	79	-	10	80,179
Fidelity Computers Portfolio	5,483,866	75,783	1,546,150	7,321	4,257,971
Fidelity Construction and Housing Portfolio	866,394	293,321	136,738	814	1,004,457
Fidelity Consumer Discretionary Portfolio	13,612,436	3,108,911	1,015,220	3,797	15,333,679
Fidelity Consumer Finance Portfolio	2,192,220	66,467	1,841,615	2,146	335,729
Fidelity Consumer Staples Portfolio	13,529,608	514,340	4,359,630	26,138	9,905,260
Fidelity Contrafund	500,621	431,261	800,000	-	125,290
Fidelity Defense and Aerospace Portfolio	2,477,250	99,467	2,000,000	4,231	463,920
Fidelity Disciplined Equity Fund	4,356,302	421,916	4,440,010	-	330,319
Fidelity Diversified International Fund	17,738,041	9,984,582	12,156,814	-	15,723,785
Fidelity Dividend Growth Fund	7,876	-	-	-	8,392
Fidelity Electronics Portfolio	2,200,902	4,897,657	-	3,356	7,971,450
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Asia Fund	$ 1,541,612	$ 390,842	$ 195,898	$ -	$ 1,838,203
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	356,673	-	-	-	371,810
Fidelity Emerging Markets Fund	3,107,945	2,473,343	1,110,303	-	4,756,780
Fidelity Energy Portfolio	8,145,068	8,476,367	1,085,837	23,888	17,157,706
Fidelity Energy Service Portfolio	4,673,665	1,923,596	1,086,953	1,317	6,318,659
Fidelity Environmental and Alternative Energy Portfolio	96,235	122	-	13	102,098
Fidelity Equity Dividend Income Fund	31,584	313	-	313	33,878
Fidelity Equity-Income Fund	1,305,301	3,120,769	4,431,467	16,495	87,407
Fidelity Europe Capital Appreciation Fund	5,696	908,189	-	8,189	-
Fidelity Europe Fund	11,082,898	3,839,815	7,007,353	-	9,358,403
Fidelity Financial Services Portfolio	3,179,016	12,479,713	1,381,511	19,377	14,723,662
Fidelity Floating Rate High Income Fund	7,874	132	-	132	8,030
Fidelity Focused High Income Fund	625,783	21,512	9,875	14,052	642,941
Fidelity Global Commodity Stock Fund	25,848	-	-	-	27,897
Fidelity Gold Portfolio	6,413	2,050,000	1,700,000	-	85,754
Fidelity Growth & Income Portfolio	631,295	112	600,000	112	29,237
Fidelity Growth Company Fund	335,476	1,967	-	-	357,167
Fidelity Growth Discovery Fund	439,496	2,816,972	1,999,988	-	1,431,172
Fidelity Health Care Portfolio	20,071,686	6,194,984	7,077,886	-	21,461,260
Fidelity High Income Fund	4,441,205	918,854	674,648	128,092	4,751,553
Fidelity Independence Fund	294,914	5,400,000	-	-	5,802,148
Fidelity Industrial Equipment Portfolio	4,631,391	219,230	4,000,000	5,798	667,698
Fidelity Industrials Portfolio	22,558,946	1,339,921	5,324,211	22,816	18,237,696
Fidelity Institutional Prime Money Market Portfolio Class I	772	1,433,386	1,399,932	1	34,226
Fidelity Insurance Portfolio	10,690,013	228,762	6,338,354	11,309	4,320,369
Fidelity International Capital Appreciation Fund	723,688	3,160,635	-	-	4,044,213
Fidelity International Discovery Fund	19,308,143	1,266,962	12,586,438	-	7,846,038
Fidelity International Real Estate Fund	14,153	-	-	-	15,294
Fidelity International Small Cap Fund	3,339,998	-	2,858,531	-	467,675
Fidelity International Small Cap Opportunities Fund	1,217,801	3,213,458	1,561,147	-	3,031,411
Fidelity International Value Fund	141,796	-	-	-	145,087
Fidelity IT Services Portfolio	6,128,504	212,450	6,035,404	-	137,511
Fidelity Japan Fund	107,065	-	-	-	108,221
Fidelity Japan Smaller Companies Fund	3,428,255	-	2,232,884	-	1,108,736
Fidelity Large Cap Stock Fund	5,201,963	5,571,684	79,992	34,242	10,937,261
Fidelity Leisure Portfolio	122,863	3,790	-	345	126,427
Fidelity Leveraged Company Stock Fund	135,656	-	-	-	145,382
Fidelity Low-Priced Stock Fund	1,584,712	-	1,500,000	-	77,457
Fidelity Magellan Fund	12,151	758	-	23	12,966
Fidelity Materials Portfolio	470,363	719,588	-	1,467	1,215,477
Fidelity Medical Delivery Portfolio	194,028	7,681	-	-	208,078
Fidelity Medical Equipment and Systems Portfolio	161,851	8,867	-	-	182,489
Fidelity Mega Cap Stock Fund	3,591,727	2,503,083	1,919,614	-	4,446,380
Fidelity Mid Cap Value Fund	113,645	2,439	-	35	123,456
Fidelity Mid-Cap Stock Fund	743,597	11,812	600,000	-	176,114
Fidelity Multimedia Portfolio	2,376,137	37,155	156,713	164	2,280,218
Fidelity Nasdaq Composite Index Fund	50,601	24	-	-	53,675
Fidelity Natural Gas Portfolio	35,547	69	-	32	43,479
Fidelity Natural Resources Portfolio	88,688	538	-	10	104,887
Fidelity New Markets Income Fund	575,464	2,211,428	480,000	17,338	2,357,940
Fidelity New Millennium Fund	2,987,493	4,247,789	749,141	-	6,854,847
Fidelity Nordic Fund	2,949,407	90,993	-	-	3,314,351
Fidelity OTC Portfolio	2,021,928	5,352,564	6,395,408	-	669,430
Fidelity Overseas Fund	14,120	21,181,653	-	-	21,982,630
Fidelity Pacific Basin Fund	542,636	-	200,000	-	346,933
Fidelity Pharmaceuticals Portfolio	2,380,658	1,457,647	-	10,658	4,150,383
Fidelity Real Estate Income Fund	12,724	1,418,830	-	14,676	1,445,054
Fidelity Real Estate Investment Portfolio	28,478	734,991	-	3,188	773,728
Fidelity Retailing Portfolio	3,428,010	131,973	1,911,334	907	1,403,316
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 8,628	$ -	$ -	$ -	$ 9,206
Fidelity Small Cap Discovery Fund	1,475,771	8,729	1,257,208	130	201,353
Fidelity Small Cap Growth Fund	53,219	-	-	-	54,076
Fidelity Small Cap Stock Fund	81,818	7,838	-	242	85,780
Fidelity Small Cap Value Fund	2,430,280	-	2,250,000	-	155,100
Fidelity Software and Computer Services Portfolio	14,872,498	1,005,270	12,195,855	-	3,455,457
Fidelity Stock Selector Large Cap Value Fund	146,444	4,175,847	-	-	4,427,573
Fidelity Technology Portfolio	3,564,904	17,933,591	199,959	-	21,082,175
Fidelity Telecom and Utilities Fund	104,218	662	70,000	662	40,993
Fidelity Telecommunications Portfolio	1,036,511	121,754	196,026	17,536	973,594
Fidelity Transportation Portfolio	2,160,489	1,945,576	1,150,000	4,267	3,196,999
Fidelity Utilities Portfolio	66,267	2,178,546	-	334	2,261,751
Fidelity Value Discovery Fund	13,203	577,800	-	-	599,979
Fidelity Value Fund	215,727	1,914,561	29,198	-	2,177,288
Fidelity Value Strategies Fund	11,253	-	-	-	11,918
Spartan 500 Index Fund Investor Class	13,984	61	-	61	14,975
Spartan Extended Market Index Fund Investor Class	10,973	172	-	23	11,653
Spartan International Index Fund Investor Class	24,218,616	2,481,654	477,305	156,238	27,225,272
Spartan Total Market Index Fund Investor Class	69,598	184	-	184	74,401
Spartan U.S. Bond Index Fund Investor Class	28,881,813	7,584,731	4,538,394	371,509	32,704,730
VIP Energy Portfolio Investor Class	408,751	2,309	-	-	472,351
VIP Mid Cap Portfolio Investor Class	13,852	215	-	-	14,555
Total	$ 332,413,499	$ 185,564,945	$ 146,282,909	$ 981,809	$ 382,240,263
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $313,685,073) - See accompanying schedule		$ 382,240,263
Cash		6
Receivable for investments sold		9,400,000
Receivable for fund shares sold		766,689
Total assets		392,406,958

Liabilities
Payable for investments purchased	$ 10,169,919
Payable for fund shares redeemed	953
Accrued management fee	62,952
Distribution and service plan fees payable	1,004
Total liabilities		10,234,828

Net Assets		$ 382,172,130
Net Assets consist of:
Paid in capital		$ 314,090,406
Undistributed net investment income		619,774
Accumulated undistributed net realized gain (loss) on investments		(1,093,240)
Net unrealized appreciation (depreciation) on investments		68,555,190
Net Assets		$ 382,172,130

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($258,531 ÷ 20,404 shares)	$ 12.67

Service Class 2: Net Asset Value, offering price and redemption price per share ($8,058,461 ÷ 638,371 shares)	$ 12.62

Investor Class: Net Asset Value, offering price and redemption price per share ($373,855,138 ÷ 29,488,883 shares)	$ 12.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 981,809

Expenses
Management fee	$ 444,877
Distribution and service plan fees	9,512
Independent trustees' compensation	665
Total expenses before reductions	455,054
Expense reductions	(93,019)	362,035
Net investment income (loss)		619,774
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	12,026,344
Capital gain distributions from underlying funds	6,826,507
Total net realized gain (loss)		18,852,851
Change in net unrealized appreciation (depreciation) on underlying funds		(1,481,614)
Net gain (loss)		17,371,237
Net increase (decrease) in net assets resulting from operations		$ 17,991,011

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 619,774	$ 2,692,096
Net realized gain (loss)	18,852,851	30,434,024
Change in net unrealized appreciation (depreciation)	(1,481,614)	33,277,740
Net increase (decrease) in net assets resulting from operations	17,991,011	66,403,860
Distributions to shareholders from net investment income	-	(2,700,538)
Distributions to shareholders from net realized gain	-	(3,433,717)
Total distributions	-	(6,134,255)
Share transactions - net increase (decrease)	31,821,598	40,580,804
Total increase (decrease) in net assets	49,812,609	100,850,409

Net Assets
Beginning of period	332,359,521	231,509,112
End of period (including undistributed net investment income of $619,774 and undistributed net investment income of $0, respectively)	$ 382,172,130	$ 332,359,521

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 9.62	$ 8.57	$ 9.19	$ 8.02	$ 6.32
Income from Investment Operations
Net investment income (loss) E	.02	.11	.12	.11	.10	.11
Net realized and unrealized gain (loss)	.58	2.57	1.09	(.60)	1.19	1.70
Total from investment operations	.60	2.68	1.21	(.49)	1.29	1.81
Distributions from net investment income	-	(.10)	(.13)	(.11)	(.10)	(.10)
Distributions from net realized gain	-	(.13)	(.03)	(.02)	(.02)	(.01)
Total distributions	-	(.23)	(.16)	(.13)	(.12)	(.11)
Net asset value, end of period	$ 12.67	$ 12.07	$ 9.62	$ 8.57	$ 9.19	$ 8.02
Total ReturnB, C, D	4.97%	27.86%	14.13%	(5.30)%	16.07%	28.56%
Ratios to Average Net Assets F, G
Expenses before reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.35%A	1.00%	1.25%	1.23%	1.20%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 259	$ 242	$ 149	$ 183	$ 108	$ 112
Portfolio turnover rateF	82%A	51%	50%	26%	38%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 9.60	$ 8.55	$ 9.17	$ 8.00	$ 6.32
Income from Investment Operations
Net investment income (loss) E	.01	.09	.10	.10	.09	.10
Net realized and unrealized gain (loss)	.58	2.55	1.10	(.60)	1.19	1.68
Total from investment operations	.59	2.64	1.20	(.50)	1.28	1.78
Distributions from net investment income	-	(.09)	(.11)	(.10)	(.09)	(.09)
Distributions from net realized gain	-	(.13)	(.03)	(.02)	(.02)	(.01)
Total distributions	-	(.21)I	(.15)H	(.12)	(.11)	(.10)
Net asset value, end of period	$ 12.62	$ 12.03	$ 9.60	$ 8.55	$ 9.17	$ 8.00
Total ReturnB, C, D	4.90%	27.54%	14.01%	(5.44)%	16.00%	28.17%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.20%A	.85%	1.10%	1.08%	1.05%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,058	$ 6,862	$ 4,812	$ 3,574	$ 2,384	$ 886
Portfolio turnover rateF	82%A	51%	50%	26%	38%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.033 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.128 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 9.63	$ 8.58	$ 9.20	$ 8.02	$ 6.32
Income from Investment Operations
Net investment income (loss) E	.02	.11	.12	.11	.10	.11
Net realized and unrealized gain (loss)	.59	2.56	1.09	(.60)	1.20	1.70
Total from investment operations	.61	2.67	1.21	(.49)	1.30	1.81
Distributions from net investment income	-	(.10)	(.13)	(.11)	(.10)	(.10)
Distributions from net realized gain	-	(.13)	(.03)	(.02)	(.02)	(.01)
Total distributions	-	(.23)	(.16)	(.13)	(.12)	(.11)
Net asset value, end of period	$ 12.68	$ 12.07	$ 9.63	$ 8.58	$ 9.20	$ 8.02
Total ReturnB, C, D	5.05%	27.73%	14.11%	(5.29)%	16.20%	28.56%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.35%A	1.00%	1.25%	1.23%	1.20%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 373,855	$ 325,256	$ 226,548	$ 231,895	$ 225,225	$ 180,463
Portfolio turnover rateF	82%A	51%	50%	26%	38%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP FundsManager® 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP FundsManager 20% Portfolio	$ 692,417,641	$ 53,238,316	$ (2,109,185)	$ 51,129,131
VIP FundsManager 50% Portfolio	3,905,866,971	427,827,790	(11,776,285)	416,051,505
VIP FundsManager 60% Portfolio	5,423,689,327	1,232,921,923	(16,970,980)	1,215,950,943
VIP FundsManager 70% Portfolio	800,650,351	183,589,432	(1,311,987)	182,277,445
VIP FundsManager 85% Portfolio	313,946,590	68,992,748	(699,075)	68,293,673

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration 2017
VIP FundsManager 70% Portfolio	$ (58,222,450)
VIP FundsManager 85% Portfolio	(19,741,105)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP FundsManager 20% Portfolio	110,521,654	78,027,183
VIP FundsManager 50% Portfolio	1,191,566,166	392,100,354
VIP FundsManager 60% Portfolio	1,259,119,631	1,203,790,399
VIP FundsManager 70% Portfolio	313,551,186	235,972,304
VIP FundsManager 85% Portfolio	185,564,945	146,282,909

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the funds with investment management related services. For these services each fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

The investment adviser has contractually agreed to waive 0.05% of its management fee, thereby limiting each fund's management fee to an annual rate of 0.20% of average net assets, until April 30, 2015.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$ 37	$ 1,593	$ 1,630
VIP FundsManager 50% Portfolio	45	112,813	112,858
VIP FundsManager 60% Portfolio	38	490,091	490,129
VIP FundsManager 70% Portfolio	56	8,560	8,616
VIP FundsManager 85% Portfolio	122	9,390	9,512

5. Expense Reductions.

The investment adviser contractually agreed to limit each funds' management fee to an annual rate of 0.20% of each funds' average net assets until April 30, 2015. For the period, each fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$ 179,008
VIP FundsManager 50% Portfolio	958,314
VIP FundsManager 60% Portfolio	1,613,481
VIP FundsManager 70% Portfolio	229,507
VIP FundsManager 85% Portfolio	89,139

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each fund's Service Class and Service Class 2. During the period, this reimbursement reduced each fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$ 37
Service Class 2	638
VIP FundsManager 50% Portfolio
Service Class	46
Service Class 2	45,118
VIP FundsManager 60% Portfolio
Service Class	38
Service Class 2	196,137
VIP FundsManager 70% Portfolio
Service Class	56
Service Class 2	3,425
VIP FundsManager 85% Portfolio
Service Class	122
Service Class 2	3,758

Semiannual Report

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
VIP FundsManager 20% Portfolio
From net investment income
Service Class	$ -	$ 894
Service Class 2	-	12,626
Investor Class	-	8,440,466
Total	$ -	$ 8,453,986
From net realized gain
Service Class	591	1,512
Service Class 2	9,844	25,038
Investor Class	5,691,942	14,276,125
Total	$ 5,702,377	$ 14,302,675
VIP FundsManager 50% Portfolio
From net investment income
Service Class	-	755
Service Class 2	-	712,942
Investor Class	-	31,151,492
Total	$ -	$ 31,865,189
From net realized gain
Service Class	62	427
Service Class 2	68,251	477,745
Investor Class	2,622,260	17,607,365
Total	$ 2,690,573	$ 18,085,537
VIP FundsManager 60% Portfolio
From net investment income
Service Class	-	847
Service Class 2	-	3,604,593
Investor Class	-	65,904,476
Total	$ -	$ 69,509,916
From net realized gain
Service Class	1,301	2,688
Service Class 2	6,584,740	12,440,936
Investor Class	103,828,333	209,904,397
Total	$ 110,414,374	$ 222,348,021
VIP FundsManager 70% Portfolio
From net investment income
Service Class	-	932
Service Class 2	-	59,847
Investor Class	-	8,833,266
Total	$ -	$ 8,894,045
From net realized gain
Service Class	-	669
Service Class 2	-	49,318
Investor Class	-	6,340,006
Total	$ -	$ 6,389,993
VIP FundsManager 85% Portfolio
From net investment income
Service Class	-	1,972
Service Class 2	-	47,174
Investor Class	-	2,651,392
Total	$ -	$ 2,700,538
From net realized gain
Service Class	-	2,499
Service Class 2	-	71,038
Investor Class	-	3,360,180
Total	$ -	$ 3,433,717

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
VIP FundsManager 20% Portfolio
Service Class
Shares sold	281	4,335	$ 3,197	$ 49,173
Reinvestment of distributions	52	213	591	2,406
Shares redeemed	(160)	(4,569)	(1,825)	(52,347)
Net increase (decrease)	173	(21)	$ 1,963	$ (768)
Service Class 2
Shares sold	18,741	35,304	$ 214,146	$ 399,373
Reinvestment of distributions	870	3,336	9,844	37,664
Shares redeemed	(2,652)	(47,827)	(30,180)	(543,206)
Net increase (decrease)	16,959	(9,187)	$ 193,810	$ (106,169)
Investor Class
Shares sold	3,748,405	8,431,513	$ 42,798,267	$ 95,563,353
Reinvestment of distributions	502,822	2,009,790	5,691,942	22,716,591
Shares redeemed	(1,599,515)	(7,802,750)	(18,221,289)	(88,559,938)
Net increase (decrease)	2,651,712	2,638,553	$ 30,268,920	$ 29,720,006
VIP FundsManager 50% Portfolio
Service Class
Shares sold	1,357	473	$ 16,447	$ 5,428
Reinvestment of distributions	5	99	62	1,182
Shares redeemed	(729)	(707)	(9,065)	(8,141)
Net increase (decrease)	633	(135)	$ 7,444	$ (1,531)
Service Class 2
Shares sold	647,653	1,076,347	$ 7,778,162	$ 12,153,363
Reinvestment of distributions	5,673	99,723	68,251	1,190,687
Shares redeemed	(721,879)	(1,443,409)	(8,751,438)	(16,222,057)
Net increase (decrease)	(68,553)	(267,339)	$ (905,025)	$ (2,878,007)
Investor Class
Shares sold	62,915,810	148,703,643	$ 764,392,842	$ 1,688,464,574
Reinvestment of distributions	217,254	4,073,422	2,622,260	48,758,856
Shares redeemed	(2,022,340)	(3,312,150)	(24,595,690)	(37,524,917)
Net increase (decrease)	61,110,724	149,464,915	$ 742,419,412	$ 1,699,698,513
VIP FundsManager 60% Portfolio
Service Class
Shares sold	239	453	$ 2,809	$ 5,145
Reinvestment of distributions	112	305	1,301	3,535
Shares redeemed	(257)	(698)	(3,010)	(8,130)
Net increase (decrease)	94	60	$ 1,100	$ 550
Service Class 2
Shares sold	4,210,087	8,672,414	$ 49,584,583	$ 98,156,461
Reinvestment of distributions	565,699	1,384,119	6,584,740	16,045,529
Shares redeemed	(2,071,119)	(2,896,140)	(24,376,213)	(32,768,682)
Net increase (decrease)	2,704,667	7,160,393	$ 31,793,110	$ 81,433,308
Investor Class
Shares sold	5,614,519	8,809,786	$ 66,331,130	$ 99,670,330
Reinvestment of distributions	8,904,660	23,801,207	103,828,333	275,808,873
Shares redeemed	(14,102,456)	(26,609,299)	(166,259,385)	(299,708,642)
Net increase (decrease)	416,723	6,001,694	$ 3,900,078	$ 75,770,561

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
VIP FundsManager 70% Portfolio
Service Class
Shares sold	2,674	462	$ 31,145	$ 5,187
Reinvestment of distributions	-	134	-	1,601
Shares redeemed	(767)	(696)	(9,412)	(7,956)
Net increase (decrease)	1,907	(100)	$ 21,733	$ (1,168)
Service Class 2
Shares sold	41,677	104,492	$ 504,578	$ 1,136,389
Reinvestment of distributions	-	9,150	-	109,165
Shares redeemed	(31,422)	(52,752)	(379,387)	(591,226)
Net increase (decrease)	10,255	60,890	$ 125,191	$ 654,328
Investor Class
Shares sold	6,038,274	11,344,976	$ 73,329,110	$ 126,241,051
Reinvestment of distributions	-	1,268,668	-	15,173,272
Shares redeemed	(1,082,953)	(2,230,299)	(13,141,964)	(24,940,583)
Net increase (decrease)	4,955,321	10,383,345	$ 60,187,146	$ 116,473,740
VIP FundsManager 85% Portfolio
Service Class
Shares sold	1,503	5,300	$ 18,254	$ 58,028
Reinvestment of distributions	-	372	-	4,471
Shares redeemed	(1,117)	(1,178)	(13,313)	(12,542)
Net increase (decrease)	386	4,494	$ 4,941	$ 49,957
Service Class 2
Shares sold	96,168	146,877	$ 1,163,876	$ 1,596,213
Reinvestment of distributions	-	9,876	-	118,212
Shares redeemed	(28,272)	(87,603)	(350,822)	(959,046)
Net increase (decrease)	67,896	69,150	$ 813,054	$ 755,379
Investor Class
Shares sold	3,277,391	5,435,173	$ 39,900,945	$ 60,347,651
Reinvestment of distributions	-	500,131	-	6,011,572
Shares redeemed	(731,187)	(2,519,325)	(8,897,342)	(26,583,755)
Net increase (decrease)	2,546,204	3,415,979	$ 31,003,603	$ 39,775,468

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets.

At the end of the period, the following Funds were each the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP FundsManager 50%	VIP FundsManager 60%
Fidelity Banking Portfolio	-	24%
Fidelity Industrial Equipment Portfolio	-	24%
Fidelity Consumer Discretionary Portfolio	-	19%
Fidelity Insurance Portfolio	-	18%
Fidelity Financial Services Portfolio	-	18%
Fidelity Computers Portfolio	-	14%
Fidelity Industrials Portfolio	-	13%
Fidelity International Value Fund	-	12%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other - continued

Fund	VIP FundsManager 50%	VIP FundsManager 60%
Fidelity Construction and Housing Portfolio	-	12%
Fidelity Consumer Finance Portfolio	-	12%
Spartan U.S. Bond Index Fund	-	11%
Fidelity Brokerage and Investment Management Portfolio	10%	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Banking Portfolio	38%
Fidelity Industrial Equipment Portfolio	33%
Fidelity Consumer Discretionary Portfolio	32%
Fidelity Insurance Portfolio	31%
Fidelity Financial Services Portfolio	27%
Fidelity Industrials Portfolio	24%
Fidelity Brokerage and Investment Management Portfolio	23%
Spartan U.S. Bond Index Fund	23%
Fidelity Construction and Housing Portfolio	21%
Fidelity Computers Portfolio	21%

In addition, at the end of the period, the investment adviser or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP FundsManager 20% Portfolio	100%	-	-
VIP FundsManager 50% Portfolio	29%	1	64%
VIP FundsManager 60% Portfolio	28%	1	62%
VIP FundsManager 70% Portfolio	99%	-	-
VIP FundsManager 85% Portfolio	98%	-	-

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFM-SANN-0814
1.833444.108

Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Fidelity® VIP Investment Grade Central Fund Financial Statements	19	Complete list of investments and financial statements for Fidelity® VIP Investment Grade Central Fund.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.42%
Actual		$ 1,000.00	$ 1,041.60	$ 2.13
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11
Service Class	.52%
Actual		$ 1,000.00	$ 1,042.00	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61
Service Class 2.67%
Actual		$ 1,000.00	$ 1,040.00	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Investor Class	.45%
Actual		$ 1,000.00	$ 1,041.70	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
U.S. Government and U.S. Government Agency Obligations 49.9%	U.S. Government and U.S. Government Agency Obligations 51.5%
AAA 4.0%	AAA 4.5%
AA 2.9%	AA 2.8%
A 8.9%	A 9.0%
BBB 25.1%	BBB 23.7%
BB and Below 3.7%	BB and Below 3.6%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 4.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of June 30, 2014
6 months ago
Years	6.7	6.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	5.1	5.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Corporate Bonds 33.2%		Corporate Bonds 31.4%
	U.S. Government and U.S. Government Agency Obligations 49.9%		U.S. Government and U.S. Government Agency Obligations 51.5%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 1.0%
	CMOs and Other Mortgage Related Securities 7.4%		CMOs and Other Mortgage Related Securities 8.3%
	Municipal Bonds 2.6%		Municipal Bonds 2.3%
	Other Investments 0.8%		Other Investments 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 5.4%		Short-Term Investments and Net Other Assets (Liabilities) 4.8%
* Foreign investments	6.4%	** Foreign investments	5.1%
* Futures and Swaps	0.0%†	** Futures and Swaps	0.0%†

† Amount represents less than 0.1%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. Fidelity VIP Investment Grade Central Fund's holding's and financial statements are included at the end of this report.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 99.3%
	Shares	Value
Fidelity Specialized High Income Central Fund (c)	370,813	$ 40,133,068
Fidelity VIP Investment Grade Central Fund (d)	27,872,849	2,962,326,356
TOTAL FIXED-INCOME FUNDS (Cost $2,924,877,538)		3,002,459,424
Nonconvertible Bonds - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
CommonWealth REIT 5.875% 9/15/20 (Cost $583,208)	$ 546,000	594,424
Asset-Backed Securities - 0.0%

Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17 (Cost $439,951)	440,000	442,897
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.362% 5/25/47 (b)	351,751	289,694
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.322% 2/25/37 (b)	987,854	907,047
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6153% 3/25/35 (b)	681,278	511,915
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $749,737)		1,708,656
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a) (Cost $17,128,885)	17,128,885	$ 17,128,885
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,943,779,319)	3,022,334,286
NET OTHER ASSETS (LIABILITIES) - 0.0%	(91,924)
NET ASSETS - 100%	$ 3,022,242,362
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Affiliated central fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investments and financial statements are included at the end of this report as an attachment.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,199
Fidelity Specialized High Income Central Fund	1,008,835
Fidelity VIP Investment Grade Central Fund	42,758,921
Total	$ 43,773,955
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 38,285,173	$ 1,008,835	$ -	$ 40,133,068	8.5%
Fidelity VIP Investment Grade Central Fund	2,902,063,071	42,756,304	65,984,046	2,962,326,356	71.1%
Total	$ 2,940,348,244	$ 43,765,139	$ 65,984,046	$ 3,002,459,424
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 594,424	$ -	$ 594,424	$ -
Asset-Backed Securities	442,897	-	442,897	-
Collateralized Mortgage Obligations	1,708,656	-	1,708,656	-
Fixed-Income Funds	3,002,459,424	3,002,459,424	-	-
Money Market Funds	17,128,885	17,128,885	-	-
Total Investments in Securities:	$ 3,022,334,286	$ 3,019,588,309	$ 2,745,977	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,772,896)	$ 2,745,977
Fidelity Central Funds (cost $2,942,006,423)	3,019,588,309
Total Investments (cost $2,943,779,319)		$ 3,022,334,286
Receivable for fund shares sold		3,130,237
Interest receivable		11,211
Distributions receivable from Fidelity Central Funds		1,286
Other receivables		238,119
Total assets		3,025,715,139

Liabilities
Payable for investments purchased	$ 236,818
Payable for fund shares redeemed	1,905,432
Accrued management fee	779,773
Transfer agent fee payable	187,884
Distribution and service plan fees payable	253,473
Other affiliated payables	80,250
Other payables and accrued expenses	29,147
Total liabilities		3,472,777

Net Assets		$ 3,022,242,362
Net Assets consist of:
Paid in capital		$ 2,909,338,378
Undistributed net investment income		36,090,879
Accumulated undistributed net realized gain (loss) on investments		(1,741,862)
Net unrealized appreciation (depreciation) on investments		78,554,967
Net Assets		$ 3,022,242,362

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,010,133,489 ÷ 78,478,781 shares)	$ 12.87

Service Class: Net Asset Value, offering price and redemption price per share ($268,716,905 ÷ 21,082,552 shares)	$ 12.75

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,110,723,615 ÷ 88,280,990 shares)	$ 12.58

Investor Class: Net Asset Value, offering price and redemption price per share ($632,668,353 ÷ 49,317,478 shares)	$ 12.83

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 175,026
Income from Fidelity Central Funds		43,773,955
Total income		43,948,981

Expenses
Management fee	$ 4,642,691
Transfer agent fees	1,135,440
Distribution and service plan fees	1,533,838
Accounting fees and expenses	477,144
Custodian fees and expenses	11,614
Independent trustees' compensation	5,812
Registration fees	4,681
Audit	27,888
Legal	4,992
Miscellaneous	13,854
Total expenses		7,857,954
Net investment income (loss)		36,091,027
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	214,356
Fidelity Central Funds	(743,942)
Total net realized gain (loss)		(529,586)
Change in net unrealized appreciation (depreciation) on investment securities		84,961,703
Net gain (loss)		84,432,117
Net increase (decrease) in net assets resulting from operations		$ 120,523,144

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,091,027	$ 70,198,216
Net realized gain (loss)	(529,586)	38,034,115
Change in net unrealized appreciation (depreciation)	84,961,703	(170,719,353)
Net increase (decrease) in net assets resulting from operations	120,523,144	(62,487,022)
Distributions to shareholders from net investment income	-	(70,294,727)
Distributions to shareholders from net realized gain	(956,268)	(37,771,525)
Total distributions	(956,268)	(108,066,252)
Share transactions - net increase (decrease)	(42,154,621)	(265,727,285)
Total increase (decrease) in net assets	77,412,255	(436,280,559)

Net Assets
Beginning of period	2,944,830,107	3,381,110,666
End of period (including undistributed net investment income of $36,090,879 and distributions in excess of net investment income of $148, respectively)	$ 3,022,242,362	$ 2,944,830,107

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 13.06	$ 12.97	$ 12.83	$ 12.48	$ 11.84
Income from Investment Operations
Net investment income (loss) E	.160	.295	.318	.431	.443	.510
Net realized and unrealized gain (loss)	.354	(.526)	.443	.492	.528	1.266
Total from investment operations	.514	(.231)	.761	.923	.971	1.776
Distributions from net investment income	-	(.310)	(.315)	(.436)	(.476)	(1.087)
Distributions from net realized gain	(.004)	(.159)	(.356)	(.347)	(.145)	(.049)
Total distributions	(.004)	(.469)	(.671)	(.783)	(.621)	(1.136)
Net asset value, end of period	$ 12.87	$ 12.36	$ 13.06	$ 12.97	$ 12.83	$ 12.48
Total ReturnB, C, D	4.16%	(1.78)%	5.90%	7.33%	7.80%	15.72%
Ratios to Average Net Assets F, H
Expenses before reductions	.42%A	.42%	.42%	.43%	.43%	.45%
Expenses net of fee waivers, if any	.42%A	.42%	.42%	.42%	.42%	.45%
Expenses net of all reductions	.42%A	.42%	.42%	.42%	.42%	.45%
Net investment income (loss)	2.55%A	2.29%	2.39%	3.30%	3.38%	4.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,010,133	$ 981,378	$ 1,149,849	$ 1,116,778	$ 1,110,373	$ 1,083,773
Portfolio turnover rate G	3%A	4%	2%	5%	8%	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 12.94	$ 12.86	$ 12.73	$ 12.39	$ 11.75
Income from Investment Operations
Net investment income (loss) E	.152	.280	.302	.415	.427	.495
Net realized and unrealized gain (loss)	.362	(.523)	.436	.485	.521	1.262
Total from investment operations	.514	(.243)	.738	.900	.948	1.757
Distributions from net investment income	-	(.298)	(.302)	(.423)	(.463)	(1.068)
Distributions from net realized gain	(.004)	(.159)	(.356)	(.347)	(.145)	(.049)
Total distributions	(.004)	(.457)	(.658)	(.770)	(.608)	(1.117)
Net asset value, end of period	$ 12.75	$ 12.24	$ 12.94	$ 12.86	$ 12.73	$ 12.39
Total ReturnB, C, D	4.20%	(1.89)%	5.77%	7.21%	7.68%	15.67%
Ratios to Average Net Assets F, H
Expenses before reductions	.52%A	.52%	.52%	.52%	.53%	.54%
Expenses net of fee waivers, if any	.52%A	.52%	.52%	.52%	.52%	.54%
Expenses net of all reductions	.52%A	.52%	.52%	.52%	.52%	.54%
Net investment income (loss)	2.45%A	2.19%	2.29%	3.20%	3.28%	4.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 268,717	$ 265,505	$ 288,708	$ 277,732	$ 283,962	$ 259,246
Portfolio turnover rateG	3%A	4%	2%	5%	8%	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 12.79	$ 12.72	$ 12.60	$ 12.26	$ 11.62
Income from Investment Operations
Net investment income (loss) E	.141	.257	.279	.391	.402	.473
Net realized and unrealized gain (loss)	.343	(.510)	.430	.478	.520	1.244
Total from investment operations	.484	(.253)	.709	.869	.922	1.717
Distributions from net investment income	-	(.278)	(.283)	(.402)	(.437)	(1.028)
Distributions from net realized gain	(.004)	(.159)	(.356)	(.347)	(.145)	(.049)
Total distributions	(.004)	(.437)	(.639)	(.749)	(.582)	(1.077)
Net asset value, end of period	$ 12.58	$ 12.10	$ 12.79	$ 12.72	$ 12.60	$ 12.26
Total ReturnB, C, D	4.00%	(1.99)%	5.60%	7.03%	7.55%	15.47%
Ratios to Average Net Assets F, H
Expenses before reductions	.67%A	.67%	.67%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.67%A	.67%	.67%	.67%	.67%	.69%
Expenses net of all reductions	.67%A	.67%	.67%	.67%	.67%	.69%
Net investment income (loss)	2.30%A	2.04%	2.14%	3.05%	3.13%	3.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,110,724	$ 1,115,493	$ 1,198,326	$ 972,651	$ 1,011,652	$ 1,240,935
Portfolio turnover rateG	3%A	4%	2%	5%	8%	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 13.02	$ 12.93	$ 12.80	$ 12.45	$ 11.81
Income from Investment Operations
Net investment income (loss) E	.157	.290	.313	.426	.438	.511
Net realized and unrealized gain (loss)	.357	(.526)	.444	.484	.529	1.263
Total from investment operations	.514	(.236)	.757	.910	.967	1.774
Distributions from net investment income	-	(.305)	(.311)	(.433)	(.472)	(1.085)
Distributions from net realized gain	(.004)	(.159)	(.356)	(.347)	(.145)	(.049)
Total distributions	(.004)	(.464)	(.667)	(.780)	(.617)	(1.134)
Net asset value, end of period	$ 12.83	$ 12.32	$ 13.02	$ 12.93	$ 12.80	$ 12.45
Total ReturnB, C, D	4.17%	(1.82)%	5.89%	7.25%	7.79%	15.75%
Ratios to Average Net Assets F, H
Expenses before reductions	.45%A	.45%	.46%	.46%	.46%	.48%
Expenses net of fee waivers, if any	.45%A	.45%	.46%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.46%	.45%	.45%	.45%
Net investment income (loss)	2.52%A	2.26%	2.36%	3.27%	3.35%	4.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 632,668	$ 582,454	$ 744,227	$ 612,611	$ 537,936	$ 523,032
Portfolio turnover rateG	3%A	4%	2%	5%	8%	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .01%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, in-kind transactions, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 142,383,961
Gross unrealized depreciation	(10,145,396)
Net unrealized appreciation (depreciation) on securities and other investments	$ 132,238,565

Tax cost	$ 2,890,095,721

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, aggregated $44,349,992 and $69,584,300, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 133,698
Service Class 2	1,400,140
$ 1,533,838

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.10% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 350,203
Service Class	91,854
Service Class 2	382,700
Investor Class	310,683
$ 1,135,440

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,807 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 24,788,498
Service Class	-	6,230,965
Service Class 2	-	24,850,468
Investor Class	-	14,424,796
Total	$ -	$ 70,294,727
From net realized gain
Initial Class	$ 314,272	$ 12,714,101
Service Class	85,886	3,324,575
Service Class 2	367,153	14,213,037
Investor Class	188,957	7,519,812
Total	$ 956,268	$ 37,771,525

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	4,925,913	12,397,143	$ 62,413,599	$ 159,779,398
Reinvestment of distributions	25,022	3,026,844	314,272	37,502,598
Shares redeemed	(5,881,925)	(24,071,551)	(74,316,665)	(308,354,985)
Net increase (decrease)	(930,990)	(8,647,564)	$ (11,588,794)	$ (111,072,989)
Service Class
Shares sold	1,031,338	2,416,244	$ 12,905,511	$ 30,836,373
Reinvestment of distributions	6,904	778,138	85,886	9,555,540
Shares redeemed	(1,640,270)	(3,817,953)	(20,529,557)	(48,792,908)
Net increase (decrease)	(602,028)	(623,571)	$ (7,538,160)	$ (8,400,995)
Service Class 2
Shares sold	4,073,709	12,430,324	$ 50,094,626	$ 156,751,818
Reinvestment of distributions	29,874	3,220,404	367,153	39,063,505
Shares redeemed	(8,048,250)	(17,124,623)	(99,412,760)	(215,459,350)
Net increase (decrease)	(3,944,667)	(1,473,895)	$ (48,950,981)	$ (19,644,027)
Investor Class
Shares sold	4,879,794	6,898,022	$ 61,628,722	$ 88,686,246
Reinvestment of distributions	15,092	1,776,891	188,957	21,944,608
Shares redeemed	(2,857,648)	(18,567,930)	(35,894,365)	(237,240,128)
Net increase (decrease)	2,037,238	(9,893,017)	$ 25,923,314	$ (126,609,274)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 24% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the Fund.

Semiannual Report

The following are the financial statements for the Fidelity VIP Investment
Grade Central Fund as of June 30, 2014 which is a direct investment of
VIP Investment Grade Bond Portfolio.

Not Part of Financial Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Actual	.0018%	$ 1,000.00	$ 1,044.00	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Not Part of Financial Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets) as of June 30, 2014
As of June 30, 2014	As of December 31, 2013
U.S. Government and U.S. Government Agency Obligations 50.7%	U.S. Government and U.S. Government Agency Obligations 52.2%
AAA 4.1%	AAA 4.5%
AA 2.9%	AA 2.9%
A 9.1%	A 9.4%
BBB 25.6%	BBB 23.8%
BB and Below 2.4%	BB and Below 2.3%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 4.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of June 30, 2014
6 months ago
Years	6.8	6.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	5.1	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Corporate Bonds 32.7%		Corporate Bonds 30.5%
	U.S. Government and U.S. Government Agency Obligations 50.7%		U.S. Government and U.S. Government Agency Obligations 52.2%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 1.0%
	CMOs and Other Mortgage Related Securities 7.4%		CMOs and Other Mortgage Related Securities 8.4%
	Municipal Bonds 2.7%		Municipal Bonds 2.4%
	Other Investments 0.7%		Other Investments 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 5.1%		Short-Term Investments and Net Other Assets (Liabilities) 4.8%
* Foreign investments	6.3%	** Foreign investments	5.1%
* Futures and Swaps	0.0%†	** Futures and Swaps	0.0%†

† Amount represents less than 0.1%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Not Part of Financial Report

Investments June 30, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.3%
Daimler Finance North America LLC:
1.45% 8/1/16 (c)	$ 2,724,000	$ 2,753,773
2.875% 3/10/21 (c)	8,000,000	8,063,824
		10,817,597
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	416,000	426,373
4.25% 6/15/23	2,932,000	3,082,813
		3,509,186
Media - 1.8%
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	2,230,103
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,216,558
6.45% 3/15/37	1,410,000	1,795,787
COX Communications, Inc. 3.25% 12/15/22 (c)	1,609,000	1,574,789
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	4,711,000	5,478,582
Discovery Communications LLC:
3.25% 4/1/23	604,000	592,545
6.35% 6/1/40	2,421,000	2,916,341
NBCUniversal, Inc.:
5.15% 4/30/20	3,234,000	3,699,867
6.4% 4/30/40	3,340,000	4,275,237
News America Holdings, Inc. 7.75% 12/1/45	3,169,000	4,561,487
News America, Inc.:
6.15% 3/1/37	2,331,000	2,798,629
6.15% 2/15/41	1,822,000	2,204,649
Thomson Reuters Corp. 1.3% 2/23/17	1,374,000	1,375,525
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,861,887
4.5% 9/15/42	3,083,000	2,995,933
5.85% 5/1/17	1,239,000	1,393,267
5.875% 11/15/40	1,806,000	2,103,235
6.75% 7/1/18	4,425,000	5,235,536
8.25% 4/1/19	7,716,000	9,775,879
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,139,282
6.5% 11/15/36	2,337,000	2,855,662
Viacom, Inc.:
2.5% 9/1/18	546,000	557,992
3.5% 4/1/17	1,312,000	1,393,323
		77,032,095
TOTAL CONSUMER DISCRETIONARY		91,358,878

	Principal Amount	Value
CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (c)	$ 2,178,000	$ 2,176,584
2.75% 4/1/23 (c)	2,276,000	2,172,626
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	3,034,000	3,140,120
		7,489,330
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
2.25% 12/5/18	3,097,000	3,135,697
4% 12/5/23	3,097,000	3,239,115
		6,374,812
Food Products - 0.2%
ConAgra Foods, Inc.:
1.9% 1/25/18	1,554,000	1,557,573
3.2% 1/25/23	1,807,000	1,744,646
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,646,467
		6,948,686
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	2,952,000	2,847,340
4% 1/31/24	2,394,000	2,458,504
4.25% 8/9/42	2,952,000	2,745,425
4.75% 5/5/21	4,000,000	4,410,768
5.375% 1/31/44	4,099,000	4,481,994
9.7% 11/10/18	2,242,000	2,937,408
Philip Morris International, Inc. 5.65% 5/16/18	2,751,000	3,157,840
Reynolds American, Inc.:
3.25% 11/1/22	2,224,000	2,144,519
4.75% 11/1/42	3,437,000	3,271,869
6.15% 9/15/43	1,680,000	1,920,712
7.25% 6/15/37	2,962,000	3,702,479
		34,078,858
TOTAL CONSUMER STAPLES		54,891,686
ENERGY - 4.8%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (c)	3,739,000	3,944,088
5.35% 3/15/20 (c)	3,724,000	4,121,191
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	3,902,000	4,059,091
5% 10/1/21	1,517,000	1,657,747
Transocean, Inc. 5.05% 12/15/16	2,488,000	2,702,520
		16,484,637
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	7,907,304
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd. 3.8% 4/15/24	$ 6,783,000	$ 6,987,901
ConocoPhillips Co. 5.75% 2/1/19	3,900,000	4,538,836
DCP Midstream Operating LP:
2.5% 12/1/17	1,990,000	2,046,741
2.7% 4/1/19	397,000	402,072
3.875% 3/15/23	1,228,000	1,242,605
Duke Energy Field Services 6.45% 11/3/36 (c)	2,477,000	2,822,041
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,743,380
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	1,253,000	1,253,970
3.9% 5/15/24 (c)	1,322,000	1,318,415
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,658,457
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,376,667
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,478,580
Motiva Enterprises LLC 5.75% 1/15/20 (c)	1,496,000	1,700,068
Nakilat, Inc. 6.067% 12/31/33 (c)	1,808,000	1,981,848
Petro-Canada 6.05% 5/15/18	1,480,000	1,712,674
Petrobras Global Finance BV:
3% 1/15/19	714,000	700,898
3.25% 3/17/17	8,149,000	8,355,088
4.375% 5/20/23	7,020,000	6,760,611
4.875% 3/17/20	8,149,000	8,369,838
5.625% 5/20/43	6,681,000	6,046,305
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,724,153
5.375% 1/27/21	9,195,000	9,583,305
5.75% 1/20/20	6,461,000	6,905,517
7.875% 3/15/19	4,277,000	4,986,298
Petroleos Mexicanos:
3.125% 1/23/19 (c)	642,000	664,149
3.5% 7/18/18	5,440,000	5,717,440
3.5% 1/30/23	3,410,000	3,329,865
4.875% 1/24/22	3,398,000	3,675,956
4.875% 1/18/24	1,456,000	1,561,560
4.875% 1/18/24 (c)	3,083,000	3,306,518
5.5% 1/21/21	3,601,000	4,042,123
5.5% 6/27/44	7,799,000	8,118,759
6.375% 1/23/45 (c)	4,048,000	4,700,740
6.5% 6/2/41	7,675,000	8,922,188
Phillips 66 Co. 4.3% 4/1/22	3,770,000	4,064,871
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,841,461
6.125% 1/15/17	1,250,000	1,400,630

	Principal Amount	Value
Spectra Energy Capital, LLC 3.3% 3/15/23	$ 5,000,000	$ 4,782,695
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	693,016
2.95% 9/25/18	733,000	760,785
4.6% 6/15/21	873,000	952,999
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,413,411
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,161,416
4.55% 6/24/24	5,492,000	5,543,196
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	672,154
Western Gas Partners LP 5.375% 6/1/21	3,820,000	4,324,611
Williams Partners LP 4.3% 3/4/24	3,059,000	3,188,411
		185,442,526
TOTAL ENERGY		201,927,163
FINANCIALS - 16.6%
Banks - 6.2%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (c)	5,277,000	5,356,155
6.5% 6/10/19 (c)	1,340,000	1,507,500
Bank of America Corp.:
2.6% 1/15/19	5,065,000	5,123,865
3.3% 1/11/23	12,978,000	12,766,264
3.875% 3/22/17	10,557,000	11,246,699
4.1% 7/24/23	4,166,000	4,321,404
5.75% 12/1/17	12,290,000	13,877,204
6.5% 8/1/16	3,000,000	3,324,909
Bank of America NA 5.3% 3/15/17	3,403,000	3,742,228
Barclays Bank PLC 2.5% 2/20/19	2,600,000	2,633,179
Citigroup, Inc.:
1.3% 11/15/16	6,383,000	6,390,653
3.375% 3/1/23	2,800,000	2,787,792
3.953% 6/15/16	3,838,000	4,049,082
4.05% 7/30/22	1,800,000	1,843,184
4.75% 5/19/15	4,790,000	4,964,773
5.3% 5/6/44	8,263,000	8,603,940
5.5% 9/13/25	1,663,000	1,853,892
6.125% 5/15/18	1,159,000	1,335,155
Credit Suisse AG 6% 2/15/18	6,486,000	7,389,052
Discover Bank:
4.2% 8/8/23	2,849,000	3,004,701
7% 4/15/20	2,309,000	2,773,040
8.7% 11/18/19	1,503,000	1,909,961
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,286,255
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp: - continued
8.25% 3/1/38	$ 4,319,000	$ 6,347,107
HBOS PLC 6.75% 5/21/18 (c)	2,600,000	2,994,937
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,262,786
HSBC U.S.A., Inc. 1.625% 1/16/18	3,721,000	3,728,915
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,217,458
JPMorgan Chase & Co.:
1.625% 5/15/18	8,510,000	8,475,713
2% 8/15/17	5,000,000	5,083,945
3.15% 7/5/16	4,200,000	4,377,530
3.25% 9/23/22	5,719,000	5,742,145
4.35% 8/15/21	4,371,000	4,730,996
4.5% 1/24/22	6,648,000	7,281,096
6.3% 4/23/19	3,920,000	4,634,059
KeyBank NA:
5.45% 3/3/16	1,618,000	1,740,023
5.8% 7/1/14	2,049,000	2,049,000
6.95% 2/1/28	800,000	1,009,358
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,864,759
5% 1/17/17	4,952,000	5,327,465
Regions Bank:
6.45% 6/26/37	7,720,000	9,172,827
7.5% 5/15/18	13,237,000	15,753,076
Regions Financial Corp.:
2% 5/15/18	4,497,000	4,480,626
5.75% 6/15/15	814,000	850,768
7.75% 11/10/14	2,367,000	2,426,128
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	8,300,000	8,423,131
6% 12/19/23	5,383,000	5,817,085
6.1% 6/10/23	5,485,000	6,000,848
6.125% 12/15/22	8,239,000	9,006,965
Wells Fargo & Co.:
1.25% 7/20/16	14,500,000	14,624,004
3.676% 6/15/16	1,714,000	1,808,654
		259,322,291
Capital Markets - 2.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,593,000	1,647,221
BlackRock, Inc. 3.5% 3/18/24	9,600,000	9,707,664
Goldman Sachs Group, Inc.:
1.748% 9/15/17	13,467,000	13,428,418
2.625% 1/31/19	9,739,000	9,867,866
2.9% 7/19/18	6,251,000	6,439,418
5.25% 7/27/21	1,125,000	1,262,757

	Principal Amount	Value
5.625% 1/15/17	$ 3,000,000	$ 3,301,197
5.95% 1/18/18	755,000	859,016
6.15% 4/1/18	5,954,000	6,820,462
Lazard Group LLC:
4.25% 11/14/20	2,080,000	2,178,808
6.85% 6/15/17	3,241,000	3,676,454
Morgan Stanley, Inc.:
2.125% 4/25/18	4,257,000	4,303,252
3.75% 2/25/23	6,489,000	6,597,639
4.875% 11/1/22	4,345,000	4,661,694
5% 11/24/25	1,047,000	1,117,458
5.45% 1/9/17	4,980,000	5,485,241
5.75% 1/25/21	1,751,000	2,033,191
6.625% 4/1/18	10,165,000	11,881,299
		95,269,055
Consumer Finance - 1.1%
Discover Financial Services 3.85% 11/21/22	5,040,000	5,128,759
Ford Motor Credit Co. LLC:
1.5% 1/17/17	2,686,000	2,700,241
1.7% 5/9/16	6,586,000	6,669,379
2.875% 10/1/18	4,500,000	4,657,082
General Electric Capital Corp.:
1% 12/11/15	3,432,000	3,455,550
2.95% 5/9/16	774,000	806,899
3.5% 6/29/15	799,000	824,005
5.625% 5/1/18	9,700,000	11,113,329
Hyundai Capital America:
1.45% 2/6/17 (c)	5,241,000	5,260,030
1.625% 10/2/15 (c)	1,373,000	1,385,368
1.875% 8/9/16 (c)	1,083,000	1,098,846
2.125% 10/2/17 (c)	1,518,000	1,540,838
2.875% 8/9/18 (c)	1,921,000	1,976,319
		46,616,645
Diversified Financial Services - 0.5%
BP Capital Markets PLC:
3.814% 2/10/24	3,957,000	4,085,824
4.742% 3/11/21	3,000,000	3,362,115
Five Corners Funding Trust 4.419% 11/15/23 (c)	4,110,000	4,330,913
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	4,259,000	4,281,470
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,131,395
5.15% 3/15/20	1,545,000	1,744,816
		18,936,533
Insurance - 2.1%
AIA Group Ltd. 2.25% 3/11/19 (c)	913,000	913,482
American International Group, Inc.:
4.875% 9/15/16	2,638,000	2,853,187
4.875% 6/1/22	1,252,000	1,393,516
5.6% 10/18/16	3,756,000	4,128,990
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Aon Corp.:
3.125% 5/27/16	$ 3,681,000	$ 3,831,715
3.5% 9/30/15	1,538,000	1,590,701
5% 9/30/20	1,402,000	1,572,330
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	428,923
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,644,000	5,278,282
Liberty Mutual Group, Inc. 5% 6/1/21 (c)	4,093,000	4,500,307
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,529,042
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	1,135,000	1,288,339
MetLife, Inc.:
3.048% 12/15/22	3,731,000	3,704,715
4.368% 9/15/23	3,574,000	3,832,189
4.75% 2/8/21	1,477,000	1,650,000
6.75% 6/1/16	3,234,000	3,593,572
Metropolitan Life Global Funding I 3% 1/10/23 (c)	2,636,000	2,613,810
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	2,297,000	3,528,628
Pacific LifeCorp:
5.125% 1/30/43 (c)	5,252,000	5,439,906
6% 2/10/20 (c)	4,627,000	5,283,539
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	609,091
4.5% 11/16/21	2,157,000	2,373,444
6.2% 11/15/40	1,297,000	1,621,070
7.375% 6/15/19	1,250,000	1,547,785
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,355,000	6,819,945
Unum Group:
4% 3/15/24	5,930,000	6,116,024
5.625% 9/15/20	2,889,000	3,313,721
5.75% 8/15/42	5,234,000	6,085,383
		88,441,636
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,200,000	1,268,243
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,169,701
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,872,000	1,954,297
4.2% 12/15/23	4,000,000	4,230,568
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,852,573
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,552,740
4.25% 1/15/24	3,408,000	3,564,233

	Principal Amount	Value
DDR Corp.:
4.625% 7/15/22	$ 2,855,000	$ 3,053,542
4.75% 4/15/18	3,691,000	4,016,568
7.5% 4/1/17	1,944,000	2,242,913
9.625% 3/15/16	1,253,000	1,433,614
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,102,706
3.875% 10/15/22	3,512,000	3,573,123
4.375% 6/15/22	2,340,000	2,463,763
5.5% 3/1/16	1,270,000	1,360,341
5.95% 2/15/17	928,000	1,031,279
6.5% 1/15/18	2,445,000	2,795,126
Equity One, Inc.:
3.75% 11/15/22	5,500,000	5,447,899
5.375% 10/15/15	455,000	480,072
6% 9/15/17	2,405,000	2,688,386
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,225,286
HCP, Inc. 3.75% 2/1/16	2,272,000	2,374,529
Health Care REIT, Inc.:
2.25% 3/15/18	1,731,000	1,757,332
4.7% 9/15/17	568,000	621,249
HRPT Properties Trust:
5.75% 11/1/15	1,155,000	1,192,036
6.25% 6/15/17	3,000,000	3,219,984
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,456,471
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (c)	1,354,000	1,382,924
Retail Opportunity Investments Partnership LP 5% 12/15/23	737,000	788,406
Simon Property Group LP:
4.125% 12/1/21	2,399,000	2,596,989
5.1% 6/15/15	2,220,000	2,316,859
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	926,639
Weingarten Realty Investors 3.375% 10/15/22	812,000	795,393
		71,935,784
Real Estate Management & Development - 2.7%
BioMed Realty LP:
2.625% 5/1/19	765,000	769,487
3.85% 4/15/16	3,700,000	3,870,729
4.25% 7/15/22	1,842,000	1,898,297
6.125% 4/15/20	1,392,000	1,604,404
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,271,000	4,297,292
4.95% 4/15/18	2,900,000	3,158,004
5.7% 5/1/17	5,000,000	5,511,560
6% 4/1/16	1,005,000	1,083,533
7.5% 5/15/15	523,000	552,325
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,881,108
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Digital Realty Trust LP: - continued
5.25% 3/15/21	$ 1,953,000	$ 2,097,116
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,690,024
4.625% 12/15/21	5,595,000	6,155,888
4.75% 7/15/20	2,827,000	3,155,676
5.375% 8/1/16	1,066,000	1,164,254
5.75% 6/15/17	5,343,000	6,029,485
Essex Portfolio LP 5.5% 3/15/17 (c)	670,000	742,020
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,135,892
4.125% 6/15/22	2,007,000	2,087,872
4.4% 2/15/24	4,876,000	5,111,345
4.75% 10/1/20	4,185,000	4,542,834
5.5% 12/15/16	2,290,000	2,499,995
6.625% 10/1/17	2,673,000	3,056,947
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	3,030,820
3.15% 5/15/23	4,988,000	4,502,264
4.5% 4/18/22	1,218,000	1,232,955
Mid-America Apartments LP:
4.3% 10/15/23	831,000	869,422
5.5% 10/1/15 (c)	6,290,000	6,649,165
Post Apartment Homes LP 3.375% 12/1/22	790,000	767,490
Prime Property Funding, Inc. 5.125% 6/1/15 (c)	3,844,000	3,974,977
Reckson Operating Partnership LP 6% 3/31/16	4,360,000	4,691,975
Regency Centers LP:
5.25% 8/1/15	1,468,000	1,537,124
5.875% 6/15/17	2,430,000	2,731,371
Tanger Properties LP:
3.875% 12/1/23	1,792,000	1,826,921
6.125% 6/1/20	4,876,000	5,712,400
Ventas Realty LP 1.55% 9/26/16	2,853,000	2,881,787
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	2,696,000	2,717,811
4% 4/30/19	1,357,000	1,457,737
		110,680,306
TOTAL FINANCIALS		691,202,250

	Principal Amount	Value
HEALTH CARE - 1.1%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	$ 4,146,000	$ 4,141,663
2.2% 5/22/19	4,398,000	4,392,230
		8,533,893
Health Care Providers & Services - 0.4%
Aetna, Inc. 2.75% 11/15/22	2,118,000	2,044,967
Express Scripts Holding Co. 4.75% 11/15/21	3,953,000	4,385,486
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,921,754
UnitedHealth Group, Inc.:
2.75% 2/15/23	708,000	685,812
2.875% 3/15/23	5,473,000	5,365,970
WellPoint, Inc. 3.3% 1/15/23	1,974,000	1,970,605
		17,374,594
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,129,000	1,130,511
2.4% 2/1/19	712,000	719,144
4.15% 2/1/24	1,093,000	1,142,357
		2,992,012
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17	4,266,000	4,282,974
2.9% 11/6/22	4,376,000	4,229,513
Mylan, Inc. 1.35% 11/29/16	1,345,000	1,347,116
Perrigo Co. PLC:
1.3% 11/8/16 (c)	1,103,000	1,101,257
2.3% 11/8/18 (c)	1,180,000	1,179,356
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,428,000	1,440,494
Zoetis, Inc.:
1.875% 2/1/18	676,000	677,445
3.25% 2/1/23	1,649,000	1,630,314
		15,888,469
TOTAL HEALTH CARE		44,788,968
INDUSTRIALS - 0.4%
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	655,214	695,756
6.795% 2/2/20	822,057	875,491
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,433,864	2,798,944
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 774,291	$ 834,299
8.36% 1/20/19	3,143,249	3,492,935
		8,697,425
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	7,130,000	8,043,018
TOTAL INDUSTRIALS		16,740,443
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	832,000	838,396
MATERIALS - 0.7%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,847,872
4.25% 11/15/20	1,931,000	2,098,783
		5,946,655
Metals & Mining - 0.5%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	3,750,000	3,885,338
4.25% 7/17/42 (c)	876,000	799,675
5.625% 10/18/43 (c)	4,583,000	5,058,569
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	4,174,000	4,254,224
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	3,919,941
6.25% 1/23/17	3,115,000	3,481,947
		21,399,694
TOTAL MATERIALS		27,346,349
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc. 6.3% 1/15/38	364,000	439,847
CenturyLink, Inc.:
5.15% 6/15/17	330,000	356,400
6% 4/1/17	825,000	910,594
6.15% 9/15/19	2,305,000	2,512,450
Embarq Corp.:
7.082% 6/1/16	2,793,000	3,107,472
7.995% 6/1/36	1,808,000	1,975,240
Verizon Communications, Inc.:
1.35% 6/9/17	6,483,000	6,479,843
2.5% 9/15/16	3,710,000	3,823,737
4.5% 9/15/20	11,000,000	12,097,756

	Principal Amount	Value
6.25% 4/1/37	$ 1,380,000	$ 1,672,172
6.4% 9/15/33	4,059,000	4,965,395
6.55% 9/15/43	29,145,000	36,616,933
		74,957,839
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	5,411,000	5,563,753
3.125% 7/16/22	2,875,000	2,829,000
		8,392,753
TOTAL TELECOMMUNICATION SERVICES		83,350,592
UTILITIES - 3.6%
Electric Utilities - 1.8%
AmerenUE 6.4% 6/15/17	3,819,000	4,339,618
American Electric Power Co., Inc.:
1.65% 12/15/17	1,748,000	1,756,960
2.95% 12/15/22	1,655,000	1,607,420
Dayton Power & Light Co. 1.875% 9/15/16 (c)	1,393,000	1,416,473
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	2,664,000	3,142,231
6.4% 9/15/20 (c)	6,054,000	7,187,067
Edison International 3.75% 9/15/17	2,401,000	2,561,471
FirstEnergy Corp.:
2.75% 3/15/18	3,523,000	3,564,755
4.25% 3/15/23	6,228,000	6,199,357
7.375% 11/15/31	4,145,000	4,893,007
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	8,072,815
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,706,045
3.75% 11/15/20	525,000	555,379
Monongahela Power Co. 4.1% 4/15/24 (c)	1,477,000	1,560,709
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,712,960
Northeast Utilities:
1.45% 5/1/18	1,125,000	1,104,615
2.8% 5/1/23	5,110,000	4,918,160
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,461,024
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,295,415
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,584,818
PPL Capital Funding, Inc. 3.4% 6/1/23	2,425,000	2,422,507
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,681,487
5.625% 1/15/16	2,000,000	2,147,720
		75,892,013
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	$ 1,182,000	$ 1,280,056
Multi-Utilities - 1.7%
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,693,043
Dominion Resources, Inc.:
1.25% 3/15/17	8,300,000	8,331,474
2.5341% 9/30/66 (f)	13,401,000	12,384,534
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	5,903,000	5,878,036
2% 11/15/18	4,545,000	4,551,981
National Grid PLC 6.3% 8/1/16	4,181,000	4,629,839
NiSource Finance Corp.:
4.45% 12/1/21	1,622,000	1,745,136
5.25% 2/15/43	4,094,000	4,402,274
5.4% 7/15/14	3,885,000	3,891,985
5.45% 9/15/20	4,156,000	4,756,218
5.8% 2/1/42	2,085,000	2,384,840
5.95% 6/15/41	3,834,000	4,432,771
6.4% 3/15/18	3,266,000	3,751,974
PG&E Corp. 2.4% 3/1/19	600,000	605,326
Puget Energy, Inc. 6% 9/1/21	524,000	617,540
Sempra Energy:
2.3% 4/1/17	4,185,000	4,295,497
2.875% 10/1/22	1,723,000	1,688,390
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	1,426,000	1,472,345
		71,513,203
TOTAL UTILITIES		148,685,272
TOTAL NONCONVERTIBLE BONDS (Cost $1,275,248,325)		1,361,129,997
U.S. Treasury Obligations - 29.1%

U.S. Treasury Bonds:
3.625% 8/15/43	68,501,000	72,204,301
3.625% 2/15/44	27,358,000	28,811,394
U.S. Treasury Notes:
0.5% 7/31/17	5,745,000	5,667,799
0.75% 2/28/18	98,100,000	96,544,232
0.875% 4/30/17	695,000	696,141
0.875% 5/15/17	60,000,000	60,075,000
0.875% 1/31/18	63,538,000	62,922,444
1% 5/31/18	69,810,000	69,040,973

	Principal Amount	Value
1.25% 10/31/18	$ 231,238,000	$ 229,413,290
1.375% 7/31/18	115,163,000	115,306,954
1.5% 12/31/18	57,607,000	57,629,524
1.5% 1/31/19	206,591,000	206,413,538
1.625% 4/30/19	19,965,000	19,997,763
1.625% 6/30/19	4,957,000	4,956,227
1.875% 10/31/17 (e)	20,552,000	21,118,783
2.25% 3/31/21	100,079,000	101,126,727
2.25% 4/30/21	17,013,000	17,175,151
2.75% 2/15/24	43,692,000	44,654,578
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,205,867,231)		1,213,754,819
U.S. Government Agency - Mortgage Securities - 23.4%

Fannie Mae - 14.0%
1.688% 5/1/34 (f)	1,013,491	1,044,776
1.751% 9/1/33 (f)	459,487	474,636
1.93% 10/1/33 (f)	29,531	30,470
1.94% 7/1/35 (f)	26,650	27,808
2.05% 3/1/35 (f)	11,598	11,951
2.058% 10/1/33 (f)	587,116	613,871
2.23% 7/1/34 (f)	41,766	43,987
2.303% 6/1/36 (f)	84,462	89,668
2.332% 3/1/35 (f)	37,707	39,433
2.361% 8/1/36 (f)	1,439,764	1,529,575
2.379% 7/1/35 (f)	70,143	74,515
2.393% 11/1/36 (f)	970,518	1,033,827
2.412% 2/1/36 (f)	703,859	750,214
2.421% 10/1/33 (f)	59,479	63,175
2.5% 1/1/43	7,310,102	6,934,032
2.542% 6/1/42 (f)	666,093	687,803
2.57% 12/1/35 (f)	356,957	381,092
2.583% 5/1/35 (f)	166,818	178,088
2.59% 9/1/36 (f)	847,028	907,379
2.594% 5/1/36 (f)	302,350	323,893
2.607% 7/1/37 (f)	127,893	137,006
2.949% 11/1/40 (f)	426,270	447,704
2.982% 9/1/41 (f)	458,397	480,625
3% 10/1/42 to 3/1/44	153,465,362	151,716,552
3.083% 10/1/41 (f)	233,134	244,167
3.229% 7/1/41 (f)	753,161	796,137
3.348% 10/1/41 (f)	406,112	426,931
3.5% 1/1/34 to 11/1/43	95,287,491	97,634,638
3.5% 7/1/44 (d)	24,700,000	25,398,546
3.553% 7/1/41 (f)	770,267	818,251
4% 9/1/26 to 1/1/44	86,212,697	91,614,835
4% 7/1/44 (d)	38,500,000	40,822,027
4% 7/1/44 (d)	3,000,000	3,180,937
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 5/1/25 to 1/1/43	$ 45,297,579	$ 49,203,765
4.5% 7/1/44 (d)	13,400,000	14,501,313
4.5% 7/1/44 (d)	7,200,000	7,791,750
4.5% 7/1/44 (d)	7,200,000	7,791,750
4.5% 7/1/44 (d)	2,800,000	3,030,125
5% 9/1/20 to 9/1/25	1,905,056	2,060,516
5.5% 11/1/17 to 3/1/39	39,323,209	44,009,763
5.5% 7/1/44 (d)	4,500,000	5,035,781
6% 1/1/23 to 1/1/42	12,628,163	14,226,212
6.5% 12/1/14 to 8/1/36	5,140,377	5,778,749
7% 3/1/15 to 8/1/32	978,745	1,130,388
7.5% 7/1/16 to 11/1/31	874,496	1,032,847
8% 1/1/30 to 5/1/30	41,868	50,481
8.5% 3/1/25 to 6/1/25	595	716
TOTAL FANNIE MAE		584,602,705
Freddie Mac - 4.8%
2% 3/1/36 (f)	147,727	154,604
2.03% 4/1/35 (f)	710,348	744,672
2.373% 1/1/35 (f)	105,990	112,173
2.785% 11/1/35 (f)	275,051	294,649
2.823% 3/1/33 (f)	7,545	8,083
3% 8/1/42 to 3/1/43	21,988,790	21,744,119
3.067% 10/1/35 (f)	113,906	121,743
3.234% 4/1/41 (f)	454,546	479,346
3.239% 9/1/41 (f)	451,643	476,169
3.281% 6/1/41 (f)	598,151	631,210
3.469% 5/1/41 (f)	515,795	546,689
3.5% 1/1/26 to 10/1/43	71,486,062	73,172,547
3.621% 6/1/41 (f)	783,933	832,068
3.695% 5/1/41 (f)	719,077	764,864
4% 6/1/24 to 4/1/42	28,360,588	30,083,935
4.5% 7/1/25 to 3/1/44	37,557,595	40,790,749
4.5% 7/1/44 (d)	7,500,000	8,111,720
5% 1/1/35 to 9/1/40	14,860,404	16,515,922
5.5% 1/1/38	295,626	331,067
6% 4/1/32 to 8/1/37	2,126,251	2,404,360
7.5% 5/1/17 to 11/1/31	85,377	100,839
8% 7/1/17 to 5/1/27	5,260	6,164
8.5% 3/1/20 to 1/1/28	80,212	95,147
TOTAL FREDDIE MAC		198,522,839
Ginnie Mae - 4.6%
3% 7/1/44 (d)	8,700,000	8,776,125
3.5% 1/15/41 to 1/20/44	35,626,108	37,108,170
3.5% 7/1/44 (d)	4,500,000	4,682,461

	Principal Amount	Value
3.5% 7/1/44 (d)	$ 2,700,000	$ 2,809,477
3.5% 7/1/44 (d)	700,000	728,383
3.5% 7/1/44 (d)	900,000	936,492
3.5% 7/1/44 (d)	2,600,000	2,705,422
4% 2/15/40 to 12/15/41	30,265,719	32,452,054
4% 7/1/44 (d)	2,200,000	2,352,625
4.5% 5/15/39 to 4/15/41	38,016,512	41,576,941
5% 3/15/39 to 6/20/41	36,810,165	40,958,470
5.5% 6/15/35	1,560,717	1,759,901
6% 3/15/29 to 6/15/36	11,030,398	12,676,606
6.5% 10/15/34 to 11/15/35	242,959	280,594
7% 1/15/28 to 7/15/32	1,898,888	2,238,174
7.5% 4/15/22 to 10/15/28	469,592	550,494
8% 2/15/17 to 9/15/30	34,312	40,412
8.5% 12/15/16 to 3/15/30	6,567	7,359
TOTAL GINNIE MAE		192,640,160
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $963,601,095)		975,765,704
Asset-Backed Securities - 0.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.622% 4/25/35 (f)	234,160	203,164
Airspeed Ltd. Series 2007-1A Class C1, 2.6518% 6/15/32 (c)(f)	2,311,139	1,305,793
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	4,120,000	4,147,126
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2023% 12/25/33 (f)	20,639	19,204
Series 2004-R2 Class M3, 0.9773% 4/25/34 (f)	31,593	20,570
Series 2005-R2 Class M1, 0.602% 4/25/35 (f)	254,992	254,312
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.93% 3/25/34 (f)	16,878	16,119
Series 2004-W11 Class M2, 1.202% 11/25/34 (f)	198,000	190,103
Series 2004-W7 Class M1, 0.9773% 5/25/34 (f)	209,000	202,843
Series 2006-W4 Class A2C, 0.312% 5/25/36 (f)	423,580	148,774
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.977% 4/25/34 (f)	681,054	626,339
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	$ 4,260,000	$ 4,295,707
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.292% 12/25/36 (f)	635,000	395,262
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (c)	475,595	477,100
Series 2013-2A Class A, 1.75% 11/15/17 (c)	2,647,536	2,657,608
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.402% 3/25/32 (MGIC Investment Corp. Insured) (f)	11,075	9,723
Series 2004-3 Class M4, 1.607% 4/25/34 (f)	28,610	20,733
Series 2004-4 Class M2, 0.947% 6/25/34 (f)	101,134	97,686
Series 2004-7 Class AF5, 5.868% 1/25/35 (b)	1,473,527	1,543,804
Fannie Mae Series 2004-T5 Class AB3, 0.9146% 5/28/35 (f)	13,702	12,745
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3273% 8/25/34 (f)	102,000	82,458
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.977% 3/25/34 (f)	3,702	3,407
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	8,230,000	8,254,655
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.887% 1/25/35 (f)	334,000	276,943
Class M4, 1.172% 1/25/35 (f)	122,221	68,646
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6072% 2/25/47 (c)(f)	673,193	575,151
GE Business Loan Trust Series 2003-1 Class A, 0.5818% 4/15/31 (c)(f)	19,269	18,597
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (c)	138,597	9,073
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.702% 9/25/46 (c)(f)	183,434	184,168
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.442% 8/25/33 (f)	181,070	169,952
Series 2003-5 Class A2, 0.852% 12/25/33 (f)	11,595	10,857
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.342% 1/25/37 (f)	436,000	271,730

	Principal Amount	Value
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.28% 11/25/36 (f)	$ 324,331	$ 320,590
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5639% 12/27/29 (f)	88,976	88,050
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.452% 5/25/37 (f)	146,790	1,300
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.127% 7/25/34 (f)	26,234	23,998
Series 2006-FM1 Class A2B, 0.26% 4/25/37 (f)	215,756	199,370
Series 2006-OPT1 Class A1A, 0.672% 6/25/35 (f)	364,410	346,943
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.832% 8/25/34 (f)	20,187	19,382
Series 2004-NC8 Class M6, 2.027% 9/25/34 (f)	76,769	50,877
Series 2005-NC1 Class M1, 0.812% 1/25/35 (f)	141,000	133,720
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.662% 9/25/35 (f)	503,000	398,556
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.402% 9/25/34 (f)	188,000	169,127
Class M4, 1.602% 9/25/34 (f)	241,000	154,815
Series 2005-WCH1 Class M4, 0.982% 1/25/36 (f)	520,000	459,384
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.952% 4/25/33 (f)	1,796	1,702
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.945% 3/25/35 (f)	342,236	297,941
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (f)	320,845	287,170
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.877% 9/25/34 (f)	17,445	14,121
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.012% 9/25/34 (f)	10,148	9,622
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0288% 10/25/44 (c)(f)	630,180	635,347
TOTAL ASSET-BACKED SECURITIES (Cost $30,433,356)		30,182,367
Collateralized Mortgage Obligations - 0.5%
	Principal Amount	Value
Private Sponsor - 0.4%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.712% 1/25/35 (f)	$ 474,147	$ 473,168
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A1, 0.223% 12/20/54 (c)(f)	3,441,536	3,408,498
Class C2, 1.353% 12/20/54 (c)(f)	2,117,000	2,095,830
Series 2006-2:
Class A4, 0.233% 12/20/54 (f)	1,026,907	1,017,048
Class C1, 1.093% 12/20/54 (f)	1,885,000	1,843,530
Series 2006-3:
Class A3, 0.233% 12/20/54 (f)	494,464	489,915
Class A7, 0.353% 12/20/54 (f)	537,503	533,741
Class C2, 1.153% 12/20/54 (f)	396,000	388,634
Series 2006-4:
Class A4, 0.253% 12/20/54 (f)	1,576,387	1,561,726
Class B1, 0.333% 12/20/54 (f)	1,059,000	1,031,360
Class C1, 0.913% 12/20/54 (f)	647,000	625,973
Class M1, 0.493% 12/20/54 (f)	279,000	270,239
Series 2007-1:
Class 1C1, 0.753% 12/20/54 (f)	654,000	625,943
Class 1M1, 0.453% 12/20/54 (f)	425,000	412,930
Class 2A1, 0.293% 12/20/54 (f)	1,236,911	1,226,273
Class 2C1, 1.013% 12/20/54 (f)	298,000	291,444
Class 2M1, 0.653% 12/20/54 (f)	546,000	533,988
Series 2007-2:
Class 2C1, 1.0143% 12/17/54 (f)	757,000	740,346
Class 3A1, 0.3343% 12/17/54 (f)	220,659	218,938
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6779% 1/20/44 (f)	151,584	161,645
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.362% 5/25/47 (f)	183,936	151,486
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.322% 2/25/37 (f)	278,460	255,682

	Principal Amount	Value
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.442% 7/25/35 (f)	$ 480,300	$ 458,173
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5003% 7/10/35 (c)(f)	96,517	88,262
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (f)	9,537	9,188
TOTAL PRIVATE SPONSOR		18,913,960
U.S. Government Agency - 0.1%
Fannie Mae:
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	634,111	687,371
Series 1999-57 Class PH, 6.5% 12/25/29	541,540	620,736
Series 2002-9 Class PC, 6% 3/25/17	41,005	43,030
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	21,473	21,638
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	1,055,669	1,110,927
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 0% 6/16/37 (f)(h)	65,112	125,271
TOTAL U.S. GOVERNMENT AGENCY		2,608,973
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,736,925)		21,522,933
Commercial Mortgage Securities - 7.0%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7116% 5/10/45 (f)	597,051	608,384
Series 2006-3 Class A4, 5.889% 7/10/44	3,639,041	3,924,593
Series 2006-5 Class A2, 5.317% 9/10/47	3,862,219	3,875,520
Series 2006-4 Class A1A, 5.617% 7/10/46 (f)	10,012,383	10,889,728
Series 2007-3 Class A3, 5.5907% 6/10/49 (f)	4,384,176	4,393,370
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	8,305,000	8,953,288
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 0.542% 1/25/36 (c)(f)	$ 507,500	$ 450,269
Class M1, 0.602% 1/25/36 (c)(f)	106,186	59,463
Class M2, 0.622% 1/25/36 (c)(f)	32,034	17,001
Class M3, 0.652% 1/25/36 (c)(f)	46,568	24,118
Series 2007-1 Class A2, 0.422% 3/25/37 (c)(f)	145,571	103,875
Series 2007-2A:
Class A1, 0.422% 7/25/37 (c)(f)	153,783	130,042
Class A2, 0.472% 7/25/37 (c)(f)	143,941	104,024
Class M2, 0.562% 7/25/37 (c)(f)	79,967	13,702
Class M3, 0.642% 7/25/37 (c)(f)	79,967	8,365
Class M4, 0.802% 7/25/37 (c)(f)	20,153	211
Series 2007-3:
Class A2, 0.442% 7/25/37 (c)(f)	205,142	146,854
Class M1, 0.462% 7/25/37 (c)(f)	84,039	54,034
Class M2, 0.492% 7/25/37 (c)(f)	88,349	50,430
Class M3, 0.522% 7/25/37 (c)(f)	193,075	75,945
Class M4, 0.652% 7/25/37 (c)(f)	305,127	70,299
Class M5, 0.752% 7/25/37 (c)(f)	114,207	20,398
Class M6, 0.952% 7/25/37 (c)(f)	2,396	17
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8:
Class H, 0.7018% 3/15/22 (c)(f)	45,230	45,244
Class J, 0.8518% 3/15/22 (c)(f)	147,000	143,229
C-BASS Trust floater Series 2006-SC1 Class A, 0.42% 5/25/36 (c)(f)	169,222	164,213
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	4,855,318	4,944,175
Class A4, 5.322% 12/11/49	16,150,000	17,570,263
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0018% 4/15/17 (c)(f)	44,103	44,116

	Principal Amount	Value
sequential payer Series 2006-C7 Class A1A, 5.7412% 6/10/46 (f)	$ 8,652,287	$ 9,305,552
Series 2004-LB4A Class A5, 4.84% 10/15/37	4,204,110	4,217,311
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (f)	10,599	10,563
Series 2007-C3 Class A4, 5.6765% 6/15/39 (f)	2,384,734	2,589,068
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	2,750,000	3,026,628
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (c)(f)(g)	11,272	0
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class F, 0.4718% 2/15/22 (c)(f)	19,794	19,591
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,341,000	5,801,928
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	2,090,000	2,280,537
Series 2006-GG7 Class A4, 5.8198% 7/10/38 (f)	4,898,359	5,272,079
GS Mortgage Securities Corp. II Series 2006-GG6 Class A2, 5.506% 4/10/38	14,189	14,175
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (f)	920,000	997,597
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (c)	890,000	905,778
Class DFX, 4.4065% 11/5/30 (c)	8,320,000	8,608,445
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4318% 11/15/18 (c)(f)	39,013	38,617
Class F, 0.4818% 11/15/18 (c)(f)	88,352	85,726
Class G, 0.5118% 11/15/18 (c)(f)	76,973	72,586
Class H, 0.6518% 11/15/18 (c)(f)	58,914	54,461
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	5,780,439	6,258,019
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	$ 2,810,000	$ 3,025,347
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	9,747,982	10,530,385
Series 2007-CB18 Class A4, 5.44% 6/12/47	857,485	935,354
Series 2007-CB19 Class A4, 5.703% 2/12/49 (f)	4,967,639	5,475,452
Series 2007-LD11 Class A4, 5.8036% 6/15/49 (f)	6,664,597	7,328,844
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,134,669	5,607,844
Series 2006-LDP7 Class A4, 5.8634% 4/15/45 (f)	8,035,000	8,642,743
Series 2007-CB20 Class A1A, 5.746% 2/12/51	15,230,297	17,006,744
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (f)	745,000	89,427
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8932% 7/15/44 (f)	3,733,000	4,144,209
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	12,445,592	13,586,902
Series 2007-C2 Class A3, 5.43% 2/15/40	957,494	1,050,164
Series 2007-C7 Class A3, 5.866% 9/15/45	4,487,299	5,045,870
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.829% 6/12/50 (f)	10,916,000	12,195,410
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (f)	490,000	527,305
Series 2007-5 Class A4, 5.378% 8/12/48	2,479,276	2,674,849
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	3,875,000	4,256,153
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	6,109,978
Series 2007-7 Class B, 5.7432% 6/12/50 (f)	770,000	30,836
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (c)(f)	113,478	70,854
Series 2007-XLFA:
Class D, 0.345% 10/15/20 (c)(f)	235,000	231,837

	Principal Amount	Value
Class E, 0.405% 10/15/20 (c)(f)	$ 294,000	$ 288,573
Class F, 0.455% 10/15/20 (c)(f)	176,000	171,871
Class G, 0.495% 10/15/20 (c)(f)	218,000	210,706
Class H, 0.585% 10/15/20 (c)(f)	137,000	125,566
Class J, 0.735% 10/15/20 (c)(f)	79,407	41,017
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (f)	1,043,735	1,048,638
Series 2007-HQ12 Class A2, 5.5924% 4/12/49 (f)	2,136,264	2,136,816
Series 2007-IQ14 Class B, 5.722% 4/15/49 (f)	2,175,000	476,456
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	3,913,418	5,082,747
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5143% 9/15/21 (c)(f)	358,893	351,839
Class J, 0.7543% 9/15/21 (c)(f)	139,000	133,488
Series 2007-WHL8 Class F, 0.6318% 6/15/20 (c)(f)	1,046,000	964,347
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	3,746,125	4,039,409
Series 2006-C29 Class A1A, 5.297% 11/15/48	3,357,746	3,665,067
Series 2007-C30 Class A5, 5.342% 12/15/43	13,901,000	15,137,445
Series 2007-C31 Class A4, 5.509% 4/15/47	6,652,000	7,201,595
Series 2007-C32 Class A3, 5.7454% 6/15/49 (f)	10,240,000	11,255,982
Series 2007-C33 Class A4, 5.9436% 2/15/51 (f)	5,735,000	6,275,449
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	3,010,000	3,204,807
Series 2006-C26 Class A1A, 6.009% 6/15/45 (f)	4,633,727	5,018,840
Series 2006-C27 Class A1A, 5.749% 7/15/45 (f)	8,202,639	8,897,837
Series 2007-C31 Class C, 5.6701% 4/15/47 (f)	2,455,000	2,365,402
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $289,369,611)		293,104,235
Municipal Securities - 2.7%
	Principal Amount	Value
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (f)	$ 1,200,000	$ 1,224,768
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	805,000	1,151,665
6.65% 3/1/22	4,360,000	5,424,494
7.3% 10/1/39	6,270,000	8,922,649
7.5% 4/1/34	5,055,000	7,195,793
7.6% 11/1/40	10,310,000	15,587,586
7.625% 3/1/40	1,675,000	2,471,027
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	946,950
Series 2010 C1, 7.781% 1/1/35	4,760,000	5,892,547
Series 2012 B, 5.432% 1/1/42	1,205,000	1,196,914
6.314% 1/1/44	5,300,000	5,817,969
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	445,000	470,788
5.1% 6/1/33	20,780,000	20,878,082
Series 2010, 4.421% 1/1/15	2,850,000	2,903,837
Series 2010-1, 6.63% 2/1/35	3,720,000	4,248,054
Series 2010-3:
5.547% 4/1/19	120,000	132,737
6.725% 4/1/35	5,545,000	6,442,680
7.35% 7/1/35	2,580,000	3,123,967
Series 2011:
4.961% 3/1/16	365,000	388,261
5.365% 3/1/17	140,000	153,215
5.665% 3/1/18	3,680,000	4,108,168
5.877% 3/1/19	9,635,000	10,854,117
Series 2013:
2.69% 12/1/17	1,225,000	1,245,825
3.14% 12/1/18	1,270,000	1,291,806
TOTAL MUNICIPAL SECURITIES (Cost $105,130,514)		112,073,899
Foreign Government and Government Agency Obligations - 0.7%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (c)	4,235,000	4,377,931

	Principal Amount	Value
5.75% 9/26/23 (c)	$ 3,877,000	$ 4,167,775
Brazilian Federative Republic:
4.25% 1/7/25	4,015,000	4,069,203
5.625% 1/7/41	4,104,000	4,411,800
United Mexican States:
4% 10/2/23	9,396,000	9,875,196
4.75% 3/8/44	4,170,000	4,253,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $29,949,151)		31,155,305
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $491,199)	487,000	498,797
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $294,490,988)	294,490,988	294,490,988
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $4,213,318,395)		4,333,679,044
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(164,532,286)
NET ASSETS - 100%		$ 4,169,146,758
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 7/1/44	$ (31,700,000)	(31,283,941)
4.5% 7/1/44	(7,500,000)	(8,116,406)
4.5% 7/1/44	(10,000,000)	(10,821,875)
4.5% 7/1/44	(7,200,000)	(7,791,750)
4.5% 7/1/44	(2,800,000)	(3,030,124)
TOTAL FANNIE MAE		(61,044,096)
Freddie Mac
4.5% 7/1/44	(10,200,000)	(11,031,939)
TOTAL TBA SALE COMMITMENTS (Proceeds $71,715,344)		$ (72,076,035)
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	$ 48,128	$ (46,457)	$ 0	$ (46,457)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse	4.25%	83,608	(80,703)	0	(80,703)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	78,601	(54,351)	0	(54,351)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	64,313	(13,844)	0	(13,844)
TOTAL CREDIT DEFAULT SWAPS						$ (195,355)	$ 0	$ (195,355)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $183,079,868 or 4.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,522,871.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 142,747
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,361,129,997	$ -	$ 1,361,129,997	$ -
U.S. Government and Government Agency Obligations	1,213,754,819	-	1,213,754,819	-
U.S. Government Agency - Mortgage Securities	975,765,704	-	975,765,704	-
Asset-Backed Securities	30,182,367	-	28,057,059	2,125,308
Collateralized Mortgage Obligations	21,522,933	-	21,434,671	88,262
Commercial Mortgage Securities	293,104,235	-	293,033,381	70,854
Municipal Securities	112,073,899	-	112,073,899	-
Foreign Government and Government Agency Obligations	31,155,305	-	31,155,305	-
Bank Notes	498,797	-	498,797	-
Money Market Funds	294,490,988	294,490,988	-	-
Total Investments in Securities:	$ 4,333,679,044	$ 294,490,988	$ 4,036,903,632	$ 2,284,424
Derivative Instruments:
Liabilities
Swaps	$ (195,355)	$ -	$ (195,355)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (72,076,035)	$ -	$ (72,076,035)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (195,355)
Total Value of Derivatives	$ -	$ (195,355)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,918,827,407)	$ 4,039,188,056
Fidelity Central Funds (cost $294,490,988)	294,490,988
Total Investments (cost $4,213,318,395)		$ 4,333,679,044
Cash		2
Receivable for investments sold, regular delivery		50,269
Receivable for TBA sale commitments		71,715,344
Receivable for swaps		678
Interest receivable		25,520,160
Distributions receivable from Fidelity Central Funds		24,020
Other receivables		299,711
Total assets		4,431,289,228

Liabilities
Payable for investments purchased Regular delivery	$ 51,299,876
Delayed delivery	137,974,076
TBA sale commitments, at value	72,076,035
Payable for fund shares redeemed	272,875
Distributions payable	12
Bi-lateral OTC swaps, at value	195,355
Other payables and accrued expenses	324,241
Total liabilities		262,142,470

Net Assets		$ 4,169,146,758
Net Assets consist of:
Paid in capital		$ 4,072,715,550
Undistributed net investment income		3,669,519
Accumulated undistributed net realized gain (loss) on investments		(27,042,923)
Net unrealized appreciation (depreciation) on investments		119,804,612
Net Assets, for 39,226,288 shares outstanding		$ 4,169,146,758
Net Asset Value, offering price and redemption price per share ($4,169,146,758 ÷ 39,226,288 shares)		$ 106.28

Statement of Operations

	Six months ended June 30, 2014

Investment Income
Interest		$ 60,594,285
Income from Fidelity Central Funds		142,747
Total income		60,737,032

Expenses
Custodian fees and expenses	$ 35,979
Independent trustees' compensation	7,819
Total expenses before reductions	43,798
Expense reductions	(7,909)	35,889
Net investment income (loss)		60,701,143
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,190,199
Swaps	(239,894)
Total net realized gain (loss)		950,305
Change in net unrealized appreciation (depreciation) on: Investment securities	115,179,712
Swaps	213,206
Delayed delivery commitments	(352,456)
Total change in net unrealized appreciation (depreciation)		115,040,462
Net gain (loss)		115,990,767
Net increase (decrease) in net assets resulting from operations		$ 176,691,910

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 60,701,143	$ 111,623,482
Net realized gain (loss)	950,305	(29,715,704)
Change in net unrealized appreciation (depreciation)	115,040,462	(143,796,025)
Net increase (decrease) in net assets resulting from operations	176,691,910	(61,888,247)
Distributions to shareholders from net investment income	(59,837,929)	(111,480,985)
Distributions to shareholders from net realized gain	-	(47,197,834)
Total distributions	(59,837,929)	(158,678,819)
Share transactions Proceeds from sales of shares	152,304,559	138,326,373
Reinvestment of distributions	59,837,917	158,678,818
Cost of shares redeemed	(105,598,625)	(383,113,369)
Net increase (decrease) in net assets resulting from share transactions	106,543,851	(86,108,178)
Total increase (decrease) in net assets	223,397,832	(306,675,244)

Net Assets
Beginning of period	3,945,748,926	4,252,424,170
End of period (including undistributed net investment income of $3,669,519 and undistributed net investment income of $2,806,305, respectively)	$ 4,169,146,758	$ 3,945,748,926
Other Information Shares
Sold	1,462,633	1,312,355
Issued in reinvestment of distributions	567,385	1,501,757
Redeemed	(1,006,148)	(3,663,162)
Net increase (decrease)	1,023,870	(849,050)

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 103.29	$ 108.89	$ 107.64	$ 105.18	$ 104.52	$ 94.78
Income from Investment Operations
Net investment income (loss) D	1.559	2.829	3.111	3.817	3.943	4.762
Net realized and unrealized gain (loss)	2.968	(4.398)	3.442	4.385	4.424	9.818
Total from investment operations	4.527	(1.569)	6.553	8.202	8.367	14.580
Distributions from net investment income	(1.537)	(2.826)	(3.056)	(3.851)	(3.947)	(4.580)
Distributions from net realized gain	-	(1.205)	(2.247)	(1.891)	(3.760)	(.260)
Total distributions	(1.537)	(4.031)	(5.303)	(5.742)	(7.707)	(4.840)
Net asset value, end of period	$ 106.28	$ 103.29	$ 108.89	$ 107.64	$ 105.18	$ 104.52
Total ReturnB, C	4.40%	(1.46)%	6.16%	7.96%	8.12%	15.71%
Ratios to Average Net AssetsE, H
Expenses before reductionsG	-%A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	-%A	-%	-%	-%	-%	-%
Expenses net of all reductionsG	-%A	-%	-%	-%	-%	-%
Net investment income (loss)	2.99%A	2.68%	2.84%	3.57%	3.65%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,169,147	$ 3,945,749	$ 4,252,424	$ 3,790,381	$ 3,758,091	$ 3,957,226
Portfolio turnover rateF	170%A	333%	291%	302%	230%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Notes to Financial Statements

For the period ended June 30, 2014

1. Organization.

Fidelity® VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar

Not Part of Financial Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps agreements, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 143,514,464
Gross unrealized depreciation	(19,775,515)
Net unrealized appreciation (depreciation) on securities and other investments	$ 123,738,949

Tax cost	$ 4,209,940,095

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (27,535,971)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a

Not Part of Financial Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by

Not Part of Financial Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ (239,894)	$ 213,206

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the

Not Part of Financial Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $258,338,012 and $171,055,287, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $79,476.

8. Expense Reductions.

The investment adviser has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $7,819.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $90.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Not Part of Financial Report

9. Other - continued

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	12.35%
VIP Asset Manager: Growth Portfolio	1.07%
VIP Balanced Portfolio	15.52%
VIP Investment Grade Bond Portfolio	71.06%

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Not Part of Financial Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of June 30, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended June 30, 2014 and for the year ended December 31, 2013, and the financial highlights for the six months ended June 30, 2014 and for each of the five years in the period ended December 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of June 30, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 2014 and for the year ended December 31, 2013, and the financial highlights for the six months ended June 30, 2014 and for each of the five years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 15, 2014

Not Part of Financial Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIGB-SANN-0814
1.705629.116

Fidelity® Variable Insurance Products:

Investor Freedom® Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP Investor Freedom Income PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2005 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2010 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2015 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2020 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2025 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2030 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
VIP Investor Freedom Income	.00%
Actual		$ 1,000.00	$ 1,032.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2005	.00%
Actual		$ 1,000.00	$ 1,038.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2010	.00%
Actual		$ 1,000.00	$ 1,041.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2015	.00%
Actual		$ 1,000.00	$ 1,043.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2020	.00%
Actual		$ 1,000.00	$ 1,046.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2025	.00%
Actual		$ 1,000.00	$ 1,049.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2030	.00%
Actual		$ 1,000.00	$ 1,050.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

VIP Investor Freedom Income Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	2.9	3.0
VIP Equity-Income Portfolio Investor Class	3.1	3.1
VIP Growth & Income Portfolio Investor Class	3.5	3.6
VIP Growth Portfolio Investor Class	3.0	3.2
VIP Mid Cap Portfolio Investor Class	0.8	0.9
VIP Value Portfolio Investor Class	2.3	2.3
VIP Value Strategies Portfolio Investor Class	1.1	1.1
	16.7	17.2
International Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.5	1.5
VIP Overseas Portfolio Investor Class R	5.7	5.9
	7.2	7.4
Bond Funds
VIP High Income Portfolio Investor Class	6.0	6.0
VIP Investment Grade Bond Portfolio Investor Class	40.1	39.7
	46.1	45.7
Short-Term Funds
VIP Money Market Portfolio Investor Class	30.0	29.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	16.7%
International Equity Funds	7.2%
Bond Funds	46.1%
Short-Term Funds	30.0%

Six months ago
Domestic Equity Funds	17.2%
International Equity Funds	7.4%
Bond Funds	45.7%
Short-Term Funds	29.7%

Semiannual Report

VIP Investor Freedom Income Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.7%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	50,941	$ 1,859,362
VIP Equity-Income Portfolio Investor Class (b)	78,303	1,952,871
VIP Growth & Income Portfolio Investor Class (b)	109,992	2,232,830
VIP Growth Portfolio Investor Class (b)	30,909	1,914,223
VIP Mid Cap Portfolio Investor Class (b)	14,454	541,743
VIP Value Portfolio Investor Class (b)	89,008	1,433,925
VIP Value Strategies Portfolio Investor Class (b)	45,992	698,166
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,037,614)		10,633,120
International Equity Funds - 7.2%

VIP Emerging Markets Portfolio Investor Class R (b)	101,920	975,372
VIP Overseas Portfolio InvestorClass R (b)	175,844	3,587,226
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,685,270)		4,562,598
Bond Funds - 46.1%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	628,124	$ 3,806,430
VIP Investment Grade Bond Portfolio Investor Class (b)	1,984,048	25,455,336
TOTAL BOND FUNDS (Cost $28,799,288)		29,261,766
Short-Term Funds - 30.0%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $19,047,666)	19,047,666	19,047,666
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $59,569,838)		63,505,150
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5)
NET ASSETS - 100%		$ 63,505,145
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 1,828,510	$ 239,080	$ 329,531	$ -	$ 1,859,362
VIP Emerging Markets Portfolio Investor Class R	923,538	140,509	150,026	-	975,372
VIP Equity-Income Portfolio Investor Class	1,849,086	202,556	238,723	-	1,952,871
VIP Growth & Income Portfolio Investor Class	2,150,832	268,002	324,173	-	2,232,830
VIP Growth Portfolio Investor Class	1,906,316	350,372	512,916	-	1,914,223
VIP High Income Portfolio Investor Class	3,595,571	550,395	514,454	-	3,806,430
VIP Investment Grade Bond Portfolio Investor Class	23,919,858	2,884,151	2,342,058	-	25,455,336
VIP Mid Cap Portfolio Investor Class	544,698	96,867	119,762	-	541,743
VIP Money Market Portfolio Investor Class	17,885,497	2,937,252	1,775,081	907	19,047,666
VIP Overseas Portfolio Investor Class R	3,538,221	507,848	434,422	-	3,587,226
VIP Value Portfolio Investor Class	1,389,783	186,026	229,031	-	1,433,925
VIP Value Strategies Portfolio Investor Class	682,371	86,146	112,199	-	698,166
Total	$ 60,214,281	$ 8,449,204	$ 7,082,376	$ 907	$ 63,505,150
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $59,569,838) - See accompanying schedule		$ 63,505,150
Receivable for fund shares sold		21,555
Total assets		63,526,705

Liabilities
Payable for investments purchased	$ 21,467
Payable for fund shares redeemed	93
Total liabilities		21,560

Net Assets		$ 63,505,145
Net Assets consist of:
Paid in capital		$ 59,704,804
Undistributed net investment income		907
Accumulated undistributed net realized gain (loss) on investments		(135,878)
Net unrealized appreciation (depreciation) on investments		3,935,312
Net Assets, for 5,650,153 shares outstanding		$ 63,505,145
Net Asset Value, offering price and redemption price per share ($63,505,145 ÷ 5,650,153 shares)		$ 11.24

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 907

Expenses
Independent trustees' compensation	$ 116
Total expenses before reductions	116
Expense reductions	(116)	0
Net investment income (loss)		907
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(44,361)
Capital gain distributions from underlying funds	41,504
Total net realized gain (loss)		(2,857)
Change in net unrealized appreciation (depreciation) on underlying funds		1,969,139
Net gain (loss)		1,966,282
Net increase (decrease) in net assets resulting from operations		$ 1,967,189

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 907	$ 872,952
Net realized gain (loss)	(2,857)	606,600
Change in net unrealized appreciation (depreciation)	1,969,139	1,200,525
Net increase (decrease) in net assets resulting from operations	1,967,189	2,680,077
Distributions to shareholders from net investment income	-	(877,001)
Distributions to shareholders from net realized gain	(465,282)	(356,491)
Total distributions	(465,282)	(1,233,492)
Share transactions Proceeds from sales of shares	7,924,219	29,468,306
Reinvestment of distributions	465,282	1,233,491
Cost of shares redeemed	(6,600,540)	(10,479,431)
Net increase (decrease) in net assets resulting from share transactions	1,788,961	20,222,366
Total increase (decrease) in net assets	3,290,868	21,668,951

Net Assets
Beginning of period	60,214,277	38,545,326
End of period (including undistributed net investment income of $907 and undistributed net investment income of $0, respectively)	$ 63,505,145	$ 60,214,277
Other Information Shares
Sold	718,172	2,716,873
Issued in reinvestment of distributions	42,453	113,049
Redeemed	(597,991)	(962,614)
Net increase (decrease)	162,634	1,867,308

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.65	$ 10.30	$ 10.40	$ 9.95	$ 9.10
Income from Investment Operations
Net investment income (loss)E	-I	.19	.17	.18	.21	.40
Net realized and unrealized gain (loss)	.36	.39	.50	(.02)	.54	.94
Total from investment operations	.36	.58	.67	.16	.75	1.34
Distributions from net investment income	-	(.17)	(.16)	(.19)	(.20)	(.33)
Distributions from net realized gain	(.09)	(.09)	(.16)	(.07)	(.10)	(.16)
Total distributions	(.09)	(.26)	(.32)	(.26)	(.30)	(.49)
Net asset value, end of period	$ 11.24	$ 10.97	$ 10.65	$ 10.30	$ 10.40	$ 9.95
Total ReturnB, C, D	3.26%	5.43%	6.54%	1.54%	7.50%	14.85%
Ratios to Average Net AssetsF, H
Expenses before reductionsG	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.00%A, G	1.77%	1.63%	1.74%	2.00%	4.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,505	$ 60,214	$ 38,545	$ 30,547	$ 32,467	$ 25,374
Portfolio turnover rateF	23%A	33%	15%	28%	24%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	4.9	4.8
VIP Equity-Income Portfolio Investor Class	5.1	4.9
VIP Growth & Income Portfolio Investor Class	5.8	5.7
VIP Growth Portfolio Investor Class	5.0	5.0
VIP Mid Cap Portfolio Investor Class	1.4	1.5
VIP Value Portfolio Investor Class	3.8	3.7
VIP Value Strategies Portfolio Investor Class	1.9	1.8
	27.9	27.4
International Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.4	2.4
VIP Overseas Portfolio Investor Class R	9.4	9.4
	11.8	11.8
Bond Funds
VIP High Income Portfolio Investor Class	6.2	6.2
VIP Investment Grade Bond Portfolio Investor Class	34.1	34.2
	40.3	40.4
Short-Term Funds
VIP Money Market Portfolio Investor Class	20.0	20.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	27.9%
International Equity Funds	11.8%
Bond Funds	40.3%
Short-Term Funds	20.0%

Six months ago
Domestic Equity Funds	27.4%
International Equity Funds	11.8%
Bond Funds	40.4%
Short-Term Funds	20.4%

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	29,122	$ 1,062,940
VIP Equity-Income Portfolio Investor Class (b)	44,804	1,117,408
VIP Growth & Income Portfolio Investor Class (b)	62,772	1,274,276
VIP Growth Portfolio Investor Class (b)	17,551	1,086,906
VIP Mid Cap Portfolio Investor Class (b)	8,363	313,461
VIP Value Portfolio Investor Class (b)	50,962	821,006
VIP Value Strategies Portfolio Investor Class (b)	26,619	404,079
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,894,188)		6,080,076
International Equity Funds - 11.8%

VIP Emerging Markets Portfolio Investor Class R (b)	56,038	536,280
VIP Overseas Portfolio InvestorClass R (b)	100,093	2,041,904
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,388,139)		2,578,184
Bond Funds - 40.3%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	223,437	$ 1,354,031
VIP Investment Grade Bond Portfolio Investor Class (b)	578,379	7,420,598
TOTAL BOND FUNDS (Cost $8,658,138)		8,774,629
Short-Term Funds - 20.0%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $4,354,293)	4,354,293	4,354,293
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $20,294,758)		21,787,182
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3)
NET ASSETS - 100%		$ 21,787,179
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 911,805	$ 141,406	$ 57,905	$ -	$ 1,062,940
VIP Emerging Markets Portfolio Investor Class R	454,347	75,478	28,517	-	536,280
VIP Equity-Income Portfolio Investor Class	922,167	179,819	65,857	-	1,117,408
VIP Growth & Income Portfolio Investor Class	1,074,680	195,265	76,466	-	1,274,276
VIP Growth Portfolio Investor Class	952,455	157,006	108,912	-	1,086,906
VIP High Income Portfolio Investor Class	1,167,676	155,593	29,165	-	1,354,031
VIP Investment Grade Bond Portfolio Investor Class	6,466,853	1,022,021	346,804	-	7,420,598
VIP Mid Cap Portfolio Investor Class	277,826	45,274	21,003	-	313,461
VIP Money Market Portfolio Investor Class	3,863,625	681,752	191,084	200	4,354,293
VIP Overseas Portfolio Investor Class R	1,780,247	338,066	66,738	-	2,041,904
VIP Value Portfolio Investor Class	693,182	109,301	31,278	-	821,006
VIP Value Strategies Portfolio Investor Class	347,060	45,758	12,283	-	404,079
Total	$ 18,911,923	$ 3,146,739	$ 1,036,012	$ 200	$ 21,787,182
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $20,294,758) - See accompanying schedule		$ 21,787,182
Receivable for investments sold		30,416
Total assets		21,817,598

Liabilities
Payable to custodian bank	$ 2
Payable for fund shares redeemed	30,417
Total liabilities		30,419

Net Assets		$ 21,787,179
Net Assets consist of:
Paid in capital		$ 20,366,277
Undistributed net investment income		200
Accumulated undistributed net realized gain (loss) on investments		(71,722)
Net unrealized appreciation (depreciation) on investments		1,492,424
Net Assets, for 1,944,044 shares outstanding		$ 21,787,179
Net Asset Value, offering price and redemption price per share ($21,787,179 ÷ 1,944,044 shares)		$ 11.21

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 200

Expenses
Independent trustees' compensation	$ 38
Total expenses before reductions	38
Expense reductions	(38)	0
Net investment income (loss)		200
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(17,601)
Capital gain distributions from underlying funds	19,229
Total net realized gain (loss)		1,628
Change in net unrealized appreciation (depreciation) on underlying funds		782,136
Net gain (loss)		783,764
Net increase (decrease) in net assets resulting from operations		$ 783,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 200	$ 277,779
Net realized gain (loss)	1,628	272,620
Change in net unrealized appreciation (depreciation)	782,136	974,243
Net increase (decrease) in net assets resulting from operations	783,964	1,524,642
Distributions to shareholders from net investment income	-	(280,823)
Distributions to shareholders from net realized gain	(177,960)	(184,678)
Total distributions	(177,960)	(465,501)
Share transactions Proceeds from sales of shares	2,888,773	8,395,343
Reinvestment of distributions	177,960	465,501
Cost of shares redeemed	(797,476)	(5,104,519)
Net increase (decrease) in net assets resulting from share transactions	2,269,257	3,756,325
Total increase (decrease) in net assets	2,875,261	4,815,466

Net Assets
Beginning of period	18,911,918	14,096,452
End of period (including undistributed net investment income of $200 and undistributed net investment income of $0, respectively)	$ 21,787,179	$ 18,911,918
Other Information Shares
Sold	264,629	788,377
Issued in reinvestment of distributions	16,402	43,353
Redeemed	(72,791)	(478,541)
Net increase (decrease)	208,240	353,189

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.20	$ 9.60	$ 9.85	$ 9.21	$ 7.91
Income from Investment Operations
Net investment income (loss) E	-I	.18	.19	.17	.18	.35
Net realized and unrealized gain (loss)	.41	.81	.73	(.17)	.87	1.41
Total from investment operations	.41	.99	.92	-I	1.05	1.76
Distributions from net investment income	-	(.17)	(.16)	(.19)	(.19)	(.33)
Distributions from net realized gain	(.10)	(.12)	(.16)	(.07)	(.22)	(.14)
Total distributions	(.10)	(.29)	(.32)	(.25)K	(.41)	(.46)J
Net asset value, end of period	$ 11.21	$ 10.90	$ 10.20	$ 9.60	$ 9.85	$ 9.21
Total ReturnB, C, D	3.81%	9.73%	9.61%	.02%	11.41%	22.71%
Ratios to Average Net AssetsF,H
Expenses before reductionsG	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.00%A, G	1.68%	1.87%	1.72%	1.90%	4.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,787	$ 18,912	$ 14,096	$ 9,777	$ 10,438	$ 9,398
Portfolio turnover rateF	10%A	46%	33%	45%	63%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.46 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $.135 per share.

K Total distributions of $.25 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.067 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.9	5.9
VIP Equity-Income Portfolio Investor Class	6.3	6.0
VIP Growth & Income Portfolio Investor Class	7.1	7.0
VIP Growth Portfolio Investor Class	6.1	6.2
VIP Mid Cap Portfolio Investor Class	1.7	1.8
VIP Value Portfolio Investor Class	4.6	4.5
VIP Value Strategies Portfolio Investor Class	2.3	2.2
	34.0	33.6
International Equity Funds
VIP Emerging Markets Portfolio Investor Class R	3.1	2.9
VIP Overseas Portfolio Investor Class R	11.5	11.6
	14.6	14.5
Bond Funds
VIP High Income Portfolio Investor Class	6.4	6.3
VIP Investment Grade Bond Portfolio Investor Class	30.4	30.4
	36.8	36.7
Short-Term Funds
VIP Money Market Portfolio Investor Class	14.6	15.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	34.0%
International Equity Funds	14.6%
Bond Funds	36.8%
Short-Term Funds	14.6%

Six months ago
Domestic Equity Funds	33.6%
International Equity Funds	14.5%
Bond Funds	36.7%
Short-Term Funds	15.2%

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	100,652	$ 3,673,795
VIP Equity-Income Portfolio Investor Class (b)	154,944	3,864,292
VIP Growth & Income Portfolio Investor Class (b)	217,102	4,407,173
VIP Growth Portfolio Investor Class (b)	60,732	3,761,115
VIP Mid Cap Portfolio Investor Class (b)	28,663	1,074,284
VIP Value Portfolio Investor Class (b)	175,952	2,834,595
VIP Value Strategies Portfolio Investor Class (b)	91,348	1,386,669
TOTAL DOMESTIC EQUITY FUNDS (Cost $16,759,222)		21,001,923
International Equity Funds - 14.6%

VIP Emerging Markets Portfolio Investor Class R (b)	199,348	1,907,758
VIP Overseas Portfolio InvestorClass R (b)	348,001	7,099,227
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,995,306)		9,006,985
Bond Funds - 36.8%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	653,924	$ 3,962,781
VIP Investment Grade Bond Portfolio Investor Class (b)	1,465,401	18,801,102
TOTAL BOND FUNDS (Cost $22,495,072)		22,763,883
Short-Term Funds - 14.6%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $9,056,181)	9,056,181	9,056,181
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $57,305,781)		61,828,972
NET OTHER ASSETS (LIABILITIES) - 0.0%		6
NET ASSETS - 100%		$ 61,828,978
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 3,704,040	$ 278,666	$ 538,267	$ -	$ 3,673,795
VIP Emerging Markets Portfolio Investor Class R	1,829,893	185,996	215,667	-	1,907,758
VIP Equity-Income Portfolio Investor Class	3,723,037	482,461	610,930	-	3,864,292
VIP Growth & Income Portfolio Investor Class	4,359,163	476,333	691,251	-	4,407,173
VIP Growth Portfolio Investor Class	3,887,719	334,306	774,953	-	3,761,115
VIP High Income Portfolio Investor Class	3,943,378	376,327	539,714	-	3,962,781
VIP Investment Grade Bond Portfolio Investor Class	18,992,757	1,612,486	2,559,308	-	18,801,102
VIP Mid Cap Portfolio Investor Class	1,130,072	90,105	179,863	-	1,074,284
VIP Money Market Portfolio Investor Class	9,536,485	866,232	1,346,535	439	9,056,181
VIP Overseas Portfolio Investor Class R	7,256,024	780,999	862,728	-	7,099,227
VIP Value Portfolio Investor Class	2,804,584	258,638	394,359	-	2,834,595
VIP Value Strategies Portfolio Investor Class	1,404,092	83,744	177,710	-	1,386,669
Total	$ 62,571,244	$ 5,826,293	$ 8,891,285	$ 439	$ 61,828,972
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $57,305,781) - See accompanying schedule		$ 61,828,972
Cash		6
Receivable for fund shares sold		5,413
Total assets		61,834,391

Liabilities
Payable for investments purchased	$ 5,289
Payable for fund shares redeemed	124
Total liabilities		5,413

Net Assets		$ 61,828,978
Net Assets consist of:
Paid in capital		$ 57,467,492
Undistributed net investment income		439
Accumulated undistributed net realized gain (loss) on investments		(162,144)
Net unrealized appreciation (depreciation) on investments		4,523,191
Net Assets, for 5,168,902 shares outstanding		$ 61,828,978
Net Asset Value, offering price and redemption price per share ($61,828,978 ÷ 5,168,902 shares)		$ 11.96

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 439

Expenses
Independent trustees' compensation	$ 116
Total expenses before reductions	116
Expense reductions	(116)	0
Net investment income (loss)		439
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	49,570
Capital gain distributions from underlying funds	70,845
Total net realized gain (loss)		120,415
Change in net unrealized appreciation (depreciation) on underlying funds		2,273,146
Net gain (loss)		2,393,561
Net increase (decrease) in net assets resulting from operations		$ 2,394,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 439	$ 1,037,057
Net realized gain (loss)	120,415	1,195,499
Change in net unrealized appreciation (depreciation)	2,273,146	5,236,706
Net increase (decrease) in net assets resulting from operations	2,394,000	7,469,262
Distributions to shareholders from net investment income	-	(1,045,621)
Distributions to shareholders from net realized gain	(805,664)	(733,067)
Total distributions	(805,664)	(1,778,688)
Share transactions Proceeds from sales of shares	4,635,093	9,159,310
Reinvestment of distributions	805,664	1,778,688
Cost of shares redeemed	(7,771,368)	(8,716,419)
Net increase (decrease) in net assets resulting from share transactions	(2,330,611)	2,221,579
Total increase (decrease) in net assets	(742,275)	7,912,153

Net Assets
Beginning of period	62,571,253	54,659,100
End of period (including undistributed net investment income of $439 and undistributed net investment income of $0, respectively)	$ 61,828,978	$ 62,571,253
Other Information Shares
Sold	397,301	821,710
Issued in reinvestment of distributions	69,815	156,010
Redeemed	(671,702)	(773,835)
Net increase (decrease)	(204,586)	203,885

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 10.57	$ 9.77	$ 10.06	$ 9.14	$ 7.77
Income from Investment Operations
Net investment income (loss) E	-I	.20	.20	.21	.21	.35
Net realized and unrealized gain (loss)	.48	1.21	.95	(.24)	.97	1.49
Total from investment operations	.48	1.41	1.15	(.03)	1.18	1.84
Distributions from net investment income	-	(.20)	(.20)	(.21)	(.21)	(.35)
Distributions from net realized gain	(.16)	(.14)	(.15)	(.04)	(.05)	(.12)
Total distributions	(.16)	(.34)	(.35)	(.26)J	(.26)	(.47)
Net asset value, end of period	$ 11.96	$ 11.64	$ 10.57	$ 9.77	$ 10.06	$ 9.14
Total ReturnB, C, D	4.17%	13.41%	11.82%	(.35)%	12.88%	24.09%
Ratios to Average Net AssetsF, H
Expenses before reductionsG	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.00%A, G	1.76%	1.88%	2.02%	2.20%	4.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,829	$ 62,571	$ 54,659	$ 51,167	$ 54,591	$ 47,671
Portfolio turnover rateF	19%A	23%	21%	24%	31%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.26 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.041 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.9	7.0
VIP Equity-Income Portfolio Investor Class	7.3	7.1
VIP Growth & Income Portfolio Investor Class	8.3	8.3
VIP Growth Portfolio Investor Class	7.1	7.3
VIP Mid Cap Portfolio Investor Class	2.0	2.1
VIP Value Portfolio Investor Class	5.3	5.3
VIP Value Strategies Portfolio Investor Class	2.6	2.6
	39.5	39.7
International Equity Funds
VIP Emerging Markets Portfolio Investor Class R	3.5	3.5
VIP Overseas Portfolio Investor Class R	13.3	13.6
	16.8	17.1
Bond Funds
VIP High Income Portfolio Investor Class	6.5	6.5
VIP Investment Grade Bond Portfolio Investor Class	27.1	26.6
	33.6	33.1
Short-Term Funds
VIP Money Market Portfolio Investor Class	10.1	10.1

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	39.5%
International Equity Funds	16.8%
Bond Funds	33.6%
Short-Term Funds	10.1%

Six months ago
Domestic Equity Funds	39.7%
International Equity Funds	17.1%
Bond Funds	33.1%
Short-Term Funds	10.1%

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	191,360	$ 6,984,634
VIP Equity-Income Portfolio Investor Class (b)	294,277	7,339,276
VIP Growth & Income Portfolio Investor Class (b)	412,448	8,372,688
VIP Growth Portfolio Investor Class (b)	115,942	7,180,284
VIP Mid Cap Portfolio Investor Class (b)	55,023	2,062,271
VIP Value Portfolio Investor Class (b)	335,071	5,397,992
VIP Value Strategies Portfolio Investor Class (b)	174,810	2,653,617
TOTAL DOMESTIC EQUITY FUNDS (Cost $31,030,971)		39,990,762
International Equity Funds - 16.8%

VIP Emerging Markets Portfolio Investor Class R (b)	368,770	3,529,131
VIP Overseas Portfolio InvestorClass R (b)	659,502	13,453,851
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,810,469)		16,982,982
Bond Funds - 33.6%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	1,084,973	$ 6,574,936
VIP Investment Grade Bond Portfolio Investor Class (b)	2,143,903	27,506,274
TOTAL BOND FUNDS (Cost $33,716,817)		34,081,210
Short-Term Funds - 10.1%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $10,201,962)	10,201,962	10,201,962
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $90,760,219)		101,256,916
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3)
NET ASSETS - 100%		$ 101,256,913
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 6,800,272	$ 394,403	$ 658,448	$ -	$ 6,984,634
VIP Emerging Markets Portfolio Investor Class R	3,387,514	185,652	265,474	-	3,529,131
VIP Equity-Income Portfolio Investor Class	6,869,108	474,163	519,496	-	7,339,276
VIP Growth & Income Portfolio Investor Class	8,019,368	468,291	621,816	-	8,372,688
VIP Growth Portfolio Investor Class	7,109,253	592,374	1,136,858	-	7,180,284
VIP High Income Portfolio Investor Class	6,244,518	446,063	417,785	-	6,574,936
VIP Investment Grade Bond Portfolio Investor Class	25,881,469	2,692,248	2,140,609	-	27,506,274
VIP Mid Cap Portfolio Investor Class	2,054,489	146,803	209,910	-	2,062,271
VIP Money Market Portfolio Investor Class	9,862,291	921,052	581,381	489	10,201,962
VIP Overseas Portfolio Investor Class R	13,270,508	1,090,415	800,871	-	13,453,851
VIP Value Portfolio Investor Class	5,157,500	337,928	419,292	-	5,397,992
VIP Value Strategies Portfolio Investor Class	2,564,781	130,045	195,809	-	2,653,617
Total	$ 97,221,071	$ 7,879,437	$ 7,967,749	$ 489	$ 101,256,916
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $90,760,219) - See accompanying schedule		$ 101,256,916
Receivable for fund shares sold		67,934
Total assets		101,324,850

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	67,851
Payable for fund shares redeemed	84
Total liabilities		67,937

Net Assets		$ 101,256,913
Net Assets consist of:
Paid in capital		$ 91,041,037
Undistributed net investment income		489
Accumulated undistributed net realized gain (loss) on investments		(281,310)
Net unrealized appreciation (depreciation) on investments		10,496,697
Net Assets, for 8,550,644 shares outstanding		$ 101,256,913
Net Asset Value, offering price and redemption price per share ($101,256,913 ÷ 8,550,644 shares)		$ 11.84

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 489

Expenses
Independent trustees' compensation	$ 187
Total expenses before reductions	187
Expense reductions	(187)	0
Net investment income (loss)		489
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,595)
Capital gain distributions from underlying funds	132,557
Total net realized gain (loss)		120,962
Change in net unrealized appreciation (depreciation) on underlying funds		4,137,061
Net gain (loss)		4,258,023
Net increase (decrease) in net assets resulting from operations		$ 4,258,512

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 489	$ 1,638,146
Net realized gain (loss)	120,962	1,571,719
Change in net unrealized appreciation (depreciation)	4,137,061	8,665,051
Net increase (decrease) in net assets resulting from operations	4,258,512	11,874,916
Distributions to shareholders from net investment income	-	(1,649,772)
Distributions to shareholders from net realized gain	(1,136,856)	(1,082,834)
Total distributions	(1,136,856)	(2,732,606)
Share transactions Proceeds from sales of shares	7,054,989	17,144,035
Reinvestment of distributions	1,136,856	2,732,606
Cost of shares redeemed	(7,277,653)	(10,799,550)
Net increase (decrease) in net assets resulting from share transactions	914,192	9,077,091
Total increase (decrease) in net assets	4,035,848	18,219,401

Net Assets
Beginning of period	97,221,065	79,001,664
End of period (including undistributed net investment income of $489 and undistributed net investment income of $0, respectively)	$ 101,256,913	$ 97,221,065
Other Information Shares
Sold	614,909	1,564,617
Issued in reinvestment of distributions	99,900	243,678
Redeemed	(634,260)	(981,805)
Net increase (decrease)	80,549	826,490

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 10.34	$ 9.55	$ 9.87	$ 9.11	$ 7.69
Income from Investment Operations
Net investment income (loss) E	-I	.20	.21	.21	.21	.34
Net realized and unrealized gain (loss)	.50	1.27	.94	(.24)	.97	1.58
Total from investment operations	.50	1.47	1.15	(.03)	1.18	1.92
Distributions from net investment income	-	(.20)	(.20)	(.21)	(.22)	(.34)
Distributions from net realized gain	(.14)	(.13)	(.16)	(.08)	(.20)	(.16)
Total distributions	(.14)	(.33)	(.36)	(.29)	(.42)	(.50)
Net asset value, end of period	$ 11.84	$ 11.48	$ 10.34	$ 9.55	$ 9.87	$ 9.11
Total ReturnB, C, D	4.36%	14.35%	12.10%	(.33)%	13.06%	25.25%
Ratios to Average Net AssetsF, H
Expenses before reductionsG	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.00%A, G	1.86%	2.02%	2.07%	2.24%	4.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,257	$ 97,221	$ 79,002	$ 67,804	$ 69,259	$ 60,033
Portfolio turnover rateF	16%A	21%	18%	30%	31%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	7.6	7.8
VIP Equity-Income Portfolio Investor Class	8.0	7.9
VIP Growth & Income Portfolio Investor Class	9.1	9.2
VIP Growth Portfolio Investor Class	7.8	8.1
VIP Mid Cap Portfolio Investor Class	2.2	2.3
VIP Value Portfolio Investor Class	5.8	5.9
VIP Value Strategies Portfolio Investor Class	2.8	2.9
	43.3	44.1
International Equity Funds
VIP Emerging Markets Portfolio Investor Class R	4.0	3.8
VIP Overseas Portfolio Investor Class R	14.6	15.2
	18.6	19.0
Bond Funds
VIP High Income Portfolio Investor Class	6.7	6.5
VIP Investment Grade Bond Portfolio Investor Class	24.7	24.0
	31.4	30.5
Short-Term Funds
VIP Money Market Portfolio Investor Class	6.7	6.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	43.3%
International Equity Funds	18.6%
Bond Funds	31.4%
Short-Term Funds	6.7%

Six months ago
Domestic Equity Funds	44.1%
International Equity Funds	19.0%
Bond Funds	30.5%
Short-Term Funds	6.4%

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	380,893	$ 13,902,598
VIP Equity-Income Portfolio Investor Class (b)	586,161	14,618,863
VIP Growth & Income Portfolio Investor Class (b)	822,374	16,694,195
VIP Growth Portfolio Investor Class (b)	231,217	14,319,243
VIP Mid Cap Portfolio Investor Class (b)	108,129	4,052,660
VIP Value Portfolio Investor Class (b)	665,789	10,725,865
VIP Value Strategies Portfolio Investor Class (b)	345,595	5,246,137
TOTAL DOMESTIC EQUITY FUNDS (Cost $62,735,852)		79,559,561
International Equity Funds - 18.6%

VIP Emerging Markets Portfolio Investor Class R (b)	760,752	7,280,393
VIP Overseas Portfolio InvestorClass R (b)	1,317,735	26,881,798
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $31,745,773)		34,162,191
Bond Funds - 31.4%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	2,024,430	$ 12,268,044
VIP Investment Grade Bond Portfolio Investor Class (b)	3,531,416	45,308,069
TOTAL BOND FUNDS (Cost $57,231,741)		57,576,113
Short-Term Funds - 6.7%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $12,359,873)	12,359,873	12,359,873
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $164,073,239)		183,657,738
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4)
NET ASSETS - 100%		$ 183,657,734
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 12,511,725	$ 1,022,457	$ 503,033	$ -	$ 13,902,598
VIP Emerging Markets Portfolio Investor Class R	6,193,977	769,837	125,878	-	7,280,393
VIP Equity-Income Portfolio Investor Class	12,660,933	1,109,998	159,629	-	14,618,863
VIP Growth & Income Portfolio Investor Class	14,767,731	1,213,149	279,711	-	16,694,195
VIP Growth Portfolio Investor Class	13,066,290	1,440,454	1,369,081	-	14,319,243
VIP High Income Portfolio Investor Class	10,519,736	1,483,917	267,645	-	12,268,044
VIP Investment Grade Bond Portfolio Investor Class	38,622,409	6,082,348	1,077,838	-	45,308,069
VIP Mid Cap Portfolio Investor Class	3,780,589	392,783	262,210	-	4,052,660
VIP Money Market Portfolio Investor Class	10,350,270	2,153,942	144,340	550	12,359,873
VIP Overseas Portfolio Investor Class R	24,402,297	3,001,756	343,679	-	26,881,798
VIP Value Portfolio Investor Class	9,491,884	896,432	287,409	-	10,725,865
VIP Value Strategies Portfolio Investor Class	4,724,784	369,644	149,335	-	5,246,137
Total	$ 161,092,625	$ 19,936,717	$ 4,969,788	$ 550	$ 183,657,738
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $164,073,239) - See accompanying schedule		$ 183,657,738
Cash		1
Receivable for fund shares sold		59,118
Total assets		183,716,857

Liabilities
Payable for investments purchased	$ 58,787
Payable for fund shares redeemed	336
Total liabilities		59,123

Net Assets		$ 183,657,734
Net Assets consist of:
Paid in capital		$ 164,507,378
Undistributed net investment income		550
Accumulated undistributed net realized gain (loss) on investments		(434,693)
Net unrealized appreciation (depreciation) on investments		19,584,499
Net Assets, for 15,488,744 shares outstanding		$ 183,657,734
Net Asset Value, offering price and redemption price per share ($183,657,734 ÷ 15,488,744 shares)		$ 11.86

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 550

Expenses
Independent trustees' compensation	$ 319
Total expenses before reductions	319
Expense reductions	(319)	0
Net investment income (loss)		550
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(33,224)
Capital gain distributions from underlying funds	246,482
Total net realized gain (loss)		213,258
Change in net unrealized appreciation (depreciation) on underlying funds		7,638,699
Net gain (loss)		7,851,957
Net increase (decrease) in net assets resulting from operations		$ 7,852,507

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 550	$ 2,669,751
Net realized gain (loss)	213,258	2,788,106
Change in net unrealized appreciation (depreciation)	7,638,699	15,648,706
Net increase (decrease) in net assets resulting from operations	7,852,507	21,106,563
Distributions to shareholders from net investment income	-	(2,693,134)
Distributions to shareholders from net realized gain	(1,919,973)	(1,934,772)
Total distributions	(1,919,973)	(4,627,906)
Share transactions Proceeds from sales of shares	18,293,736	31,278,689
Reinvestment of distributions	1,919,973	4,627,906
Cost of shares redeemed	(3,581,133)	(15,018,940)
Net increase (decrease) in net assets resulting from share transactions	16,632,576	20,887,655
Total increase (decrease) in net assets	22,565,110	37,366,312

Net Assets
Beginning of period	161,092,624	123,726,312
End of period (including undistributed net investment income of $550 and undistributed net investment income of $0, respectively)	$ 183,657,734	$ 161,092,624
Other Information Shares
Sold	1,587,732	2,878,040
Issued in reinvestment of distributions	168,863	414,433
Redeemed	(313,427)	(1,376,924)
Net increase (decrease)	1,443,168	1,915,549

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 10.20	$ 9.31	$ 9.68	$ 8.77	$ 7.12
Income from Investment Operations
Net investment income (loss) E	-J	.20	.21	.21	.21	.30
Net realized and unrealized gain (loss)	.52	1.42	1.02	(.32)	1.05	1.72
Total from investment operations	.52	1.62	1.23	(.11)	1.26	2.02
Distributions from net investment income	-	(.20)	(.21)	(.21)	(.20)	(.28)
Distributions from net realized gain	(.13)	(.15)	(.14)	(.05)	(.15)	(.09)
Total distributions	(.13)	(.35)	(.34)I	(.26)	(.35)	(.37)
Net asset value, end of period	$ 11.86	$ 11.47	$ 10.20	$ 9.31	$ 9.68	$ 8.77
Total ReturnB, C, D	4.61%	15.96%	13.30%	(1.11)%	14.46%	28.75%
Ratios to Average Net AssetsF, H
Expenses before reductionsG	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.00%A, G	1.87%	2.13%	2.20%	2.28%	3.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 183,658	$ 161,093	$ 123,726	$ 102,875	$ 96,543	$ 80,478
Portfolio turnover rateF	6%A	22%	18%	16%	31%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

I Total distribution of $.34 per share is compromised of distributions from net investment income of $.205 and distributions from net realized gain of $.137 per share.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.8	9.2
VIP Equity-Income Portfolio Investor Class	9.2	9.3
VIP Growth & Income Portfolio Investor Class	10.5	10.8
VIP Growth Portfolio Investor Class	9.1	9.6
VIP Mid Cap Portfolio Investor Class	2.6	2.8
VIP Value Portfolio Investor Class	6.8	7.0
VIP Value Strategies Portfolio Investor Class	3.3	3.4
	50.3	52.1
International Equity Funds
VIP Emerging Markets Portfolio Investor Class R	4.6	4.6
VIP Overseas Portfolio Investor Class R	16.9	17.9
	21.5	22.5
Bond Funds
VIP High Income Portfolio Investor Class	6.8	6.6
VIP Investment Grade Bond Portfolio Investor Class	20.4	18.8
	27.2	25.4
Short-Term Funds
VIP Money Market Portfolio Investor Class	1.0	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	50.3%
International Equity Funds	21.5%
Bond Funds	27.2%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	52.1%
International Equity Funds	22.5%
Bond Funds	25.4%
Short-Term Funds	0.0%

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	323,956	$ 11,824,376
VIP Equity-Income Portfolio Investor Class (b)	497,304	12,402,771
VIP Growth & Income Portfolio Investor Class (b)	695,558	14,119,837
VIP Growth Portfolio Investor Class (b)	197,411	12,225,658
VIP Mid Cap Portfolio Investor Class (b)	92,493	3,466,626
VIP Value Portfolio Investor Class (b)	562,319	9,058,952
VIP Value Strategies Portfolio Investor Class (b)	293,704	4,458,425
TOTAL DOMESTIC EQUITY FUNDS (Cost $50,592,629)		67,556,645
International Equity Funds - 21.5%

VIP Emerging Markets Portfolio Investor Class R (b)	637,622	6,102,045
VIP Overseas Portfolio InvestorClass R (b)	1,112,828	22,701,695
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,384,221)		28,803,740
Bond Funds - 27.2%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	1,505,582	$ 9,123,826
VIP Investment Grade Bond Portfolio Investor Class (b)	2,136,841	27,415,674
TOTAL BOND FUNDS (Cost $36,252,754)		36,539,500
Short-Term Funds - 1.0%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $1,401,496)	1,401,496	1,401,496
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $113,631,100)		134,301,381
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 134,301,380
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 10,516,884	$ 1,319,059	$ 761,246	$ -	$ 11,824,376
VIP Emerging Markets Portfolio Investor Class R	5,230,757	759,247	273,939	-	6,102,045
VIP Equity-Income Portfolio Investor Class	10,643,828	1,573,138	698,705	-	12,402,771
VIP Growth & Income Portfolio Investor Class	12,419,336	1,618,164	788,904	-	14,119,837
VIP Growth Portfolio Investor Class	10,975,652	1,740,720	1,479,149	-	12,225,658
VIP High Income Portfolio Investor Class	7,602,691	1,339,109	211,506	-	9,123,826
VIP Investment Grade Bond Portfolio Investor Class	21,475,869	5,795,073	827,215	-	27,415,674
VIP Mid Cap Portfolio Investor Class	3,157,396	478,441	297,211	-	3,466,626
VIP Money Market Portfolio Investor Class	5	1,409,741	8,249	32	1,401,496
VIP Overseas Portfolio Investor Class R	20,461,266	2,899,709	545,770	-	22,701,695
VIP Value Portfolio Investor Class	7,973,371	1,038,156	495,139	-	9,058,952
VIP Value Strategies Portfolio Investor Class	3,949,942	468,021	221,736	-	4,458,425
Total	$ 114,406,997	$ 20,438,578	$ 6,608,769	$ 32	$ 134,301,381
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $113,631,100) - See accompanying schedule		$ 134,301,381
Cash		1
Receivable for fund shares sold		171,094
Total assets		134,472,476

Liabilities
Payable for investments purchased	$ 170,911
Payable for fund shares redeemed	185
Total liabilities		171,096

Net Assets		$ 134,301,380
Net Assets consist of:
Paid in capital		$ 113,892,145
Undistributed net investment income		32
Accumulated undistributed net realized gain (loss) on investments		(261,078)
Net unrealized appreciation (depreciation) on investments		20,670,281
Net Assets, for 10,648,747 shares outstanding		$ 134,301,380
Net Asset Value, offering price and redemption price per share ($134,301,380 ÷ 10,648,747 shares)		$ 12.61

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 32

Expenses
Independent trustees' compensation	$ 229
Total expenses before reductions	229
Expense reductions	(229)	0
Net investment income (loss)		32
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(55,876)
Capital gain distributions from underlying funds	206,473
Total net realized gain (loss)		150,597
Change in net unrealized appreciation (depreciation) on underlying funds		6,124,649
Net gain (loss)		6,275,246
Net increase (decrease) in net assets resulting from operations		$ 6,275,278

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32	$ 1,936,761
Net realized gain (loss)	150,597	1,994,053
Change in net unrealized appreciation (depreciation)	6,124,649	12,823,189
Net increase (decrease) in net assets resulting from operations	6,275,278	16,754,003
Distributions to shareholders from net investment income	-	(1,950,892)
Distributions to shareholders from net realized gain	(1,409,723)	(1,204,571)
Total distributions	(1,409,723)	(3,155,463)
Share transactions Proceeds from sales of shares	17,438,313	30,370,562
Reinvestment of distributions	1,409,723	3,155,463
Cost of shares redeemed	(3,819,209)	(5,104,660)
Net increase (decrease) in net assets resulting from share transactions	15,028,827	28,421,365
Total increase (decrease) in net assets	19,894,382	42,019,905

Net Assets
Beginning of period	114,406,998	72,387,093
End of period (including undistributed net investment income of $32 and undistributed net investment income of $0, respectively)	$ 134,301,380	$ 114,406,998
Other Information Shares
Sold	1,442,063	2,662,862
Issued in reinvestment of distributions	117,184	266,775
Redeemed	(317,316)	(447,523)
Net increase (decrease)	1,241,931	2,482,114

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 10.45	$ 9.36	$ 9.83	$ 8.73	$ 7.04
Income from Investment Operations
Net investment income (loss) E	-I	.24	.24	.22	.21	.28
Net realized and unrealized gain (loss)	.59	1.83	1.16	(.44)	1.17	1.79
Total from investment operations	.59	2.07	1.40	(.22)	1.38	2.07
Distributions from net investment income	-	(.21)	(.21)	(.21)	(.20)	(.25)
Distributions from net realized gain	(.14)	(.15)	(.10)	(.04)	(.08)	(.13)
Total distributions	(.14)	(.36)	(.31)	(.25)	(.28)	(.38)
Net asset value, end of period	$ 12.61	$ 12.16	$ 10.45	$ 9.36	$ 9.83	$ 8.73
Total ReturnB, C, D	4.94%	19.95%	15.05%	(2.28)%	15.80%	29.95%
Ratios to Average Net AssetsF, H
Expenses before reductionsG	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.00%A, G	2.09%	2.33%	2.26%	2.28%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,301	$ 114,407	$ 72,387	$ 52,278	$ 44,530	$ 32,981
Portfolio turnover rateF	11%A	15%	13%	15%	29%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	10.4	10.8
VIP Equity-Income Portfolio Investor Class	10.9	11.0
VIP Growth & Income Portfolio Investor Class	12.4	12.8
VIP Growth Portfolio Investor Class	10.7	11.3
VIP Mid Cap Portfolio Investor Class	3.0	3.2
VIP Value Portfolio Investor Class	7.9	8.2
VIP Value Strategies Portfolio Investor Class	3.9	4.1
	59.2	61.4
International Equity Funds
VIP Emerging Markets Portfolio Investor Class R	5.5	5.4
VIP Overseas Portfolio Investor Class R	20.0	21.0
	25.5	26.4
Bond Funds
VIP High Income Portfolio Investor Class	6.9	6.8
VIP Investment Grade Bond Portfolio Investor Class	8.4	5.4
	15.3	12.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	59.2%
International Equity Funds	25.5%
Bond Funds	15.3%

Six months ago
Domestic Equity Funds	61.4%
International Equity Funds	26.4%
Bond Funds	12.2%

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	365,127	$ 13,327,136
VIP Equity-Income Portfolio Investor Class (a)	561,005	13,991,455
VIP Growth & Income Portfolio Investor Class (a)	785,870	15,953,159
VIP Growth Portfolio Investor Class (a)	222,006	13,748,846
VIP Mid Cap Portfolio Investor Class (a)	103,611	3,883,344
VIP Value Portfolio Investor Class (a)	635,592	10,239,385
VIP Value Strategies Portfolio Investor Class (a)	330,473	5,016,576
TOTAL DOMESTIC EQUITY FUNDS (Cost $60,641,650)		76,159,901
International Equity Funds - 25.5%

VIP Emerging Markets Portfolio Investor Class R (a)	730,304	6,989,007
VIP Overseas Portfolio InvestorClass R (a)	1,261,680	25,738,282
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $29,847,707)		32,727,289
Bond Funds - 15.3%
	Shares	Value
VIP High Income Portfolio Investor Class (a)	1,470,145	$ 8,909,081
VIP Investment Grade Bond Portfolio Investor Class (a)	836,415	10,731,198
TOTAL BOND FUNDS (Cost $19,497,095)		19,640,279
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $109,986,452)		128,527,469
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$ 128,527,467
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 12,030,459	$ 1,111,559	$ 647,889	$ -	$ 13,327,136
VIP Emerging Markets Portfolio Investor Class R	5,978,050	894,420	315,042	-	6,989,007
VIP Equity-Income Portfolio Investor Class	12,205,231	1,368,168	567,665	-	13,991,455
VIP Growth & Income Portfolio Investor Class	14,215,080	1,370,827	595,154	-	15,953,159
VIP Growth Portfolio Investor Class	12,535,331	1,528,492	1,423,235	-	13,748,846
VIP High Income Portfolio Investor Class	7,508,823	1,180,212	166,315	-	8,909,081
VIP Investment Grade Bond Portfolio Investor Class	6,049,929	4,778,576	435,491	-	10,731,198
VIP Mid Cap Portfolio Investor Class	3,592,490	429,052	272,536	-	3,883,344
VIP Overseas Portfolio Investor Class R	23,409,916	2,740,775	250,417	-	25,738,282
VIP Value Portfolio Investor Class	9,125,369	993,187	485,225	-	10,239,385
VIP Value Strategies Portfolio Investor Class	4,506,694	405,799	188,495	-	5,016,576
Total	$ 111,157,372	$ 16,801,067	$ 5,347,464	$ -	$ 128,527,469
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $109,986,452) - See accompanying schedule		$ 128,527,469
Receivable for investments sold		10,391
Receivable for fund shares sold		36,963
Total assets		128,574,823

Liabilities
Payable to custodian bank	$ 2
Payable for fund shares redeemed	47,354
Total liabilities		47,356

Net Assets		$ 128,527,467
Net Assets consist of:
Paid in capital		$ 110,220,075
Accumulated undistributed net realized gain (loss) on investments		(233,625)
Net unrealized appreciation (depreciation) on investments		18,541,017
Net Assets, for 10,484,114 shares outstanding		$ 128,527,467
Net Asset Value, offering price and redemption price per share ($128,527,467 ÷ 10,484,114 shares)		$ 12.26

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ -

Expenses
Independent trustees' compensation	$ 222
Total expenses before reductions	222
Expense reductions	(222)	0
Net investment income (loss)		-
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(60,684)
Capital gain distributions from underlying funds	228,580
Total net realized gain (loss)		167,896
Change in net unrealized appreciation (depreciation) on underlying funds		5,978,142
Net gain (loss)		6,146,038
Net increase (decrease) in net assets resulting from operations		$ 6,146,038

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ -	$ 1,709,521
Net realized gain (loss)	167,896	2,038,180
Change in net unrealized appreciation (depreciation)	5,978,142	13,671,862
Net increase (decrease) in net assets resulting from operations	6,146,038	17,419,563
Distributions to shareholders from net investment income	-	(1,740,415)
Distributions to shareholders from net realized gain	(1,370,495)	(1,263,165)
Total distributions	(1,370,495)	(3,003,580)
Share transactions Proceeds from sales of shares	13,733,382	32,221,718
Reinvestment of distributions	1,370,495	3,003,580
Cost of shares redeemed	(2,509,313)	(6,094,311)
Net increase (decrease) in net assets resulting from share transactions	12,594,564	29,130,987
Total increase (decrease) in net assets	17,370,107	43,546,970

Net Assets
Beginning of period	111,157,360	67,610,390
End of period	$ 128,527,467	$ 111,157,360
Other Information Shares
Sold	1,166,176	2,942,684
Issued in reinvestment of distributions	117,639	262,749
Redeemed	(212,972)	(550,526)
Net increase (decrease)	1,070,843	2,654,907

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 10.00	$ 8.92	$ 9.41	$ 8.38	$ 6.66
Income from Investment Operations
Net investment income (loss)E	-	.21	.22	.20	.19	.21
Net realized and unrealized gain (loss)	.59	1.95	1.16	(.46)	1.15	1.85
Total from investment operations	.59	2.16	1.38	(.26)	1.34	2.06
Distributions from net investment income	-	(.19)	(.21)	(.20)	(.18)	(.20)
Distributions from net realized gain	(.14)	(.16)	(.09)	(.03)	(.13)	(.14)
Total distributions	(.14)	(.35)	(.30)	(.23)	(.31)	(.34)
Net asset value, end of period	$ 12.26	$ 11.81	$ 10.00	$ 8.92	$ 9.41	$ 8.38
Total ReturnB, C, D	5.06%	21.72%	15.50%	(2.78)%	16.12%	31.57%
Ratios to Average Net AssetsF, H
Expenses before reductionsG	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.00%A	1.94%	2.28%	2.16%	2.20%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,527	$ 111,157	$ 67,610	$ 51,478	$ 46,070	$ 34,560
Portfolio turnover rateF	9%A	27%	14%	14%	26%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Investor Freedom Income PortfolioSM, VIP Investor Freedom 2005 PortfolioSM, VIP Investor Freedom 2010 PortfolioSM, VIP Investor Freedom 2015 PortfolioSM, VIP Investor Freedom 2020 PortfolioSM, VIP Investor Freedom 2025 PortfolioSM and VIP Investor Freedom 2030 PortfolioSM (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP Investor Freedom Income	$ 59,761,338	$ 4,020,363	$ (276,551)	$ 3,743,812
VIP Investor Freedom 2005	20,382,807	1,589,821	(185,446)	1,404,375
VIP Investor Freedom 2010	57,588,508	5,187,154	(946,690)	4,240,464
VIP Investor Freedom 2015	91,160,900	11,145,964	(1,049,948)	10,096,016
VIP Investor Freedom 2020	164,784,934	20,935,225	(2,062,421)	18,872,804
VIP Investor Freedom 2025	114,156,250	21,098,883	(953,752)	20,145,131
VIP Investor Freedom 2030	110,515,406	19,142,446	(1,130,383)	18,012,063

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Investor Freedom Income	8,449,204	7,082,376
VIP Investor Freedom 2005	3,146,739	1,036,012
VIP Investor Freedom 2010	5,826,293	8,891,285
VIP Investor Freedom 2015	7,879,437	7,967,749
VIP Investor Freedom 2020	19,936,717	4,969,788
VIP Investor Freedom 2025	20,438,578	6,608,769
VIP Investor Freedom 2030	16,801,067	5,347,464

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Other. During the period the following Funds were reimbursed by the investment adviser for certain losses:

Amount
VIP Investor Freedom Income	$ 743
VIP Investor Freedom 2015	1,306
VIP Investor Freedom 2020	7,293
VIP Investor Freedom 2025	4,200
VIP Investor Freedom 2030	955

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

Semiannual Report

5. Expense Reductions - continued

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
VIP Investor Freedom Income	0%	$ 116
VIP Investor Freedom 2005	0%	38
VIP Investor Freedom 2010	0%	116
VIP Investor Freedom 2015	0%	187
VIP Investor Freedom 2020	0%	319
VIP Investor Freedom 2025	0%	229
VIP Investor Freedom 2030	0%	222

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Administrator

Fidelity Management & Research Company
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIFF-SANN-0814
1.833440.108

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.69%
Actual		$ 1,000.00	$ 1,058.00	$ 3.52
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class	.79%
Actual		$ 1,000.00	$ 1,057.20	$ 4.03
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2.94%
Actual		$ 1,000.00	$ 1,056.60	$ 4.79
Hypothetical A		$ 1,000.00	$ 1,020.13	$ 4.71
Investor Class	.72%
Actual		$ 1,000.00	$ 1,057.30	$ 3.67
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Holdings as of June 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.9	16.7
Buoni Poliennali del Tesoro	3.1	2.2
Japan Government	2.3	2.4
Canadian Government	2.3	2.4
United Kingdom, Great Britain and Northern Ireland	2.1	2.2
	27.7
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	9.6	9.5
Consumer Discretionary	8.9	7.6
Energy	6.7	6.5
Telecommunication Services	6.1	5.4
Industrials	4.1	4.8
Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
U.S. Government and U.S. Government Agency Obligations† 24.7%	U.S. Government and U.S. Government Agency Obligations† 25.2%
AAA,AA,A 9.8%	AAA,AA,A 11.6%
BBB 11.6%	BBB 11.0%
BB 18.1%	BB 18.1%
B 17.1%	B 19.8%
CCC,CC,C 7.9%	CCC,CC,C 7.3%
D 0.0%	D 0.1%
Not Rated 5.8%	Not Rated 1.7%
Other Investments 0.9%	Other Investments 1.0%
Short-Term Investments and Net Other Assets 4.1%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2014*	As of December 31, 2013**
Preferred Securities 2.0%	Preferred Securities 0.8%
Corporate Bonds 41.7%	Corporate Bonds 43.6%
U.S. Government and U.S. Government Agency Obligations† 24.7%	U.S. Government and U.S. Government Agency Obligations† 25.2%
Foreign Government & Government Agency Obligations 23.2%	Foreign Government & Government Agency Obligations 22.4%
Bank Loan Obligations 3.2%	Bank Loan Obligations 2.5%
Stocks 0.9%	Stocks 1.0%
Other Investments 0.2%	Other Investments 0.3%
Short-Term Investments and Net Other Assets (Liabilities) 4.1%	Short-Term Investments and Net Other Assets (Liabilities) 4.2%

* Foreign investments	38.5%	** Foreign investments	35.7%
* Futures and Swaps	1.1%	** Futures and Swaps	1.1%
† Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.7%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.8%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	700,000	$ 1,210,784
4.7201% 7/31/18 (Reg. S)	GBP	300,000	541,196
Affinia Group, Inc. 7.75% 5/1/21		$ 110,000	115,775
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(k)		240,000	241,800
Chassix, Inc. 9.25% 8/1/18 (f)		850,000	924,375
Dana Holding Corp.:
5.375% 9/15/21		380,000	397,100
6% 9/15/23		380,000	402,800
6.5% 2/15/19		345,000	363,544
6.75% 2/15/21		1,105,000	1,192,019
Delphi Corp. 5% 2/15/23		953,000	1,024,475
Exide Technologies 8.625% 2/1/18 (c)		1,190,000	714,000
International Automotive Components Group SA 9.125% 6/1/18 (f)		495,000	525,938
Lear Corp. 4.75% 1/15/23		665,000	661,675
Pittsburgh Glass Works LLC 8% 11/15/18 (f)		230,000	250,125
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		500,000	513,200
Stoneridge, Inc. 9.5% 10/15/17 (f)		200,000	213,000
Tenneco, Inc. 6.875% 12/15/20		545,000	593,369
			9,885,175
Automobiles - 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		900,000	977,625
8.25% 6/15/21		900,000	1,017,000
General Motors Corp.:
6.75% 5/1/28 (c)		692,000	0
7.125% 7/15/49 (c)		140,000	0
7.2% 1/15/11 (c)		350,000	0
7.4% 9/1/25 (c)		45,000	0
7.7% 4/15/16 (c)		531,000	0
8.25% 7/15/23 (c)		415,000	0
8.375% 7/15/33 (c)		605,000	0
			1,994,625
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		160,000	165,600
LKQ Corp. 4.75% 5/15/23		115,000	113,390
			278,990
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (f)		2,490,000	2,564,700

		Principal Amount (d)	Value
Hotels, Restaurants & Leisure - 1.7%
24 Hour Holdings III LLC 8% 6/1/22 (f)		$ 220,000	$ 218,900
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	2,150,000	919,552
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		3,140,000	3,187,100
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	155,623
FelCor Lodging LP 5.625% 3/1/23		440,000	453,200
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		210,000	216,825
4.875% 11/1/20 (f)		545,000	561,350
5.375% 11/1/23 (f)		430,000	446,125
Graton Economic Development Authority 9.625% 9/1/19 (f)		1,080,000	1,228,500
MCE Finance Ltd. 5% 2/15/21 (f)		1,175,000	1,186,750
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(k)		125,000	125,938
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		317,080	356,319
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		100,000	103,750
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		1,970,000	2,058,650
11% 10/1/21 (f)		2,061,000	2,215,575
Playa Resorts Holding BV 8% 8/15/20 (f)		1,640,000	1,767,100
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		460,000	458,850
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		785,000	804,625
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		32,746	3,720
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (f)		790,000	764,325
5.375% 3/15/22		1,440,000	1,499,400
7.75% 8/15/20		1,170,000	1,275,300
Wynn Macau Ltd. 5.25% 10/15/21 (f)		520,000	534,300
			20,541,777
Household Durables - 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)		335,000	348,400
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		740,000	782,550
D.R. Horton, Inc.:
4.375% 9/15/22		565,000	560,056
4.75% 2/15/23		225,000	224,438
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
D.R. Horton, Inc.: - continued
5.75% 8/15/23		$ 200,000	$ 215,000
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		485,000	524,382
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,555,000	2,695,525
6.875% 2/15/21		565,000	609,706
7.125% 4/15/19		1,185,000	1,238,325
8.25% 2/15/21		625,000	679,688
8.5% 5/15/18 (e)		45,000	47,081
9% 4/15/19		505,000	534,669
9.875% 8/15/19		405,000	448,538
Springs Industries, Inc. 6.25% 6/1/21		160,000	163,200
Standard Pacific Corp.:
8.375% 5/15/18		220,000	259,600
8.375% 1/15/21		420,000	497,700
Tempur Sealy International, Inc. 6.875% 12/15/20		210,000	229,950
Toll Brothers Finance Corp.:
4.375% 4/15/23		675,000	663,188
5.875% 2/15/22		565,000	614,438
William Lyon Homes, Inc. 8.5% 11/15/20		250,000	279,688
			11,616,122
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		420,000	439,950
Media - 3.6%
Altice S.A. 7.75% 5/15/22 (f)		3,075,000	3,282,563
AMC Networks, Inc. 4.75% 12/15/22		320,000	320,000
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		115,000	118,163
5.625% 2/15/24 (f)		125,000	129,063
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		690,000	696,038
5.25% 3/15/21		520,000	533,000
5.25% 9/30/22		740,000	751,100
5.75% 9/1/23		415,000	430,044
6.5% 4/30/21		935,000	995,775
6.625% 1/31/22		820,000	881,500
7.375% 6/1/20		555,000	604,950
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		660,000	701,250

		Principal Amount (d)	Value
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		$ 1,490,000	$ 1,484,413
Cinemark U.S.A., Inc.:
4.875% 6/1/23		525,000	523,688
5.125% 12/15/22		155,000	158,681
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (k)		1,673,966	1,710,328
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		825,000	880,688
6.5% 11/15/22		2,235,000	2,408,213
Columbus International, Inc. 7.375% 3/30/21 (f)		430,000	463,325
DISH DBS Corp.:
5% 3/15/23		3,151,000	3,210,081
5.125% 5/1/20		50,000	52,563
5.875% 7/15/22		3,030,000	3,287,550
6.75% 6/1/21		890,000	1,014,600
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (f)		245,000	263,988
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,430,975
8.5% 7/15/29		230,000	255,300
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		1,560,000	1,790,100
MDC Partners, Inc. 6.75% 4/1/20 (f)		595,000	627,725
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)(h)		295,000	297,213
Numericable Group SA:
4.875% 5/15/19 (f)		820,000	841,525
6% 5/15/22 (f)		3,445,000	3,582,800
6.25% 5/15/24 (f)		2,810,000	2,932,938
Quebecor Media, Inc. 5.75% 1/15/23		790,000	811,725
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		165,000	176,550
Regal Entertainment Group:
5.75% 6/15/23		1,015,000	1,042,913
5.75% 2/1/25		150,000	151,875
Sinclair Television Group, Inc. 5.375% 4/1/21		520,000	523,250
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		650,000	641,063
4.625% 5/15/23 (f)		260,000	248,950
5.25% 8/15/22 (f)		750,000	808,125
Starz LLC/Starz Finance Corp. 5% 9/15/19		440,000	458,150
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		800,000	852,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		575,000	595,125
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Wave Holdco LLC / Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(k)		$ 120,000	$ 123,150
WMG Acquisition Corp.:
5.625% 4/15/22 (f)		115,000	115,863
6.75% 4/15/22 (f)		465,000	465,581
			43,674,460
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8.375% 11/15/20		125,000	138,750
CST Brands, Inc. 5% 5/1/23		140,000	140,000
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (f)(k)		265,000	282,225
L Brands, Inc. 5.625% 10/15/23		520,000	564,850
Limited Brands, Inc. 5.625% 2/15/22		685,000	741,513
Sally Holdings LLC 6.875% 11/15/19		325,000	351,813
Sonic Automotive, Inc. 5% 5/15/23		85,000	83,513
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		200,000	203,500
The Men's Wearhouse, Inc. 7% 7/1/22 (f)		200,000	207,000
			2,713,164
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20		405,000	437,906
Levi Strauss & Co.:
6.875% 5/1/22		375,000	413,438
7.625% 5/15/20		775,000	834,094
Polymer Group, Inc.:
6.875% 6/1/19 (f)		215,000	218,494
7.75% 2/1/19		135,000	143,438
PVH Corp. 4.5% 12/15/22		1,137,000	1,119,945
			3,167,315
TOTAL CONSUMER DISCRETIONARY			96,876,278
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 0.5%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(k)		465,000	471,975
9.25% 2/15/19 (f)		830,000	894,325
ESAL GmbH 6.25% 2/5/23 (f)		1,075,000	1,058,875
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (f)		155,000	154,613
Rite Aid Corp.:
6.75% 6/15/21		1,740,000	1,883,550
9.25% 3/15/20		360,000	410,400

		Principal Amount (d)	Value
Roundy's Supermarket, Inc. 10.25% 12/15/20 (f)		$ 130,000	$ 137,313
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		152,000	166,440
Tops Markets LLC 8.875% 12/15/17		295,000	320,813
			5,498,304
Food Products - 0.5%
B&G Foods, Inc. 4.625% 6/1/21		565,000	566,413
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		650,000	695,500
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		930,000	941,625
H.J. Heinz Co. 4.25% 10/15/20		1,040,000	1,046,500
JBS Investments GmbH 7.25% 4/3/24 (f)		765,000	795,600
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (f)		350,000	375,375
8.25% 2/1/20 (f)		330,000	358,050
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		200,000	193,480
Post Holdings, Inc.:
6% 12/15/22 (f)		290,000	295,800
7.375% 2/15/22		815,000	881,219
7.375% 2/15/22 (f)		155,000	167,594
TreeHouse Foods, Inc. 4.875% 3/15/22		200,000	205,500
			6,522,656
Household Products - 0.1%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		850,000	913,750
6.625% 11/15/22		175,000	189,438
			1,103,188
Personal Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21		135,000	142,763
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		135,000	127,575
NBTY, Inc. 9% 10/1/18		425,000	449,438
Prestige Brands, Inc.:
5.375% 12/15/21 (f)		725,000	739,500
8.125% 2/1/20		75,000	83,625
Revlon Consumer Products Corp. 5.75% 2/15/21		1,979,000	2,033,423
			3,576,324
TOTAL CONSUMER STAPLES			16,700,472
ENERGY - 6.4%
Energy Equipment & Services - 0.5%
Atwood Oceanics, Inc. 6.5% 2/1/20		110,000	117,288
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Energy Equipment & Services - continued
Basic Energy Services, Inc. 7.75% 10/15/22		$ 375,000	$ 419,063
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (f)		385,000	390,775
Forbes Energy Services Ltd. 9% 6/15/19		350,000	363,125
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		280,000	296,800
McDermott International, Inc. 8% 5/1/21 (f)		535,000	549,713
Offshore Group Investment Ltd.:
7.125% 4/1/23		1,445,000	1,466,675
7.5% 11/1/19		258,000	272,835
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		1,010,000	1,068,075
Precision Drilling Corp.:
5.25% 11/15/24 (f)		540,000	544,130
6.5% 12/15/21		90,000	97,875
Summit Midstream Holdings LLC 7.5% 7/1/21		220,000	239,800
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		140,000	148,050
			5,974,204
Oil, Gas & Consumable Fuels - 5.9%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		735,000	774,506
4.875% 3/15/24		315,000	332,719
Afren PLC:
6.625% 12/9/20 (f)		270,000	278,775
10.25% 4/8/19 (Reg. S)		400,000	453,500
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21		340,000	333,200
6.625% 10/1/20		500,000	531,250
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625% 8/1/20		485,000	558,963
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		2,295,000	2,418,356
Chaparral Energy, Inc. 9.875% 10/1/20		155,000	174,763
Concho Resources, Inc.:
5.5% 4/1/23		1,370,000	1,472,750
6.5% 1/15/22		575,000	633,938
Continental Resources, Inc. 5% 9/15/22		2,440,000	2,653,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		695,000	729,750
6.125% 3/1/22 (f)		390,000	410,475

		Principal Amount (d)	Value
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		$ 755,000	$ 796,525
Denbury Resources, Inc. 5.5% 5/1/22		670,000	685,075
DTEK Finance BV 9.5% 4/28/15 (Reg. S)		630,000	593,775
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		480,000	518,400
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		320,000	341,600
Energy Partners Ltd. 8.25% 2/15/18		1,090,000	1,166,300
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19		560,000	595,700
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		250,000	260,000
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		400,000	422,320
Global Partners LP / GLP Finance Corp. 6.25% 7/15/22 (f)		130,000	130,000
Goodrich Petroleum Corp. 8.875% 3/15/19		305,000	324,825
Halcon Resources Corp.:
8.875% 5/15/21		430,000	462,250
9.75% 7/15/20		265,000	289,181
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		395,000	430,550
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		485,000	522,588
IPIC GMTN Ltd. 3.625% 5/30/23	EUR	450,000	675,216
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		320,000	356,320
7% 5/5/20 (f)		360,000	409,500
9.125% 7/2/18 (f)		240,000	289,164
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		285,000	279,443
5.75% 4/30/43 (f)		485,000	465,600
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (f)		435,000	451,313
5.625% 11/15/23 (f)		525,000	539,438
Kodiak Oil & Gas Corp. 5.5% 1/15/21		215,000	224,138
Laredo Petroleum Holdings, Inc. 7.375% 5/1/22 (Reg. S)		600,000	670,500
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		235,000	250,275
6.25% 6/15/22		608,000	664,240
Naftogaz of Ukraine NJSC 9.5% 9/30/14		465,000	455,700
Newfield Exploration Co. 5.625% 7/1/24		525,000	576,188
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		$ 235,000	$ 254,681
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		540,000	564,300
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (f)		275,000	286,688
7.25% 12/12/21 (f)		805,000	893,550
Pan American Energy LLC 7.875% 5/7/21 (f)		470,000	491,150
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		930,000	1,013,700
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,260,000	1,483,650
6.625% 6/15/38		50,000	58,500
8.625% 12/1/23 (e)		250,000	318,500
Petrobras Global Finance BV 2.3665% 1/15/19 (k)		725,000	721,375
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		645,000	672,238
6.875% 1/20/40		795,000	832,763
8.375% 12/10/18		495,000	587,830
Petroleos de Venezuela SA:
4.9% 10/28/14		1,325,000	1,322,218
6% 11/15/26 (f)		705,000	454,725
8.5% 11/2/17 (f)		5,510,000	5,153,503
9% 11/17/21 (Reg. S)		380,000	322,962
9.75% 5/17/35 (f)		1,825,000	1,494,675
12.75% 2/17/22 (f)		1,085,000	1,097,206
Petroleos Mexicanos:
3.5% 1/30/23		495,000	483,368
4.875% 1/24/22		410,000	443,538
4.875% 1/18/24		420,000	450,450
4.875% 1/18/24 (f)		25,000	26,813
5.5% 1/21/21		645,000	724,013
5.5% 6/27/44		755,000	785,955
6% 3/5/20		345,000	394,680
6.375% 1/23/45 (f)		945,000	1,097,381
6.5% 6/2/41		1,190,000	1,383,375
6.625% (f)(g)		2,090,000	2,168,375
8% 5/3/19		230,000	284,970
Pioneer Natural Resources Co. 7.5% 1/15/20		640,000	789,576
PT Adaro Indonesia 7.625% 10/22/19 (f)		905,000	950,250
PT Pertamina Persero:
4.3% 5/20/23 (f)		600,000	567,390
4.875% 5/3/22 (f)		675,000	669,938
5.25% 5/23/21 (f)		295,000	303,850
5.625% 5/20/43 (f)		400,000	359,000
5.625% 5/20/43 (Reg. S)		200,000	179,500

		Principal Amount (d)	Value
6% 5/3/42 (f)		$ 475,000	$ 444,125
6.5% 5/27/41 (f)		715,000	713,213
QEP Resources, Inc. 5.25% 5/1/23		610,000	623,725
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		415,000	453,388
Range Resources Corp.:
5% 8/15/22		635,000	673,100
5% 3/15/23		960,000	1,022,400
5.75% 6/1/21		210,000	226,800
Rice Energy, Inc. 6.25% 5/1/22 (f)		325,000	333,125
Rosetta Resources, Inc.:
5.625% 5/1/21		485,000	498,944
5.875% 6/1/22		545,000	569,525
Sabine Pass Liquefaction LLC:
5.625% 2/1/21		525,000	555,188
5.625% 4/15/23		785,000	818,363
5.75% 5/15/24 (f)		785,000	818,363
SemGroup Corp. 7.5% 6/15/21		440,000	481,800
Southern Star Central Corp. 5.125% 7/15/22 (f)		320,000	322,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23		135,000	141,075
6.375% 8/1/22		199,000	216,413
6.875% 2/1/21		240,000	259,800
Teekay Corp. 8.5% 1/15/20		295,000	340,725
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	69,072
Tesoro Corp.:
4.25% 10/1/17		305,000	318,725
5.375% 10/1/22		345,000	360,525
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		105,000	110,513
6.125% 10/15/21		300,000	320,250
W&T Offshore, Inc. 8.5% 6/15/19		505,000	545,400
Western Refining, Inc. 6.25% 4/1/21		665,000	694,925
Whiting Petroleum Corp.:
5% 3/15/19		385,000	405,213
5.75% 3/15/21		385,000	421,575
WPX Energy, Inc. 6% 1/15/22		690,000	736,575
YPF SA:
8.75% 4/4/24 (f)		540,000	564,246
8.875% 12/19/18 (f)		880,000	928,400
Zhaikmunai International BV 7.125% 11/13/19 (f)		565,000	614,438
			71,291,534
TOTAL ENERGY			77,265,738
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - 6.6%
Banks - 1.1%
Banco Daycoval SA 5.75% 3/19/19 (f)		$ 260,000	$ 271,180
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		145,000	152,250
BBVA Paraguay SA 9.75% 2/11/16 (f)		450,000	483,750
CIT Group, Inc.:
5% 8/15/22		845,000	874,575
5.375% 5/15/20		1,055,000	1,132,476
5.5% 2/15/19 (f)		2,355,000	2,552,231
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		125,000	118,613
Development Bank of Philippines 8.375% (g)(k)		720,000	769,886
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	16,500,000	269,698
FBN Finance Co. BV 8.25% 8/7/20 (f)(k)		280,000	290,500
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		600,000	615,540
6.25% 4/30/19 (f)		675,000	697,005
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		690,000	738,300
7.75% 7/5/17 (Reg. S)		200,000	214,000
HSBK BV 7.25% 5/3/17 (f)		435,000	469,278
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		400,000	427,000
RSHB Capital SA 6% 6/3/21 (f)(k)		200,000	201,000
SB Capital SA 5.5% 2/26/24 (f)(k)		465,000	452,213
Vnesheconombank Via VEB Finance PLC 6.902% 7/9/20 (f)		325,000	353,454
Volkswagen Bank GmbH 1.5% 2/13/19 (Reg. S)	EUR	300,000	419,245
Yapi ve Kredi Bankasi A/S:
5.25% 12/3/18 (f)		200,000	204,760
6.75% 2/8/17 (f)		780,000	834,600
Zenith Bank PLC 6.25% 4/22/19 (f)		470,000	468,261
			13,009,815
Capital Markets - 0.1%
Morgan Stanley, Inc. 2.375% 3/31/21 (Reg. S)	EUR	700,000	990,074
Consumer Finance - 2.6%
Ally Financial, Inc.:
7.5% 9/15/20		4,620,000	5,567,100
8% 3/15/20		8,440,000	10,254,600
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		400,000	432,000
General Motors Acceptance Corp. 8% 11/1/31		2,545,000	3,254,419
GMAC LLC 8% 11/1/31		5,653,000	7,221,708

		Principal Amount (d)	Value
SLM Corp.:
5.5% 1/25/23		$ 2,410,000	$ 2,388,913
7.25% 1/25/22		1,340,000	1,482,375
8% 3/25/20		725,000	838,281
			31,439,396
Diversified Financial Services - 1.7%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.5% 5/15/21 (f)		995,000	1,012,413
Aquarius Investments Luxemburg 8.25% 2/18/16		600,000	619,501
Barry Callebaut Services NV 5.5% 6/15/23 (f)		635,000	669,735
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,370,000	1,280,950
City of Buenos Aires 9.95% 3/1/17 (f)		725,000	734,788
Comcel Trust 6.875% 2/6/24 (f)		275,000	297,000
GTB Finance BV:
6% 11/8/18 (f)		680,000	676,600
7.5% 5/19/16 (f)		400,000	419,520
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		360,000	393,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17		560,000	566,300
4.875% 3/15/19		855,000	880,650
5.875% 2/1/22		3,505,000	3,671,488
6% 8/1/20		2,980,000	3,192,325
Imperial Tobacco Finance:
2.25% 2/26/21 (Reg. S)	EUR	300,000	423,134
3.375% 2/26/26 (Reg. S)	EUR	550,000	804,854
4.875% 6/7/32 (Reg. S)	GBP	200,000	349,721
Landry's Acquisition Co. 9.375% 5/1/20 (f)		95,000	104,500
Magnesita Finance Ltd. 8.625% (f)(g)		400,000	396,000
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		400,000	404,000
Opal Acquisition, Inc. 8.875% 12/15/21 (f)		530,000	557,825
Pacnet Ltd. 9% 12/12/18 (f)		200,000	216,500
Perusahaan Penerbit SBSN 6.125% 3/15/19 (f)		400,000	444,500
TMK Capital SA 7.75% 1/27/18		1,250,000	1,296,875
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (k)		155,000	163,215
Unite (USAF) II PLC 3.374% 6/30/28	GBP	450,000	742,575
			20,318,269
Insurance - 0.0%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		710,000	760,588
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.5%
Corrections Corp. of America 4.625% 5/1/23		$ 220,000	$ 216,700
Crown Castle International Corp. 5.25% 1/15/23		855,000	891,338
CTR Partnership LP / CareTrust Capital Corp. 5.875% 6/1/21 (f)		85,000	85,638
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		475,000	509,438
6.875% 5/1/21		725,000	790,250
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		1,385,000	1,468,377
6.75% 10/15/22		725,000	783,508
7.5% 2/15/20		385,000	413,875
Prologis LP 3% 6/2/26	EUR	500,000	691,961
The Geo Group, Inc. 5.125% 4/1/23		200,000	200,000
			6,051,085
Real Estate Management & Development - 0.6%
CBRE Group, Inc.:
5% 3/15/23		785,000	792,850
6.625% 10/15/20		480,000	509,400
Howard Hughes Corp. 6.875% 10/1/21 (f)		1,210,000	1,294,700
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	91,095
KWG Property Holding Ltd. 12.5% 8/18/17 (f)		330,000	353,100
Realogy Corp.:
7.625% 1/15/20 (f)		630,000	694,575
7.875% 2/15/19 (f)		532,000	569,240
9% 1/15/20 (f)		1,085,000	1,234,188
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)		785,000	796,775
7.75% 4/15/20 (f)		277,000	302,623
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		320,000	320,800
5.875% 6/15/24 (f)		780,000	802,425
			7,761,771
TOTAL FINANCIALS			80,330,998
HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		230,000	247,250
Health Care Providers & Services - 1.8%
Community Health Systems, Inc.:
5.125% 8/15/18		495,000	519,131
5.125% 8/1/21 (f)		355,000	363,875

		Principal Amount (d)	Value
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (f)		$ 1,510,000	$ 1,645,900
Gentiva Health Services, Inc. 11.5% 9/1/18		475,000	507,063
Hanger, Inc. 7.125% 11/15/18		1,230,000	1,291,500
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	629,213
5.875% 3/15/22		1,915,000	2,075,381
5.875% 5/1/23		2,145,000	2,244,206
6.25% 2/15/21		610,000	654,988
6.5% 2/15/20		2,410,000	2,711,250
7.5% 2/15/22		1,175,000	1,355,656
7.75% 5/15/21		2,577,000	2,825,036
HealthSouth Corp.:
5.75% 11/1/24		310,000	327,825
8.125% 2/15/20		575,000	615,969
InVentiv Health, Inc. 11% 8/15/18 (f)		75,000	71,625
LifePoint Hospitals, Inc. 5.5% 12/1/21 (f)		275,000	288,750
MPH Acquisition Holdings LLC 6.625% 4/1/22 (f)		250,000	261,875
ResCare, Inc. 10.75% 1/15/19		240,000	262,200
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		330,000	338,250
5.5% 2/1/21		265,000	278,250
Tenet Healthcare Corp.:
5% 3/1/19 (f)		280,000	283,850
6.875% 11/15/31		1,210,000	1,170,675
Truven Health Analytics, Inc. 10.625% 6/1/20		435,000	477,413
UHS Escrow Corp. 7% 10/1/18		85,000	89,038
			21,288,919
Pharmaceuticals - 0.6%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		1,095,000	1,216,819
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		155,000	166,238
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		1,215,000	1,245,375
6.75% 8/15/21 (f)		1,250,000	1,331,250
7.5% 7/15/21 (f)		1,020,000	1,129,650
VPI Escrow Corp. 6.375% 10/15/20 (f)		2,520,000	2,677,500
			7,766,832
TOTAL HEALTH CARE			29,303,001
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp.:
10.25% 2/1/15		50,000	36,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Alion Science & Technology Corp.: - continued
12% 11/1/14 pay-in-kind		$ 124,796	$ 123,860
Bombardier, Inc. 6.125% 1/15/23 (f)		505,000	520,150
GenCorp, Inc. 7.125% 3/15/21		140,000	152,950
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		1,510,000	1,596,825
7.125% 3/15/21		150,000	163,875
Triumph Group, Inc. 4.875% 4/1/21		520,000	518,700
			3,112,860
Airlines - 0.4%
Air Canada:
5.375% 11/15/22 (f)		177,894	184,120
7.75% 4/15/21 (f)		470,000	499,375
Allegiant Travel Co. 5.5% 7/15/19		160,000	162,600
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		372,000	392,319
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		45,650	49,530
6.125% 4/29/18 (f)		180,000	192,600
7.25% 11/10/19		312,269	365,354
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		592,050	698,619
8.021% 8/10/22		187,387	219,243
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		265,000	264,006
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		106,240	122,176
8.028% 11/1/17		31,963	36,157
U.S. Airways Group, Inc. 6.125% 6/1/18		790,000	834,438
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		414,700	486,236
Series 2012-2 Class B, 6.75% 12/3/22		187,083	204,154
Series 2013-1 Class B, 5.375% 5/15/23		245,000	253,575
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		399,648	457,597
United Continental Holdings, Inc. 6.375% 6/1/18		105,000	113,400
			5,535,499
Commercial Services & Supplies - 0.8%
ADT Corp. 6.25% 10/15/21		1,560,000	1,653,600

		Principal Amount (d)	Value
APX Group, Inc.:
6.375% 12/1/19		$ 485,000	$ 503,188
8.75% 12/1/20		660,000	669,900
Bakercorp International, Inc. 8.25% 6/1/19		270,000	278,775
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)		395,000	421,663
Cenveo Corp.:
6% 8/1/19 (f)		315,000	315,000
8.5% 9/15/22 (f)		540,000	535,950
Clean Harbors, Inc.:
5.125% 6/1/21		320,000	327,000
5.25% 8/1/20		1,050,000	1,082,813
Covanta Holding Corp.:
5.875% 3/1/24		370,000	382,950
7.25% 12/1/20		430,000	468,700
Garda World Security Corp. 7.25% 11/15/21 (f)		225,000	236,531
Iron Mountain, Inc. 5.75% 8/15/24		385,000	398,244
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		470,000	501,725
R.R. Donnelley & Sons Co.:
6% 4/1/24		230,000	232,300
7% 2/15/22		385,000	424,463
7.875% 3/15/21		520,000	598,000
TMS International Corp. 7.625% 10/15/21 (f)		110,000	117,425
United Rentals North America, Inc. 8.375% 9/15/20		605,000	663,988
			9,812,215
Construction & Engineering - 0.2%
Cementos Progreso Trust 7.125% 11/6/23 (f)		200,000	216,000
MasTec, Inc. 4.875% 3/15/23		555,000	546,675
Odebrecht Finance Ltd. 7.5% (f)(g)		1,275,000	1,314,844
			2,077,519
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (f)		265,000	263,013
6.5% 5/15/19 (f)		485,000	515,919
			778,932
Machinery - 0.2%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		200,000	213,500
Schaeffler Finance BV 4.75% 5/15/21 (f)		520,000	535,600
Terex Corp. 6% 5/15/21		1,255,000	1,352,263
Vander Intermediate Holding II Corp. 9.75% 2/1/19 pay-in-kind (f)(k)		95,000	101,175
			2,202,538
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		$ 595,000	$ 621,775
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (f)		660,000	679,800
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		490,000	509,600
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		350,000	378,875
			2,190,050
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	224,000
Swift Services Holdings, Inc. 10% 11/15/18		455,000	486,850
Western Express, Inc. 12.5% 4/15/15 (f)		325,000	263,250
			974,100
Trading Companies & Distributors - 1.5%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		130,000	143,325
Aircastle Ltd.:
4.625% 12/15/18		395,000	406,850
6.25% 12/1/19		610,000	667,950
7.625% 4/15/20		380,000	443,650
International Lease Finance Corp.:
3.875% 4/15/18		750,000	768,750
4.625% 4/15/21		700,000	722,750
5.875% 4/1/19		3,655,000	4,020,500
5.875% 8/15/22		635,000	693,738
6.25% 5/15/19		2,550,000	2,856,000
7.125% 9/1/18 (f)		945,000	1,096,200
8.25% 12/15/20		2,870,000	3,544,450
8.625% 1/15/22		2,145,000	2,691,975
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		160,000	169,600
			18,225,738
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (f)		734,440	771,162
10.75% 12/1/20 (Reg. S)		51,600	54,180
			825,342
TOTAL INDUSTRIALS			45,734,793
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.4%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (f)		1,580,000	1,682,700

		Principal Amount (d)	Value
8.875% 1/1/20 (f)		$ 295,000	$ 334,088
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		475,000	503,500
Brocade Communications Systems, Inc. 4.625% 1/15/23		350,000	339,500
Lucent Technologies, Inc.:
6.45% 3/15/29		1,629,000	1,612,710
6.5% 1/15/28		290,000	287,100
			4,759,598
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		500,000	513,750
5% 2/15/23		260,000	269,100
Jabil Circuit, Inc. 4.7% 9/15/22		265,000	268,313
			1,051,163
Internet Software & Services - 0.1%
Bankrate, Inc. 6.125% 8/15/18 (f)		385,000	408,581
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		370,000	398,675
j2 Global, Inc. 8% 8/1/20		350,000	378,875
VeriSign, Inc. 4.625% 5/1/23		465,000	459,374
			1,645,505
IT Services - 0.4%
Audatex North America, Inc.:
6% 6/15/21 (f)		1,000,000	1,067,500
6.125% 11/1/23 (f)		150,000	160,125
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		250,000	288,750
Ceridian LLC / Comdata, Inc. 8.125% 11/15/17 (f)		600,000	606,000
First Data Corp.:
11.25% 1/15/21		440,000	513,700
11.75% 8/15/21		1,615,000	1,915,794
			4,551,869
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. 7% 7/1/24 (f)		555,000	566,794
Entegris, Inc. 6% 4/1/22 (f)		155,000	159,650
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)		590,000	591,475
5.75% 2/15/21 (f)		525,000	551,906
5.75% 3/15/23 (f)		1,305,000	1,371,881
			3,241,706
Software - 0.5%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		3,695,000	3,981,363
6.125% 9/15/23 (f)		770,000	847,000
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(k)		230,000	235,175
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. 5.375% 8/15/20 (f)		$ 250,000	$ 258,750
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (f)(k)		395,000	410,800
			5,733,088
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
4.75% 6/1/23 (f)		1,050,000	1,057,875
4.75% 1/1/25 (f)		540,000	535,950
			1,593,825
TOTAL INFORMATION TECHNOLOGY			22,576,754
MATERIALS - 3.3%
Chemicals - 1.2%
Axiall Corp. 4.875% 5/15/23		165,000	164,175
Chemtura Corp. 5.75% 7/15/21		255,000	264,563
Eagle Spinco, Inc. 4.625% 2/15/21		280,000	277,900
Hexion U.S. Finance Corp. 6.625% 4/15/20		1,230,000	1,303,800
LSB Industries, Inc. 7.75% 8/1/19		185,000	197,950
Momentive Performance Materials, Inc. 10% 10/15/20		1,865,000	1,986,225
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		3,580,000	3,821,650
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		210,000	219,713
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(k)		640,000	667,520
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20		355,000	386,950
PolyOne Corp.:
5.25% 3/15/23		320,000	328,800
7.375% 9/15/20		155,000	168,369
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (f)		300,000	315,000
8.25% 1/15/21 (f)		215,000	225,750
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		225,000	227,250
Rockwood Specialties Group, Inc. 4.625% 10/15/20		920,000	954,500
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)		205,000	218,838
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		125,000	139,688
TPC Group, Inc. 8.75% 12/15/20 (f)		765,000	847,238

		Principal Amount (d)	Value
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		$ 1,045,000	$ 1,125,988
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		255,000	277,950
			14,119,817
Construction Materials - 0.0%
Prince Mineral Holding Corp. 11.75% 12/15/19 (f)		175,000	197,313
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		320,000	338,400
			535,713
Containers & Packaging - 0.9%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(k)		1,420,000	1,457,497
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)(h)		210,000	210,126
6.25% 1/31/19 (f)		285,000	292,125
6.75% 1/31/21 (f)		330,000	340,725
7% 11/15/20 (f)		55,588	57,534
Ball Corp. 5.75% 5/15/21		3,000,000	3,191,250
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (f)		625,000	640,625
6% 6/15/17 (f)		315,000	322,875
BWAY Holding Co. 10% 6/15/18		205,000	216,019
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		210,000	211,050
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,341,588
7.5% 12/15/96		160,000	152,000
Graphic Packaging International, Inc. 4.75% 4/15/21		165,000	168,300
Sappi Papier Holding GmbH 7.75% 7/15/17 (f)		240,000	267,000
Sealed Air Corp. 5.25% 4/1/23 (f)		270,000	274,050
Silgan Holdings, Inc. 5% 4/1/20		960,000	984,000
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		276,000	308,430
			10,435,194
Metals & Mining - 1.1%
Aleris International, Inc.:
6% 6/1/20 (f)		1,759	3,503
9% 12/15/14 pay-in-kind (c)(k)		150,000	0
Alrosa Finance SA 7.75% 11/3/20 (f)		950,000	1,050,985
Edgen Murray Corp. 8.75% 11/1/20 (f)		397,000	453,573
EVRAZ Group SA:
6.5% 4/22/20 (f)		280,000	261,100
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
EVRAZ Group SA: - continued
8.25% 11/10/15 (f)		$ 940,000	$ 981,642
9.5% 4/24/18 (Reg. S)		675,000	726,469
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		600,000	577,500
First Quantum Minerals Ltd.:
6.75% 2/15/20 (f)		377,000	388,310
7% 2/15/21 (f)		602,000	619,308
7.25% 5/15/22 (f)		540,000	562,950
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		700,000	644,000
Metinvest BV 10.25% 5/20/15 (f)		1,285,000	1,236,813
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (e)(f)		190,000	81,700
Mirabela Nickel Ltd. 8.75% 4/15/18 (c)(f)		100,000	23,000
New Gold, Inc. 7% 4/15/20 (f)		150,000	160,313
Nord Gold NV 6.375% 5/7/18 (f)		1,090,000	1,077,738
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		870,000	861,300
5.625% 4/29/20 (Reg. S)		200,000	198,000
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		725,000	775,750
11.25% 10/15/18		1,100,000	1,226,500
Southern Copper Corp.:
6.75% 4/16/40		295,000	320,755
7.5% 7/27/35		450,000	523,856
Steel Dynamics, Inc. 5.25% 4/15/23		250,000	258,750
Walter Energy, Inc. 9.5% 10/15/19 (f)		705,000	715,575
			13,729,390
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		145,000	155,875
NewPage Corp.:
0% 5/1/49 (c)(k)		90,000	0
11.375% 12/31/14 (c)		318,200	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		565,000	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		705,000	742,013
			897,888
TOTAL MATERIALS			39,718,002
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 2.0%
Altice Financing SA:
6.5% 1/15/22 (f)		1,435,000	1,528,275

		Principal Amount (d)	Value
7.875% 12/15/19 (f)		$ 440,000	$ 481,580
Altice Finco SA:
8.125% 1/15/24 (f)		1,820,000	2,006,550
9.875% 12/15/20 (f)		655,000	754,888
Citizens Communications Co.:
7.875% 1/15/27		280,000	289,450
9% 8/15/31		220,000	237,050
Consolidated Communications, Inc. 10.875% 6/1/20		245,000	286,038
Eileme 2 AB 11.625% 1/31/20 (f)		935,000	1,117,325
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		520,000	560,300
Frontier Communications Corp. 8.5% 4/15/20		1,010,000	1,191,800
Indosat Palapa Co. BV:
7.375% 7/29/20 (f)		300,000	325,140
7.375% 7/29/20		100,000	108,380
Koninklijke KPN NV 3.25% 2/1/21	EUR	1,050,000	1,556,199
Level 3 Communications, Inc. 8.875% 6/1/19		165,000	180,469
Level 3 Financing, Inc.:
8.125% 7/1/19		380,000	414,675
8.625% 7/15/20		875,000	980,000
Lynx I Corp. 5.375% 4/15/21 (f)		335,000	351,750
Lynx II Corp. 6.375% 4/15/23 (f)		200,000	217,000
SBA Telecommunications, Inc. 5.75% 7/15/20		585,000	620,100
Sprint Capital Corp.:
6.875% 11/15/28		2,312,000	2,335,120
8.75% 3/15/32		1,161,000	1,340,955
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (f)		200,000	215,250
6.75% 12/13/22 (Reg. S)		200,000	215,000
TW Telecom Holdings, Inc.:
5.375% 10/1/22		1,442,000	1,577,188
5.375% 10/1/22		590,000	645,313
6.375% 9/1/23		691,000	786,013
U.S. West Communications:
6.875% 9/15/33		200,000	201,197
7.25% 9/15/25		35,000	41,163
7.25% 10/15/35		70,000	72,481
Virgin Media Finance PLC 4.875% 2/15/22		565,000	532,513
Wind Acquisition Finance SA:
4.75% 7/15/20 (f)(h)		1,350,000	1,360,193
7.375% 4/23/21 (f)		1,295,000	1,382,413
			23,911,768
Wireless Telecommunication Services - 4.0%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	7,000,000	535,044
Digicel Group Ltd.:
6% 4/15/21 (f)		3,100,000	3,200,750
7% 2/15/20 (f)		1,200,000	1,266,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.: - continued
7.125% 4/1/22 (f)		$ 5,675,000	$ 5,916,188
8.25% 9/1/17 (f)		1,150,000	1,183,120
8.25% 9/30/20 (f)		6,225,000	6,785,250
Intelsat Jackson Holdings SA:
5.5% 8/1/23		2,115,000	2,104,425
6.625% 12/15/22 (Reg. S)		2,855,000	2,987,187
7.25% 4/1/19		1,000,000	1,063,750
7.25% 10/15/20		1,545,000	1,664,738
7.5% 4/1/21		2,485,000	2,721,075
8.5% 11/1/19		325,000	345,313
MetroPCS Wireless, Inc. 7.875% 9/1/18		385,000	404,366
Millicom International Cellular SA 4.75% 5/22/20 (f)		275,000	275,000
MTS International Funding Ltd. 8.625% 6/22/20 (f)		1,210,000	1,431,309
NII International Telecom S.C.A.:
7.875% 8/15/19 (f)		515,000	445,475
11.375% 8/15/19 (f)		300,000	265,500
Sprint Corp. 7.125% 6/15/24 (f)		1,275,000	1,351,500
T-Mobile U.S.A., Inc.:
6.125% 1/15/22		1,875,000	1,987,313
6.25% 4/1/21		1,750,000	1,859,375
6.5% 1/15/24		2,828,000	3,017,476
6.542% 4/28/20		780,000	842,400
6.625% 4/1/23		2,126,000	2,306,710
6.633% 4/28/21		860,000	930,950
6.731% 4/28/22		425,000	458,469
6.836% 4/28/23		525,000	571,594
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		445,000	467,829
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,670,000	1,824,475
			48,212,581
TOTAL TELECOMMUNICATION SERVICES			72,124,349
UTILITIES - 1.9%
Electric Utilities - 0.1%
Comision Federal de Electricid 5.75% 2/14/42 (f)		200,000	212,500
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		450,000	346,500
Majapahit Holding BV 7.75% 1/20/20 (f)		265,000	310,050
Mirant Americas Generation LLC 9.125% 5/1/31		410,000	421,275
			1,290,325

		Principal Amount (d)	Value
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		$ 455,000	$ 490,263
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	221,499
8% 3/1/32		335,000	457,753
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		210,000	222,558
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		236,000	256,650
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		1,225,895	1,250,412
			2,899,135
Independent Power Producers & Energy Traders - 1.6%
Calpine Corp.:
7.5% 2/15/21 (f)		496,000	538,160
7.875% 7/31/20 (f)		1,315,000	1,426,775
7.875% 1/15/23 (f)		1,292,000	1,440,580
Energy Future Holdings Corp.:
10.875% 11/1/17		1,125,000	1,372,500
11.25% 11/1/17 pay-in-kind (c)(k)		896,100	1,093,242
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21		2,486,000	2,883,760
12.25% 3/1/22 (f)		3,120,000	3,837,600
Listrindo Capital BV 6.95% 2/21/19 (f)		200,000	215,500
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		280,000	359,800
The AES Corp.:
4.875% 5/15/23		590,000	584,100
5.5% 3/15/24		315,000	322,088
TXU Corp.:
5.55% 11/15/14		186,000	140,430
6.5% 11/15/24		3,225,000	2,434,875
6.55% 11/15/34		2,775,000	2,095,125
			18,744,535
Multi-Utilities - 0.0%
Puget Energy, Inc. 5.625% 7/15/22		375,000	435,335
TOTAL UTILITIES			23,369,330
TOTAL NONCONVERTIBLE BONDS (Cost $473,118,655)			503,999,715
U.S. Government and Government Agency Obligations - 18.9%
		Principal Amount (d)	Value
U.S. Government Agency Obligations - 0.4%
Federal Home Loan Bank 1% 6/21/17		$ 880,000	$ 882,735
Tennessee Valley Authority:
1.75% 10/15/18		1,672,000	1,685,252
3.5% 12/15/42		510,000	468,089
5.25% 9/15/39		126,000	152,647
5.375% 4/1/56		1,200,000	1,435,501
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			4,624,224
U.S. Treasury Obligations - 17.9%
U.S. Treasury Bonds:
3.375% 5/15/44		1,029,000	1,033,824
3.625% 8/15/43		884,000	931,791
3.625% 2/15/44		15,554,000	16,380,306
4.375% 2/15/38		675,000	804,410
4.75% 2/15/37		450,000	564,610
5.25% 2/15/29		2,310,000	2,958,244
5.375% 2/15/31 (j)		1,869,000	2,451,018
6.25% 8/15/23 (i)		2,249,000	2,965,167
7.5% 11/15/16		655,000	761,386
7.875% 2/15/21		200,000	273,359
U.S. Treasury Notes:
0.25% 2/15/15		300,000	300,328
0.25% 7/15/15		8,678,000	8,686,140
0.25% 4/15/16		385,000	384,083
0.25% 5/15/16		4,386,000	4,373,320
0.375% 1/15/16		17,777,000	17,804,074
0.5% 6/30/16		16,190,000	16,202,644
0.5% 7/31/17		4,952,000	4,885,455
0.625% 7/15/16		4,724,000	4,738,026
0.625% 8/15/16		2,085,000	2,090,050
0.625% 11/15/16		392,000	392,061
0.625% 12/15/16		2,591,000	2,589,381
0.625% 2/15/17		1,000,000	997,500
0.625% 4/30/18		2,970,000	2,899,463
0.75% 1/15/17		500,000	500,781
0.75% 6/30/17		4,441,000	4,422,610
0.875% 11/30/16		396,000	398,382
0.875% 1/31/17		296,000	297,295
0.875% 4/30/17		4,330,000	4,337,106
0.875% 5/15/17		3,067,000	3,070,834
0.875% 6/15/17		1,000,000	1,000,234
0.875% 1/31/18		6,950,000	6,882,668
0.875% 7/31/19		4,926,000	4,735,886
1% 9/30/16		3,684,000	3,719,691
1% 10/31/16		3,620,000	3,653,938
1% 5/31/18		2,971,000	2,938,271
1.25% 10/31/15		1,715,000	1,739,116
1.25% 11/30/18		3,700,000	3,666,178
1.375% 7/31/18		2,861,000	2,864,576

		Principal Amount (d)	Value
1.375% 9/30/18		$ 1,503,000	$ 1,500,887
1.375% 2/28/19		4,070,000	4,039,475
1.5% 12/31/18		416,000	416,163
1.5% 1/31/19		4,585,000	4,581,061
1.625% 4/30/19		6,996,000	7,007,480
1.625% 6/30/19		5,164,000	5,163,194
1.75% 7/31/15		1,453,000	1,478,031
1.875% 8/31/17		3,300,000	3,393,070
1.875% 9/30/17		1,900,000	1,952,250
1.875% 10/31/17		1,898,000	1,950,343
2% 5/31/21		3,700,000	3,671,384
2.125% 6/30/21		1,500,000	1,499,297
2.25% 3/31/21		7,824,000	7,905,909
2.25% 4/30/21		7,201,000	7,269,633
2.375% 6/30/18		1,912,000	1,992,663
2.5% 5/15/24		1,039,000	1,036,890
2.75% 11/30/16		1,500,000	1,576,407
2.75% 2/15/24		15,356,000	15,694,308
3% 2/28/17		1,500,000	1,589,414
3.5% 2/15/18		1,501,000	1,625,771
4.5% 5/15/17		1,172,000	1,294,053
TOTAL U.S. TREASURY OBLIGATIONS			216,331,889
Other Government Related - 0.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5005% 12/7/20 (NCUA Guaranteed) (k)		220,891	221,318
Series 2011-R1 Class 1A, 0.6015% 1/8/20 (NCUA Guaranteed) (k)		438,252	440,204
Series 2011-R4 Class 1A, 0.5315% 3/6/20 (NCUA Guaranteed) (k)		196,675	196,975
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		330,000	333,726
2.35% 6/12/17 (NCUA Guaranteed)		2,930,000	3,055,697
3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,631,853
TOTAL OTHER GOVERNMENT RELATED			7,879,773
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $226,210,615)			228,835,886
U.S. Government Agency - Mortgage Securities - 1.9%
		Principal Amount (d)	Value
Fannie Mae - 0.4%
1.925% 9/1/33 (k)		$ 28,612	$ 29,736
1.925% 11/1/35 (k)		18,506	19,303
2.04% 11/1/33 (k)		4,318	4,484
2.044% 10/1/35 (k)		1,586	1,659
2.19% 3/1/37 (k)		1,538	1,631
2.204% 1/1/35 (k)		15,504	16,319
2.259% 3/1/33 (k)		7,215	7,613
2.303% 6/1/36 (k)		2,696	2,862
2.338% 9/1/36 (k)		7,613	7,988
2.369% 6/1/47 (k)		8,154	8,729
2.379% 7/1/35 (k)		24,109	25,612
2.381% 2/1/37 (k)		31,706	33,948
2.393% 11/1/36 (k)		4,281	4,561
2.476% 5/1/36 (k)		2,773	2,920
2.503% 2/1/36 (k)		3,590	3,838
2.517% 4/1/36 (k)		20,230	21,615
2.542% 6/1/42 (k)		48,738	50,327
2.89% 8/1/35 (k)		46,898	50,240
2.949% 11/1/40 (k)		36,537	38,375
2.982% 9/1/41 (k)		40,447	42,408
3.083% 10/1/41 (k)		17,063	17,870
3.163% 3/1/42 (k)		1,465,718	1,543,865
3.189% 1/1/44 (k)		863,117	897,841
3.229% 7/1/41 (k)		57,058	60,313
3.348% 10/1/41 (k)		34,810	36,594
3.553% 7/1/41 (k)		56,361	59,872
5% 9/1/22 to 12/1/22		990,428	1,069,979
5.5% 10/1/20 to 1/1/29		533,017	584,108
6% 6/1/16 to 10/1/16		2,671	2,773
6.5% 3/1/16 to 8/1/36		629,963	724,768
TOTAL FANNIE MAE			5,372,151
Freddie Mac - 0.2%
1.82% 3/1/35 (k)		7,580	7,846
1.95% 3/1/37 (k)		2,182	2,286
1.954% 1/1/36 (k)		5,637	5,914
2.022% 2/1/37 (k)		2,952	3,093
2.05% 6/1/37 (k)		1,829	1,915
2.06% 1/1/37 (k)		16,360	17,122
2.095% 8/1/37 (k)		5,268	5,564
2.121% 5/1/37 (k)		4,362	4,613
2.16% 6/1/33 (k)		16,806	17,603
2.29% 10/1/35 (k)		12,862	13,545
2.29% 7/1/36 (k)		329,633	349,359
2.35% 7/1/35 (k)		9,613	10,180
2.362% 10/1/36 (k)		23,878	25,291
2.375% 5/1/37 (k)		4,380	4,643
2.385% 5/1/37 (k)		59,276	63,341
2.385% 5/1/37 (k)		32,051	34,090

		Principal Amount (d)	Value
2.415% 6/1/37 (k)		$ 15,864	$ 16,922
2.418% 4/1/37 (k)		5,685	6,083
2.451% 6/1/37 (k)		3,615	3,842
2.49% 9/1/35 (k)		3,682	3,903
2.492% 4/1/35 (k)		375	375
2.595% 4/1/37 (k)		475	508
2.673% 7/1/35 (k)		13,353	14,305
2.795% 7/1/36 (k)		7,189	7,701
3.067% 10/1/35 (k)		3,254	3,478
3.084% 9/1/41 (k)		331,100	347,398
3.234% 4/1/41 (k)		33,259	35,074
3.239% 9/1/41 (k)		39,851	42,015
3.281% 6/1/41 (k)		49,846	52,601
3.469% 5/1/41 (k)		36,843	39,049
3.621% 6/1/41 (k)		56,807	60,295
3.695% 5/1/41 (k)		52,107	55,425
5.5% 2/1/19 to 11/1/21		664,475	711,366
6% 1/1/24		188,181	207,795
6.5% 12/1/14 to 3/1/22		45,147	49,237
TOTAL FREDDIE MAC			2,223,777
Ginnie Mae - 1.3%
4.3% 8/20/61 (o)		351,005	378,010
4.5% 3/15/25 to 6/15/25		583,010	632,452
4.515% 3/20/62 (o)		1,165,117	1,274,554
4.53% 10/20/62 (o)		351,023	386,490
4.55% 5/20/62 (o)		2,148,974	2,355,467
4.556% 12/20/61 (o)		1,283,899	1,403,170
4.604% 3/20/62 (o)		606,153	665,053
4.626% 3/20/62 (o)		436,467	478,232
4.649% 2/20/62 (o)		238,481	261,525
4.65% 3/20/62 (o)		408,278	448,177
4.682% 2/20/62 (o)		309,019	338,629
4.684% 1/20/62 (o)		1,396,238	1,528,252
4.751% 12/20/60 (o)		515,275	557,792
4.804% 3/20/61 (o)		779,409	847,489
4.834% 3/20/61 (o)		1,454,546	1,582,272
5.47% 8/20/59 (o)		190,574	202,839
5.492% 4/20/60 (o)		727,836	805,182
5.5% 11/15/35		263,882	297,262
5.612% 4/20/58 (o)		259,913	268,983
6% 6/15/36		521,179	597,070
TOTAL GINNIE MAE			15,308,900
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $22,421,570)			22,904,828
Collateralized Mortgage Obligations - 2.9%
		Principal Amount (d)	Value
U.S. Government Agency - 2.9%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.652% 9/25/23 (k)		$ 54,711	$ 54,912
Series 2010-15 Class FJ, 1.082% 6/25/36 (k)		579,810	590,199
Series 2010-86 Class FE, 0.602% 8/25/25 (k)		58,974	59,378
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		350,900	373,251
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		1,152	1,209
Series 2003-113 Class PE, 4% 11/25/18		45,986	48,123
Series 2003-70 Class BJ, 5% 7/25/33		29,664	32,333
Series 2004-80 Class LD, 4% 1/25/19		4,300	4,314
Series 2005-19 Class PA, 5.5% 7/25/34		216,332	237,428
Series 2005-27 Class NE, 5.5% 5/25/34		278,834	294,036
Series 2005-52 Class PB, 6.5% 12/25/34		8,461	8,726
Series 2005-64 Class PX, 5.5% 6/25/35		206,288	225,498
Series 2010-118 Class PB, 4.5% 10/25/40		300,000	319,854
Series 2011-126 Class KB, 4% 12/25/41		380,000	389,526
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		4,750	5,012
Series 2003-117 Class MD, 5% 12/25/23		135,933	147,051
Series 2004-52 Class KZ, 5.5% 7/25/34		1,451,776	1,600,283
Series 2004-91 Class Z, 5% 12/25/34		516,199	568,974
Series 2004-95 Class AN, 5.5% 1/25/25		8,501	8,597
Series 2005-117 Class JN, 4.5% 1/25/36		40,000	43,708
Series 2005-14 Class ZB, 5% 3/25/35		208,685	230,269
Series 2005-47 Class HK, 4.5% 6/25/20		278,415	294,215
Series 2006-72 Class CY, 6% 8/25/26		104,016	115,750
Series 2009-14 Class EB, 4.5% 3/25/24		262,549	278,735
Series 2009-59 Class HB, 5% 8/25/39		276,858	305,456

		Principal Amount (d)	Value
Series 2010-88 Class NA, 4% 8/25/28		$ 2,319,689	$ 2,415,122
Series 2010-97 Class CX, 4.5% 9/25/25		500,000	551,284
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		38,140	3,073
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		57,553	4,577
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		304,991	52,773
Series 2010-39 Class FG, 1.072% 3/25/36 (k)		354,646	363,636
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		122,644	11,256
Series 2011-67 Class AI, 4% 7/25/26 (m)		94,213	10,658
Freddie Mac:
floater:
Series 2630 Class FL, 0.6518% 6/15/18 (k)		833	836
Series 2711 Class FC, 1.0518% 2/15/33 (k)		227,715	231,112
floater planned amortization class Series 2770 Class FH, 0.5518% 3/15/34 (k)		239,761	241,476
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		150,015	152,815
Series 2101 Class PD, 6% 11/15/28		4,011	4,419
Series 2376 Class JE, 5.5% 11/15/16		4,336	4,527
Series 2381 Class OG, 5.5% 11/15/16		2,322	2,416
Series 2425 Class JH, 6% 3/15/17		6,040	6,350
Series 2672 Class MG, 5% 9/15/23		310,000	341,267
Series 2695 Class DG, 4% 10/15/18		103,005	108,367
Series 2996 Class MK, 5.5% 6/15/35		10,303	11,566
Series 3415 Class PC, 5% 12/15/37		104,289	112,555
Series 3763 Class QA, 4% 4/15/34		231,429	244,324
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		370,000	396,337
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		775,392	882,177
Series 2303 Class ZV, 6% 4/15/31		9,244	10,232
Series 2877 Class ZD, 5% 10/15/34		601,911	668,868
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer: - continued
Series 3277 Class B, 4% 2/15/22		$ 300,000	$ 317,372
Series 3372 Class BD, 4.5% 10/15/22		790,000	841,366
Series 3578 Class B, 4.5% 9/15/24		306,679	322,943
Series 2715 Class NG, 4.5% 12/15/18		630,091	667,705
Series 4181 Class LA, 3% 3/15/37		499,225	515,015
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6493% 7/20/37 (k)		124,540	125,457
Series 2008-2 Class FD, 0.6293% 1/20/38 (k)		30,832	31,048
Series 2008-73 Class FA, 1.0093% 8/20/38 (k)		179,610	183,027
Series 2008-83 Class FB, 1.0493% 9/20/38 (k)		184,290	187,952
Series 2009-108 Class CF, 0.7511% 11/16/39 (k)		150,479	152,008
Series 2009-116 Class KF, 0.6811% 12/16/39 (k)		128,795	129,940
Series 2010-9 Class FA, 0.6711% 1/16/40 (k)		200,293	202,029
Series 2010-H17 Class FA, 0.4805% 7/20/60 (k)(o)		557,537	551,728
Series 2010-H18 Class AF, 0.4505% 9/20/60 (k)(o)		619,299	612,051
Series 2010-H19 Class FG, 0.4505% 8/20/60 (k)(o)		749,418	740,855
Series 2010-H27 Series FA, 0.5305% 12/20/60 (k)(o)		286,077	283,654
Series 2011-H05 Class FA, 0.6505% 12/20/60 (k)(o)		407,558	406,334
Series 2011-H07 Class FA, 0.6505% 2/20/61 (k)(o)		652,649	650,698
Series 2011-H12 Class FA, 0.6405% 2/20/61 (k)(o)		964,904	961,620
Series 2011-H13 Class FA, 0.6505% 4/20/61 (k)(o)		363,362	362,300
Series 2011-H14:
Class FB, 0.6505% 5/20/61 (k)(o)		424,714	423,346
Class FC, 0.6505% 5/20/61 (k)(o)		392,451	391,240
Series 2011-H17 Class FA, 0.6805% 6/20/61 (k)(o)		514,734	513,756
Series 2011-H21 Class FA, 0.7505% 10/20/61 (k)(o)		568,926	569,499
Series 2012-H01 Class FA, 0.8505% 11/20/61 (k)(o)		485,734	488,262

		Principal Amount (d)	Value
Series 2012-H03 Class FA, 0.8505% 1/20/62 (k)(o)		$ 297,742	$ 299,308
Series 2012-H06 Class FA, 0.7805% 1/20/62 (k)(o)		465,695	466,752
Series 2012-H07 Class FA, 0.7805% 3/20/62 (k)(o)		280,511	281,652
Series 2014-H11 Class BA, 0.6492% 6/20/64 (k)(o)		2,165,000	2,160,941
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		56,141	57,066
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		36,559	36,823
Series 2010-99 Class PT, 3.5% 8/20/33		49,308	49,722
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		198,168	36,361
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		470,000	505,674
Series 2010-H13 Class JA, 5.46% 10/20/59 (o)		806,076	856,911
Series 2010-H15 Class TP, 5.15% 8/20/60 (o)		1,164,887	1,288,777
Series 2010-H17 Class XP, 5.3017% 7/20/60 (k)(o)		1,642,825	1,812,961
Series 2010-H18 Class PL, 5.01% 9/20/60 (k)(o)		1,257,090	1,386,515
Series 2011-71:
Class ZB, 5.5% 8/20/34		1,096,890	1,255,273
Class ZC, 5.5% 7/16/34		1,034,556	1,188,476
Series 2012-64 Class KB, 3.9572% 5/20/41 (k)		156,812	174,830
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,213,109)			35,558,107
Commercial Mortgage Securities - 1.0%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.502% 4/25/19 (k)		574,940	574,377
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		260,000	286,671
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		1,410,000	1,563,163
Series K009 Class A2, 3.808% 8/25/20		2,150,000	2,338,086
Series K034 Class A1, 2.669% 2/25/23		1,086,934	1,119,297
Series K032 Class A1, 3.016% 2/25/23		2,052,491	2,152,695
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac: - continued
Series K501 Class A2, 1.655% 11/25/16		$ 550,000	$ 560,236
Series K714 Class A2, 3.097% 10/25/20		3,500,000	3,660,703
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,073,134)			12,255,228
Foreign Government and Government Agency Obligations - 23.2%

Argentine Republic:
7% 10/3/15		3,425,000	3,252,038
7% 4/17/17		2,615,000	2,403,766
Aruba Government 4.625% 9/14/23 (f)		245,000	239,120
Azerbaijan Republic 4.75% 3/18/24 (f)		250,000	257,500
Bahamian Republic 6.95% 11/20/29 (f)		250,000	277,750
Barbados Government 7% 8/4/22 (f)		140,000	127,050
Belarus Republic:
8.75% 8/3/15 (Reg. S)		1,705,000	1,754,104
8.95% 1/26/18		300,000	324,000
Brazilian Federative Republic:
4.25% 1/7/25		220,000	222,970
5.625% 1/7/41		1,500,000	1,612,500
7.125% 1/20/37		1,270,000	1,606,550
8.25% 1/20/34		1,015,000	1,405,775
12.25% 3/6/30		540,000	999,000
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		700,000	668,500
Buoni Poliennali del Tesoro:
1.5% 12/15/16	EUR	1,350,000	1,881,016
2.5% 5/1/19	EUR	13,600,000	19,609,389
3.5% 6/1/18	EUR	1,700,000	2,535,683
3.5% 3/1/30 (Reg. S)	EUR	650,000	907,312
4.5% 3/1/24	EUR	6,500,000	10,237,387
4.75% 9/1/28 (f)	EUR	500,000	794,981
Canadian Government:
1.25% 2/1/16	CAD	18,200,000	17,105,493
1.5% 6/1/23	CAD	6,750,000	6,006,586
3.5% 12/1/45	CAD	4,750,000	5,119,120
Central Bank of Nigeria warrants 11/15/20 (n)		750	126,017
City of Buenos Aires 12.5% 4/6/15 (f)		360,000	366,300
Colombian Republic:
5.625% 2/26/44		200,000	224,000
6.125% 1/18/41		520,000	622,700
7.375% 9/18/37		605,000	822,800
10.375% 1/28/33		865,000	1,366,700
Congo Republic 3.5% 6/30/29 (e)		1,472,926	1,337,623

		Principal Amount (d)	Value
Costa Rican Republic:
4.25% 1/26/23 (f)		$ 300,000	$ 288,000
4.375% 4/30/25 (f)		245,000	228,830
7% 4/4/44 (f)		470,000	488,800
Croatia Republic:
5.5% 4/4/23 (f)		590,000	612,863
6% 1/26/24 (f)		200,000	214,500
6.25% 4/27/17 (f)		665,000	720,275
6.375% 3/24/21 (f)		500,000	549,375
6.625% 7/14/20 (f)		420,000	469,350
6.75% 11/5/19 (f)		480,000	538,200
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (f)		215,000	218,494
5.875% 7/25/22 (f)		400,000	411,500
6% 1/14/19 (f)		410,000	431,525
6.25% 10/4/20 (f)		830,000	882,664
6.25% 7/27/21 (f)		410,000	432,550
7.4% 1/22/15 (f)		315,000	324,135
Dominican Republic:
1.1344% 8/30/24 (k)		995,000	865,650
5.875% 4/18/24 (f)		285,000	297,398
7.45% 4/30/44 (f)		645,000	690,600
7.5% 5/6/21 (f)		615,000	702,023
9.04% 1/23/18 (f)		181,871	200,695
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	3,850,000	5,462,138
2% 7/15/24	EUR	5,050,000	7,244,463
El Salvador Republic:
7.625% 2/1/41 (f)		175,000	183,750
7.65% 6/15/35 (Reg. S)		240,000	259,560
8.25% 4/10/32 (Reg. S)		140,000	159,250
French Government:
OAT 3.25% 5/25/45	EUR	2,425,000	3,689,612
1% 5/25/19	EUR	4,750,000	6,647,683
Georgia Republic 6.875% 4/12/21 (f)		210,000	237,825
German Federal Republic 1.75% 2/15/24	EUR	3,175,000	4,561,687
Hungarian Republic:
4.125% 2/19/18		378,000	394,065
5.375% 3/25/24		268,000	286,760
5.75% 11/22/23		427,000	470,768
7.625% 3/29/41		704,000	901,556
Indonesian Republic:
3.375% 4/15/23 (f)		280,000	259,700
4.875% 5/5/21 (f)		900,000	945,000
5.25% 1/17/42 (f)		495,000	470,250
5.375% 10/17/23		400,000	424,500
5.875% 3/13/20 (f)		730,000	810,300
6.625% 2/17/37 (f)		625,000	693,750
6.75% 1/15/44 (f)		605,000	695,750
7.75% 1/17/38 (f)		1,290,000	1,607,663
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Indonesian Republic: - continued
8.5% 10/12/35 (Reg. S)		$ 1,175,000	$ 1,556,875
11.625% 3/4/19 (f)		675,000	920,194
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		1,325,000	1,364,750
7.25% 4/15/19 (f)		1,165,000	1,191,213
8.25% 4/15/24 (f)		200,000	206,250
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		2,590,000	3,155,488
5.5% 12/4/23		1,503,000	1,829,522
Italian Republic:
4% 2/1/37	EUR	1,500,000	2,169,177
4.75% 5/1/17	EUR	2,100,000	3,188,071
4.75% 9/1/44	EUR	1,700,000	2,653,797
Ivory Coast 7.7743% 12/31/32 (e)		1,000,000	968,750
Japan Government:
0.1% 4/15/15	JPY	1,023,000,000	10,101,813
0.1% 10/15/15	JPY	816,700,000	8,064,285
1.8% 3/20/43	JPY	135,000,000	1,373,266
1.9% 9/20/30	JPY	805,000,000	8,890,289
Jordanian Kingdom:
2.503% 10/30/20		2,924,000	2,960,524
3.875% 11/12/15		400,000	402,000
Lebanese Republic:
4% 12/31/17		1,228,500	1,225,429
4.75% 11/2/16		265,000	268,048
5.15% 11/12/18		400,000	402,000
5.45% 11/28/19		580,000	581,450
6.375% 3/9/20		450,000	471,375
Moroccan Kingdom:
4.25% 12/11/22 (f)		495,000	495,619
5.5% 12/11/42 (f)		200,000	196,576
Panamanian Republic:
6.7% 1/26/36		190,000	234,365
8.875% 9/30/27		200,000	286,000
9.375% 4/1/29		195,000	290,160
Peruvian Republic:
4% 3/7/27 (e)		570,000	570,000
8.75% 11/21/33		785,000	1,194,770
Philippine Republic:
7.75% 1/14/31		875,000	1,208,594
9.5% 2/2/30		810,000	1,266,638
10.625% 3/16/25		580,000	909,875
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		225,000	225,675
5.95% 8/22/23 (f)		535,000	564,425

		Principal Amount (d)	Value
Provincia de Cordoba 12.375% 8/17/17 (f)		$ 765,000	$ 736,313
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		510,000	503,625
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		275,000	299,805
Republic of Armenia 6% 9/30/20 (f)		920,000	970,600
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,250,000	1,125,000
Republic of Namibia 5.5% 11/3/21 (f)		330,000	353,506
Republic of Nigeria 6.75% 1/28/21 (f)		155,000	171,081
Republic of Serbia:
5.25% 11/21/17 (f)		280,000	291,900
5.875% 12/3/18 (f)		520,000	553,150
6.75% 11/1/24 (f)		971,435	982,606
7.25% 9/28/21 (f)		400,000	456,000
Republic of Zambia 5.375% 9/20/22 (f)		200,000	188,260
Romanian Republic:
4.375% 8/22/23 (f)		398,000	407,870
6.125% 1/22/44 (f)		534,000	606,811
6.75% 2/7/22 (f)		650,000	775,938
6.75% 2/7/22		50,000	59,688
Russian Federation:
4.5% 4/4/22 (f)		400,000	409,000
4.875% 9/16/23 (f)		1,000,000	1,032,500
5.625% 4/4/42 (f)		600,000	625,500
5.875% 9/16/43 (f)		600,000	640,500
7.5% 3/31/30 (Reg. S)		4,038,075	4,676,656
12.75% 6/24/28 (Reg. S)		2,195,000	3,800,643
South African Republic 5.875% 9/16/25		200,000	222,300
Spanish Kingdom:
2.1% 4/30/17	EUR	3,650,000	5,182,459
2.75% 10/31/24 (Reg. S)	EUR	1,200,000	1,638,395
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		400,000	398,000
Turkish Republic:
5.125% 3/25/22		485,000	512,403
5.625% 3/30/21		490,000	534,100
6.25% 9/26/22		475,000	535,230
6.75% 4/3/18		680,000	767,720
6.75% 5/30/40		670,000	781,756
6.875% 3/17/36		1,265,000	1,489,538
7% 3/11/19		445,000	512,195
7.25% 3/5/38		825,000	1,018,875
7.375% 2/5/25		1,270,000	1,543,050
7.5% 11/7/19		945,000	1,120,298
8% 2/14/34		260,000	341,926
11.875% 1/15/30		450,000	769,860
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		$ 655,000	$ 618,975
Ukraine Government:
1.844% 5/16/19		1,142,000	1,140,712
7.75% 9/23/20 (f)		300,000	286,200
9.25% 7/24/17 (f)		790,000	799,875
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	3,250,000	5,443,745
2.25% 9/7/23	GBP	2,000,000	3,305,946
2.75% 1/22/15	GBP	7,100,000	12,302,219
3.5% 7/22/68	GBP	2,325,000	4,107,288
United Mexican States:
4.75% 3/8/44		1,286,000	1,311,720
5.55% 1/21/45		265,000	301,438
6.05% 1/11/40		1,316,000	1,594,992
6.75% 9/27/34		970,000	1,256,150
7.5% 4/8/33		345,000	476,100
8.3% 8/15/31		250,000	366,625
United Republic of Tanzania 6.332% 3/9/20 (k)		200,000	213,000
Uruguay Republic 7.875% 1/15/33 pay-in-kind		845,000	1,149,200
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		10,236	225,192
5.75% 2/26/16 (Reg S.)		3,005,000	2,845,735
6% 12/9/20		495,000	379,913
7% 3/31/38		360,000	252,900
8.5% 10/8/14		2,235,000	2,240,588
9% 5/7/23 (Reg. S)		1,940,000	1,658,700
9.25% 9/15/27		580,000	498,800
9.25% 5/7/28 (Reg. S)		630,000	529,200
9.375% 1/13/34		595,000	501,288
11.75% 10/21/26 (Reg. S)		1,085,000	1,062,215
11.95% 8/5/31 (Reg. S)		2,205,000	2,160,900
12.75% 8/23/22		1,670,000	1,715,925
13.625% 8/15/18		806,000	870,480
Vietnamese Socialist Republic:
1.1875% 3/12/16 (k)		271,304	238,748
4% 3/12/28 (e)		1,448,750	1,318,363
6.875% 1/15/16 (f)		430,000	460,100
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $269,583,335)			280,242,739
Supranational Obligations - 0.1%

European Bank for Reconstruction & Development 6.2% 6/27/15	INR	20,300,000	336,779
Inter-American Development Bank 4.75% 10/25/15(Reg. S)	INR	7,400,000	120,044

		Principal Amount (d)	Value
International Finance Corp. 7.75% 12/3/16	INR	13,000,000	$ 218,565
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	600,000	834,093
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,451,962)			1,509,481
Common Stocks - 0.4%
	Shares
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.2%
Remy International, Inc.	6,195	144,654
TRW Automotive Holdings Corp. (a)	22,706	2,032,641
		2,177,295
Automobiles - 0.1%
General Motors Co.:
warrants 7/10/16 (a)	10,738	285,738
warrants 7/10/19 (a)	10,738	199,297
Motors Liquidation Co. GUC Trust (a)	2,816	72,090
		557,125
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(q)	2,218	3,327
Media - 0.0%
Haights Cross Communications, Inc. (a)	107	0
Interpublic Group of Companies, Inc.	23,368	455,910
TOTAL CONSUMER DISCRETIONARY		3,193,657
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	5,683	24,653
FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A	314,563	3
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc.	6,069	112,201
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	115	0
Airlines - 0.0%
Delta Air Lines, Inc.	1,150	44,528
Building Products - 0.0%
Nortek, Inc. warrants 12/7/14 (a)	524	20,174
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.	202,108	252,635
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	644	$ 0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	321	26,945
Class B (a)	107	8,982
		35,927
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(f)	31,897	832,039
TOTAL INDUSTRIALS		1,185,303
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	2,669	37,633
Spansion, Inc. Class A (a)	126	2,655
		40,288
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	416	43,925
Metals & Mining - 0.0%
Aleris International, Inc. (a)(q)	2,037	65,566
TOTAL MATERIALS		109,491
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	4,854
TOTAL COMMON STOCKS (Cost $2,948,644)		4,670,450
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	2,286	17,458
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp. 6.50% (a)	38,600	2,082,339
TOTAL CONVERTIBLE PREFERRED STOCKS		2,099,797

	Shares	Value
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K, 6.375% (a)	26,704	$ 702,849
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (f)	2,620	2,626,632
TOTAL FINANCIALS		3,329,481
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. 15.00%	147,896	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,329,482
TOTAL PREFERRED STOCKS (Cost $4,299,497)		5,429,279
Bank Loan Obligations - 2.7%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (k)	$ 1,265,000	1,261,838
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (k)	165,000	168,094
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	230,393	238,456
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (k)	1,069,836	1,069,836
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (k)	275,800	274,780
TGI Friday's, Inc.:
Tranche B 1LN, term loan 6/30/20 (p)	190,000	190,238
Tranche B 2LN, term loan 6/30/21 (p)	215,000	211,775
		3,415,017
Media - 0.1%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (k)	260,000	260,000
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (k)	1,096,039	1,098,094
		1,358,094
Bank Loan Obligations - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (k)	$ 94,587	$ 93,405
TOTAL CONSUMER DISCRETIONARY		4,866,516
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (k)	285,000	287,166
Personal Products - 0.1%
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (k)	835,800	835,800
Tranche B, term loan 3.25% 11/19/17 (k)	371,250	371,250
		1,207,050
TOTAL CONSUMER STAPLES		1,494,216
ENERGY - 0.3%
Energy Equipment & Services - 0.1%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (k)	478,625	476,830
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (k)	331,069	344,726
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (k)	1,870,000	1,930,775
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)	205,000	208,588
Panda Temple Power, LLC term loan 7.25% 4/3/19 (k)	110,000	112,888
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (k)	120,000	119,400
		2,716,377
TOTAL ENERGY		3,193,207
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (k)	130,000	133,738
Sheridan Investment Partners I term loan 4.25% 12/16/20 (k)	171,266	171,266
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (k)	23,824	23,824

	Principal Amount (d)	Value
Tranche M, term loan 4.25% 12/16/20 (k)	$ 8,885	$ 8,885
TransUnion LLC Tranche B, term loan 4% 4/9/21 (k)	1,286,775	1,286,775
		1,624,488
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (k)	36,798	36,752
TOTAL FINANCIALS		1,661,240
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (k)	1,068,004	1,072,009
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (k)	1,228,689	1,234,832
TOTAL HEALTH CARE		2,306,841
INDUSTRIALS - 0.1%
Airlines - 0.0%
Northwest Airlines Corp. Tranche A, term loan 1.99% 12/24/18 (k)	212,060	199,337
Commercial Services & Supplies - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (k)	188,100	188,335
Tranche B 2LN, term loan 8.25% 11/30/20 (k)	375,000	382,500
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (k)	180,000	181,800
		752,635
Machinery - 0.0%
Pinafore LLC Tranche B 2LN, term loan 3.7101% 9/21/16 (k)	702,702	702,702
TOTAL INDUSTRIALS		1,654,674
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (k)	278,600	276,176
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (k)	1,130,000	1,134,238
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (k)	730,000	755,550
TOTAL INFORMATION TECHNOLOGY		2,165,964
Bank Loan Obligations - continued
	Principal Amount (d)	Value
MATERIALS - 0.1%
Chemicals - 0.0%
Momentive Performance Materials, Inc. term loan 4% 4/15/15 (k)	$ 130,000	$ 130,325
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (k)	508,725	506,817
Metals & Mining - 0.0%
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (k)	337,450	339,137
TOTAL MATERIALS		976,279
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (k)	745,563	771,657
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (k)	40,000	40,800
		812,457
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (k)	345,000	343,275
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (k)	415,000	414,502
		757,777
TOTAL TELECOMMUNICATION SERVICES		1,570,234
UTILITIES - 1.0%
Electric Utilities - 0.0%
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (k)	307,859	310,168
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (k)	176,667	176,225
Independent Power Producers & Energy Traders - 1.0%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (k)	11,927,003	11,927,003
TOTAL UTILITIES		12,413,396
TOTAL BANK LOAN OBLIGATIONS (Cost $31,918,488)		32,302,567
Sovereign Loan Participations - 0.1%
	Principal Amount (d)	Value
Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (k)	$ 255,430	$ 247,768
Goldman Sachs 1.1875% 12/14/19 (k)	459,740	445,947
Mizuho 1.1875% 12/14/19 (k)	343,773	333,459
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $977,913)		1,027,174
Fixed-Income Funds - 0.5%
Shares
Fidelity Floating Rate Central Fund (l) (Cost $4,455,711)	55,212	6,007,618
Preferred Securities - 2.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 470,000	497,548
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	770,000	805,968
		1,303,516
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	400,000	421,711
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (f)(g)	400,000	401,478
FINANCIALS - 1.8%
Banks - 1.6%
Bank of America Corp.:
5.125% (g)(k)	1,345,000	1,342,597
5.2% (g)(k)	2,762,000	2,656,393
8% (g)(k)	255,000	290,788
8.125% (g)(k)	145,000	164,630
Barclays Bank PLC 7.625% 11/21/22	1,910,000	2,196,491
Citigroup, Inc.:
5.9% (g)(k)	1,455,000	1,501,801
5.95% (g)(k)	2,675,000	2,768,574
6.3% (g)(k)	270,000	277,928
JPMorgan Chase & Co.:
5% (g)(k)	1,615,000	1,613,950
6% (g)(k)	2,580,000	2,695,744
6.125% (g)(k)	725,000	754,774
6.75% (g)(k)	400,000	442,389
Preferred Securities - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.:
5.9% (g)(k)	$ 2,500,000	$ 2,671,913
7.98% (g)(k)	135,000	156,724
		19,534,696
Capital Markets - 0.2%
Goldman Sachs Group, Inc. 5.7% (g)(k)	1,556,000	1,623,004
TOTAL FINANCIALS		21,157,700
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	100,000	103,471
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	820,000	776,148
TOTAL PREFERRED SECURITIES (Cost $23,692,077)		24,164,024
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $1)	108,228	1
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.11% (b) (Cost $40,343,807)	40,343,807	40,343,807
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount
Put Options - 0.0%
Option on an interest rate swap with JPMorgan to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR	1/13/15	$ 3,021,000	11,912

	Expiration Date	Notional Amount	Value
Call Options - 0.0%
Option on an interest rate swap with JPMorgan to receive a fixed rate of 3.3825% and pay a floating rate based on 3-month LIBOR	1/13/15	$ 3,021,000	$ 161,320
TOTAL PURCHASED SWAPTIONS (Cost $180,580)			173,232
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,148,889,098)	1,199,424,136
NET OTHER ASSETS (LIABILITIES) - 0.8%	9,114,865
NET ASSETS - 100%	$ 1,208,539,001
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
18 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2014	$ 2,253,094	$ 6,429
42 CBOT 2 Year U.S. Treasury Note Contracts	Sept. 2014	9,222,938	(2,707)
35 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2014	4,181,133	(2,809)
21 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2014	2,880,938	32,115
23 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2014	3,448,563	56,556
TOTAL TREASURY CONTRACTS		$ 21,986,666	$ 89,584

The face value of futures purchased as a percentage of net assets is 1.8%
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty (1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid) (2)	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps
CME	Sep. 2016	$ 813,806	3-month LIBOR	1%	$ (417)	$ 0	$ (417)
CME	Sep. 2019	483,606	3-month LIBOR	2.25%	(3,301)	0	(3,301)
CME	Sep. 2024	7,657,000	3-month LIBOR	3.25%	(97,062)	0	(97,062)
CME	Sep. 2044	75,000	4%	3-month LIBOR	1,932	0	1,932
TOTAL INTEREST RATE SWAPS					$ (98,848)	$ 0	$ (98,848)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $239,158,988 or 19.8% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $221,498.
(j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $232,119.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Quantity represents share amount.
(o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p) The coupon rate will be determined upon settlement of the loan after period end.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,893 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 4,281
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,560
Fidelity Floating Rate Central Fund	145,063
Total	$ 165,623
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 5,933,634	$ -	$ -	$ 6,007,618	0.4%
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,193,657	$ 3,190,330	$ -	$ 3,327
Consumer Staples	42,111	-	24,653	17,458
Financials	3,329,484	702,849	2,626,632	3
Health Care	112,201	-	-	112,201
Industrials	1,185,304	64,702	-	1,120,602
Information Technology	40,288	40,288	-	-
Materials	109,491	43,925	-	65,566
Utilities	2,087,193	2,087,193	-	-
Corporate Bonds	503,999,715	-	503,992,492	7,223
U.S. Government and Government Agency Obligations	228,835,886	-	228,835,886	-
U.S. Government Agency - Mortgage Securities	22,904,828	-	22,904,828	-
Collateralized Mortgage Obligations	35,558,107	-	35,558,107	-
Commercial Mortgage Securities	12,255,228	-	12,255,228	-
Foreign Government and Government Agency Obligations	280,242,739	-	279,672,739	570,000
Supranational Obligations	1,509,481	-	1,509,481	-
Bank Loan Obligations	32,302,567	-	31,723,203	579,364
Sovereign Loan Participations	1,027,174	-	-	1,027,174
Fixed-Income Funds	6,007,618	6,007,618	-	-
Preferred Securities	24,164,024	-	23,358,056	805,968
Other	1	-	-	1
Money Market Funds	40,343,807	40,343,807	-	-
Purchased Swaptions	173,232	-	173,232	-
Total Investments in Securities:	$ 1,199,424,136	$ 52,480,712	$ 1,142,634,537	$ 4,308,887
Other Derivative Instruments:
Assets
Futures Contracts	$ 95,100	$ 95,100	$ -	$ -
Swaps	1,932	-	1,932	-
Total Assets	$ 97,032	$ 95,100	$ 1,932	$ -
Liabilities
Futures Contracts	$ (5,516)	$ (5,516)	$ -	$ -
Swaps	(100,780)	-	(100,780)	-
Total Liabilities	$ (106,296)	$ (5,516)	$ (100,780)	$ -
Total Other Derivative Instruments:	$ (9,264)	$ 89,584	$ (98,848)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 95,100	$ (5,516)
Purchased Swaptions (b)	173,232	-
Swaps (c)	1,932	(100,780)
Total Value of Derivatives	$ 270,264	$ (106,296)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(c) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	61.5%
Italy	3.8%
Canada	3.3%
Luxembourg	2.8%
United Kingdom	2.7%
Netherlands	2.7%
Japan	2.3%
Venezuela	1.8%
Bermuda	1.7%
France	1.5%
Turkey	1.4%
Mexico	1.3%
Indonesia	1.2%
Argentina	1.2%
Russia	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,104,089,580)	$ 1,153,072,711
Fidelity Central Funds (cost $44,799,518)	46,351,425
Total Investments (cost $1,148,889,098)		$ 1,199,424,136
Cash		2,493,402
Receivable for investments sold		12,492,580
Receivable for fund shares sold		427,425
Dividends receivable		6,549
Interest receivable		13,496,625
Distributions receivable from Fidelity Central Funds		27,788
Receivable for daily variation margin for derivative instruments		11,854
Other receivables		453
Total assets		1,228,380,812

Liabilities
Payable for investments purchased Regular delivery	$ 16,922,380
Delayed delivery	1,859,671
Payable for fund shares redeemed	293,008
Accrued management fee	560,295
Distribution and service plan fees payable	19,931
Other affiliated payables	130,548
Other payables and accrued expenses	55,978
Total liabilities		19,841,811

Net Assets		$ 1,208,539,001
Net Assets consist of:
Paid in capital		$ 1,129,492,183
Undistributed net investment income		23,681,184
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,965,696
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,399,938
Net Assets		$ 1,208,539,001

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($116,534,929 ÷ 9,837,477 shares)	$ 11.85

Service Class: Net Asset Value, offering price and redemption price per share ($884,936 ÷ 74,800 shares)	$ 11.83

Service Class 2: Net Asset Value, offering price and redemption price per share ($98,658,442 ÷ 8,385,560 shares)	$ 11.77

Investor Class: Net Asset Value, offering price and redemption price per share ($992,460,694 ÷ 84,017,009 shares)	$ 11.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 299,078
Interest		25,007,483
Income from Fidelity Central Funds		165,623
Total income		25,472,184

Expenses
Management fee	$ 3,222,918
Transfer agent fees	552,974
Distribution and service plan fees	102,212
Accounting fees and expenses	201,274
Custodian fees and expenses	33,018
Independent trustees' compensation	2,188
Registration fees	2
Audit	45,163
Legal	1,286
Miscellaneous	5,506
Total expenses before reductions	4,166,541
Expense reductions	(150)	4,166,391
Net investment income (loss)		21,305,793
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,798,051
Foreign currency transactions	(2,933)
Futures contracts	447,449
Swaps	(318,994)
Total net realized gain (loss)		7,923,573
Change in net unrealized appreciation (depreciation) on: Investment securities	35,010,628
Assets and liabilities in foreign currencies	(5,319)
Futures contracts	293,267
Swaps	(301,236)
Total change in net unrealized appreciation (depreciation)		34,997,340
Net gain (loss)		42,920,913
Net increase (decrease) in net assets resulting from operations		$ 64,226,706

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,305,793	$ 45,140,632
Net realized gain (loss)	7,923,573	6,656,916
Change in net unrealized appreciation (depreciation)	34,997,340	(51,427,205)
Net increase (decrease) in net assets resulting from operations	64,226,706	370,343
Distributions to shareholders from net investment income	-	(46,718,517)
Distributions to shareholders from net realized gain	-	(11,002,756)
Total distributions	-	(57,721,273)
Share transactions - net increase (decrease)	17,038,430	(107,057,354)
Total increase (decrease) in net assets	81,265,136	(164,408,284)

Net Assets
Beginning of period	1,127,273,865	1,291,682,149
End of period (including undistributed net investment income of $23,681,184 and undistributed net investment income of $2,375,391, respectively)	$ 1,208,539,001	$ 1,127,273,865

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 11.76	$ 11.15	$ 11.36	$ 11.11	$ 8.94
Income from Investment Operations
Net investment income (loss) E	.216	.437	.465	.511	.588	.619
Net realized and unrealized gain (loss)	.434	(.403)	.704	.013	.473	2.065
Total from investment operations	.650	.034	1.169	.524	1.061	2.684
Distributions from net investment income	-	(.483)	(.425)	(.486)	(.517)	(.439)
Distributions from net realized gain	-	(.111)	(.134)	(.248)	(.294)	(.075)
Total distributions	-	(.594)	(.559)	(.734)	(.811)	(.514)
Net asset value, end of period	$ 11.85	$ 11.20	$ 11.76	$ 11.15	$ 11.36	$ 11.11
Total Return B, C, D	5.80%	.29%	10.50%	4.66%	9.64%	30.02%
Ratios to Average Net Assets F, H
Expenses before reductions	.69% A	.68%	.69%	.69%	.71%	.74%
Expenses net of fee waivers, if any	.69% A	.68%	.69%	.69%	.70%	.74%
Expenses net of all reductions	.69% A	.68%	.69%	.69%	.70%	.74%
Net investment income (loss)	3.79% A	3.74%	3.97%	4.38%	5.07%	5.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,535	$ 119,063	$ 164,166	$ 164,168	$ 154,861	$ 166,898
Portfolio turnover rate G	124% A	141%	129%	224%	208%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 11.75	$ 11.14	$ 11.35	$ 11.10	$ 8.92
Income from Investment Operations
Net investment income (loss) E	.210	.425	.453	.499	.574	.594
Net realized and unrealized gain (loss)	.430	(.403)	.704	.009	.469	2.083
Total from investment operations	.640	.022	1.157	.508	1.043	2.677
Distributions from net investment income	-	(.471)	(.413)	(.470)	(.499)	(.422)
Distributions from net realized gain	-	(.111)	(.134)	(.248)	(.294)	(.075)
Total distributions	-	(.582)	(.547)	(.718)	(.793)	(.497)
Net asset value, end of period	$ 11.83	$ 11.19	$ 11.75	$ 11.14	$ 11.35	$ 11.10
Total Return B, C, D	5.72%	.19%	10.40%	4.52%	9.48%	30.01%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.78%	.78%	.80%	.81%	.84%
Expenses net of fee waivers, if any	.79% A	.78%	.78%	.80%	.81%	.84%
Expenses net of all reductions	.79% A	.78%	.78%	.80%	.81%	.84%
Net investment income (loss)	3.69% A	3.64%	3.87%	4.28%	4.96%	5.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 885	$ 837	$ 975	$ 883	$ 1,199	$ 1,898
Portfolio turnover rate G	124% A	141%	129%	224%	208%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 11.71	$ 11.11	$ 11.33	$ 11.11	$ 8.92
Income from Investment Operations
Net investment income (loss) E	.200	.404	.434	.478	.560	.578
Net realized and unrealized gain (loss)	.430	(.400)	.701	.021	.457	2.087
Total from investment operations	.630	.004	1.135	.499	1.017	2.665
Distributions from net investment income	-	(.463)	(.401)	(.471)	(.503)	(.400)
Distributions from net realized gain	-	(.111)	(.134)	(.248)	(.294)	(.075)
Total distributions	-	(.574)	(.535)	(.719)	(.797)	(.475)
Net asset value, end of period	$ 11.77	$ 11.14	$ 11.71	$ 11.11	$ 11.33	$ 11.11
Total Return B, C, D	5.66%	.03%	10.23%	4.45%	9.23%	29.88%
Ratios to Average Net Assets F, H
Expenses before reductions	.94% A	.93%	.94%	.95%	.97%	.99%
Expenses net of fee waivers, if any	.94% A	.93%	.94%	.94%	.96%	.99%
Expenses net of all reductions	.94% A	.93%	.94%	.94%	.96%	.99%
Net investment income (loss)	3.53% A	3.49%	3.72%	4.13%	4.81%	5.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,658	$ 68,196	$ 41,502	$ 25,652	$ 7,599	$ 1,918
Portfolio turnover rate G	124% A	141%	129%	224%	208%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 11.73	$ 11.12	$ 11.34	$ 11.09	$ 8.92
Income from Investment Operations
Net investment income (loss) E	.214	.432	.461	.506	.584	.617
Net realized and unrealized gain (loss)	.426	(.401)	.705	.005	.474	2.065
Total from investment operations	.640	.031	1.166	.511	1.058	2.682
Distributions from net investment income	-	(.480)	(.422)	(.483)	(.514)	(.437)
Distributions from net realized gain	-	(.111)	(.134)	(.248)	(.294)	(.075)
Total distributions	-	(.591)	(.556)	(.731)	(.808)	(.512)
Net asset value, end of period	$ 11.81	$ 11.17	$ 11.73	$ 11.12	$ 11.34	$ 11.09
Total Return B, C, D	5.73%	.27%	10.50%	4.55%	9.63%	30.06%
Ratios to Average Net Assets F, H
Expenses before reductions	.72% A	.72%	.72%	.73%	.74%	.77%
Expenses net of fee waivers, if any	.72% A	.71%	.72%	.73%	.74%	.77%
Expenses net of all reductions	.72% A	.71%	.72%	.73%	.74%	.77%
Net investment income (loss)	3.75% A	3.70%	3.94%	4.35%	5.03%	5.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 992,461	$ 939,177	$ 1,085,039	$ 817,192	$ 628,706	$ 475,890
Portfolio turnover rate G	124% A	141%	129%	224%	208%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales, futures transactions and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 59,400,636
Gross unrealized depreciation	(6,225,899)
Net unrealized appreciation (depreciation) on securities and other investments	$ 53,174,737

Tax cost	$ 1,146,249,399

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 447,449	$ 293,267
Purchased Options	-	(7,348)
Swaps	(318,994)	(301,236)
Totals (a)	$ 128,455	$ (15,317)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $433,312,258 and $388,909,802, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 430
Service Class 2	101,782
$ 102,212

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.10% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 40,390
Service Class	295
Service Class 2	28,195
Investor Class	484,094
$ 552,974

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,054 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $150 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 5,053,580
Service Class	-	35,255
Service Class 2	-	2,666,002
Investor Class	-	38,963,680
Total	$ -	$ 46,718,517
From net realized gain
Initial Class	$ -	$ 1,204,917
Service Class	-	8,433
Service Class 2	-	607,316
Investor Class	-	9,182,090
Total	$ -	$ 11,002,756

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	365,034	623,949	$ 4,225,512	$ 7,325,056
Reinvestment of distributions	-	557,794	-	6,258,497
Shares redeemed	(1,157,891)	(4,508,150)	(13,235,460)	(52,458,877)
Net increase (decrease)	(792,857)	(3,326,407)	$ (9,009,948)	$ (38,875,324)
Service Class
Reinvestment of distributions	-	3,898	$ -	$ 43,688
Shares redeemed	-	(12,042)	-	(139,470)
Net increase (decrease)	-	(8,144)	$ -	$ (95,782)
Service Class 2
Shares sold	2,775,779	3,120,590	$ 31,820,593	$ 36,207,352
Reinvestment of distributions	-	293,554	-	3,273,318
Shares redeemed	(513,163)	(835,537)	(5,858,307)	(9,659,462)
Net increase (decrease)	2,262,616	2,578,607	$ 25,962,286	$ 29,821,208
Investor Class
Shares sold	3,360,075	4,595,613	$ 38,806,550	$ 53,868,632
Reinvestment of distributions	-	4,303,289	-	48,145,770
Shares redeemed	(3,419,442)	(17,295,535)	(38,720,458)	(199,921,858)
Net increase (decrease)	(59,367)	(8,396,633)	$ 86,092	$ (97,907,456)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 91% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPSI-SANN-0814
1.803539.110

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Service Class	.26%
Actual		$ 1,000.00	$ 1,051.00	$ 1.32
HypotheticalA		$ 1,000.00	$ 1,023.51	$ 1.30
Service Class 2.41%
Actual		$ 1,000.00	$ 1,050.20	$ 2.08
HypotheticalA		$ 1,000.00	$ 1,022.76	$ 2.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Air Transportation Portfolio	0.1	0.3
Fidelity Automotive Portfolio	0.0*	0.0*
Fidelity Banking Portfolio	1.6	1.6
Fidelity Biotechnology Portfolio	0.0	0.3
Fidelity Blue Chip Growth Fund	3.5	4.0
Fidelity Blue Chip Value Fund	0.5	0.0
Fidelity Brokerage and Investment Management Portfolio	0.3	0.7
Fidelity Chemicals Portfolio	1.0	0.8
Fidelity Communications Equipment Portfolio	0.1	0.1
Fidelity Computers Portfolio	0.2	0.0
Fidelity Consumer Discretionary Portfolio	1.7	0.6
Fidelity Consumer Staples Portfolio	0.6	0.7
Fidelity Contrafund	0.0	1.8
Fidelity Disciplined Equity Fund	2.0	2.9
Fidelity Electronics Portfolio	1.3	0.0
Fidelity Energy Portfolio	2.0	0.5
Fidelity Energy Service Portfolio	0.6	0.1
Fidelity Equity-Income Fund	0.0	0.4
Fidelity Event Driven Opportunities Fund	0.1	0.0
Fidelity Financial Services Portfolio	1.7	0.2
Fidelity Gold Portfolio	0.2	0.0
Fidelity Growth Discovery Fund	0.6	0.0
Fidelity Health Care Portfolio	2.1	1.5
Fidelity Independence Fund	0.9	0.0
Fidelity Industrial Equipment Portfolio	0.0	0.4
Fidelity Industrials Portfolio	1.5	2.1
Fidelity Insurance Portfolio	0.0	1.0
Fidelity Large Cap Stock Fund	4.0	4.2
Fidelity Low-Priced Stock Fund	0.0	2.9
Fidelity Materials Portfolio	0.6	0.3
Fidelity Medical Equipment & Systems Portfolio	0.0	0.1
Fidelity Mega Cap Stock Fund	4.2	2.2
Fidelity Mid Cap Value Fund	0.0	0.9
Fidelity Multimedia Portfolio	0.1	0.2
Fidelity New Millennium Fund	1.3	1.9
Fidelity OTC Portfolio	0.0	0.6
Fidelity Pharmaceuticals Portfolio	0.9	0.5
Fidelity Real Estate Investment Portfolio	0.4	0.0*
Fidelity Small Cap Enhanced Index Fund	0.0	0.1
Fidelity Small Cap Growth Fund	0.0	1.1
Fidelity Small Cap Value Fund	0.1	1.1
Fidelity Software and Computer Services Portfolio	0.5	1.1
Fidelity Stock Selector Large Cap Value Fund	0.7	0.0
Fidelity Technology Portfolio	1.7	0.9
Fidelity Telecommunications Portfolio	0.0	0.0*
Fidelity Transportation Portfolio	1.2	0.5
Fidelity Utilities Portfolio	0.7	0.0
Fidelity Value Discovery Fund	0.5	0.0
Fidelity Value Fund	2.4	1.6
SPDR S&P 500 ETF	0.0	0.4
Vanguard Value ETF	1.0	1.5
	42.9	42.1
International Equity Funds
Fidelity Diversified International Fund	2.4	1.7
Fidelity Emerging Asia Fund	0.2	0.0
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	0.0*	0.0*
Fidelity Emerging Markets Discovery Fund	0.0*	0.0*
Fidelity Emerging Markets Fund	0.4	0.3

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Europe Fund	3.2	3.4
Fidelity Europe Capital Appreciation Fund	0.0	0.0*
Fidelity International Capital Appreciation Fund	0.5	0.0
Fidelity International Discovery Fund	0.8	5.6
Fidelity International Small Cap Fund	0.1	3.1
Fidelity International Small Cap Opportunities Fund	1.8	0.9
Fidelity Japan Smaller Companies Fund	0.5	1.5
Fidelity Nordic Fund	2.1	1.9
Fidelity Overseas Fund	4.7	0.0
Fidelity Pacific Basin Fund	0.0*	0.0*
iShares MSCI EAFE Index ETF	1.5	0.9
iShares MSCI Taiwan Index ETF	1.4	0.0
WisdomTree Japan Hedged Equity ETF	0.5	0.8
	20.1	20.1
Fixed-Income Funds
Fidelity Conservative Income Bond Fund	0.1	0.3
Fidelity Corporate Bond Fund	7.2	5.7
Fidelity Floating Rate High Income Fund	0.1	0.4
Fidelity High Income Fund	0.3	0.2
Fidelity New Markets Income Fund	0.2	0.0
Fidelity Real Estate Income Fund	0.3	0.0*
Fidelity Total Bond Fund	23.2	23.7
iShares JPMorgan USD Emerging Markets Bond ETF	0.6	0.0
SPDR Lehman High Yield Bond ETF	0.8	1.2
	32.8	31.5
U.S. Treasury Obligations
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 7/31/14 to 9/18/14	0.1	0.0
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.07% 1/2/14 to 2/27/14	0.0	0.2
	0.1	0.2
Net Other Assets (Liabilities)	4.1	6.1
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
As of June 30, 2014 *
Domestic Equity Funds	42.9%
International Equity Funds	20.1%
Fixed-Income Funds	32.8%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	4.1%
* Futures	2.6%

As of December 31, 2013 *
Domestic Equity Funds	42.1%
International Equity Funds	20.1%
Fixed-Income Funds	31.5%
Short-Term Investments	0.2%
Net Other Assets (Liabilities)	6.1%
* Futures	4.5%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.0%
	Shares	Value
Domestic Equity Funds - 42.9%
Fidelity Air Transportation Portfolio (b)	1,007	$ 65,876
Fidelity Automotive Portfolio (b)	1,047	56,755
Fidelity Banking Portfolio (b)	60,305	1,581,804
Fidelity Blue Chip Growth Fund (b)	50,821	3,451,286
Fidelity Blue Chip Value Fund (b)	30,154	466,782
Fidelity Brokerage and Investment Management Portfolio (b)	4,006	292,661
Fidelity Chemicals Portfolio (b)	6,369	973,699
Fidelity Communications Equipment Portfolio (b)	2,123	68,570
Fidelity Computers Portfolio (b)	2,277	178,127
Fidelity Consumer Discretionary Portfolio (b)	52,570	1,683,306
Fidelity Consumer Staples Portfolio (b)	6,980	648,286
Fidelity Disciplined Equity Fund (b)	57,643	1,971,952
Fidelity Electronics Portfolio (b)	16,997	1,323,385
Fidelity Energy Portfolio (b)	32,181	1,985,540
Fidelity Energy Service Portfolio (b)	6,363	624,969
Fidelity Event Driven Opportunities Fund (b)	9,137	101,601
Fidelity Financial Services Portfolio (b)	19,675	1,657,777
Fidelity Gold Portfolio (a)(b)	9,792	229,920
Fidelity Growth Discovery Fund (b)	27,778	640,849
Fidelity Health Care Portfolio (b)	10,020	2,070,934
Fidelity Independence Fund (b)	22,187	891,257
Fidelity Industrials Portfolio (b)	44,489	1,469,457
Fidelity Large Cap Stock Fund (b)	141,683	3,974,222
Fidelity Materials Portfolio (b)	7,133	628,760
Fidelity Mega Cap Stock Fund (b)	256,895	4,223,349
Fidelity Multimedia Portfolio (b)	1,238	101,422
Fidelity New Millennium Fund (b)	30,057	1,261,202
Fidelity Pharmaceuticals Portfolio (b)	43,318	908,381
Fidelity Real Estate Investment Portfolio (b)	10,108	377,333
Fidelity Small Cap Value Fund (b)	3,749	77,972
Fidelity Software and Computer Services Portfolio (b)	4,015	471,985
Fidelity Stock Selector Large Cap Value Fund (b)	42,952	715,575
Fidelity Technology Portfolio (b)	13,719	1,662,827
Fidelity Transportation Portfolio (b)	14,145	1,175,749
Fidelity Utilities Portfolio (b)	9,258	719,932
Fidelity Value Discovery Fund (b)	23,859	562,123
Fidelity Value Fund (b)	21,141	2,393,196
Vanguard Value ETF	12,442	1,007,180
TOTAL DOMESTIC EQUITY FUNDS		42,696,001
International Equity Funds - 20.1%
Fidelity Diversified International Fund (b)	63,321	2,408,732
Fidelity Emerging Asia Fund (b)	4,605	150,482

	Shares	Value
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (b)	101	$ 971
Fidelity Emerging Markets Discovery Fund (b)	3,872	49,439
Fidelity Emerging Markets Fund (b)	14,151	364,243
Fidelity Europe Fund (b)	78,022	3,153,631
Fidelity International Capital Appreciation Fund (b)	28,822	503,235
Fidelity International Discovery Fund (b)	18,112	745,839
Fidelity International Small Cap Fund (b)	2,918	80,683
Fidelity International Small Cap Opportunities Fund (b)	122,625	1,828,344
Fidelity Japan Smaller Companies Fund (b)	37,910	516,328
Fidelity Nordic Fund (b)	42,287	2,069,112
Fidelity Overseas Fund (b)	111,430	4,664,442
Fidelity Pacific Basin Fund (b)	493	14,352
iShares MSCI EAFE Index ETF	22,437	1,534,018
iShares MSCI Taiwan Index ETF	90,353	1,427,577
WisdomTree Japan Hedged Equity ETF	9,541	470,944
TOTAL INTERNATIONAL EQUITY FUNDS		19,982,372
TOTAL EQUITY FUNDS (Cost $58,910,431)		62,678,373
Fixed-Income Funds - 32.8%

Fidelity Conservative Income Bond Fund (b)	13,594	136,483
Fidelity Corporate Bond Fund (b)	622,166	7,123,796
Fidelity Floating Rate High Income Fund (b)	12,538	125,252
Fidelity High Income Fund (b)	27,478	261,040
Fidelity New Markets Income Fund (b)	8,285	139,274
Fidelity Real Estate Income Fund (b)	27,844	332,741
Fidelity Total Bond Fund (b)	2,146,108	23,049,202
iShares JPMorgan USD Emerging Markets Bond ETF	4,793	552,489
SPDR Lehman High Yield Bond ETF	19,202	801,299
TOTAL FIXED-INCOME FUNDS (Cost $31,912,412)		32,521,576
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 7/31/14 to 9/18/14 (c) (Cost $129,994)	$ 130,000	$ 129,996
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $90,952,837)	95,329,945
NET OTHER ASSETS (LIABILITIES) - 4.1%	4,094,980
NET ASSETS - 100%	$ 99,424,925
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
23 CME E-mini S&P 500 Index Contracts	Sept. 2014	$ 2,245,260	$ 33,566
3 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	295,335	1,330
TOTAL EQUITY INDEX CONTRACTS		$ 2,540,595	$ 34,896

The face value of futures purchased as a percentage of net assets is 2.6%
Legend
(a) Non-income producing
(b) Affiliated Fund
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $125,996.
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $2,733,448.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 209,440	$ 65,107	$ 209,193	$ -	$ 65,876
Fidelity Automotive Portfolio	31,477	26,082	-	24	56,755
Fidelity Banking Portfolio	1,039,280	547,524	-	3,994	1,581,804
Fidelity Biotechnology Portfolio	159,089	-	174,461	-	-
Fidelity Blue Chip Growth Fund	2,499,014	728,879	-	-	3,451,286
Fidelity Blue Chip Value Fund	-	443,540	-	-	466,782
Fidelity Brokerage and Investment Management Portfolio	456,119	298,512	437,622	739	292,661
Fidelity Chemicals Portfolio	482,150	457,933	-	1,369	973,699
Fidelity Communications Equipment Portfolio	62,560	68	-	8	68,570
Fidelity Computers Portfolio	-	171,067	-	-	178,127
Fidelity Conservative Income Bond Fund	157,790	195	21,501	195	136,483
Fidelity Consumer Discretionary Portfolio	400,585	1,471,787	203,868	124	1,683,306
Fidelity Consumer Staples Portfolio	413,214	219,295	-	1,173	648,286
Fidelity Contrafund	1,112,860	56,443	1,160,629	-	-
Fidelity Corporate Bond Fund	3,623,807	3,295,556	23,165	81,864	7,123,796
Fidelity Disciplined Equity Fund	1,806,653	55,985	-	-	1,971,952
Fidelity Diversified International Fund	1,051,203	1,882,442	573,141	-	2,408,732
Fidelity Electronics Portfolio	-	1,241,046	-	281	1,323,385
Fidelity Emerging Asia Fund	-	144,035	-	-	150,482
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	932	-	-	-	971
Fidelity Emerging Markets Discovery Fund	33,135	13,519	-	-	49,439
Fidelity Emerging Markets Fund	160,167	185,323	-	-	364,243
Fidelity Energy Portfolio	289,435	1,967,837	463,953	2,581	1,985,540
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Energy Service Portfolio	$ 88,968	$ 462,537	$ -	$ 90	$ 624,969
Fidelity Equity-Income Fund	270,886	419,170	698,810	715	-
Fidelity Europe Capital Appreciation Fund	5,696	-	5,795	-	-
Fidelity Europe Fund	2,183,567	2,282,604	1,469,075	-	3,153,631
Fidelity Event Driven Opportunities Fund	-	100,606	-	-	101,601
Fidelity Financial Services Portfolio	102,376	1,502,338	-	1,842	1,657,777
Fidelity Floating Rate High Income Fund	240,294	3,705	119,238	3,694	125,252
Fidelity Gold Portfolio	-	337,414	121,172	-	229,920
Fidelity Growth Discovery Fund	-	1,158,524	560,306	-	640,849
Fidelity Health Care Portfolio	961,354	1,903,035	942,055	-	2,070,934
Fidelity High Income Fund	147,660	110,464	-	5,735	261,040
Fidelity Independence Fund	-	880,165	-	-	891,257
Fidelity Industrial Equipment Portfolio	262,007	22,055	267,625	583	-
Fidelity Industrials Portfolio	1,343,952	1,025,268	888,370	2,129	1,469,457
Fidelity Insurance Portfolio	636,498	-	615,551	-	-
Fidelity International Capital Appreciation Fund	-	480,345	-	-	503,235
Fidelity International Discovery Fund	3,532,493	152,927	2,887,310	-	745,839
Fidelity International Small Cap Fund	1,948,358	21,040	1,881,898	-	80,683
Fidelity International Small Cap Opportunities Fund	541,201	1,398,510	196,706	-	1,828,344
Fidelity IT Services Portfolio	-	63,682	62,140	-	-
Fidelity Japan Smaller Companies Fund	961,008	-	415,291	-	516,328
Fidelity Large Cap Stock Fund	2,648,195	1,456,762	228,536	12,399	3,974,222
Fidelity Low-Priced Stock Fund	1,813,267	10,649	1,844,255	-	-
Fidelity Materials Portfolio	181,107	426,705	-	277	628,760
Fidelity Medical Equipment and Systems Portfolio	76,837	-	81,890	-	-
Fidelity Mega Cap Stock Fund	1,423,614	3,213,364	642,565	-	4,223,349
Fidelity Mid Cap Value Fund	579,054	-	561,375	-	-
Fidelity Multimedia Portfolio	98,463	1,653	-	7	101,422
Fidelity New Markets Income Fund	-	136,467	-	678	139,274
Fidelity New Millennium Fund	1,177,807	1,905,294	1,924,160	-	1,261,202
Fidelity Nordic Fund	1,224,918	711,127	-	-	2,069,112
Fidelity OTC Portfolio	405,892	387,793	771,047	-	-
Fidelity Overseas Fund	-	4,497,078	-	-	4,664,442
Fidelity Pacific Basin Fund	13,632	-	-	-	14,352
Fidelity Pharmaceuticals Portfolio	330,992	517,663	-	1,482	908,381
Fidelity Real Estate Income Fund	1,485	327,773	-	3,395	332,741
Fidelity Real Estate Investment Portfolio	4,418	364,335	-	1,560	377,333
Fidelity Small Cap Enhanced Index Fund	58,106	-	58,884	-	-
Fidelity Small Cap Growth Fund	701,386	-	659,409	-	-
Fidelity Small Cap Value Fund	722,853	-	640,693	-	77,972
Fidelity Software and Computer Services Portfolio	692,186	686,094	893,502	-	471,985
Fidelity Stock Selector Large Cap Value Fund	-	701,372	-	-	715,575
Fidelity Technology Portfolio	582,773	1,379,654	289,153	-	1,662,827
Fidelity Telecommunications Portfolio	5,918	-	5,717	-	-
Fidelity Total Bond Fund	14,965,343	8,661,227	1,085,230	262,280	23,049,202
Fidelity Transportation Portfolio	304,946	1,161,912	324,012	1,672	1,175,749
Fidelity Utilities Portfolio	-	714,322	-	-	719,932
Fidelity Value Discovery Fund	-	555,916	-	-	562,123
Fidelity Value Fund	1,027,270	1,187,809	-	-	2,393,196
Total	$ 56,255,690	$ 54,601,533	$ 24,409,303	$ 390,890	$ 89,406,442
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$ 64,032,161	$ 64,032,161	$ -	$ -
Fixed-Income Funds	31,167,788	31,167,788	-	-
Other Short-Term Investments and Net Other Assets	129,996	-	129,996	-
Total Investments in Securities:	$ 95,329,945	$ 95,199,949	$ 129,996	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 34,896	$ 34,896	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 34,896	$ -
Total Value of Derivatives	$ 34,896	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,760,806)	$ 5,923,503
Affiliated underlying funds (cost $85,192,031)	89,406,442
Total Investments (cost $90,952,837)		$ 95,329,945
Cash		5,060,947
Receivable for investments sold		216,489
Receivable for fund shares sold		796,139
Dividends receivable		13,604
Receivable for daily variation margin for derivative instruments		685
Other receivables		145
Total assets		101,417,954

Liabilities
Payable for investments purchased	$ 1,944,908
Payable for fund shares redeemed	16,207
Accrued management fee	19,839
Distribution and service plan fees payable	11,541
Other affiliated payables	534
Total liabilities		1,993,029

Net Assets		$ 99,424,925
Net Assets consist of:
Paid in capital		$ 93,612,780
Undistributed net investment income		273,324
Accumulated undistributed net realized gain (loss) on investments		1,126,817
Net unrealized appreciation (depreciation) on investments		4,412,004
Net Assets		$ 99,424,925

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($2,907,618 ÷ 250,318 shares)	$ 11.62

Service Class 2: Net Asset Value, offering price and redemption price per share ($96,517,307 ÷ 8,323,929 shares)	$ 11.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 50,694
Affiliated		390,890
Interest		887
Total income		442,471

Expenses
Management fee	$ 117,664
Transfer agent fees	3,788
Distribution and service plan fees	96,101
Independent trustees' compensation	139
Miscellaneous	1
Total expenses before reductions	217,693
Expense reductions	(59,721)	157,972
Net investment income (loss)		284,499
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Sale of underlying fund shares:
Unaffiliated	104,251
Affiliated	323,338
Realized gain distributions from underlying funds:
Affiliated	599,980
Futures contracts	221,472
Total net realized gain (loss)		1,249,041
Change in net unrealized appreciation (depreciation) on: Investment securities	2,695,630
Futures contracts	(70,468)
Total change in net unrealized appreciation (depreciation)		2,625,162
Net gain (loss)		3,874,203
Net increase (decrease) in net assets resulting from operations		$ 4,158,702

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	For the period February 13, 2013 (commencement of operations) to December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 284,499	$ 385,632
Net realized gain (loss)	1,249,041	1,683,607
Change in net unrealized appreciation (depreciation)	2,625,162	1,786,842
Net increase (decrease) in net assets resulting from operations	4,158,702	3,856,081
Distributions to shareholders from net investment income	(24,640)	(372,167)
Distributions to shareholders from net realized gain	(806,959)	(998,871)
Total distributions	(831,599)	(1,371,038)
Share transactions - net increase (decrease)	32,844,945	60,767,834
Total increase (decrease) in net assets	36,172,048	63,252,877

Net Assets
Beginning of period	63,252,877	-
End of period (including undistributed net investment income of $273,324 and undistributed net investment income of $13,465, respectively)	$ 99,424,925	$ 63,252,877

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.19
Net realized and unrealized gain (loss)	.52	1.26
Total from investment operations	.57	1.45
Distributions from net investment income	- H	(.07)
Distributions from net realized gain	(.13)	(.18)
Total distributions	(.14) I	(.26) J
Net asset value, end of period	$ 11.62	$ 11.19
Total ReturnB, C, D	5.10%	14.46%
Ratios to Average Net Assets G, K
Expenses before reductions	.41% A	.42% A
Expenses net of fee waivers, if any	.26% A	.26% A
Expenses net of all reductions	.26% A	.26% A
Net investment income (loss)	.87% A	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,908	$ 2,802
Portfolio turnover rateK	68% A	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 13, 2013 (commencement of operations) to December 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.131 per share.

J Total distributions of $.26 per share is comprised of distributions from net investment income of $.072 and distributions from net realized gain of $.183 per share.

K Amounts do not include the activity of the Underlying Funds.

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.17
Net realized and unrealized gain (loss)	.52	1.26
Total from investment operations	.56	1.43
Distributions from net investment income	- H	(.07)
Distributions from net realized gain	(.13)	(.18)
Total distributions	(.14) I	(.25)
Net asset value, end of period	$ 11.60	$ 11.18
Total ReturnB, C, D	5.02%	14.32%
Ratios to Average Net Assets G, J
Expenses before reductions	.56% A	.56% A
Expenses net of fee waivers, if any	.41% A	.41% A
Expenses net of all reductions	.41% A	.40% A
Net investment income (loss)	.72% A	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,517	$ 60,451
Portfolio turnover rateJ	68% A	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 13, 2013 (commencement of operations) to December 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.131 per share.

J Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each underlying mutual fund and exchange-traded fund (ETF)(the Underlying Funds) as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield of price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,414,376
Gross unrealized depreciation	(88,727)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,325,649

Tax cost	$ 91,004,296

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $221,472 and a change in net unrealized appreciation (depreciation) of $(70,468) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares aggregated $58,388,803 and $25,551,464, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .30% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. Pursuant to this agreement, FMR pays all expenses of the Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 1,409
Service Class 2	94,692
$ 96,101

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .15% of average net assets invested in Underlying Funds that are not managed by the investment adviser or its affiliates. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Service Class	$ 136
Service Class 2	3,652
$ 3,788

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Funds' average net assets until April 30, 2015. During the period, the Fund's management fee was reduced by $19,643.

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
Service Class	$ 1,409
Service Class 2	37,993
Total	$ 39,402

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $607 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $69.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013A
From net investment income
Service Class	$ 1,001	$ 18,021
Service Class 2	23,639	354,146
Total	$ 24,640	$ 372,167
From net realized gain
Service Class	32,790	45,803
Service Class 2	774,169	953,068
Total	$ 806,959	$ 998,871

A For the period February 13, 2013 (commencement of operations) to December 31, 2013.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013 A	Six months ended June 30, 2014	Year ended December 31, 2013 A
Service Class
Shares sold	29	250,295	$ 321	$ 2,503,060
Reinvestment of distributions	3,039	5,724	33,791	63,824
Shares redeemed	(3,051)	(5,718)	(33,923)	(63,869)
Net increase (decrease)	17	250,301	$ 189	$ 2,503,015
Service Class 2
Shares sold	3,269,326	5,531,253	$ 36,800,534	$ 59,610,791
Reinvestment of distributions	71,875	117,344	797,808	1,307,214
Shares redeemed	(422,445)	(243,424)	(4,753,586)	(2,653,186)
Net increase (decrease)	2,918,756	5,405,173	$ 32,844,756	$ 58,264,819

A For the period February 13, 2013 (commencement of operations) to December 31, 2013.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 89% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

Administrator

Fidelity Management & Research Company
Boston, MA

VIPTV-SANN-0814
1.955018.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 25, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 25, 2014